                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                               File No. 33-63238
                                                               File No. 811-7742

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

         Pre-Effective Amendment No.                                         [_]
                                                  ---------
         Post-Effective Amendment No.                30                      [X]
                                                  ---------

                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

         Amendment No.                               31
                                                  ---------


                              VOYAGEUR MUTUAL FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 2005 Market Street, Philadelphia, Pennsylvania     19103-7094
--------------------------------------------------------------------------------
                    (Address of Principal Executive Offices)         (Zip Code)

Registrant's Telephone Number, including Area Code:               (800) 523-1918
                                                                  --------------

        David F. Connor, 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                           December 30, 2005
                                                               -----------------

It is proposed that this filing will become effective:
___________ Immediately upon filing pursuant to paragraph (b)
___________ on (date) pursuant to paragraph (b)
___________ 60 days after filing pursuant to paragraph (a) (1)
_____X_____ on December 30, 2005 pursuant to paragraph (a)(1)
___________ 75 days after filing pursuant to paragraph (a) (2)
___________ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate:
___________ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                 C O N T E N T S


 This Post-Effective Amendment No. 30 to Registration File No. 33-63238 includes the following:


         1. Facing Page

         2. Contents Page

         3. Part A - Prospectus (1)

         4. Part B - Statement of Additional Information (1)

         5. Part C - Other Information (1)

         6. Signatures

         7. Exhibits

This Registration Statement contains one Prospectus and one Statement of Additional Information for five registrants (each of which offers its shares in one or more series). This Registration Statement contains one Part C for the Registrant. Separate Registration Statements, each of which incorporates by reference the common Prospectus and common Statement of Additional Information and includes its own Part C, also are being filed for each of the five other registrants.

         (1) This Post-Effective Amendment relates to all Series of shares of the Registrant, except that the shares of Delaware National High-Yield Municipal Bond Fund are described in a separate Prospectus and Statement of Additional Information. The Prospectus and Statement of Additional Information of Delaware National High-Yield Municipal Bond Fund are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 32 to the Registration Statement of Delaware Group Tax-Free Funds (File No. 2-86606) filed October 31, 2005. Shares of the other Series are described in a common Prospectus, Statement of Additional and Part C included herein.

FIXED INCOME                              Delaware
                                          Investments
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)







PROSPECTUS     December 30, 2005
--------------------------------------------------------------------------------
DELAWARE TAX-FREE ARIZONA INSURED FUND               CLASS A * CLASS B * CLASS C
DELAWARE TAX-FREE CALIFORNIA FUND                    CLASS A * CLASS B * CLASS C
DELAWARE TAX-FREE COLORADO FUND                      CLASS A * CLASS B * CLASS C
DELAWARE TAX-FREE FLORIDA INSURED FUND               CLASS A * CLASS B * CLASS C
DELAWARE TAX-FREE IDAHO FUND                         CLASS A * CLASS B * CLASS C
DELAWARE TAX-FREE MINNESOTA FUND                     CLASS A * CLASS B * CLASS C
DELAWARE TAX-FREE MINNESOTA INSURED FUND             CLASS A * CLASS B * CLASS C
DELAWARE TAX-FREE MINNESOTA INTERMEDIATE FUND        CLASS A * CLASS B * CLASS C
DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND    CLASS A * CLASS B * CLASS C
DELAWARE TAX-FREE MISSOURI INSURED FUND              CLASS A * CLASS B * CLASS C
DELAWARE TAX-FREE NEW YORK FUND                      CLASS A * CLASS B * CLASS C
DELAWARE TAX-FREE OREGON INSURED FUND                CLASS A * CLASS B * CLASS C




THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OF THIS PROSPECTUS, AND ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

FUND PROFILES                                               PAGE
Delaware Tax-Free Arizona Insured Fund
Delaware Tax-Free California Fund
Delaware Tax-Free Colorado Fund
Delaware Tax-Free Florida Insured Fund
Delaware Tax-Free Idaho Fund
Delaware Tax-Free Minnesota Fund
Delaware Tax-Free Minnesota Insured Fund
Delaware Tax-Free Minnesota Intermediate Fund
Delaware Minnesota High-Yield Municipal Bond Fund
Delaware Tax-Free Missouri Insured Fund
Delaware Tax-Free New York Fund
Delaware Tax-Free Oregon Insured Fund

HOW WE MANAGE THE FUNDS                                     PAGE
Our investment strategies
The securities we typically invest in
The risks of investing in the Funds
Disclosure of portfolio holdings information

WHO MANAGES THE FUNDS                                       PAGE
Investment manager
Portfolio managers
Who's who?

ABOUT YOUR ACCOUNT                                          PAGE
Investing in the Funds
   Choosing a share class
   Dealer compensation
How to reduce your sales charge
How to buy shares
Fair valuation
How to redeem shares
Account minimums
Special services
Frequent trading of Fund shares
Dividends, distributions and taxes
Certain management considerations

FINANCIAL HIGHLIGHTS                                        PAGE

GLOSSARY                                                    PAGE

PROFILE: ARIZONA TAX-FREE FUND

WHAT ARE THE FUND'S GOALS?
Delaware Tax-Free Arizona Insured Fund seeks as high a level of current income exempt from federal income tax and from the Arizona state personal income tax, as is consistent with preservation of capital. Although the Fund will strive to meet this goal, there is no assurance that it will.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES? Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax, and the Arizona state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval.

Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. We will attempt to adjust the average maturity of the bonds in the portfolio to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs. The Fund will generally have a dollar-weighted average effective maturity of between five and 30 years.

Under normal circumstances, Tax-Free Arizona Insured Fund will invest at least 80% of its net assets in insured securities. This insurance does not protect against changes in the value of the bonds in the portfolio or changes in the value of Fund shares. The Fund is also permitted to invest up to 20% of its total assets in non-insured municipal securities that are rated within one of the top four rating categories or that are unrated but are determined at the time of purchase to be of equivalent credit quality. The Fund will provide its shareholders with at least 60 days prior notice in the event of any change to this policy.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. The Fund will be affected primarily by adverse changes in interest rates. When interest rates rise, the value of bonds in the portfolios will likely decline. This generally affects securities with longer maturities more than those with shorter maturities. The Fund may also be affected by the ability of individual municipalities to pay interest and repay principal on the bonds they issue. Weak economic conditions in Arizona may hinder that ability. The Fund is a non-diversified investment company under the Investment Company Act of 1940 and may be subject to greater risk than if it were diversified. Under normal circumstances, the Fund may invest up to 20% of its net assets in securities the income from which is subject to the federal alternative minimum tax. Income from these securities would be taxable for investors subject to that tax.

For a more complete discussion of risk, please see "The risks of investing in the Funds" on page 33.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss the Fund with your financial advisor to determine whether they are an appropriate choice for you.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

HOW HAS THE DELAWARE TAX-FREE ARIZONA INSURED FUND PERFORMED?

THIS BAR CHART AND TABLE can help you evaluate the risks of investing in the Fund. We show calendar year returns for the Fund's Class A shares, as well as the average annual returns of all shares. A Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect expense caps. The returns would be lower without the caps.

YEAR-BY-YEAR TOTAL RETURN (Class A)

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN (CLASS A)]

---------------------------------------------------------------------------------------------------------------------------
                        1995      1996      1997      1998      1999       2000      2001      2002      2003      2004
---------------------------------------------------------------------------------------------------------------------------
Tax-Free Arizona
Insured Fund           19.09%     4.08%     8.96%     5.73%    -4.02%     11.18%     4.48%     8.92%     4.61%     ____%
---------------------------------------------------------------------------------------------------------------------------

As of September 30, 2005, the Tax-Free Arizona Insured Fund's Class A shares had a calendar year-to-date return of ____%. During the periods illustrated in this bar chart, Class A's highest quarterly return was ____% for the quarter ended ____ and its lowest quarterly return was ____% for the quarter ended ____.

The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the returns in the previous paragraphs or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table below do include the sales charge.

AVERAGE ANNUAL RETURNS for periods ending 12/31/04
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     10 YEARS OR
TAX-FREE ARIZONA INSURED FUND                                                                   1 YEAR      5 YEARS   LIFETIME**
---------------------------------------------------------------------------------------------------------------------------------
Class A return before taxes                                                                      ____%        ____%        ____%
---------------------------------------------------------------------------------------------------------------------------------
Class A return after taxes on distributions                                                      ____%        ____%        ____%
---------------------------------------------------------------------------------------------------------------------------------
Class A return after taxes on distributions and sale of Fund shares                              ____%        ____%        ____%
---------------------------------------------------------------------------------------------------------------------------------
Class B return before taxes*                                                                     ____%        ____%        ____%
---------------------------------------------------------------------------------------------------------------------------------
Class C return before taxes*                                                                     ____%        ____%        ____%
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)         ____%        ____%        ____%
---------------------------------------------------------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the Lehman Brothers Municipal Bond Index. You should remember that unlike the Fund, the index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Tax-Free Arizona Insured Fund's Class B would be ____%, ____% and ____% for the one-year, five-year and lifetime periods, respectively, and Class C would be ____%, ____% and ____% for the one-year, five-year and lifetime periods, respectively.

** Lifetime returns are shown if the Fund or Class existed for less than 10 years. Inception dates for Class B and Class C shares of the Tax-Free Arizona Insured Fund were March 10, 1995 and May 26, 1994, respectively. Lehman Brothers Municipal Bond Index return for Tax-Free Arizona Insured Fund is for 10 years; Class B and Class C lifetime returns were ____% and ____%. Lehman Municipal Bond Index reports returns on a monthly basis. Index returns for Class B and Class C lifetimes reflect the returns from ____ and ____, repectively, through December 31, 2004.

WHAT ARE THE FUND'S FEES AND EXPENSES?

-----------------------------------------------------------------------------------------------------------------------------------
SALES CHARGES are fees paid directly from   CLASS                                                            A         B         C
your investments when you buy or sell       ---------------------------------------------------------------------------------------
shares of a Fund.                           Maximum sales charge (load) imposed on purchases as a        4.50%      none      none
                                            percentage of offering price
                                            ---------------------------------------------------------------------------------------
                                            Maximum contingent deferred sales charge (load) as a       none(1)  4.00%(2)  1.00%(3)
                                            percentage of original purchase price or redemption
                                            price, whichever is lower
                                            ---------------------------------------------------------------------------------------
                                            Maximum sales charge (load) imposed on reinvested             none      none      none
                                            dividends
                                            ---------------------------------------------------------------------------------------
                                            Redemption fees                                               none      none      none
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES are          Management fees                                              0.50%     0.50%     0.50%
deducted from a Fund's assets.              ---------------------------------------------------------------------------------------
                                            Distribution and service (12b-1) fees                        0.25%     1.00%     1.00%
                                            ---------------------------------------------------------------------------------------
                                            Other expenses                                               ____%     ____%     ____%
                                            ---------------------------------------------------------------------------------------
                                            Total annual fund operating expenses                         ____%     ____%     ____%
                                            ---------------------------------------------------------------------------------------
                                            Fee waivers and payments(4)                                  ____%     ____%     ____%
                                            ---------------------------------------------------------------------------------------
                                            Net expenses                                                 ____%     ____%     ____%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
THIS EXAMPLE is intended to help you        CLASS(6)                          A         B               B        C               C
compare the cost of investing in the        ---------------------------------------------------------------------------------------
Funds to the cost of investing in other                                                     (IF REDEEMED)            (IF REDEEMED)
mutual funds with similar investment        ---------------------------------------------------------------------------------------
objectives. We show the cumulative amount   1 year                        $____     $____           $____    $____           $____
of Fund expenses on a hypothetical          ---------------------------------------------------------------------------------------
investment of $10,000 with an annual 5%     3 years                       $____     $____           $____    $____           $____
return over the time shown.(5) This is an   ---------------------------------------------------------------------------------------
example only, and does not represent        5 years                       $____     $____           $____    $____           $____
future expenses, which may be greater or    ---------------------------------------------------------------------------------------
less than those shown here.                 10 years                      $____     $____           $____    $____           $____
-----------------------------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.

(4) The investment manager has contracted to waive fees and pay expenses of the Fund through [March 31, 2006] in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding [0.55%] of average daily net assets of the Fund.
(5) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10.

(6) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

PROFILE: CALIFORNIA TAX-FREE FUND

WHAT ARE THE FUND'S GOALS?
Delaware Tax-Free California Fund seeks as high a level of current income exempt from federal income tax and from the California state personal income tax, as is consistent with preservation of capital. Although the Fund will strive to meet this goal, there is no assurance that it will.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES? Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax, and the California state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval.

Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. We will attempt to adjust the average maturity of the bonds in the portfolio to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. Each Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs. The Funds will generally have a dollar-weighted average effective maturity of between five and 30 years.

Under normal circumstances, Tax-Free California Insured Fund will invest at least 80% of its net assets insured securities. This insurance does not protect against changes in the value of the bonds in the portfolio or changes in the value of Fund shares. The Fund is also permitted to invest up to 20% of its total assets in non-insured municipal securities that are rated within one of the top four rating categories or that are unrated but are determined at the time of purchase to be of equivalent credit quality. The Fund will provide its shareholders with at least 60 days prior notice in the event of any change to this policy.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. The Fund will be affected primarily by adverse changes in interest rates. When interest rates rise, the value of bonds in the portfolios will likely decline. This generally affects securities with longer maturities more than those with shorter maturities. The Fund may also be affected by the ability of individual municipalities to pay interest and repay principal on the bonds they issue. Weak economic conditions in California may hinder that ability. The Fund is non-diversified investment companies under the Investment Company Act of 1940 and may be subject to greater risk than if they were diversified. Under normal circumstances, the Fund may invest up to 20% of its net assets in securities the income from which is subject to the federal alternative minimum tax. Income from these securities would be taxable for investors subject to that tax.

For a more complete discussion of risk, please see "The risks of investing in the Funds" on page 33.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss the Fund with your financial advisor to determine whether they are an appropriate choice for you.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

HOW HAS THE DELAWARE TAX-FREE CALIFORNIA FUND PERFORMED?

THIS BAR CHART AND TABLE can help you evaluate the risks of investing in the Fund. We show calendar year returns for the Fund's Class A shares, as well as the average annual returns of all shares. The Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect expense caps. The returns would be lower without the caps.

YEAR-BY-YEAR TOTAL RETURN (Class A)

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN (CLASS A)]

-----------------------------------------------------------------------------------------------------------------------------
                                   1996      1997       1998      1999      2000      2001      2002       1993      2004
-----------------------------------------------------------------------------------------------------------------------------
Tax-Free California Fund           4.19%    12.43%      7.11%    -7.55%    14.51%     4.82%     9.00%      4.95%     ____%
-----------------------------------------------------------------------------------------------------------------------------

As of September 30, 2005, the Tax-Free California Fund's Class A shares had a calendar year-to-date return of ____%. During the periods illustrated in this bar chart, Class A's highest quarterly return was ____% for the quarter ended ______ and its lowest quarterly return was ____% for the quarter ended _____.

The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the returns in the previous paragraphs or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table below do include the sales charge.

AVERAGE ANNUAL RETURNS for periods ending 12/31/04
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        10 YEARS OR
TAX-FREE CALIFORNIA FUND                                                                           1 YEAR      5 YEARS   LIFETIME**
------------------------------------------------------------------------------------------------------------------------------------
Class A return before taxes                                                                         ____%        ____%        ____%
------------------------------------------------------------------------------------------------------------------------------------
Class A return after taxes on distributions                                                         ____%        ____%        ____%
------------------------------------------------------------------------------------------------------------------------------------
Class A return after taxes on distributions and sale of Fund shares                                 ____%        ____%        ____%
------------------------------------------------------------------------------------------------------------------------------------
Class B return before taxes*                                                                        ____%        ____%        ____%
------------------------------------------------------------------------------------------------------------------------------------
Class C return before taxes*                                                                        ____%        ____%        ____%
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)            ____%        ____%        ____%
------------------------------------------------------------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the Lehman Brothers Municipal Bond Index. You should remember that unlike the Funds, the index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Tax-Free California Fund's Class B would ____%, ____% and ____% for the one-year, five-year and lifetime periods, respectively, and Class C would ____%, ____% and ____% for the one-year, five-year and lifetime periods, respectively.

** Lifetime returns are shown if the Fund or Class existed for less than 10 years. Inception dates for Class A, Class B and Class C shares of the Tax-Free California Fund were March 2, 1995, August 23, 1995 and April 9, 1996, respectively. Lehman Brothers Municipal Bond Index return for Tax-Free California Fund is for Class A's lifetime period; Class B and Class C lifetimes were ____% and ____%, respectively. Lehman Municipal Bond Index reports returns on a monthly basis. Index returns for Class B and Class C lifetimes reflect the returns from ____ and ____, respectively, through December 31, 2004.

WHAT ARE THE FUND'S FEES AND EXPENSES?

------------------------------------------------------------------------------------------------------------------------------------
SALES CHARGES are fees paid directly       CLASS                                                             A         B          C
from your investments when you buy or      -----------------------------------------------------------------------------------------
sell shares of a Fund.                     Maximum sales charge (load) imposed on purchases as a         4.50%      none       none
                                           percentage of offering price
                                           -----------------------------------------------------------------------------------------
                                           Maximum contingent deferred sales charge (load) as a
                                           percentage of original purchase price or redemption
                                           price, whichever is lower                                   none(1)  4.00%(2)   1.00%(3)
                                           -----------------------------------------------------------------------------------------
                                           Maximum sales charge (load) imposed on reinvested              none      none       none
                                           dividends
                                           -----------------------------------------------------------------------------------------
                                           Redemption fees                                                none      none       none
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES are deducted     Management fees                                              0.55%      0.55%      0.55%
from the Fund's assets.                    -----------------------------------------------------------------------------------------
                                           Distribution and service (12b-1) fees                        0.25%      1.00%      1.00%
                                           -----------------------------------------------------------------------------------------
                                           Other expenses                                               ____%      ____%      ____%
                                           -----------------------------------------------------------------------------------------
                                           Total annual fund operating expenses                         ____%      ____%      ____%
                                           -----------------------------------------------------------------------------------------
                                           Fee waivers and payments(4)                                  ____%      ____%      ____%
                                           -----------------------------------------------------------------------------------------
                                           Net expenses                                                 ____%      ____%      ____%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
THIS EXAMPLE is intended to help you        CLASS(6)                         A         B               B         C                C
compare the cost of investing in the       -----------------------------------------------------------------------------------------
Funds to the cost of investing in other                                                    (IF REDEEMED)              (IF REDEEMED)
mutual funds with similar investment       -----------------------------------------------------------------------------------------
objectives. We show the cumulative amount   1 year                       $____     $____           $____     $____            $____
of Fund expenses on a hypothetical         -----------------------------------------------------------------------------------------
investment of $10,000 with an annual 5%     3 years                      $____     $____           $____     $____            $____
return over the time shown.(5) This is an  -----------------------------------------------------------------------------------------
example only, and does not represent        5 years                      $____     $____           $____     $____            $____
future expenses, which may be greater or   -----------------------------------------------------------------------------------------
less than those shown here.                 10 years                     $____     $____           $____     $____            $____
------------------------------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.

(4) The investment manager has contracted to waive fees and pay expenses until [March 31, 2006] in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.68% of average daily net assets of the Fund.
(5) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10.

(6) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

PROFILE: COLORADO AND IDAHO TAX-FREE FUNDS

WHAT ARE EACH FUND'S GOALS?
Delaware Tax-Free Colorado Fund and Delaware Tax-Free Idaho Fund seek as high a level of current income exempt from federal income tax and from the personal income tax in their respective states, as is consistent with preservation of capital. Although each Fund will strive to meet this goal, there is no assurance that it will.

WHAT ARE EACH FUND'S MAIN INVESTMENT STRATEGIES? Under normal circumstances, each Fund will invest at least 80% of its net assets in municipal securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax, and from the personal income taxes of its respective state. This is a fundamental investment policy that may not be changed without prior shareholder approval.

Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools and general capital expenses. Each Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. We will attempt to adjust the average maturity of the bonds in the portfolio to provide a high level of tax-exempt income consistent with preservation of capital. Each Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. Each Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs. The Funds will generally have a dollar-weighted average effective maturity of between five and 30 years.

WHAT ARE THE MAIN RISKS OF INVESTING IN EACH FUND? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. These Funds will be affected primarily by adverse changes in interest rates. When interest rates rise, the value of bonds in the portfolios will likely decline. This generally affects securities with longer maturities more than those with shorter maturities. The Funds may also be affected by the ability of individual municipalities to pay interest and repay principal on the bonds they issue. Weak economic conditions in the individual states represented in each Fund's portfolio may hinder that ability. The Funds are non-diversified investment companies under the Investment Company Act of 1940 and may be subject to greater risk than if it was diversified. Under normal circumstances, each Fund may invest up to 20% of its net assets in securities the income from which is subject to the federal alternative minimum tax. Income from these securities would be taxable for investors subject to that tax.

For a more complete discussion of risk, please see "The risks of investing in the Funds" on page 33.

You should keep in mind that an investment in the Funds is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss these Funds with your financial advisor to determine whether it is an appropriate choice for you.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

HOW HAVE THE FUNDS PERFORMED?
THIS BAR CHART AND TABLE can help you evaluate the risks of investing in the Funds. We show calendar year returns for each Fund's Class A shares, as well as the average annual returns of all shares. A Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect expense caps. The returns would be lower without the caps.

YEAR-BY-YEAR TOTAL RETURN (Class A)

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN (CLASS A)]

-----------------------------------------------------------------------------------------------------------------------------------
                             1995      1996       1997      1998       1999      2000       2001      2002      2003       2004
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Free Colorado Fund      20.54%     4.07%     11.40%     6.29%     -6.31%    11.19%      5.35%     7.06%     5.20%      ____%
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Free Idaho Fund         17.51%     4.34%     10.31%     5.66%     -5.14%    10.58%      4.77%     8.61%     5.57%      ____%
-----------------------------------------------------------------------------------------------------------------------------------

As of September 30, 2005, the Tax-Free Colorado Fund's Class A shares had a calendar year-to-date return of ____%. During the periods illustrated in this bar chart, Class A's highest quarterly return was ____% for the quarter ended _____ and its lowest quarterly return was ____% for the quarter ended ____.

As of September 30, 2004, the Tax-Free Idaho Fund's Class A shares had a calendar year-to-date return of ____%. During the periods illustrated in this bar chart, Class A's highest quarterly return was ____% for the quarter ended _____ and its lowest quarterly return was ____% for the quarter ended ____.

The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the total returns in the previous paragraphs or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table below do include the sales charge.

AVERAGE ANNUAL RETURNS for periods ending 12/31/04
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        10 YEARS OR
TAX-FREE COLORADO FUND                                                                             1 YEAR      5 YEARS   LIFETIME**
------------------------------------------------------------------------------------------------------------------------------------
Class A return before taxes                                                                         ____%        ____%        ____%
------------------------------------------------------------------------------------------------------------------------------------
Class A return after taxes on distributions                                                         ____%        ____%        ____%
------------------------------------------------------------------------------------------------------------------------------------
Class A return after taxes on distributions and sale of Fund shares                                 ____%        ____%        ____%
------------------------------------------------------------------------------------------------------------------------------------
Class B return before taxes*                                                                        ____%        ____%        ____%
------------------------------------------------------------------------------------------------------------------------------------
Class C return before taxes*                                                                        ____%        ____%        ____%
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)            ____%        ____%        ____%
------------------------------------------------------------------------------------------------------------------------------------
TAX-FREE IDAHO FUND
------------------------------------------------------------------------------------------------------------------------------------
Class A return before taxes                                                                         ____%        ____%        ____%
------------------------------------------------------------------------------------------------------------------------------------
Class A return after taxes on distributions                                                         ____%        ____%        ____%
------------------------------------------------------------------------------------------------------------------------------------
Class A return after taxes on distributions and sale of Fund shares                                 ____%        ____%        ____%
------------------------------------------------------------------------------------------------------------------------------------
Class B return before taxes*                                                                        ____%        ____%        ____%
------------------------------------------------------------------------------------------------------------------------------------
Class C return before taxes*                                                                        ____%        ____%        ____%
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)            ____%        ____%        ____%
------------------------------------------------------------------------------------------------------------------------------------

The Funds' returns are compared to the performance of the Lehman Brothers Municipal Bond Index. You should remember that unlike the Funds, the index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Tax-Free Colorado Fund's Class B would be ____%, ____% and ____% for the one-year, five-year and lifetime periods, respectively, and Class C would be ____%, ____% and ____% for the one-year, five-year and lifetime periods, respectively. If shares were not redeemed, the returns for Tax-Free Idaho Fund's Class B would be ____%, ____% and ____% for the one-year, five-year and lifetime periods, respectively, and Class C would be ____%, ____% and ____%for the one-year, five-year and lifetime periods, respectively.

** Lifetime returns are shown if the Fund or Class existed for less than 10 years. Inception dates for Class B and Class C shares of the Tax-Free Colorado Fund were March 22, 1995 and May 6, 1994, respectively. Lehman Brothers Municipal Bond Index return for Tax-Free Colorado Fund is for 10 years; Class B and Class C lifetimes was 6.73%. Inception dates for Class A, Class B and Class C shares of the Tax-Free Idaho Fund were January 4, 1995, March 16, 1995 and January 11, 1995, respectively. Lehman Brothers Municipal Bond Index return for Tax-Free Idaho Fund is for Class A's lifetime period; Class B and Class C lifetimes were 6.73% and 7.08%, respectively. Lehman Municipal Bond Index reports returns on a monthly basis. Index returns for Tax-Free Colorado Fund's Class B and Class C lifetimes reflect the returns from ____ and ____, respectively, through December 31, 2004. Index returns for Tax-Free Idaho Fund's Class B and Class C lifetimes reflect the returns from ____ and ____, respectively, through December 31, 2004.

WHAT ARE THE FUNDS' FEES AND EXPENSES?

------------------------------------------------------------------------------------------------------------------------------------
SALES CHARGES are fees paid      CLASS                                                                          A       B         C
directly from your investments   ---------------------------------------------------------------------------------------------------
when you buy or sell shares of   Maximum sales charge (load) imposed on purchases as a percentage of        4.50%    none      none
a Fund.                          offering price
                                 ---------------------------------------------------------------------------------------------------
                                 Maximum contingent deferred sales charge (load) as a percentage of
                                 original purchase price or redemption price, whichever is lower          none(1) 4.00%(2) 1.00%(3)
                                 ---------------------------------------------------------------------------------------------------
                                 Maximum sales charge (load) imposed on reinvested dividends                 none    none      none
                                 ---------------------------------------------------------------------------------------------------
                                 Redemption fees                                                             none    none      none
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING                                                           TAX-FREE COLORADO FUND          TAX-FREE IDAHO FUND
EXPENSES are deducted from a    ----------------------------------------------------------------------------------------------------
Fund's assets.                  CLASS                                            A         B         C          A       B         C
                                ----------------------------------------------------------------------------------------------------
                                Management fees                              0.55%     0.55%     0.55%      0.55%   0.55%     0.55%
                                ----------------------------------------------------------------------------------------------------
                                Distribution and service (12b-1) fees        0.25%     1.00%     1.00%      0.25%   1.00%     1.00%
                                ----------------------------------------------------------------------------------------------------
                                Other expenses                               ____%     ____%     ____%      ____%   ____%     ____%
                                ----------------------------------------------------------------------------------------------------
                                Total annual fund operating expenses         ____%     ____%     ____%      ____%   ____%     ____%
                                ----------------------------------------------------------------------------------------------------
                                Fee waivers and payments(4)                  ____%     ____%     ____%      ____%   ____%     ____%
                                ----------------------------------------------------------------------------------------------------
                                Net expenses                                 ____%     ____%     ____%      ____%   ____%     ____%
------------------------------------------------------------------------------------------------------------------------------------

THIS EXAMPLE is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(5) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

------------------------------------------------------------------------------------------------------------------------------------
                                                  TAX-FREE COLORADO FUND                                        TAX-FREE IDAHO FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS(6)             A        B                B        C              C        A        B               B        C               C
------------------------------------------------------------------------------------------------------------------------------------
                                   (IF REDEEMED)           (IF REDEEMED)                     (IF REDEEMED)            (IF REDEEMED)
------------------------------------------------------------------------------------------------------------------------------------
1 year           $____    $____            $____    $____          $____    $____    $____           $____    $____           $____
------------------------------------------------------------------------------------------------------------------------------------
3 years          $____    $____            $____    $____          $____    $____    $____           $____    $____           $____
------------------------------------------------------------------------------------------------------------------------------------
5 years          $____    $____            $____    $____          $____    $____    $____           $____    $____           $____
------------------------------------------------------------------------------------------------------------------------------------
10 years         $____    $____            $____    $____          $____    $____    $____           $____    $____           $____
------------------------------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.

(4) The investment manager has contracted to waive fees and pay expenses of each Fund through [December 31, 2006] in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding [0.68%] of average daily net assets for the Tax-Free Colorado Fund and [0.60%] of average daily net assets for the Tax-Free Idaho Fund.
(5) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10.

(6) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

PROFILE: FLORIDA AND NEW YORK TAX-FREE FUNDS

WHAT ARE EACH FUND'S GOALS?
Delaware Tax-Free Florida Insured Fund and Delaware Tax-Free New York Fund seek as high a level of current income exempt from federal income tax and from the personal income tax in their respective states, as is consistent with preservation of capital. Although each Fund will strive to meet this goal, there is no assurance that it will.

WHAT ARE EACH FUND'S MAIN INVESTMENT STRATEGIES? Under normal circumstances, each Fund will invest at least 80% of its net assets in municipal securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax, and from the personal income taxes of its respective state. This is a fundamental investment policy that may not be changed without prior shareholder approval.

Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools and general capital expenses. Each Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. We will attempt to adjust the average maturity of the bonds in the portfolio to provide a high level of tax-exempt income consistent with preservation of capital. Each Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. Each Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs. The Funds will generally have a dollar-weighted average effective maturity of between five and 30 years.

Tax-Free Florida Insured Fund select investments that enable their shares to be exempt from the Florida intangible personal property tax. Tax-Free New York Fund seeks investments that enable its shares to be exempt from New York City personal income tax.

Under normal circumstances, Tax-Free Florida Insured Fund will invest at least 80% of its net assets in insured securities. This insurance does not protect against changes in the value of the bonds in the portfolio or changes in the value of Fund shares. The Fund is also permitted to invest up to 20% of its total assets in non-insured municipal securities that are rated within one of the top four rating categories or that are unrated but are determined at the time of purchase to be of equivalent credit quality. The Fund will provide its shareholders with at least 60 days prior notice in the event of any change to this policy.

WHAT ARE THE MAIN RISKS OF INVESTING IN EACH FUND? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. These Funds will be affected primarily by adverse changes in interest rates. When interest rates rise, the value of bonds in the portfolios will likely decline. This generally affects securities with longer maturities more than those with shorter maturities. The Funds may also be affected by the ability of individual municipalities to pay interest and repay principal on the bonds they issue. Weak economic conditions in the individual states represented in each Fund's portfolio may hinder that ability. All three Funds are non-diversified investment companies under the Investment Company Act of 1940 and may be subject to greater risk than if they were diversified.

Under normal circumstances, each Fund may invest up to 20% of its net assets in securities the income from which is subject to the federal alternative minimum tax. Income from these securities would be taxable for investors subject to that tax. Under normal circumstances, Tax-Free New York Fund may also invest up to 20% of its net assets in securities the income from which is subject to New York City's alternative minimum tax.

For a more complete discussion of risk, please see "The risks of investing in the Funds" on page 33.

You should keep in mind that an investment in the Funds is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss these Funds with your financial advisor to determine whether they are an appropriate choice for you.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

HOW HAVE THE FUNDS PERFORMED?

THIS BAR CHART AND TABLE can help you evaluate the risks of investing in the Funds. We show calendar year returns for each Fund's Class A shares, as well as the average annual returns of all shares. A Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect expense caps. The returns would be lower without the caps.

YEAR-BY-YEAR TOTAL RETURN (Class A)

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN (CLASS A)]

-----------------------------------------------------------------------------------------------------------------------------
                           1995      1996      1997      1998      1999      2000      2001      2002      2003      2004
-----------------------------------------------------------------------------------------------------------------------------
Tax-Free Florida
Insured Fund              21.22%     2.89%    10.42%     6.12%    -3.67%    10.95%     4.07%     9.12%     4.56%     ____%
-----------------------------------------------------------------------------------------------------------------------------
Tax-Free New York Fund    11.33%     2.45%     7.09%     5.32%    -5.99%    11.94%     4.06%    10.15%     5.61%     ____%
-----------------------------------------------------------------------------------------------------------------------------

As of September 30, 2005, the Tax-Free Florida Fund's Class A shares had a calendar year-to-date return of ____%. During the periods illustrated in this bar chart, Class A's highest quarterly return was ____% for the quarter ended _____ and its lowest quarterly return was ____% for the quarter ended ____.

As of September 30, 2005, the Tax-Free Florida Insured Fund's Class A shares had a calendar year-to-date return of ____%. During the periods illustrated in this bar chart, Class A's highest quarterly return was ____% for the quarter ended _____ and its lowest quarterly return was ____% for the quarter ended ____.

As of September 30, 2005, the Tax-Free New York Fund's Class A shares had a calendar year-to-date return of ____%. During the periods illustrated in this bar chart, Class A's highest quarterly return was ____% for the quarter ended _____ and its lowest quarterly return was ____% for the quarter ended ____.

The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the returns in the previous paragraphs or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table below do include the sales charge.

AVERAGE ANNUAL RETURNS for periods ending 12/31/04
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        10 YEARS OR
TAX-FREE FLORIDA INSURED FUND***                                                                  1 YEAR       5 YEARS   LIFETIME**
------------------------------------------------------------------------------------------------------------------------------------
Class A return before taxes                                                                        ____%         ____%        ____%
------------------------------------------------------------------------------------------------------------------------------------
Class A return after taxes on distributions                                                        ____%         ____%        ____%
------------------------------------------------------------------------------------------------------------------------------------
Class A return after taxes on distributions and sale of Fund shares                                ____%         ____%        ____%
------------------------------------------------------------------------------------------------------------------------------------
Class B return before taxes*                                                                       ____%         ____%        ____%
------------------------------------------------------------------------------------------------------------------------------------
Class C return before taxes*                                                                       ____%         ____%        ____%
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)           ____%         ____%        ____%
------------------------------------------------------------------------------------------------------------------------------------
TAX-FREE NEW YORK FUND
------------------------------------------------------------------------------------------------------------------------------------
Class A return before taxes                                                                        ____%         ____%        ____%
------------------------------------------------------------------------------------------------------------------------------------
Class A return after taxes on distributions                                                        ____%         ____%        ____%
------------------------------------------------------------------------------------------------------------------------------------
Class A return after taxes on distributions and sale of Fund shares                                ____%         ____%        ____%
------------------------------------------------------------------------------------------------------------------------------------
Class B return before taxes*                                                                       ____%         ____%        ____%
------------------------------------------------------------------------------------------------------------------------------------
Class C return before taxes*                                                                       ____%         ____%        ____%
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)           ____%         ____%        ____%
------------------------------------------------------------------------------------------------------------------------------------

The Funds' returns are compared to the performance of the Lehman Brothers Municipal Bond Index. You should remember that unlike the Funds, the index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Tax-Free Florida Insured Fund's Class B would be ____%, ____% and ____% for the one-year, five-year and lifetime periods, respectively, and Class C would be 3.78____%, ____% and ____%for the one-year, five-year and lifetime periods, respectively. If shares were not redeemed, the returns for Tax-Free New York Fund's Class B would be ____%, ____% and ____% for the one-year, five-year and lifetime periods, respectively, and Class C would be ____%, ____% and ____% for the one-year, five-year and lifetime periods, respectively.

** Lifetime returns are shown if the Fund or Class existed for less than 10 years. Inception dates for Class B and Class C shares of the Tax-Free Florida Insured Fund were March 11, 1994 and September 29, 1997, respectively. Lehman Brothers Municipal Bond Index return for Tax-Free Florida Insured Fund is for 10 years; Class B and Class C lifetimes were ____% and ____%, respectively. Inception dates for Class B and Class C shares of the Tax-Free New York Fund were November 14, 1994 and April 26, 1995, respectively. Lehman Brothers Municipal Bond Index return for Tax-Free New York Fund is for 10 years; Class B and Class C lifetimes were ____% and ____%, respectively. Lehman Municipal Bond Index reports returns on a monthly basis. Index returns for Tax-Free Florida Insured Fund's Class B and Class C lifetimes reflect the returns from ____ and ____, respectively, through December 31, 2004. Index returns for Tax-Free New York Fund's Class B and Class C lifetimes reflect the returns from ____ and ____, respectively, through December 31, 2004.

*** Class C shares were sold and outstanding from September 29, 1997 until December 18, 1997, when all of the outstanding Class C shares were redeemed. There were no outstanding Class C shares or shareholder activity from December 19, 1997 through January 7, 1999. The performance for Class C shares during the period from December 19, 1997 through January 7, 1999 is based on the performance of Class B shares.

WHAT ARE THE FUNDS' FEES AND EXPENSES?

------------------------------------------------------------------------------------------------------------------------------------
SALES CHARGES are fees paid       CLASS                                                                     A          B          C
directly from your investments    --------------------------------------------------------------------------------------------------
when you buy or sell shares of    Maximum sales charge (load) imposed on purchases as a percentage
a Fund.                           of offering price                                                     4.50%       none       none
                                  --------------------------------------------------------------------------------------------------
                                  Maximum contingent deferred sales charge
                                  (load) as a percentage of original purchase
                                  price or redemption price, whichever is
                                  lower                                                               none(1)   4.00%(2)   1.00%(3)
                                  --------------------------------------------------------------------------------------------------
                                  Maximum sales charge (load) imposed on reinvested dividends            none       none       none
                                  --------------------------------------------------------------------------------------------------
                                  Redemption fees                                                        none       none       none
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES                                         TAX-FREE FLORIDA INSURED FUND         TAX-FREE NEW YORK FUND
are deducted from a Fund's        --------------------------------------------------------------------------------------------------
assets.                           CLASS                                        A         B         C        A          B          C
                                  --------------------------------------------------------------------------------------------------
                                  Management fees                          0.50%     0.50%     0.50%    0.55%      0.55%      0.55%
                                  --------------------------------------------------------------------------------------------------
                                  Distribution and service (12b-1) fees    0.25%     1.00%     1.00%    0.25%      1.00%      1.00%
                                  --------------------------------------------------------------------------------------------------
                                  Other expenses                           ____%     ____%     ____%    ____%      ____%      ____%
                                  --------------------------------------------------------------------------------------------------
                                  Total annual fund operating expenses     ____%     ____%     ____%    ____%      ____%      ____%
                                  --------------------------------------------------------------------------------------------------
                                  Fee waivers and payments (4), (5)        ____%     ____%     ____%    ____%      ____%      ____%
                                  --------------------------------------------------------------------------------------------------
                                  Net expenses                             ____%     ____%     ____%    ____%      ____%      ____%
------------------------------------------------------------------------------------------------------------------------------------

THIS EXAMPLE is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(6) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

------------------------------------------------------------------------------------------------------------------------------------
                                            TAX-FREE FLORIDA INSURED FUND                                    TAX-FREE NEW YORK FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS(7)              A        B                B        C              C        A        B              B        C               C
------------------------------------------------------------------------------------------------------------------------------------
                                    (IF REDEEMED)           (IF REDEEMED)                    (IF REDEEMED)            (IF REDEEMED)
------------------------------------------------------------------------------------------------------------------------------------
1 year            $____    $____            $____    $____          $____    $____    $____          $____    $____           $____
------------------------------------------------------------------------------------------------------------------------------------
3 years           $____    $____            $____    $____          $____    $____    $____          $____    $____           $____
------------------------------------------------------------------------------------------------------------------------------------
5 years           $____    $____            $____    $____          $____    $____    $____          $____    $____           $____
------------------------------------------------------------------------------------------------------------------------------------
10 years          $____    $____            $____    $____          $____    $____    $____          $____    $____           $____
------------------------------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.

(4) The investment manager has contracted to waive fees and pay expenses through [March 31, 2006] in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding [0.66%] of average daily net assets of Tax-Free Florida Insured Fund.
(5) The investment manager has contracted to waive fees and pay expenses through [December 31, 2006] in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding [0.40%] of average daily net assets of Tax-Free New York Fund.

(6) Each Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10.
(7) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

PROFILE: MINNESOTA TAX-EXEMPT FUNDS

WHAT ARE EACH FUND'S GOALS?
Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Insured Fund seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, as is consistent with preservation of capital.

Delaware Tax-Free Minnesota Intermediate Fund seeks to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and the Minnesota state personal income tax, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

Delaware Minnesota High-Yield Municipal Bond Fund seeks as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, primarily through investment in medium- and lower-grade municipal obligations.

Although each Fund will strive to meet its goal, there is no assurance that it will.

WHAT ARE EACH FUND'S MAIN INVESTMENT STRATEGIES? Under normal circumstances, Tax-Free Minnesota Fund, Tax-Free Minnesota Insured Fund and Tax-Free Minnesota Intermediate Fund will invest at least 80% of their net assets in municipal securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax, and the Minnesota state personal income taxes. Under normal circumstances, Minnesota High-Yield Municipal Bond Fund will invest at least 80% of its net assets in municipal securities the income from which is exempt from federal income taxes and the Minnesota state personal income taxes. These are fundamental investment policies that may not be changed without prior shareholder approval.

Each Fund is required to derive at least 95% of its income from Minnesota obligations. Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools and general capital expenses. Each Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. We will attempt to adjust the average maturity of the bonds in the portfolio to provide a high level of tax-exempt income consistent with preservation of capital. Each Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. Each Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs. Under normal circumstances, Tax-Free Minnesota Intermediate Fund will maintain a dollar-weighted average effective maturity of more than three years but less than 10 years and the other Funds will generally have a dollar-weighted average effective maturity of between five and 30 years.

Under normal circumstances, Tax-Free Minnesota Insured Fund will invest at least 80% of its net assets in insured securities. This insurance does not protect against changes in the value of the bonds in the portfolio or changes in the value of Fund shares. The Fund is also permitted to invest up to 20% of its total assets in non-insured municipal securities that are rated within one of the top four rating categories or that are unrated but are determined at the time of purchase to be of equivalent credit quality. The Fund will provide its shareholders with at least 60 days prior notice in the event of any change to this policy.

Minnesota High-Yield Municipal Bond Fund will invest in lower rated municipal securities ("junk bonds"), which typically offer higher income potential and involve greater risk than higher quality securities.

WHAT ARE THE MAIN RISKS OF INVESTING IN EACH FUND? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. These Funds will be affected primarily by adverse changes in interest rates. When interest rates rise, the value of bonds in the portfolio will likely decline. This generally affects securities with longer maturities more than those with shorter maturities.

The Funds may also be affected by the ability of individual municipalities to pay interest and repay principal on the bonds they issue. Weak economic conditions in Minnesota may hinder that ability. This risk is even greater for Minnesota High-Yield Municipal Bond Fund because the Fund will invest a larger portion of its assets in non-investment grade bonds. These bonds are generally considered to be in a less secure financial situation and may be affected more by adverse economic conditions. Each Fund is a non-diversified investment company under the Investment Company Act of 1940 and may be subject to greater risk than if it were diversified.

Under normal circumstances, Tax-Free Minnesota Fund, Tax-Free Minnesota Insured Fund and Tax-Free Minnesota Intermediate Fund, each may invest up to 20% of its net assets in securities the income from which is subject to the federal alternative minimum tax. Minnesota High-Yield Municipal Bond Fund may invest up to 100% of assets in these securities. Income from these securities would be taxable to shareholders who are subject to the federal alternative minimum tax.

For a more complete discussion of risk, please see "The risks of investing in the Funds" on page 33.

You should keep in mind that an investment in the Funds is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss these Funds with your financial advisor to determine whether they are an appropriate choice for you.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

HOW HAVE THE FUNDS PERFORMED?

THIS BAR CHART AND TABLE can help you evaluate the risks of investing in the Funds. We show calendar year returns for each Fund's Class A shares, as well as the average annual returns of all shares. A Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect expense caps. The returns would be lower without the caps.

YEAR-BY-YEAR TOTAL RETURN (Class A)

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN (CLASS A)]

--------------------------------------------------------------------------------------------------------------------------------
                              1995      1996      1997      1998      1999      2000      2001      2002      2003      2004
--------------------------------------------------------------------------------------------------------------------------------
Tax-Free Minnesota Fund      17.48%     3.31%     9.68%     6.07%    -4.83%    10.91%     4.21%     8.68%     6.51%     ____%
--------------------------------------------------------------------------------------------------------------------------------
Tax-Free Minnesota Insured
Fund                         17.52%     3.74%     8.49%     5.74%    -2.85%    10.25%     4.00%     8.59%     5.23%     ____%
--------------------------------------------------------------------------------------------------------------------------------
Tax-Free Minnesota
Intermediate Fund            11.07%     3.44%     6.69%     4.91%    -3.13%     6.65%     5.11%     8.54%     5.68%     ____%
--------------------------------------------------------------------------------------------------------------------------------
Minnesota High-Yield
Municipal Bond Fund           -----     -----    11.26%     6.92%    -6.19%     7.21%     6.82%     8.68%     8.19%     ____%
--------------------------------------------------------------------------------------------------------------------------------

As of September 30, 2005, the Tax-Free Minnesota Fund's Class A shares had a calendar year-to-date return of ____%. During the periods illustrated in this bar chart, Class A's highest quarterly return was ____ for the quarter ended ____and its lowest quarterly return was ____% for the quarter ended ____.

As of September 30, 2005, the Tax-Free Minnesota Insured Fund's Class A shares had a calendar year-to-date return of ____%. During the periods illustrated in this bar chart, Class A's highest quarterly return was ____ for the quarter ended ____and its lowest quarterly return was ____% for the quarter ended ____.

As of September 30, 2005, the Tax-Free Minnesota Intermediate Fund's Class A shares had a calendar year-to-date return of ____%. During the periods illustrated in this bar chart, Class A's highest quarterly return was ____ for the quarter ended ____and its lowest quarterly return was ____% for the quarter ended ____.

As of September 30, 2005, the Minnesota High-Yield Municipal Bond Fund's Class A shares had a calendar year-to-date return of ____%. During the periods illustrated in this bar chart, Class A's highest quarterly return was ____ for the quarter ended ____and its lowest quarterly return was ____% for the quarter ended ____.

The maximum Class A sales charge of 4.50% for Tax-Free Minnesota Fund, Tax-Free Minnesota Insured Fund and Minnesota High-Yield Municipal Bond Fund, and 2.75% for Tax-Free Minnesota Intermediate Fund, which is normally deducted when you purchase shares, is not reflected in the returns in the previous paragraphs or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table below do include the sales charge.

AVERAGE ANNUAL RETURNS for periods ending 12/31/04
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        10 YEARS OR
TAX-FREE MINNESOTA FUND                                                                          1 YEAR       5 YEARS   LIFETIME***
------------------------------------------------------------------------------------------------------------------------------------
Class A return before taxes                                                                       ____%         ____%         ____%
------------------------------------------------------------------------------------------------------------------------------------
Class A return after taxes on distributions                                                       ____%         ____%         ____%
------------------------------------------------------------------------------------------------------------------------------------
Class A return after taxes on distributions and sale of Fund shares                               ____%         ____%         ____%
------------------------------------------------------------------------------------------------------------------------------------
Class B return before taxes*                                                                      ____%         ____%         ____%
------------------------------------------------------------------------------------------------------------------------------------
Class C return before taxes**                                                                     ____%         ____%         ____%
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)          ____%         ____%         ____%
------------------------------------------------------------------------------------------------------------------------------------
TAX-FREE MINNESOTA INSURED FUND
------------------------------------------------------------------------------------------------------------------------------------
Class A return before taxes                                                                       ____%         ____%         ____%
------------------------------------------------------------------------------------------------------------------------------------
Class A return after taxes on distributions                                                       ____%         ____%         ____%
------------------------------------------------------------------------------------------------------------------------------------
Class A return after taxes on distributions and sale of Fund shares                               ____%         ____%         ____%
------------------------------------------------------------------------------------------------------------------------------------
Class B return before taxes*                                                                      ____%         ____%         ____%
------------------------------------------------------------------------------------------------------------------------------------
Class C return before taxes**                                                                     ____%         ____%         ____%
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)          ____%         ____%         ____%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
TAX-FREE MINNESOTA INTERMEDIATE FUND
------------------------------------------------------------------------------------------------------------------------------------
Class A return before taxes                                                                       ____%         ____%         ____%
------------------------------------------------------------------------------------------------------------------------------------
Class A return after taxes on distributions                                                       ____%         ____%         ____%
------------------------------------------------------------------------------------------------------------------------------------
Class A return after taxes on distributions and sale of Fund shares                               ____%         ____%         ____%
------------------------------------------------------------------------------------------------------------------------------------
Class B return before taxes*                                                                      ____%         ____%         ____%
------------------------------------------------------------------------------------------------------------------------------------
Class C return before taxes**                                                                     ____%         ____%         ____%
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Five-Year Municipal Bond Index (reflects no deduction for fees, expenses or
taxes)                                                                                            ____%         ____%         ____%
------------------------------------------------------------------------------------------------------------------------------------
MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
Class A return before taxes                                                                       ____%         ____%         ____%
------------------------------------------------------------------------------------------------------------------------------------
Class A return after taxes on distributions                                                       ____%         ____%         ____%
------------------------------------------------------------------------------------------------------------------------------------
Class A return after taxes on distributions and sale of Fund shares                               ____%         ____%         ____%
------------------------------------------------------------------------------------------------------------------------------------
Class B return before taxes*                                                                      ____%         ____%         ____%
------------------------------------------------------------------------------------------------------------------------------------
Class C return before taxes**                                                                     ____%         ____%         ____%
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)          ____%         ____%         ____%
------------------------------------------------------------------------------------------------------------------------------------

The Funds' returns are compared to the performance of certain indexes. You should remember that unlike the Funds, the indexes are unmanaged and do not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Tax-Free Minnesota Fund's Class B would be ____%, ____% and ____% for the one-year, five-year and lifetime periods, respectively; the returns for Tax-Free Minnesota Insured Fund's Class B would be ____%, ____% and ____% for the one-year, five-year and lifetime periods, respectively. If shares were not redeemed, the returns for Tax-Free Minnesota Intermediate Fund's Class B would be ____%, ____% and ____% for the one-year, five-year and lifetime periods, respectively. If shares were not redeemed, the returns for Minnesota High-Yield Municipal Bond Fund's Class B would be ____%, ____% and ____% for the one-year, five-year and lifetime periods, respectively.

** Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Tax-Free Minnesota Fund's Class C would be ____%, ____% and ____% for the one-year, five-year and lifetime periods respectively. If shares were not redeemed, the returns for Tax-Free Minnesota Insured Fund's Class C would be ____%, ____% and ____% for the one-year, five-year and lifetime periods, respectively. If shares were not redeemed, the returns for Tax-Free Minnesota Intermediate Fund's Class C would be ____%, ____% and ____% for the one-year, five-year and lifetime periods, respectively. If shares were not redeemed, the returns for Minnesota High-Yield Municipal Bond Fund's Class C would be ____%, ____% and ____% for the one-year, five-year and lifetime periods, respectively.

*** Lifetime returns are shown if the Fund or Class existed for less than 10 years. Inception dates for Class B and Class C shares of the Tax-Free Minnesota Fund were March 11, 1995 and May 4, 1994, respectively. Lehman Brothers Municipal Bond Index return for Tax-Free Minnesota Fund is for 10 years; Class B and Class C lifetimes were ____% and ____%. Lehman Municipal Bond Index reports returns on a monthly basis. Index returns for Tax-Free Minnesota Fund's Class B and Class C lifetimes reflect the returns from ____ and ____, respectively, through December 31, 2004.

     Inception dates for Class B and Class C shares of the Tax-Free Minnesota Insured Fund were March 7, 1995 and May 4, 1994, respectively. Lehman Brothers Municipal Bond Index return for Tax-Free Minnesota Insured Fund is for 10 years; Class B and Class C lifetime periods were ____% and ____%. Index returns for Tax-Free Minnesota Insured Fund's Class B and Class C lifetimes reflect the returns from ____ and ____, respectively, through December 31, 2004.

     Inception dates for Class B and Class C shares of the Tax-Free Minnesota Intermediate Fund were August 15, 1995 and May 4, 1994, respectively. Lehman Brothers Five-Year Municipal Bond Index return for Tax-Free Minnesota Intermediate Fund is for 10 years; Class B and Class C lifetimes were ____% and ____%, respectively. Lehman Brothers Five-Year Municipal Bond Index reports returns on a monthly basis. Index returns for Tax-Free Minnesota Intermediate Fund's Class B and Class C lifetimes reflect the returns from ____ and ____, respectively, through December 31, 2004.

     Inception dates for Class A shares of the Minnesota High-Yield Municipal Bond Fund was June 4, 1996 and Class B and Class C shares was June 12, 1996. Lehman Brothers Municipals Bond Index for Minnesota High-Yield municipal Bond Fund is for Class A's lifetime period; Class B and Class C lifetimes were ____% and ____%. Index returns for Minnesota High-Yield Municipal Bond Fund's Class B and Class C lifetimes reflect the returns from ____ and ____, respectively, through December 31, 2004.

WHAT ARE THE FUNDS' FEES AND EXPENSES?

SALES CHARGES are fees paid directly from your investments when you buy or sell shares of a Fund.

------------------------------------------------------------------------------------------------------------------------------------
                                                                     TAX-FREE MINNESOTA FUND   TAX-FREE MINNESOTA INTERMEDIATE FUND
                                                             TAX-FREE MINNESOTA INSURED FUND
                                                    MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS                                                        A              B              C              A           B           C
------------------------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases as a percentage of offering price              4.50%           none           none          2.75%        none        none
------------------------------------------------------------------------------------------------------------------------------------
Maximum contingent deferred sales charge
(load) as a percentage of original purchase
price or redemption price, whichever is lower          none(1)       4.00%(2)       1.00%(3)        none(1)    2.00%(4)    1.00%(3)
------------------------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
reinvested dividends                                      none           none           none           none        none        none
------------------------------------------------------------------------------------------------------------------------------------
Redemption fees                                           none           none           none           none        none        none
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES are deducted from a Fund's assets.

------------------------------------------------------------------------------------------------------------------------------------
                                                                 TAX-FREE MINNESOTA FUND            TAX-FREE MINNESOTA INSURED FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS                                                      A             B             C              A             B             C
------------------------------------------------------------------------------------------------------------------------------------
Management fees                                        0.55%         0.55%         0.55%          0.50%         0.50%         0.50%
------------------------------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                  0.25%         1.00%         1.00%          0.25%         1.00%         1.00%
------------------------------------------------------------------------------------------------------------------------------------
Other expenses                                         ____%         ____%         ____%          ____%         ____%         ____%
------------------------------------------------------------------------------------------------------------------------------------
Total annual fund operating expenses                   ____%         ____%         ____%          ____%         ____%         ____%
------------------------------------------------------------------------------------------------------------------------------------
Fee waivers and payments(5)                            ____%         ____%         ____%          ____%         ____%         ____%
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                           ____%         ____%         ____%          ____%         ____%         ____%
----------------------------------------------------------------------------------------- ------------------------------------------
                                                                                                     MINNESOTA HIGH-YIELD MUNICIPAL
                                                    TAX-FREE MINNESOTA INTERMEDIATE FUND                                  BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS                                                      A             B             C              A             B             C
------------------------------------------------------------------------------------------------------------------------------------
Management fees                                        0.50%         0.50%         0.50%          0.55%         0.55%         0.55%
------------------------------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                  0.25%(6)      1.00%         1.00%          0.25%         1.00%         1.00%
------------------------------------------------------------------------------------------------------------------------------------
Other expenses                                         ____%         ____%         ____%          ____%         ____%         ____%
------------------------------------------------------------------------------------------------------------------------------------
Total annual fund operating expenses                   ____%         ____%         ____%          ____%         ____%         ____%
------------------------------------------------------------------------------------------------------------------------------------
Fee waivers and payments(5)                            ____%         ____%         ____%          ____%         ____%         ____%
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                           ____%         ____%         ____%          ____%         ____%         ____%
------------------------------------------------------------------------------------------------------------------------------------

THIS EXAMPLE is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(7) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

------------------------------------------------------------------------------------------------------------------------------------
                                           TAX-FREE MINNESOTA FUND(8)                            TAX-FREE MINNESOTA INSURED FUND(8)
------------------------------------------------------------------------------------------------------------------------------------
CLASS           A         B               B          C              C         A          B               B         C              C
------------------------------------------------------------------------------------------------------------------------------------
                              (IF REDEEMED)             (IF REDEEMED)                        (IF REDEEMED)            (IF REDEEMED)
------------------------------------------------------------------------------------------------------------------------------------
1 year      $____     $____           $____      $____          $____     $____      $____           $____     $____          $____
------------------------------------------------------------------------------------------------------------------------------------
3 years     $____     $____           $____      $____          $____     $____      $____           $____     $____          $____
------------------------------------------------------------------------------------------------------------------------------------
5 years     $____     $____           $____      $____          $____     $____      $____           $____     $____          $____
------------------------------------------------------------------------------------------------------------------------------------
10 years    $____     $____           $____      $____          $____     $____      $____           $____     $____          $____
------------------------------------------------------------------------------------------------------------------------------------
                              TAX-FREE MINNESOTA INTERMEDIATE FUND(9)                   MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND(8)
------------------------------------------------------------------------------------------------------------------------------------
CLASS            A          B              B         C              C         A          B               B         C              C
------------------------------------------------------------------------------------------------------------------------------------
                               (IF REDEEMED)            (IF REDEEMED)                        (IF REDEEMED)            (IF REDEEMED)
------------------------------------------------------------------------------------------------------------------------------------
1 year       $____      $____          $____     $____          $____     $____      $____           $____     $____          $____
------------------------------------------------------------------------------------------------------------------------------------
3 years      $____      $____          $____     $____          $____     $____      $____           $____     $____          $____
------------------------------------------------------------------------------------------------------------------------------------
5 years      $____      $____          $____     $____          $____     $____      $____           $____     $____          $____
------------------------------------------------------------------------------------------------------------------------------------
10 years     $____      $____          $____     $____          $____     $____      $____           $____     $____          $____
------------------------------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase for Tax-Free Minnesota Fund, Tax-Free Minnesota Insured Fund and Minnesota High-Yield Municipal Bond Fund and within one year of purchase for Tax-Free Minnesota Intermediate Fund. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.
(4) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 2.00%, which declines to 1.00% during the second and third years and 0% thereafter.

(5) The investment manager has contracted to waive fees and pay expenses of each Fund through [December 31, 2006] in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding [0.69%] of average daily net assets of Tax-Free Minnesota Fund, [0.64%] of average daily net assets of the Tax-Free Minnesota Insured Fund, [0.60%] of average daily net assets of the Tax-Free Minnesota Intermediate Fund and [0.64%] of average daily net assets of Minnesota High-Yield Municipal Bond Fund.
(6) Class A shares are subject to a 12b-1 fee of 0.25% of average daily net assets and Class B and Class C shares are each subject to a 12b-1 fee of 1.00% of average daily net assets. The Fund's distributor has contracted to limit the Class A shares 12b-1 fee through [December 31, 2006] to no more than [0.15%] of average daily net assets.

(7) Each Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10.
(8) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

(9) The Class B example reflects the conversion of Class B shares to Class A shares after approximately five years. Information for years six through 10 reflects expenses of the Class A shares.

PROFILE: MISSOURI INSURED AND OREGON INSURED TAX-FREE FUNDS

WHAT ARE EACH FUND'S GOALS?
Delaware Tax-Free Missouri Insured Fund and Delaware Tax-Free Oregon Insured Fund seek as high a level of current income exempt from federal income tax and from the personal income tax in their respective states, as is consistent with preservation of capital. Although each Fund will strive to meet this goal, there is no assurance that it will.

WHAT ARE EACH FUND'S MAIN INVESTMENT STRATEGIES? Under normal circumstances, each Fund will invest at least 80% of its net assets in municipal securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax, and from the personal income tax in their respective states. This is a fundamental investment policy that may not be changed without prior shareholder approval.

Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools and general capital expenses. Each Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. We will attempt to adjust the average maturity of the bonds in the portfolio to provide a high level of tax-exempt income consistent with preservation of capital. Each Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. Each Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs. The Funds will generally have a dollar-weighted average effective maturity of between five and 30 years.

Under normal circumstances, each Fund will invest at least 80% of its net assets in insured securities. This insurance does not protect against changes in the value of the bonds in the portfolio or changes in the value of Fund shares. The Funds are also permitted to invest up to 20% of their total assets in non-insured municipal securities that are rated within one of the top four rating categories or that are unrated but are determined at the time of purchase to be of equivalent credit quality. The Funds will provide its shareholders with at least 60 days prior notice in the event of any change to this policy.

WHAT ARE THE MAIN RISKS OF INVESTING IN EACH FUND? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. These Funds will be affected primarily by adverse changes in interest rates. When interest rates rise, the value of bonds in the portfolios will likely decline. This generally affects securities with longer maturities more than those with shorter maturities. The Funds may also be affected by the ability of individual municipalities to pay interest and repay principal on the bonds they issue. Weak economic conditions in the individual states represented in each Fund's portfolio may hinder that ability. Both Funds are non-diversified investment companies under the Investment Company Act of 1940 and may be subject to greater risk than if they were diversified. Under normal circumstances, each Fund may invest up to 20% of its net assets in securities the income from which is subject to the federal alternative minimum tax. Income from these securities would be taxable for investors subject to that tax.

For a more complete discussion of risk, please see "The risks of investing in the Funds" on page 33.

You should keep in mind that an investment in the Funds is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss these Funds with your financial advisor to determine whether they are an appropriate choice for you.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

HOW HAVE THE FUNDS PERFORMED?

THIS BAR CHART AND TABLE can help you evaluate the risks of investing in the Funds. We show calendar year returns for each Fund's Class A shares, as well as the average annual returns of all shares. A Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect expense caps. The returns would be lower without the caps.

YEAR-BY-YEAR TOTAL RETURN (Class A)

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN (CLASS A)]

--------------------------------------------------------------------------------------------------------------------------------
                              1995      1996      1997      1998      1999      2000      2001      2002      2003      2004
--------------------------------------------------------------------------------------------------------------------------------
Tax-Free Missouri Insured
Fund                         19.96%     3.39%     9.43%     5.50%    -3.17%     9.97%     4.01%     8.93%     3.70%     ____%
--------------------------------------------------------------------------------------------------------------------------------
Tax-Free Oregon Insured
Fund                         18.71%     3.13%     9.66%     6.19%    -5.34%    12.91%     4.12%     9.65%     4.21%     ____%
--------------------------------------------------------------------------------------------------------------------------------

As of September 30, 2005, the Tax-Free Missouri Insured Fund's Class A shares had a calendar year-to-date return of ____%. During the periods illustrated in this bar chart, Class A's highest quarterly return was ____% for the quarter ended ____ and its lowest quarterly return was ____% for the quarter ended
_____.

As of September 30, 2005, the Tax-Free Oregon Insured Fund's Class A shares had a calendar year-to-date return of ____%. During the periods illustrated in this bar chart, Class A's highest quarterly return was ____% for the quarter ended ____ and its lowest quarterly return was ____% for the quarter ended _____.

The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the returns in the previous paragraphs or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table below do include the sales charge.

AVERAGE ANNUAL RETURNS for periods ending 12/31/04
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        10 YEARS OR
TAX-FREE MISSOURI INSURED FUND                                                                     1 YEAR      5 YEARS   LIFETIME**
------------------------------------------------------------------------------------------------------------------------------------
Class A return before taxes                                                                         ____%        ____%        ____%
------------------------------------------------------------------------------------------------------------------------------------
Class A return after taxes on distributions                                                         ____%        ____%        ____%
------------------------------------------------------------------------------------------------------------------------------------
Class A return after taxes on distributions and sale of Fund shares                                 ____%        ____%        ____%
------------------------------------------------------------------------------------------------------------------------------------
Class B return before taxes*                                                                        ____%        ____%        ____%
------------------------------------------------------------------------------------------------------------------------------------
Class C return before taxes*                                                                        ____%        ____%        ____%
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)            ____%        ____%        ____%
------------------------------------------------------------------------------------------------------------------------------------
TAX-FREE OREGON INSURED FUND
------------------------------------------------------------------------------------------------------------------------------------
Class A return before taxes                                                                         ____%        ____%        ____%
------------------------------------------------------------------------------------------------------------------------------------
Class A return after taxes on distributions                                                         ____%        ____%        ____%
------------------------------------------------------------------------------------------------------------------------------------
Class A return after taxes on distributions and sale of Fund shares                                 ____%        ____%        ____%
------------------------------------------------------------------------------------------------------------------------------------
Class B return before taxes*                                                                        ____%        ____%        ____%
------------------------------------------------------------------------------------------------------------------------------------
Class C return before taxes*                                                                        ____%        ____%        ____%
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)            ____%        ____%        ____%
------------------------------------------------------------------------------------------------------------------------------------

The Funds returns are compared to the performance of the Lehman Brothers Municipal Bond Index. You should remember that unlike the Funds, the index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Tax-Free Missouri Insured Fund's Class B would be ____%, ____% and ____% for the one-year, five-year and lifetime periods, respectively, and Class C would be ____%, ____% and ____% for the one-year, five-year and lifetime periods, respectively. If shares were not redeemed, the returns for Tax-Free Oregon Insured Fund's Class B would be ____%, ____% and ____% for the one-year, five-year and lifetime periods, respectively, and Class C would be ____%, ____% and ____% for the one-year, five-year and lifetime periods, respectively.

** Lifetime returns are shown if the Fund or Class existed for less than 10 years. Inception dates for Class B and Class C shares of the Tax-Free Missouri Insured Fund were March 12, 1994 and November 11, 1995, respectively. Lehman Brothers Municipal Bond Index return for Tax-Free Missouri Fund is for 10 years; Class B and Class C lifetimes were ____% and ____%, respectively. Inception dates for Class B and Class C shares of the Tax-Free Oregon Insured Fund were March 12, 1994 and July 7, 1995, respectively. Lehman Brothers Municipal Bond Index return for Tax-Free Oregon Fund is for 10 years; Class B and Class C lifetimes were ____% and ____%, respectively. Lehman Municipal Bond Index reports returns on a monthly basis. Index returns for Tax-Free Missouri Insured Fund's Class B and Class C lifetimes reflect the returns from ____ and ____, respectively, through December 31, 2004. Index returns for Tax-Free Oregon Insured Fund's Class B and Class C lifetimes reflect the returns from ____ and ____, respectively, through December 31, 2004.

WHAT ARE THE FUNDS' FEES AND EXPENSES?

------------------------------------------------------------------------------------------------------------------------------------
SALES CHARGES are fees       CLASS                                                                            A         B         C
paid directly from your      -------------------------------------------------------------------------------------------------------
investments when you buy     Maximum sales charge (load) imposed on purchases as a percentage of
or sell shares of a Fund.    offering price                                                               4.50%      none      none
                             -------------------------------------------------------------------------------------------------------
                             Maximum contingent deferred sales charge (load) as a percentage of         none(1)  4.00%(2)  1.00%(3)
                             original purchase price or redemption price, whichever is lower
                             -------------------------------------------------------------------------------------------------------
                             Maximum sales charge (load) imposed on reinvested dividends                   none      none      none
                             -------------------------------------------------------------------------------------------------------
                             Redemption fees                                                               none      none      none
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING                                                TAX-FREE MISSOURI INSURED FUND    TAX-FREE OREGON INSURED FUND
EXPENSES are deducted from   -------------------------------------------------------------------------------------------------------
a Fund's assets.             CLASS                                           A          B         C           A         B         C
                             -------------------------------------------------------------------------------------------------------
                             Management fees                             0.50%      0.50%     0.50%       0.50%     0.50%     0.50%
                             -------------------------------------------------------------------------------------------------------
                             Distribution and service (12b-1) fees       0.25%      1.00%     1.00%       0.25%     1.00%     1.00%
                             -------------------------------------------------------------------------------------------------------
                             Other expenses                              ____%      ____%     ____%       ____%     ____%     ____%
                             -------------------------------------------------------------------------------------------------------
                             Total annual fund operating expenses        ____%      ____%     ____%       ____%     ____%     ____%
                             -------------------------------------------------------------------------------------------------------
                             Fee waivers and payments(4)                 ____%      ____%     ____%       ____%     ____%     ____%
                             -------------------------------------------------------------------------------------------------------
                             Net expense                                 ____%      ____%     ____%       ____%     ____%     ____%
------------------------------------------------------------------------------------------------------------------------------------

THIS EXAMPLE is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(5) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

------------------------------------------------------------------------------------------------------------------------------------
                                           TAX-FREE MISSOURI INSURED FUND                              TAX-FREE OREGON INSURED FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS(6)              A        B                B        C              C        A        B              B        C               C
------------------------------------------------------------------------------------------------------------------------------------
                                    (IF REDEEMED)           (IF REDEEMED)                    (IF REDEEMED)            (IF REDEEMED)
------------------------------------------------------------------------------------------------------------------------------------
1 year            $____    $____            $____    $____          $____    $____    $____          $____    $____           $____
------------------------------------------------------------------------------------------------------------------------------------
3 years           $____    $____            $____    $____          $____    $____    $____          $____    $____           $____
------------------------------------------------------------------------------------------------------------------------------------
5 years           $____    $____            $____    $____          $____    $____    $____          $____    $____           $____
------------------------------------------------------------------------------------------------------------------------------------
10 years          $____    $____            $____    $____          $____    $____    $____          $____    $____           $____
------------------------------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.

(4) The investment manager has contracted to waive fees and pay expenses of each Fund through [December 31, 2006] in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding [0.65%] of average daily net assets of the Tax-Free Missouri Insured Fund and [0.60%] of average daily net assets of the Tax-Free Oregon Insured Fund.
(5) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10.

(6) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

HOW WE MANAGE THE FUNDS

OUR INVESTMENT STRATEGIES

We analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for a particular fund.

The Funds will invest primarily in tax-exempt obligations of issuers in their respective states.

         We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

The Funds may also invest in securities of U.S. territories and possessions to the extent that these securities are tax-exempt under each state's tax code.

We will generally invest in securities for income rather than seeking capital appreciation through active trading. However, we may sell securities for a variety of reasons such as: to reinvest the proceeds in higher yielding securities, to eliminate investments not consistent with the preservation of capital, to honor redemption requests or if a credit situation weakens. As a result, we may realize losses or capital gains which could be taxable to shareholders.

Tax-Free Minnesota Intermediate Fund will generally have a dollar-weighted average effective maturity of more than three years but less than 10 years. This is a more conservative strategy than funds with longer dollar-weighted average effective maturities, which should result in the Fund experiencing less price volatility when interest rates rise or fall. The remaining Funds described in this prospectus will generally have a dollar-weighted average effective maturity of between five and 30 years.

Each Fund's investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If an objective were changed, we would notify shareholders before the change in the objective became effective.

THE SECURITIES WE TYPICALLY INVEST IN
Fixed-income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation. Municipal bond securities typically pay income free of federal income taxes and may be free of state income taxes in the state where they are issued.

------------------------------------------------------------------------------------------------------------------------------------
                  SECURITIES                                                       HOW WE USE THEM
------------------------------------------------------------------------------------------------------------------------------------
                                                       INSURED            SINGLE-STATE          TAX-FREE             MINNESOTA
                                                     SINGLE-STATE       TAX-EXEMPT FUNDS        MINNESOTA            HIGH-YIELD
                                                   TAX-EXEMPT FUNDS     (CA, CO, ID, MN,       INTERMEDIATE        MUNICIPAL BOND
                                                 (AZ, FL, MN, MO, OR)         NY)                 FUND                 FUND
------------------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT OBLIGATIONS: Commonly known as        Under normal circumstances, each Fund will invest at least      Under normal
municipal bonds, these are debt obligations      80% of its net assets in tax-exempt obligations which are       circumstances,
issued by or on behalf of a state or             exempt from federal income taxes, including the federal         Minnesota
territory, its agencies or instrumentalities,    alternative minimum tax, and from the personal income tax in    High-Yield
municipalities or other political                its respective state. These bonds may include general           Municipal Bond Fund
sub-divisions. The interest on these debt        obligation bonds and revenue bonds.                             will invest at
obligations can generally be excluded from                                                                       least 80% of its
federal income tax as well as personal income                          TAX-FREE NEW YORK                         net assets in
tax in the state where the bond is issued.                             FUND will invest                          tax-exempt
Determination of a bond's tax-exempt status is                         at least 80% of                           obligations
based on the opinion of the bond issuer's                              net assets in                             (including
legal counsel. Tax-exempt obligations may                              tax-exempt                                obligations subject
include securities subject to the alternative                          obligations under                         to alternative
minimum tax. See Private activity bonds below                          normal market                             minimum tax). At
for more information.                                                  conditions.  Any                          least 65% will be
                                                                       investments in                            invested in medium
                                                                       obligations                               and lower-grade
                                                                       subject to the                            securities rated
                                                                       alternative                               between BBB and B-
                                                                       minimum tax would                         by S&P, of
                                                                       not count toward                          equivalent quality
                                                                       the 80% of                                by another
                                                                       Tax-Free New York                         nationally
                                                                       Fund's net assets                         recognized
                                                                       that must be                              statistical ratings
                                                                       invested in this                          organization
                                                                       manner.                                   (NRSRO) or in
                                                                                                                 securities that the
                                                                                                                 manager determines
                                                                                                                 to be of comparable
                                                                                                                 quality.
------------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATION BONDS are municipal bonds     Insured Funds may     Each Fund may invest without limit in     The Fund may invest
on which the payment of principal and interest   invest in general     general obligation bonds and will         in general
is secured by the issuer's pledge of its full    obligation bonds;     primarily invest in bonds in the top      obligation bonds
faith, credit and taxing power.                  however, after the    four quality grades or bonds that are     and will typically
                                                 application of        unrated, but which the manager            invest in lower
                                                 insurance, general    determines to be of equal quality.        quality bonds rated
                                                 obligation bonds                                                between BBB and B-
                                                 representing at                                                 by S&P, of
                                                 least 80% of net                                                equivalent quality
                                                 assets in the                                                   by another NRSRO,
                                                 portfolio must be                                               or bonds that are
                                                 rated AAA by S&P or                                             unrated which the
                                                 Aaa by Moody's or                                               manager determines
                                                 have an equivalent                                              to be of equal
                                                 rating from another                                             quality.
                                                 NRSRO at the time
                                                 of purchase.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                  SECURITIES                                                       HOW WE USE THEM
------------------------------------------------------------------------------------------------------------------------------------
                                                       INSURED            SINGLE-STATE          TAX-FREE             MINNESOTA
                                                     SINGLE-STATE       TAX-EXEMPT FUNDS        MINNESOTA            HIGH-YIELD
                                                   TAX-EXEMPT FUNDS     (CA, CO, ID, MN,       INTERMEDIATE        MUNICIPAL BOND
                                                 (AZ, FL, MN, MO, OR)         NY)                 FUND                 FUND
------------------------------------------------------------------------------------------------------------------------------------
REVENUE BONDS are municipal bonds on which       Insured Funds may     Each Fund may invest without limit in     The Fund may invest
principal and interest payments are made from    invest in revenue     revenue bonds and will primarily invest   in revenue bonds
revenues derived from a particular facility,     bonds; however,       in bonds in the top four quality grades   and will typically
from the proceeds of a special excise tax or     after the             or bonds that are unrated, but which      invest in lower
from revenue generated by an operating           application of        the manager determines to be of equal     quality bonds rated
project. Principal and interest are not          insurance, revenue    quality.                                  between BBB and B-
secured by the general taxing power.             bonds representing                                              by S&P, of
Tax-exempt industrial development bonds, in      80% of net assets                                               equivalent quality
most cases, are a type of revenue bond that is   in the portfolio                                                by another NRSRO,
not backed by the credit of the issuing          must be rated AAA                                               or  bonds that are
municipality and may therefore involve more      by S&P or have an                                               unrated which the
risk.                                            equivalent rating                                               manager determines
                                                 from another NRSRO                                              to be of equal
                                                 at the time of                                                  quality.
                                                 purchase.

------------------------------------------------------------------------------------------------------------------------------------
INSURED MUNICIPAL BONDS: Various municipal       Each Fund may invest without limit in insured bonds. It is      Insured bonds will
issuers may obtain insurance for their           possible that a substantial portion of a Fund's portfolio may   typically not be a
obligations. In the event of a default, the      consist of municipal bonds that are insured by a single         significant portion
insurer is required to make payments of          insurance company.                                              of the investments
interest and principal when due to the                                                                           of the Fund.
bondholders. However, there is no assurance      Insurance is available on uninsured bonds and each Fund may
that the insurance company will meet its         purchase such insurance directly. We will generally do so
obligations. Insured obligations are typically   only if we believe that purchasing and insuring a bond
rated in the top quality grades by an NRSRO.     provides an investment opportunity at least comparable to
                                                 owning other available insured securities.

                                                 The purpose of insurance is to protect against credit risk.
                                                 It does not insure against market risk or guarantee the value of the securities in the portfolio or the value of shares of any of the Funds.

                                                 At least 80% of
                                                 each Insured Fund's
                                                 net assets will
                                                 consist of bonds
                                                 that are fully
                                                 insured. All
                                                 insurers must have
                                                 AAA-rated claims
                                                 paying ability by
                                                 S&P or another
                                                 NRSRO at the time
                                                 that the insured
                                                 bond is purchased.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                  SECURITIES                                                       HOW WE USE THEM
------------------------------------------------------------------------------------------------------------------------------------
                                                       INSURED            SINGLE-STATE          TAX-FREE             MINNESOTA
                                                     SINGLE-STATE       TAX-EXEMPT FUNDS        MINNESOTA            HIGH-YIELD
                                                   TAX-EXEMPT FUNDS     (CA, CO, ID, MN,       INTERMEDIATE        MUNICIPAL BOND
                                                 (AZ, FL, MN, MO, OR)         NY)                 FUND                 FUND
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM MONEY MARKET SECURITIES: Debt         Insured Funds,        Although not a principal investment strategy, each Fund may
securities that are scheduled to mature in       pending the           invest without limit in short-term tax-exempt obligations on
less than 360 days. These are generally          investment or         a temporary, defensive basis.
considered to be very safe and highly liquid.    reinvestment of its
                                                 assets in             Each Fund may also hold its assets in securities of
                                                 longer-term           tax-exempt money market mutual funds or in cash on a
                                                 tax-exempt            temporary, defensive basis.
                                                 obligations, may
                                                 invest up to 35% of
                                                 its net assets in
                                                 short-term
                                                 tax-exempt
                                                 instruments,
                                                 without obtaining
                                                 insurance, provided
                                                 that such
                                                 instruments are
                                                 rated in either the
                                                 highest short-term
                                                 or long-term rating
                                                 category by an
                                                 NRSRO.

                                                 Each Fund may
                                                 invest up to 10% of
                                                 its net assets in
                                                 securities of
                                                 tax-exempt money
                                                 market mutual funds
                                                 pending investment
                                                 or reinvestment of
                                                 its assets in
                                                 longer-term
                                                 tax-exempt
                                                 obligations.
------------------------------------------------------------------------------------------------------------------------------------
PRIVATE ACTIVITY OR PRIVATE PLACEMENT BONDS      Under normal circumstances, each Fund may invest up to 20% of   Minnesota
are municipal bond issues whose proceeds are     its assets in bonds whose income is subject to the federal      High-Yield
used to finance certain non-government           alternative minimum tax. This means that a portion of the       Municipal Bond Fund
activities, including some types of industrial   Fund's distributions could be subject to the federal            may invest without
revenue bonds such as privately owned sports     alternative minimum tax that applies to certain taxpayers.      limit in these
and convention facilities. The Tax Reform Act                                                                    bonds.
of 1986 subjects interest income from these      TAX-FREE NEW YORK FUND may also invest up to 20% of its net
bonds to the federal alternative minimum tax     assets in securities whose income is subject to New York
and makes the tax-exempt status of certain       City's alternative minimum tax.
bonds dependent on the issuer's compliance
with specific requirements after the bonds are
issued.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                  SECURITIES                                                       HOW WE USE THEM
------------------------------------------------------------------------------------------------------------------------------------
                                                       INSURED            SINGLE-STATE          TAX-FREE             MINNESOTA
                                                     SINGLE-STATE       TAX-EXEMPT FUNDS        MINNESOTA            HIGH-YIELD
                                                   TAX-EXEMPT FUNDS     (CA, CO, ID, MN,       INTERMEDIATE        MUNICIPAL BOND
                                                 (AZ, FL, MN, MO, OR)         NY)                 FUND                 FUND
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL LEASES AND CERTIFICATES OF             Each Fund may invest without limit in municipal lease obligations primarily through
PARTICIPATION (COPS): Certificates of            certificates of participation.
participation are widely used by state and
local governments to finance the purchase of     As with its other investments, each Fund expects its investments in municipal lease
property and facilities. COPs are like           obligations to be exempt from regular federal income taxes. Each Fund will rely on
installment purchase agreements. A               the opinion of the bond issuer's counsel for a determination of the bond's
governmental corporation may create a COP when   tax-exempt status.
it issues long-term bonds to pay for the
acquisition of property or facilities. The       A feature that distinguishes COPs from municipal debt is that leases typically
property or facilities are then leased to a      contain a "nonappropriation" or "abatement" clause. This means the municipality
municipality, which makes lease payments to      leasing the property or facility must use its best efforts to make lease payments,
repay interest and principal to the holders of   but may terminate the lease without penalty if its legislature or other
the bonds. Once the lease payments are           appropriating body does not allocate the necessary money. In such a case, the
completed, the municipality gains ownership of   creator of the COP, or its agent, is typically entitled to repossess the property.
the property for a nominal sum.                  In many cases, however, the market value of the property will be less than the amount the municipality was paying.

                                                 COPs are generally considered illiquid and subject to each Fund's limitations on illiquid securities unless we determine they are liquid according to the guidelines set by the Board of Trustees.

------------------------------------------------------------------------------------------------------------------------------------
ZERO COUPON BONDS: Zero coupon bonds are debt    Each Fund may invest in zero coupon bonds. The market prices of these bonds are
obligations which do not entitle the holder to   generally more volatile than the market prices of securities that pay interest
any periodic payments of interest prior to       periodically and are likely to react to changes in interest rates to a greater
maturity or a specified date when the            degree than interest-paying bonds having similar maturities and credit quality.
securities begin paying current interest.        They may have certain tax consequences which, under certain conditions, could be
Therefore, they are issued and traded at a       adverse to a Fund.
price lower than their face amounts or par
value.
------------------------------------------------------------------------------------------------------------------------------------
INVERSE FLOATERS are a type of derivative        Each Fund may invest in inverse floaters. For each Fund, other than MINNESOTA
tax-exempt obligation with floating or           HIGH-YIELD MUNICIPAL BOND FUND, however, the total value of a Fund's investment in
variable interest rates that move in the         derivative tax-exempt obligations combined with its holdings of bonds rated below
opposite direction of short-term interest        investment grade and any illiquid securities may not exceed 20%.
rates, usually at an accelerated speed.
Consequently, the market values of inverse
floaters will generally be more volatile than
other tax-exempt investments.
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE RATE AND FLOATING RATE OBLIGATIONs      Each Fund may purchase "floating rate" and "variable rate" obligations.
pay interest at rates that are not fixed, but
instead vary with changes in specified market
rates or indexes on pre-designated dates.
------------------------------------------------------------------------------------------------------------------------------------
ADVANCE REFUNDED BONDS (ALSO KNOWN AS ESCROW     Each Fund may invest without limit in advance refunded bonds or escrow-secured
BONDS): In an advance refunding, the issuer      bonds. These bonds are generally considered to be of very high quality because of
will use the proceeds of a new bond issue to     the escrow account which typically holds U.S. Treasuries.
purchase high-grade interest bearing debt
securities. These securities are then
deposited into an irrevocable escrow account
held by a trustee bank to secure all future
payments of principal and interest on
pre-existing bonds, which are then considered
to be "advance refunded bonds." These bonds
often receive the highest rating from S&P and
Moody's. Defeased bonds are bonds in which
the rights of the bond holder have been
terminated. This typically relates to an
advance refunding.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                  SECURITIES                                                       HOW WE USE THEM
------------------------------------------------------------------------------------------------------------------------------------
                                                       INSURED            SINGLE-STATE          TAX-FREE             MINNESOTA
                                                     SINGLE-STATE       TAX-EXEMPT FUNDS        MINNESOTA            HIGH-YIELD
                                                   TAX-EXEMPT FUNDS     (CA, CO, ID, MN,       INTERMEDIATE        MUNICIPAL BOND
                                                 (AZ, FL, MN, MO, OR)         NY)                 FUND                 FUND
------------------------------------------------------------------------------------------------------------------------------------
HIGH-YIELD, HIGH-RISK MUNICIPAL BONDS:           *                     Each Fund may invest up to 20% of its     Minnesota
Municipal debt obligations rated lower than                            net assets in high-yield, high-risk       High-Yield
investment grade by an NRSRO or, if unrated,                           fixed-income securities. This limit       Municipal Bond Fund
of comparable quality. These securities are                            applies to the combined value of the      will invest at
often referred to as "junk bonds" and are                              Fund's holdings in lower-rated bonds      least 65% of its
considered to be of poor standing and                                  and its holding of derivative             total assets in
predominately speculative.                                             tax-exempt securities, such as inverse    medium- and
                                                                       floaters.  The Funds will not invest      lower-rated,
                                                                       in securities that are rated lower than   high-yield
                                                                       B by S&P or similarly rated by another    securities. In
                                                                       rating agency. The Funds will not         doing so, the Fund
                                                                       invest in unrated bonds that are          may offer higher
                                                                       considered to be of a quality lower       income potential,
                                                                       than B.                                   but is also subject
                                                                                                                 to greater risk,
                                                                                                                 including price
                                                                                                                 volatility during
                                                                                                                 periods of adverse
                                                                                                                 economic
                                                                                                                 conditions. The
                                                                                                                 Fund may also
                                                                                                                 experience a higher
                                                                                                                 incidence of credit
                                                                                                                 problems.
------------------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES are securities that do not   Each Fund may invest up to 15% of its net assets in illiquid securities.
have a ready market, and cannot be easily
sold, within seven days, at approximately the
price that the Fund has valued them.
------------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS are agreements between a   Typically, the Funds use repurchase agreements as a short-term investment for their
buyer of securities, such as a Fund, and a       cash position. The Funds may not enter into repurchase agreements that represent
seller of securities in which the seller         more than 10% of total assets of a Fund except when investing for defensive
agrees to buy the securities back within a       purposes during periods of adverse market conditions. The Funds will only enter
specified time at the same price the buyer       into repurchase agreements in which the collateral is comprised of U.S. government
paid for them, plus an amount equal to an        securities.
agreed upon interest rate. Repurchase
agreements are often viewed as equivalent to
cash.
------------------------------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENTS are the same as    *                     TAX-FREE ARIZONA FUND, TAX-FREE CALIFORNIA FUNd, Tax-Free
repurchase agreements except that a fund would                         FLORIDA FUND, TAX-FREE IDAHO FUND, MINNESOTA High-Yield
act as the seller and agree to buy back the                            MUNICIPAL BOND FUND AND TAX-FREE NEW YORK FUND may invest up
securities at the same price the buyer paid                            to 10% of their total assets in reverse repurchase
for them, plus an agreed upon interest rate.                           agreements. This may be preferable to a regular sale and
                                                                       later repurchase of securities because it avoids certain
                                                                       market risk and transaction costs. However, these may be used as a form of leveraging which may exaggerate any increases or decreases in each Fund's net asset value. Because we limit the use of this speculative technique to 10% of a Fund's
                                                                       total assets, we believe we can use it to facilitate a Fund's ability to provide current income while reducing the
                                                                       potential risk that leveraging can have on a Fund's
                                                                       principal.

                                                                       Funds that are not listed above may not use reverse
                                                                       repurchase agreements.
------------------------------------------------------------------------------------------------------------------------------------

* This is not a principal strategy for the Funds.

The Funds may also invest in other securities including, options, futures and restricted securities. Please see the Statement of Additional Information for additional descriptions on these securities as well as those listed in the table above.

DOWNGRADED QUALITY RATINGS The credit quality restrictions described above for each Fund apply only at the time of purchase. The Funds may continue to hold a security whose quality rating has been lowered or in the case of an unrated bond, after we have changed our assessment of its credit quality. However, no Fund (except Minnesota High-Yield Municipal Bond Fund) may have more than 5% of its assets invested in securities that have been downgraded to a rating lower than the lowest rating permitted for that Fund. The Insured Funds may invest up to 35% of total assets in securities that have been downgraded to AA or Aa since the Fund initially purchased them. Minnesota High-Yield Municipal Bond Fund may retain securities that are downgraded after purchase.

BORROWING MONEY Each Fund is permitted to borrow money but normally does not do so. As a temporary measure for extraordinary purposes or to meet redemption requests, each Fund may borrow up to 20% (10% for Tax-Free Colorado Fund) of the value of its net assets. Borrowing money could result in a Fund being unable to meet its investment objective.

PURCHASING SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS Each Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery up to 45 days later. There is no percentage limit on the amount of each Fund's total assets which may be invested in securities issued in this manner. Each Fund will designate cash or securities in amounts sufficient to cover obligations and will value the designated assets daily.

TEMPORARY DEFENSIVE POSITIONS During times of adverse market conditions when we believe a more defensive posture is warranted, each Fund may temporarily select investments other than those that are its primary focus and may also invest without regard to its stated maturity strategy. To the extent that a Fund does this, it may not be able to meet its investment objectives.

CONCENTRATION Depending on the supply of available bonds and how those bonds suit our investment needs, each Fund may concentrate its investments (investing more than 25% of total assets) in a particular segment of the bond market such as the housing, health care and/or utility industries. Each Fund may also invest more than 25% of total assets in industrial development bonds. Tax-Free California Fund, Tax-Free Idaho Fund, Minnesota High-Yield Municipal Bond Fund and Tax-Free New York Fund may also concentrate investments in transportation, education and/or industrial obligations.

PORTFOLIO TURNOVER We anticipate that each Fund's annual portfolio turnover will not exceed 100%. It is possible, however, that portfolio turnover will be higher than expected. Higher turnover can result in increased transaction costs for investors and may affect each Fund's performance.

THE RISKS OF INVESTING IN THE FUNDS
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund, you should carefully evaluate the risks. Because of the nature of the Funds, you should consider your investment in any of the municipal bond funds to be a long-term investment that typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in these Funds. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

------------------------------------------------------------------------------------------------------------------------------------
                   THE RISKS                                                 HOW WE STRIVE TO MANAGE THEM
------------------------------------------------------------------------------------------------------------------------------------
                                                       INSURED            SINGLE-STATE          TAX-FREE             MINNESOTA
                                                     SINGLE-STATE       TAX-EXEMPT FUNDS        MINNESOTA            HIGH-YIELD
                                                   TAX-EXEMPT FUNDS     (CA, CO, ID, MN,       INTERMEDIATE        MUNICIPAL BOND
                                                 (AZ, FL, MN, MO, OR)         NY)                 FUND                 FUND
------------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE RISK is the risk that              Interest rate risk is generally the most significant risk for these funds.
securities, particularly bonds with longer
maturities, will decrease in value if interest   Because interest rate movements can be unpredictable, we do not try to increase
rates rise.                                      return by aggressively capitalizing on interest rate moves. We do attempt to manage the duration of a Fund in order to take advantage of our market outlook, especially on a longer term basis.

------------------------------------------------------------------------------------------------------------------------------------
MARKET RISK is the risk that all or a majority   We maintain a long-term investment approach and focus on bonds we believe will
of the securities in a certain market - like     provide a steady income stream regardless of interim market fluctuations. We do not
the stock or bond market - will decline in       try to predict overall market movements and generally do not trade for short-term
value because of factors such as economic        purposes.
conditions, future expectations or investor
confidence.
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY AND SECURITY RISK is the risk that      We spread each Fund's assets across different types of municipal bonds and among
the value of securities in a particular          bonds representing different industries and regions within a state. We also follow
industry or the value of an individual           a rigorous selection process before choosing securities for the portfolios. Each
security will decline because of changing        Fund may concentrate its investments (investing 25% or more of total assets) in a
expectations for the performance of that         particular segment of the bond market such as the housing, health care and/or
industry or for the individual issuer of the     utility industries. Each Fund may also invest 25% or more of total assets in
security.                                        industrial development bonds. We will generally concentrate our investments in a particular sector when the supply of bonds in other sectors does not suit our investment needs. This will expose a Fund to greater industry and security risk.

                                                 The Insured Funds     TAX-FREE ARIZONA                          Minnesota
                                                 may be less subject   FUND,                                     High-Yield
                                                 to industry and       TAX-FREE                                  Municipal Bond Fund
                                                 security risk         CALIFORNIA FUND,                          may also
                                                 because payment of    TAX-FREE FLORIDA                          concentrate its
                                                 interest and          FUND, TAX-FREE                            investments in
                                                 principal on the      IDAHO FUND and                            transportation,
                                                 bonds in these        TAX-FREE NEW YORK                         education and/or
                                                 portfolios are        FUND may also                             industrial
                                                 insured,              concentrate their                         obligations.
                                                 potentially           investments in
                                                 reducing the effect   transportation,
                                                 that changing         education and/or
                                                 expectations might    industrial
                                                 have on an            obligations.
                                                 individual bond.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                   THE RISKS                                                 HOW WE STRIVE TO MANAGE THEM
------------------------------------------------------------------------------------------------------------------------------------
                                                       INSURED            SINGLE-STATE          TAX-FREE             MINNESOTA
                                                     SINGLE-STATE       TAX-EXEMPT FUNDS        MINNESOTA            HIGH-YIELD
                                                   TAX-EXEMPT FUNDS     (CA, CO, ID, MN,       INTERMEDIATE        MUNICIPAL BOND
                                                 (AZ, FL, MN, MO, OR)         NY)                 FUND                 FUND
------------------------------------------------------------------------------------------------------------------------------------
CREDIT RISK is the possibility that a bond's     The Insured Funds     We conduct careful credit analysis of     Minnesota
issuer (or an entity that insures the bond)      are less affected     individual bonds; we focus on high        High-Yield
will be unable to make timely payments of        by credit risk        quality bonds and limit our holdings of   Municipal Bond Fund
interest and principal.                          because the bonds     bonds rated below investment grade.  We   is subject to
                                                 in the portfolios     also hold a number of different bonds     significant credit
In the case of municipal bonds, issuers may be   are insured. This     in each portfolio. All of this is         risk due to its
affected by poor economic conditions in their    insurance is          designed to help reduce credit risk.      investment in lower
states.                                          designed to                                                     quality,
                                                 minimize credit                                                 high-yielding
                                                 risks to the Funds,                                             bonds. This risk is
                                                 by increasing the                                               described more
                                                 likelihood that the                                             fully below.
                                                 Funds would still
                                                 receive payment
                                                 even if an issuer
                                                 defaulted.
------------------------------------------------------------------------------------------------------------------------------------
HIGH-YIELD, HIGH-RISK MUNICIPAL BONDS:           The Insured Funds     We limit the amount of each portfolio     Minnesota
Investing in so-called "junk" bonds entails      may not invest in     which may be invested in lower quality,   High-Yield
the risk of principal loss, which may be         high-yield            higher yielding bonds.                    Municipal Bond Fund
greater than the risk involved in investment     municipal bonds and                                             invests primarily
grade bonds. High-yield bonds are sometimes      therefore are not                                               in high-yield
issued by municipalities with lesser financial   subject to this                                                 bonds, making this
strength and therefore less ability to make      risk.                                                           a significant risk
projected debt payments on the bonds.                                                                            for the Fund. In
                                                                                                                 striving to manage
Some analysts believe a protracted economic                                                                      this risk, we hold
downturn would adversely affect the value of                                                                     a number of
outstanding bonds and the ability of                                                                             different bonds
high-yield issuers to repay principal and                                                                        representing a
interest. In particular, for a high-yield                                                                        variety of
revenue bond, adverse economic conditions to                                                                     industries and
the particular project or industry which backs                                                                   municipal projects,
the bond would pose a significant risk.                                                                          seeking to minimize
                                                                                                                 the effect that any
                                                                                                                 one bond may have
                                                                                                                 on the Fund.
------------------------------------------------------------------------------------------------------------------------------------
CALL RISK is the risk that a bond issuer will    We take into consideration the likelihood of prepayment when we select bonds and
prepay the bond during periods of low interest   when appropriate we look for bonds that have protection against early prepayment.
rates, forcing investors to reinvest their       This may have the added benefit of improving a Fund's investment performance in a
money at interest rates that might be lower      declining interest rate environment.
than rates on the called bond.
------------------------------------------------------------------------------------------------------------------------------------
LIQUIDITY RISK is the possibility that           We limit each Fund's exposure to illiquid securities to 15% of its net assets.
securities cannot be readily sold, within
seven days, at approximately the price that a
fund values them.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                   THE RISKS                                                 HOW WE STRIVE TO MANAGE THEM
------------------------------------------------------------------------------------------------------------------------------------
                                                       INSURED            SINGLE-STATE          TAX-FREE             MINNESOTA
                                                     SINGLE-STATE       TAX-EXEMPT FUNDS        MINNESOTA            HIGH-YIELD
                                                   TAX-EXEMPT FUNDS     (CA, CO, ID, MN,       INTERMEDIATE        MUNICIPAL BOND
                                                 (AZ, FL, MN, MO, OR)         NY)                 FUND                 FUND
------------------------------------------------------------------------------------------------------------------------------------
NON-DIVERSIFIED FUNDS: Non-diversified           All Funds described in this prospectus are non-diversified funds and are subject to
investment companies have the flexibility to     this risk.
invest as much as 50% of their assets in as
few as two issuers provided no single issuer     Nevertheless, we typically hold securities from a variety of different issuers,
accounts for more than 25% of the portfolio.     representing different sectors and different types of municipal projects. We also
The remaining 50% of the portfolio must be       perform extensive credit analysis on all securities. We are particularly diligent
diversified so that no more than 5% of a         in reviewing the credit status of bonds that represent a larger percentage of
fund's assets is invested in the securities of   portfolio assets.
a single issuer. Because a non-diversified
fund may invest its assets in fewer issuers,
the value of fund shares may increase or
decrease more rapidly than if a fund were
fully diversified. If a fund were to invest a
large portion of its assets in a single
issuer, the fund could be significantly
affected if that issuer was unable to satisfy
its financial obligations.

------------------------------------------------------------------------------------------------------------------------------------
GEOGRAPHIC CONCENTRATION RISK is the             Each Fund invests primarily in a specific state and may be subject to geographic
heightened sensitivity to regional, state and    concentration risk.
local political and economic conditions that
could adversely affect the holdings in a         We carefully monitor the economies of each state, and in general we believe they
fund. There is also a risk that there could      are broad enough to satisfy our investment needs.  In addition, we have the
be inadequate supply of municipal bonds in a     flexibility to invest in issuers in Puerto Rico and the Virgin Islands and Guam
particular state.                                whose bonds are also free of individual state income taxes.
------------------------------------------------------------------------------------------------------------------------------------
ALTERNATIVE MINIMUM TAX RISK: If a fund          Under normal circumstances, each Fund may invest up to 20% of   Minnesota
invests in bonds whose income is subject to an   its assets in bonds whose income is subject to the federal      High-Yield
alternative minimum tax, that portion of the     alternative minimum tax.                                        Municipal Bond Fund
fund's distributions would be taxable for                                                                        may invest without
shareholders who are subject to this tax.                              TAX-FREE NEW YORK                         limit in bonds
                                                                       FUND may invest up                        whose income is
                                                                       to 20% of its net                         subject to the
                                                                       assets in                                 federal alternative
                                                                       securities whose                          minimum tax.
                                                                       income is subject
                                                                       to New York City's
                                                                       alternative
                                                                       minimum tax.

------------------------------------------------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION
A description of the Funds' policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the Funds' Statement of Additional Information (SAI).

WHO MANAGES THE FUNDS

INVESTMENT MANAGER
The Funds are managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Funds, manages the Funds' business affairs and provides daily administrative services. For these services, the manager was paid fees for the last fiscal year as follows:

                                                     INVESTMENT MANAGEMENT FEES AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS
Tax-Free Arizona Insured Fund             [0.50%]        Tax-Free Minnesota Insured Fund                    [0.50%]
Tax-Free California Fund                  [0.09%*]       Tax-Free Minnesota Intermediate Fund               [0.50%*]
Tax-Free Colorado Fund                    [0.55%]        Minnesota High-Yield Municipal Bond Fund           [0.44%*]
Tax-Free Florida Insured Fund             [0.46%*]       Tax-Free Missouri Insured Fund                     [0.50%]
Tax-Free Idaho Fund                       [0.55%]        Tax-Free New York Fund                             [0.03%*]
Tax-Free Minnesota Fund                   [0.55%]        Tax-Free Oregon Insured Fund                       [0.45%*]
                                                                               * Reflects the waiver of fees by the manager.

A discussion regarding the basis for the Board of Trustees approving the investment advisory contracts of the Funds are available in the Funds' annual report to shareholders for the period ending August 31, 2005.

     PORTFOLIO  Patrick P. Coyne, Joseph R. Baxter and Robert F. Collins have
      MANAGERS primary responsibility for making the day-to-day investment decisions for the TAX-FREE FLORIDA INSURED FUND, TAX-FREE NEW YORK FUND, TAX-FREE IDAHO FUND, TAX-FREE MISSOURI INSURED FUND, TAX-FREE OREGON INSURED FUND and each of the MINNESOTA FUNDS. Mr. Coyne assumed responsibility for the Tax-Free Florida Insured Fund and Tax-Free New York Fund on May 1, 1997 and each of the Minnesota Funds, Tax-Free Idaho Fund, Tax-Free Missouri Insured Fund and Tax-Free Oregon Insured Fund on September 1, 2001. Mr. Baxter and Mr. Collins assumed responsibility for the Funds on May 22, 2003 and June 25, 2004, respectively.

                PATRICK P. COYNE, Executive Vice President/Managing Director/Chief Investment Officer- Equity, is a graduate of Harvard University with an MBA from the University of Pennsylvania's Wharton School. Mr. Coyne joined Delaware Investments' fixed-income department in 1990. Prior to joining Delaware Investments, he was a manager of Kidder, Peabody & Co. Inc.'s trading desk, and specialized in trading high-grade municipal bonds and municipal futures contracts. Mr. Coyne is a member of the Municipal Bond Club of Philadelphia.

                JOSEPH R. BAXTER, Senior Vice President/Head of Municipal Bond Investments, is a graduate of LaSalle University where he earned his undergraduate degree in finance and marketing. Prior to joining Delaware Investments in 1999, he held investment positions with First Union. Most recently, he served as a municipal portfolio manager for the Evergreen Funds.

                ROBERT F. COLLINS, Vice President/Senior Portfolio Manager, is a graduate of Ursinus College where he earned his Bachelor of Arts degree in Economics. Prior to joining Delaware Investments in 2004, he co-managed the municipal portfolio management group within PNC Advisors, overseeing the tax-exempt investments of high-net worth and institutional accounts. Previously, Mr. Collins headed the municipal fixed income team at Wilmington Trust Company, managing funds and high-net worth accounts. Mr. Collins is a CFA Charterholder and a former president of the Financial Analysts of Wilmington.

                Andrew McCullagh, Jr., Mr. Baxter and Mr. Collins have primary responsibility for making the day-to-day investment decisions for the TAX-FREE ARIZONA INSURED FUND, TAX-FREE CALIFORNIA FUND and TAX-FREE COLORADO FUND. Mr. McCullagh has been managing the Funds since their inception. Mr. Baxter and Mr. Collins assumed responsibility for these Funds on April 22, 2004 and June 25, 2004, respectively.

                ANDREW M. MCCULLAGH, JR., Vice President/Senior Portfolio Manager, is a graduate of Washington College and has a Graduate Certificate in Public Finance from the University of Michigan. Prior to joining Delaware Investments, he served as a Senior Vice President and Senior Portfolio Manager of Voyageur Asset Management. Mr. McCullagh currently has over 31 years' experience in municipal bond trading, underwriting and portfolio management.

The SAI for the Funds provide additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of other securities in the Funds.

WHO'S WHO?

This diagram shows the various organizations involved with managing, administering and servicing the Delaware Investments funds.

                                                      -------------------
                                                       BOARD OF TRUSTEES
                                                      -------------------
----------------------------                                  |                              ---------------------------
    INVESTMENT MANAGER                                -------------------                             CUSTODIAN
Delaware Management Company   ---------------------       THE FUNDS      ------------------        Mellon Bank, N.A.
    2005 Market Street                                -------------------                          One Mellon Center
Philadelphia, PA 19103-7094                           |                 |                        Pittsburgh, PA 15258
----------------------------            ---------------------------     |                    ----------------------------
                   |                          DISTRIBUTOR               |
                   |                    Delaware Distributors, L.P.     ------------------------------
----------------------------               2005 Market Street                    SERVICE AGENT
  PORTFOLIO MANAGERS                    Philadelphia, PA 19103-7094      Delaware Service Company, Inc.
(see page 36 for details)               ---------------------------            2005 Market Street
----------------------------                          |                   Philadelphia, PA 19103-7094
                                                      |                  ------------------------------
                                     ------------------------------------      |
                                     FINANCIAL INTERMEDIARY WHOLESALER         |
                                     Lincoln Financial Distributors, Inc.      |
                                             2001 Market Street                |
                                         Philadelphia, PA 19103-7055           |
                                     ------------------------------------      |
                                                                               |
                                                               ------------------
                                                               FINANCIAL ADVISORS
                                                               ------------------
                                                                       |
                                                                  ------------
                                                                  SHAREHOLDERS
                                                                  ------------

BOARD OF TRUSTEES A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. Generally, at least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. However, the Funds rely on certain exemptive rules created by the SEC that require the Board of Trustees overseeing the Funds to be comprised of a majority of such independent Trustees. These independent fund trustees, in particular, are advocates for shareholder interests.

INVESTMENT MANAGER An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

PORTFOLIO MANAGERS Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

CUSTODIAN Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

DISTRIBUTOR Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker/dealers and are subject to NASD Regulation, Inc. (NASDR(SM)) rules governing mutual fund sales practices.

FINANCIAL INTERMEDIARY WHOLESALER Pursuant to a contractual agreement with Delaware Distributors, L.P., Lincoln Financial Distributors, Inc. (LFD) is primarily responsible for promoting the sale of fund shares through broker/dealers, financial advisors and other financial intermediaries.

SERVICE AGENT Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

FINANCIAL ADVISORS Financial advisors provide advice to their clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisors are associated with securities broker/dealers who have entered into selling and/or service arrangements with the Distributor. Selling broker/dealers and financial advisors are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

SHAREHOLDERS Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

ABOUT YOUR ACCOUNT

INVESTING IN THE FUNDS

You can choose from a number of share classes for each Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial advisor to determine which class best suits your investment goals and time frame.

CHOOSING A SHARE CLASS

CLASS A

o Class A shares have an up-front sales charge of up to 4.50% that you pay when you buy the shares. Class A shares of Tax-Free Minnesota Intermediate Fund have an up-front sales charge of up to 2.75%. The offering price for Class A shares includes the front-end sales charge.

o If you invest $100,000 or more, your front-end sales charge will be reduced.

o You may qualify for other reduced sales charges, as described in "How to reduce your sales charge," and under certain circumstances the sales charge may be waived; please see the Statement of Additional Information.

o Class A shares are also subject to an annual 12b-1 fee no greater than 0.25% of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

o Class A shares generally are not subject to a contingent deferred sales charge except in the limited circumstances described in the table below.

CLASS A SALES CHARGES

The following sales charge as a percentage of the amount invested is the maximum percentage of the amount invested rounded to the nearest hundredth. The actual percentage will vary on the amount invested, rounding and the then-current NAV. Similarly, the actual sales charge as a percentage of offering price may be different due to the amount invested, rounding and the then-current offering price may be greater or lesser than the percentage shown.

------------------------------------------------------------------------------------------------------------------------------------
                                        TAX-FREE FUNDS, INSURED FUNDS, MINNESOTA
        AMOUNT OF PURCHASE                   HIGH-YIELD MUNICIPAL BOND FUND               TAX-FREE MINNESOTA INTERMEDIATE FUND
------------------------------------------------------------------------------------------------------------------------------------
                                      SALES CHARGE AS % OF    SALES CHARGE AS % OF    SALES CHARGE AS % OF    SALES CHARGE AS % OF
                                         OFFERING PRICE        AMOUNT INVESTED(1)        OFFERING PRICE         AMOUNT INVESTED
------------------------------------------------------------------------------------------------------------------------------------
        Less than $100,000                   4.50%                   5.13%                   2.75%                   3.23%
------------------------------------------------------------------------------------------------------------------------------------
    $100,000 but under $250,000              3.50%                   4.00%                   2.00%                   2.44%
------------------------------------------------------------------------------------------------------------------------------------
    $250,000 but under $500,000              2.50%                   3.00%                   1.00%                   1.34%
------------------------------------------------------------------------------------------------------------------------------------
   $500,000 but under $1 million             2.00%                   2.44%                   1.00%                   1.34%
------------------------------------------------------------------------------------------------------------------------------------

As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial advisor is paid a commission on your purchase, you will have to pay a limited contingent deferred sales charge, unless a specific waiver of the charge applies; of 1% if you redeem shares of the Tax-Free Funds, Insured Funds or Minnesota High-Yield Municipal Bond Fund within the first year and 0.50% if you redeem shares within the second year; and of 0.75% if you redeem shares of the Tax-Free Minnesota Intermediate Fund within the first year. See Dealer compensation on page 41 for a description of the amount of dealer commission that is paid.

------------------------------------------------------------------------------------------------------------------------------------
        AMOUNT OF PURCHASE                SALES CHARGE AS % OF OFFERING PRICE            SALES CHARGE AS % OF AMOUNT INVESTED
------------------------------------------------------------------------------------------------------------------------------------
    $1 million up to $5 million                          none                                            none
------------------------------------------------------------------------------------------------------------------------------------
Next $20 million up to $25 million                       none                                            none
------------------------------------------------------------------------------------------------------------------------------------
      Amount over $25 million                            none                                            none
------------------------------------------------------------------------------------------------------------------------------------

CLASS B

o Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years (three years for Tax-Free Minnesota Intermediate Fund) after you buy them.

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 4.00%. The contingent deferred sales charge is 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter. For Tax-Free Minnesota Intermediate Fund, the contingent deferred sales charge is 2.00% during the first year, 1.00% during the second and third years and 0% thereafter.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o For approximately eight years (five years for Tax-Free Minnesota Intermediate Fund) after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets (of which 0.25% are service fees) paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A shares.

o    Approximately eight years (five years for Tax-Free Minnesota Intermediate
     Fund) after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.25%. Conversion may occur as late as three months after, as applicable, the eighth or fifth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o    You may purchase only up to $100,000 of Class B shares at any one time.

CLASS C

o Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge of 1% if you redeem your shares within 12 months after you buy them.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o Class C shares are subject to an annual 12b-1 fee no greater than 1% of average daily net assets (of which 0.25% are service fees) paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class C shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A shares.

o Unlike Class B shares, Class C shares do not automatically convert into another class.

o You may purchase any amount less than $1,000,000 of Class C shares at any one time.

Each share class of the Funds has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

DEALER COMPENSATION
Your financial advisor who sells you shares of a Fund may be eligible to receive the following amounts as compensation for your investment in a Fund. These amounts are paid by the distributor to the securities dealer with whom your financial advisor is associated.

                                              TAX-FREE FUNDS, INSURED FUNDS,
                                              MINNESOTA HIGH-YIELD BOND FUND              TAX-FREE MINNESOTA INTERMEDIATE FUND
                                        --------------------------------------------------------------------------------------------
                                         CLASS A(1)    CLASS B(2)      CLASS C(3)       CLASS A(1)     CLASS B(2)      CLASS C(3)
------------------------------------------------------------------------------------------------------------------------------------
COMMISSION (%)                              -             4.00%          1.00%             -             2.00%           1.00%
Investment up to $99,999                  4.00%             -              -             2.35%             -               -
$100,000 to $249,999                      3.00%             -              -             1.75%             -               -
$250,000 to $499,999                      2.00%             -              -             0.75%             -               -
$500,000 to $999,999                      1.60%             -              -             0.75%             -               -
$1,000,000 to $4,999,999                  1.00%             -              -             0.75%             -               -
$5,000,000 to $24,999,999                 0.50%             -              -             0.50%             -               -
$25,000,000 and more                      0.25%             -              -             0.25%             -               -
------------------------------------------------------------------------------------------------------------------------------------
12B-1 FEE TO DEALER                       0.25%           0.25%          1.00%           0.25%           0.15%           1.00%

(1) On sales of Class A shares, the Distributor re-allows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer is eligible to receive up to 0.25% 12b-1 fee applicable to Class A shares. The maximum 12b-1 fee applicable to Class A Shares of Tax-Free Minnesota Intermediate Fund is [0.25%], however the Distributor has contracted to limit this amount to [0.15%] through [December 31, 2006].

(2) On sales of Class B shares, the Distributor pays your securities dealer an up-front commission of 4.00% (2.00% for Tax-Free Minnesota Intermediate
    Fund). Your securities dealer also may be eligible to receive a 12b-1 of up to 0.25% (0.15% for Tax-Free Minnesota Intermediate Fund) from the date of purchase. After approximately eight years (five years for Tax-Free Minnesota Intermediate Fund), Class B shares automatically convert into Class A shares and dealers may then be eligible to receive the 0.25% 12b-1 fee applicable to Class A.
(3) On sales of Class C shares, the Distributor pays your securities dealer an up-front commission of 1.00%. The up-front commission includes an advance of the first year's 12b-1 service fee of up to 0.25%. During the first 12 months, the Distributor retains the full 1.00% 12b-1 fee to partially offset the up-front commission and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C.

HOW TO REDUCE YOUR SALES CHARGE
We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial advisor. You or your financial advisor must notify us at the time you purchase shares if you are eligible for any of these programs. You may also need to provide information (such as your Delaware Investments fund holdings and the names of qualifying family members and their holdings) to your financial advisor or the Fund in order to qualify for a reduction in sales charges.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARE CLASS
             PROGRAM                            HOW IT WORKS                      A                   B                   C
------------------------------------------------------------------------------------------------------------------------------------
  LETTER OF INTENT                   Through a Letter of Intent you               X             Although the Letter of Intent and
                                     agree to invest a certain amount                           Rights of Accumulation do not apply
                                     in Delaware Investments Funds                              to the purchase of Class B and Class
                                     (except money market funds with no                         C shares, you can combine your
                                     sales charge) over a 13-month                              purchase of Class A shares with your
                                     period to qualify for reduced                              purchase of Class B and Class C
                                     front-end sales charges.                                   shares to fulfill your Letter of
                                                                                                Intent.
------------------------------------------------------------------------------------------------------------------------------------
  RIGHTS OF ACCUMULATION             You can combine your holdings or             X
                                     purchases of all funds in the
                                     Delaware Investments family
                                     (except money market funds with no
                                     sales charge) as well as the
                                     holdings and purchases of your
                                     spouse and children under 21 to
                                     qualify for reduced front-end
                                     sales charges.
------------------------------------------------------------------------------------------------------------------------------------
  REINVESTMENT OF REDEEMED           Up to 12 months after you redeem       For Class A,        For Class B, your   Not available
  SHARES                             shares, you can reinvest the           you will not        account will be
                                     proceeds without paying a sales        have to pay an      credited with the
                                     charge as noted to the right.          additional          contingent
                                                                            front-end sales     deferred sales
                                                                            charge.             charge you
                                                                                                previously paid on
                                                                                                the amount you are
                                                                                                reinvesting. Your
                                                                                                schedule for
                                                                                                contingent deferred
                                                                                                sales charges and
                                                                                                conversion to Class
                                                                                                A will not start
                                                                                                over again; it will
                                                                                                pick up from the
                                                                                                point at which you
                                                                                                redeemed your
                                                                                                shares.
------------------------------------------------------------------------------------------------------------------------------------

HOW TO BUY SHARES

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

THROUGH YOUR FINANCIAL ADVISOR
Your financial advisor can handle all the details of purchasing shares, including opening an account. Your advisor may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

BY MAIL
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 2005 Market Street, Philadelphia, PA 19103-7094. If you are making an initial purchase by mail, you must include a completed investment application with your check.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

BY WIRE
Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.

[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

BY EXCHANGE
You may exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800 523-1918.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

THROUGH AUTOMATED SHAREHOLDER SERVICES
You may purchase or exchange shares through Delaphone, our automated telephone service or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

Once you have completed an application, you can generally open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. If you are buying shares under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, or through an Automatic Investing Plan, the minimum initial purchase is $250, and you can make additional investments of only $25.

The price you pay for shares will depend on when we receive your purchase order. If we (or an authorized agent) receive your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If your order is received after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the Funds' net asset value (NAV) per share at the close of regular trading on the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in a Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

FAIR VALUATION
When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The price of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, the Fund's Board has delegated responsibility for valuing the Fund's assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, to value the Fund's assets on behalf of the Fund. The Pricing Committee values Fund assets as described above.

HOW TO REDEEM SHARES

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

THROUGH YOUR FINANCIAL ADVISOR
Your financial advisor can handle all the details of redeeming your shares. Your advisor may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

BY MAIL
You may redeem your shares (sell them back to a Fund) by mail by writing to:
Delaware Investments, 2005 Market Street, Philadelphia, PA 19103-7094. All owners of the account must sign the request, and for redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

BY TELEPHONE
You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

BY WIRE
You may redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next business day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

THROUGH AUTOMATED SHAREHOLDER SERVICES
You may redeem shares through Delaphone, our automated telephone service or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, and we (or an authorized agent) receive the request before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), you will receive the net asset value next determined after we receive your request. If we receive your request after the close of regular trading on the New York Stock Exchange, you will receive the net asset value next determined on the next business day. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares
- not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

ACCOUNT MINIMUMS
If you redeem shares and your account balance falls below a Fund's required account minimum of $1,000 ($250 for Uniform Gifts to Minors Act or Uniform Transfers to Minors Act accounts or accounts with automatic investing plans) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance, If your account does not reach the minimum balance, a Fund may redeem your account after 60 days' written notice to you.

SPECIAL SERVICES
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

--------------------------------------------------------------------------------

AUTOMATIC INVESTING PLAN
The Automatic Investing Plan allows you to make regular monthly investments directly from your checking account.

DIRECT DEPOSIT
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as Social Security or direct transfers from your bank account.

ONLINE ACCOUNT ACCESS
Online Account Access is a password-protected area of the Delaware Investments Website that gives you access to your account information and allows you to perform transactions in a secure environment.

ELECTRONIC DELIVERY
With Delaware eDelivery, you can receive your fund documents electronically instead of via the U.S. mail. When you sign up for eDelivery, you can access your account statements, shareholder reports and other fund materials online, in a secure environment at any time, from anywhere.

WEALTH BUILDER OPTION
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

DIVIDEND REINVESTMENT PLAN
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

EXCHANGES
You may exchange all or part of your shares, normally for shares of the same class in another Delaware Investments fund without paying a front-end sales charge or a contingent deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge, you will pay any applicable sales charge on your new shares. When exchanging Class B and Class C shares of one fund for similar shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the contingent deferred sales charge will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. We may refuse the purchase side of any exchange request, if in the investment manager's judgment, a Fund would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise potentially be adversely affected. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be refused.

MONEYLINE(SM) ON DEMAND SERVICE
Through our MoneyLine(SM) On Demand Service, you or your financial advisor may transfer money between your Fund account and your predesignated bank account by telephone request. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

MONEYLINE DIRECT DEPOSIT SERVICE
Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

SYSTEMATIC WITHDRAWAL PLAN
Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

The applicable Limited CDSC for Class A shares and CDSC for Class B and C shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subjected to the applicable contingent deferred sales charge, including an assessment for previously redeemed amounts under the Plan.

FREQUENT TRADING OF FUND SHARES
The Funds discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Funds' Board of Trustees has adopted policies and procedures designed to detect, deter and prevent trading activity detrimental to the Funds and its shareholders, such as market timing. The Funds will consider anyone who follows a pattern of market timing in any fund in the Delaware Investments Family of Funds or Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive rapid short-term "roundtrips", or in other words, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares. If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous short-term roundtrip in that fund, you may be considered a market timer. The purchase and sale of fund shares through the use of the exchange privilege are also included in determining whether market timing has occurred. The Funds also reserve the right to consider other trading patterns as market timing.

Your ability to use the Funds' exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Funds reserve the right to restrict, reject or cancel, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder's financial intermediary or in any omnibus-type account. Transactions placed in violation of the Funds' market timing policy are not necessarily deemed accepted by the Funds and may be cancelled or revoked by the Funds on the next business day following receipt by the Funds.

However, sales of Fund shares back to each Fund or redemptions will continue to be permitted in accordance with the terms of the Funds' current Prospectus. This may result in an undesirable situation where a shareholder with an account closed to new purchases could be faced with a costly redemption of fund shares if, for example, these shares have declined in value, the shareholder recently paid a front-end sales charge or the shares are subject to a CDSC, or the sale results in adverse tax consequences to the shareholder. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of fund shares and avoid frequent trading in fund shares.

The Funds reserve the right to modify this policy, including any monitoring procedures and the procedures to close accounts to new purchases established from time to time to effectuate this policy, at any time without notice. Though the implementation of this policy involves judgments that are inherently subjective and involves some selectivity in their application, we seek to make judgments and applications that are consistent with the interests of the Funds' shareholders. While we will seek to take actions that will detect market timing, we cannot represent that such trading activity can be completely eliminated.

The Funds' market timing policy reserves the right but does not require the Funds to take action in response to frequent trading activity. The Funds therefore could elect to take no action, and as a result, frequent trading and market timing activity could continue.

RISKS OF MARKET TIMING By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of each Fund's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Fund's shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, the Fund may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, the Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect the Fund's performance.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time the a fund calculates its NAV at 4:00 p.m. Eastern Time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price. Any fund that invests in securities that are, among other things, thinly-traded, traded infrequently, or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology and other specific industry sector securities, and in certain fixed-income securities, such as high-yield bonds, asset-backed securities or municipal bonds.

TRANSACTION MONITORING PROCEDURES The Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in fund shares. This monitoring process involves several factors, which includes scrutinizing transactions in fund shares for transactions in violation of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Fund may consider trading activity in multiple accounts under common ownership, control or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. These procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances, such as for certain retirement plans, to conform to plan exchange limits or U.S. Department of Labor regulations, or for certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain brokers/ dealers, and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Fund seeks to apply its monitoring procedures to these omnibus account arrangements and to the individual participant level in such accounts. In efforts to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account.

LIMITATIONS ON ABILITY TO DETECT AND CURTAIL MARKET TIMING Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Fund and its agents to detect market timing in fund shares, there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect market timing in fund shares attributable to a particular investor who effects purchase and/or exchange activity in fund shares through omnibus accounts. Also, multiple tiers of these entities may exist, each utilizing an omnibus account arrangement, which may further compound the difficulty of detecting excessive or short duration trading activity in fund shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund expects to declare all its net investment income, if any, daily and distribute to shareholders as dividends monthly. Each Fund will also distribute net capital gains, if any, annually. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, a Fund may declare special year-end dividend and capital gains distributions during November and December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 1, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

The tax status of your dividends from a Fund is the same whether you reinvest your dividends or receive them in cash.

Distributions from a Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains are generally taxable as ordinary income. The tax rate on capital gains is less than the tax rate on ordinary income. The distributions from net investment income are expected to be exempt from federal income tax, although there is no assurance that it will.

You also may be subject to state and local taxes on distributions. Tax laws are subject to change, so we urge you to consult your tax advisor about your particular tax situation and how it might be affected by the current tax law.

Dividends paid by a Fund are generally expected to be exempt from federal income tax. However, they must be included in the tax base for determining how much of a shareholder's Social Security benefits, if any, are subject to federal income tax. Shareholders are required to disclose tax-exempt interest received from the Funds on their federal income tax returns.

If you fail to furnish your social security or other tax identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so.

A sale or redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. Any capital loss arising from the sale or redemption of shares held for six months or less will be treated as long-term capital loss to the extent of the amount of capital gain dividends received on such shares.

Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Fund.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year as well as all redemptions and exchanges.

The following discussion relates to certain state tax consequences of investing in each of the Funds described in this Prospectus. The information is current as of the date of this Prospectus. Distributions from the Funds including exempt-interest dividends and capital gains distributions may be subject to tax in states other than the one cited in each Fund's name. We do not intend this information to replace careful tax planning and we encourage you to consult your tax advisor regarding your own tax situation.

ARIZONA STATE TAXATION
You may exclude any exempt interest dividends paid to you by the Arizona Tax-Free Funds from your Arizona taxable income if they can be excluded from your gross income for federal income tax purposes and if they are derived from interest on:

   [X] obligations of the State of Arizona and its political subdivisions; or
   [X] qualifying obligations of United States territories and possessions that are exempt from state taxation under federal law.

You may exclude dividends derived from interest on these securities to the same extent as if you held these securities directly rather than investing in them through a mutual fund.

CALIFORNIA STATE TAXATION
You may exclude dividends paid to you by the California Tax-Free Funds from your taxable income for purposes of the California personal income tax, if:

   [X] you are an individual; and
   [X] your Fund properly identifies the dividends as California exempt interest dividends in a written notice mailed to you.

The portion of each California Tax-Free Fund's dividends that are designated as California exempt interest dividends may not exceed the amount of interest (minus certain non-deductible expenses) each Fund receives, during its taxable year, on obligations that pay tax-exempt interest if held by an individual.

Each California Tax-Free Fund may designate dividends as exempt from California income tax, only if:

   [X] it qualifies as a regulated investment company under the Internal Revenue
       Code; and
   [X] at the close of each quarter of its taxable year, at least 50 percent of the value of its total assets consists of obligations the interest on which is exempt from taxation by the State of California when held by an individual.

Shareholders subject to the California Corporation Tax Law may have to pay California tax on any distributions, including California exempt interest dividends that are paid by each California Tax-Free Fund.

COLORADO STATE TAXATION
You may exclude any exempt interest dividends paid to you by the Tax-Free Colorado Fund from your Colorado taxable income if they can be excluded from your gross income for federal income tax purposes and if they are attributable to interest on:

   [X] obligations of the State of Colorado or its political subdivisions which are issued on or after May 1, 1980;
   [X] obligations of the State of Colorado or its political subdivisions which were issued before May 1, 1980, to the extent that such interest is specifically exempt from income taxation under the Colorado state laws authorizing the issuance of such obligations; and
   [X] qualifying obligations of United States territories and possessions that are exempt from state taxation under federal law.

FLORIDA STATE TAXATION
Florida does not currently impose an income tax on individuals. Florida does, however, impose a tax on intangible personal property held by individuals as of the first day of each calendar year. Under interpretations promulgated by the Florida Department of Revenue, shares in the Florida Tax-Free Funds are not subject to the intangible property tax so long as, on the last business day of preceding calendar year, at least 90% of the net asset value of the assets of the Florida Tax-Free Funds consist of:

   [X] qualifying obligations of the United States and U.S. territories and possessions that are exempt from state taxation under federal law; or

   [X] obligations of the State of Florida and its municipalities, counties and other taxing districts; or
   [X] other assets exempt from the Florida intangible property tax.

If more than 10% of the net asset value of the assets of the Florida Tax-Free Funds consists of any other types of assets that are not exempt from the Florida intangible property tax on that date, then the entire value of the shares in the Florida Tax-Free Funds is subject to the intangible property tax (except that the portion attributable to U.S. government obligations may be exempt from the tax). If the Funds were to invest in non-exempt securities, each Tax-Free Florida Fund may have to sell non-exempt assets held in its portfolio during the year and reinvest the proceeds in exempt assets prior to December 31. If the Funds were to do so, transaction costs involved in repositioning the portfolio's assets would likely reduce each Fund's investment return and might, in extraordinary circumstances, eliminate any investment gains the Fund had achieved by investing in non-exempt assets during the year.

Florida does impose an income tax on corporations and certain other entities; distributions from the Florida Tax-Free Funds may be subject to this income tax.

IDAHO STATE TAXATION
According to a ruling which Tax-Free Idaho Fund received from the Idaho Department of Revenue, dated December 13, 1994, any exempt interest dividends paid to you by the Tax-Free Idaho Fund are not subject to either the Idaho personal income tax or the Idaho corporate income tax as long as the dividends are attributable to:

   [X] interest earned on bonds issued by the State of Idaho, its cities and political subdivisions; or
   [X] interest earned on qualifying obligations of the U.S. government or its territories and possessions that are exempt from state taxation under federal law.

MINNESOTA STATE TAXATION
Individuals, estates and trusts may exclude the portion of exempt interest dividends that is excluded from gross income for federal income tax purposes and that is derived from interest income on Minnesota tax-exempt obligations from their Minnesota taxable net income as long as the following condition is met:

   [X] interest income from Minnesota tax-exempt obligations must represent 95% of the total exempt interest dividends paid to shareholders by the Fund.

Exempt interest dividends that are excluded from Minnesota taxable net income but that are subject to the federal alternative minimum tax, are also subject to the Minnesota alternative minimum tax on individuals, estates and trusts. Corporations that receive distributions from the Minnesota Funds, including exempt interest dividends, may be subject to the Minnesota income tax imposed on corporations.

MISSOURI STATE TAXATION
Individuals, trusts, estates and certain corporations may exclude any exempt interest dividends paid by the Tax-Free Missouri Insured Fund from their taxable income for Missouri income tax purposes if the dividends can be excluded from gross income for federal income tax purposes and if the dividends are attributable to interest on:

   [X] obligations of the State of Missouri or any of its political subdivisions or authorities; or
   [X] qualifying obligations of possessions of the United States that are exempt from state taxation under federal law.

Tax-Free Missouri Insured Fund must identify the source of such dividends in an annual notice mailed to shareholders.

Distributions from the Tax-Free Missouri Insured Fund, including exempt interest dividends, may be subject to the franchise taxes imposed on banking institutions, credit institutions, credit unions and savings and loan associations when received by shareholders subject to such taxes.

NEW YORK STATE AND CITY TAXATION
You may exclude any exempt interest dividends paid to you by the Tax-Free New York Fund from your taxable income for purposes of the New York state income taxes and the New York City income tax on resident individuals, estates and trusts, if they can be excluded from your gross income for federal income tax purposes and if they are attributable to interest on:

   [X] obligations of the State of New York or its political subdivisions;
   [X] qualifying obligations of possessions of the United States that are exempt from state taxation under federal law.

Dividends from the Tax-Free New York Fund, including exempt interest dividends, may be taken into account in determining the New York State and New York City income and franchise taxes on business corporations, banking corporations and insurance companies when paid to shareholders subject to such taxes.

OREGON STATE TAXATION
You may exclude any exempt interest dividends paid to you by the Tax-Free Oregon Insured Fund from your taxable income for purposes of the income tax imposed by the State of Oregon on individuals, if the dividends can be excluded from gross income for federal income tax purposes and if they are attributable to interest on:

   [X] obligations of the State of Oregon or its political subdivisions; or
   [X] qualifying obligations of possessions of the United States that are exempt from state taxation under federal law.

Distributions from the Tax-Free Oregon Insured Fund, including exempt interest dividends, may be subject to the Oregon Corporate Excise Tax or Corporate Income Tax when paid to shareholders subject to such taxes.

FUND COMPANIES
The Funds are separate series of the investment companies shown below.

   VOYAGEUR INSURED FUNDS
   Delaware Tax-Free Arizona Insured Fund
   Delaware Tax-Free Minnesota Insured Fund

   VOYAGEUR INTERMEDIATE TAX FREE FUNDS
   Delaware Tax-Free Minnesota Intermediate Fund

   VOYAGEUR INVESTMENT TRUST
   Delaware Tax-Free Florida Insured Fund
   Delaware Tax-Free Missouri Insured Fund
   Delaware Tax-Free Oregon Insured Fund

   VOYAGEUR MUTUAL FUNDS
   Delaware Minnesota High-Yield Municipal Bond Fund
   Delaware Tax-Free California Fund
   Delaware Tax-Free Idaho Fund
   Delaware Tax-Free New York Fund

   VOYAGEUR MUTUAL FUNDS II
   Delaware Tax-Free Colorado Fund

   VOYAGEUR TAX FREE FUNDS
   Delaware Tax-Free Minnesota Fund

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLES are intended to help you understand the Funds' financial performance. All "per share" information reflects financial results for a single Fund share. The information has been audited by _____________, whose reports, along with the Funds' financial statements, are included in the Funds' annual reports, which are available upon request by calling 800 523-1918.

HOW TO READ THE FINANCIAL HIGHLIGHTS

NET INVESTMENT INCOME
Net investment income includes dividend and interest income earned from a fund's securities; it is after expenses have been deducted.

NET REALIZED AND UNREALIZED GAIN (LOSS)
A realized gain on investments occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions - Distributions from net realized gain on investments."

NET ASSET VALUE (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

TOTAL RETURN
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights tables, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

NET ASSETS
Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.

RATIO OF EXPENSES TO AVERAGE NET ASSETS
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders and similar expenses.

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
We determine this ratio by dividing net investment income by average net assets.

PORTFOLIO TURNOVER
This figure tells you the amount of trading activity in a fund's portfolio. A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. High turnover can result in increased transaction cots and tax liability for investors and may affect a fund's performance.

                                 INCOME (LOSS) FROM
                                     INVESTMENT                                LESS DIVIDENDS AND
                                     OPERATIONS                                   DISTRIBUTIONS
                     ------------------------------------------      ---------------------------------------







                                                        NET
                                                      REALIZED                       DISTRI-
                                                        AND                          BUTIONS
                                                     UNREALIZED       DIVIDENDS       FROM
                       NET                             GAIN             FROM           NET             NET
                      ASSET             NET          (LOSS) ON          NET          REALIZED         ASSET
                      VALUE,           INVEST-         FROM            INVEST-       GAIN ON          VALUE,
                     BEGINNING          MENT          INVEST-           MENT         INVEST-          END OF        TOTAL
                     OF PERIOD         INCOME          MENTS           INCOME         MENTS           PERIOD      RETURN(1)
                     ---------         ------        ---------        ---------      --------         ------      ---------
DELAWARE TAX-FREE
ARIZONA INSURED FUND
Class A - 8/31/05       $____            ____            ____            ____            ____          $____         ____%
Class A - 8/31/04      11.160           0.469           0.308         (0.469)         (0.058)         11.410         7.09%
Class A - 8/31/03      11.530           0.502         (0.253)         (0.502)         (0.117)         11.160         2.17%(2)
Class A - 8/31/02(3)   11.500           0.510           0.100         (0.510)         (0.070)         11.530         5.54%
Class A - 8/31/01      11.040           0.521           0.460         (0.521)             ---         11.500         9.12%(2)

Class B - 8/31/05       $____            ____            ____            ____            ____          $____         ____%
Class B - 8/31/04      11.170           0.384           0.308         (0.384)         (0.058)         11.420         6.28%
Class B - 8/31/03      11.540           0.416         (0.253)         (0.416)         (0.117)         11.170         1.41%(2)
Class B - 8/31/02(3)   11.500           0.426           0.110         (0.426)         (0.070)         11.540         4.83%
Class B - 8/31/01      11.040           0.437           0.460         (0.437)             ---         11.500         8.31%(2)

Class C - 8/31/05       $____            ____            ____            ____            ____          $____         ____%
Class C - 8/31/04      11.180           0.384           0.308         (0.384)         (0.058)         11.430         6.27%
Class C - 8/31/03      11.550           0.415         (0.253)         (0.415)         (0.117)         11.180         1.40%
Class C - 8/31/02(3)   11.520           0.426           0.100         (0.426)         (0.070)         11.550         4.73%
Class C - 8/31/01      11.040           0.438           0.480         (0.438)             ---         11.520         8.50%(2)

DELAWARE TAX-FREE
CALIFORNIA FUND
Class A - 8/31/05       $____            ____            ____            ____            ____          $____         ____%
Class A - 8/31/04     $10.750           0.518           0.360         (0.518)             ---        $11.110         8.34%(2)
Class A - 8/31/03      11.010           0.537         (0.260)         (0.537)             ---         10.750         2.51%(2)
Class A - 8/31/02(3)   10.950           0.546           0.060         (0.546)             ---         11.010         5.77%(2)
Class A - 8/31/01      10.430           0.538           0.520         (0.538)             ---         10.950        10.43%(2)

Class B - 8/31/05       $____            ____            ____            ____            ____          $____         ____%
Class B - 8/31/04      10.790           0.436           0.370         (0.436)             ---         11.160         7.60%(2)
Class B - 8/31/03      11.050           0.453         (0.260)         (0.453)             ---         10.790         1.73%(2)
Class B - 8/31/02(3)   10.990           0.465           0.060         (0.465)             ---         11.050         4.95%(2)
Class B - 8/31/01      10.460           0.459           0.530         (0.459)             ---         10.990         9.58%(2)

Class C - 8/31/05       $____            ____            ____            ____            ____          $____         ____%
Class C - 8/31/04      10.760           0.436           0.370         (0.436)             ---         11.130         7.62%(2)
Class C - 8/31/03      11.020           0.454         (0.260)         (0.454)             ---         10.760         1.74%(2)
Class C - 8/31/02(3)   10.970           0.465           0.050         (0.465)             ---         11.020         4.86%(2)
Class C - 8/31/01      10.440           0.459           0.530         (0.459)             ---         10.970         9.70%(2)

                                                                          RATIO AND SUPPLEMENTAL DATA
                                           ---------------------------------------------------------------------------------------
                                                                                                     RATIO OF
                                                                                                       NET
                                                                                                      INVEST-
                                                                                                       MENT
                                                               RATIO OF                               INCOME
                                                               EXPENSES                                 TO
                                                                 TO                                   AVERAGE
                                                               AVERAGE            RATIO OF              NET
                                                              NET ASSETS            NET                ASSETS
                                                               PRIOR TO            INVEST-            PRIOR TO
                                           RATIO OF            EXPENSE              MENT              EXPENSE
                      NET ASSETS,          EXPENSES           LIMITATION           INCOME            LIMITATION
                        END OF               TO                  AND                TO                  AND
                        PERIOD             AVERAGE             EXPENSES            AVERAGE            EXPENSES
                         (000                NET                 PAID               NET                 PAID             PORTFOLIO
                       OMITTED)            ASSETS             INDIRECTLY           ASSETS            INDIRECTLY          TURNOVER
                      -----------          --------           ----------          --------           ----------          ---------
DELAWARE TAX-FREE
ARIZONA INSURED FUND
Class A - 8/31/05         $____              ____%               ____%              ____%               ____%              ____%
Class A - 8/31/04       122,436              0.90%               0.90%              4.14%               4.14%                19%
Class A - 8/31/03       129,683              0.86%               0.91%              4.37%               4.32%                29%
Class A - 8/31/02(3)    141,424              0.90%               0.90%              4.50%               4.50%                46%
Class A - 8/31/01       141,298              0.95%               0.97%              4.65%               4.63%                45%

Class B - 8/31/05         $____              ____%               ____%              ____%               ____%              ____%
Class B - 8/31/04        13,355              1.65%               1.65%              3.39%               3.39%                19%
Class B - 8/31/03        14,666              1.61%               1.66%              3.62%               3.57%                29%
Class B - 8/31/02(3)     13,678              1.65%               1.65%              3.75%               3.75%                46%
Class B - 8/31/01         8,864              1.70%               1.72%              3.90%               3.88%                45%

Class C - 8/31/05         $____              ____%               ____%              ____%               ____%              ____%
Class C - 8/31/04         6,651              1.65%               1.65%              3.39%               3.39%                19%
Class C - 8/31/03         8,544              1.61%               1.66%              3.62%               3.57%                29%
Class C - 8/31/02(3)      8,115              1.65%               1.65%              3.75%               3.75%                46%
Class C - 8/31/01         3,230              1.70%               1.72%              3.90%               3.88%                45%

DELAWARE TAX-FREE
CALIFORNIA FUND
Class A - 8/31/05         $____              ____%               ____%              ____%               ____%              ____%
Class A - 8/31/04       $24,797              0.50%               0.96%              4.72%               4.26%                48%
Class A - 8/31/03        22,169              0.50%               0.93%              4.84%               4.41%                56%
Class A - 8/31/02(3)     23,462              0.50%               0.97%              5.05%               4.58%                93%
Class A - 8/31/01        24,925              0.50%               0.99%              5.07%               4.58%               130%

Class B - 8/31/05         $____              ____%               ____%              ____%               ____%              ____%
Class B - 8/31/04        14,530              1.25%               1.71%              3.97%               3.51%                48%
Class B - 8/31/03        16,165              1.25%               1.68%              4.09%               3.66%                56%
Class B - 8/31/02(3)     15,105              1.25%               1.72%              4.30%               3.83%                93%
Class B - 8/31/01        14,792              1.25%               1.74%              4.32%               3.83%               130%

Class C - 8/31/05         $____              ____%               ____%              ____%               ____%              ____%
Class C - 8/31/04         5,595              1.25%               1.71%              3.97%               3.51%                48%
Class C - 8/31/03         7,013              1.25%               1.68%              4.09%               3.66%                56%
Class C - 8/31/02(3)      7,357              1.25%               1.72%              4.30%               3.83%                93%
Class C - 8/31/01         6,227              1.25%               1.74%              4.32%               3.83%               130%

                                 INCOME (LOSS) FROM
                                     INVESTMENT                                LESS DIVIDENDS AND
                                     OPERATIONS                                   DISTRIBUTIONS
                     ------------------------------------------      ---------------------------------------







                                                        NET
                                                      REALIZED                       DISTRI-
                                                        AND                          BUTIONS
                                                     UNREALIZED       DIVIDENDS       FROM
                       NET                             GAIN             FROM           NET             NET
                      ASSET             NET          (LOSS) ON          NET          REALIZED         ASSET
                      VALUE,           INVEST-         FROM            INVEST-       GAIN ON          VALUE,
                     BEGINNING          MENT          INVEST-           MENT         INVEST-          END OF         TOTAL
                     OF PERIOD         INCOME          MENTS           INCOME         MENTS           PERIOD       RETURN(1)
                     ---------         ------        ---------        ---------      --------         ------       ---------
DELAWARE TAX-FREE
COLORADO FUND
Class A - 8/31/05       $____            ____            ____            ____            ____          $____         ____%
Class A - 8/31/04      10.830           0.510           0.240         (0.510)             ---         11.070         7.04%
Class A - 8/31/03      11.080           0.527         (0.250)         (0.527)             ---         10.830         2.52%
Class A - 8/31/02(3)   11.120           0.532         (0.040)         (0.532)             ---         11.080         4.60%
Class A - 8/31/01      10.630           0.549           0.490         (0.549)             ---         11.120        10.05%

Class B - 8/31/05       $____            ____            ____            ____            ____          $____         ____%
Class B - 8/31/04      10.830           0.427           0.250         (0.427)             ---         11.080         6.34%
Class B - 8/31/03      11.090           0.444         (0.260)         (0.444)             ---         10.830         1.66%
Class B - 8/31/02(3)   11.120           0.450         (0.030)         (0.450)             ---         11.090         3.92%
Class B - 8/31/01      10.630           0.468           0.490         (0.468)             ---         11.120         9.24%

Class C - 8/31/05       $____            ____            ____            ____            ____          $____         ____%
Class C - 8/31/04      10.850           0.427           0.240         (0.427)             ---         11.090         6.23%
Class C - 8/31/03      11.100           0.444         (0.250)         (0.444)             ---         10.850         1.74%
Class C - 8/31/02(3)   11.130           0.450         (0.030)         (0.450)             ---         11.100         3.91%
Class C - 8/31/01      10.640           0.468           0.490         (0.468)             ---         11.130         9.23%

DELAWARE TAX-FREE
FLORIDA INSURED FUND
Class A - 8/31/05       $____            ____            ____            ____            ____          $____         ____%
Class A - 8/31/04      11.110           0.533           0.140         (0.533)             ---         11.250         6.15%(2)
Class A - 8/31/03      11.330           0.523         (0.220)         (0.523)             ---         11.110         2.68%(2)
Class A - 8/31/02(3)   11.230           0.532           0.100         (0.532)             ---         11.330         5.83%(2)
Class A - 8/31/01      10.770           0.527           0.460         (0.527)             ---         11.230         9.39%(2)

Class B - 8/31/05       $____            ____            ____            ____            ____          $____         ____%
Class B - 8/31/04      11.120           0.448           0.140         (0.448)             ---         11.260         5.36%(2)
Class B - 8/31/03      11.330           0.437         (0.210)         (0.437)             ---         11.120         2.00%(2)
Class B - 8/31/02(3)   11.230           0.445           0.100         (0.445)             ---         11.330         5.01%(2)
Class B - 8/31/01      10.770           0.443           0.460         (0.443)             ---         11.230         8.56%(2)

Class C - 8/31/05       $____            ____            ____            ____            ____          $____         ____%
Class C - 8/31/04      11.120           0.448           0.140         (0.448)             ---         11.260         5.36%(2)
Class C - 8/31/03      11.330           0.437         (0.210)         (0.437)             ---         11.120         2.00%(2)
Class C - 8/31/02(3)   11.240           0.447           0.090         (0.447)             ---         11.330         4.93%(2)
Class C - 8/31/01      10.780           0.443           0.460         (0.443)             ---         11.240         8.45%(2)

DELAWARE TAX-FREE
IDAHO FUND
Class A - 8/31/05       $____            ____            ____            ____            ____          $____         ____%
Class A - 8/31/04      11.140           0.478           0.353         (0.481)         (0.000)         11.490         7.58%
Class A - 8/31/03      11.320           0.497         (0.181)         (0.496)             ---         11.140         2.81%(2)
Class A - 8/31/02(3)   11.260           0.522           0.059         (0.521)             ---         11.320         5.36%(2)
Class A - 8/31/01      10.730           0.541           0.530         (0.541)             ---         11.260        10.24%(2)

Class B - 8/31/05       $____            ____            ____            ____            ____          $____         ____%
Class B - 8/31/04      11.130           0.393           0.353         (0.396)         (0.000)         11.480         6.79%
Class B - 8/31/03      11.310           0.412         (0.181)         (0.411)             ---         11.130         2.05%(2)
Class B - 8/31/02(3)   11.250           0.439           0.059         (0.438)             ---         11.310         4.58%(2)
Class B - 8/31/01      10.720           0.460           0.530         (0.460)             ---         11.250         9.43%(2)

Class C - 8/31/05       $____            ____            ____            ____            ____          $____         ____%
Class C - 8/31/04      11.130           0.393           0.362         (0.395)         (0.000)         11.490         6.87%
Class C - 8/31/03      11.310           0.413         (0.181)         (0.412)             ---         11.130         2.05%(2)
Class C - 8/31/02(3)   11.250           0.439           0.059         (0.438)             ---         11.310         4.57%(2)
Class C - 8/31/01      10.720           0.460           0.530         (0.460)             ---         11.250         9.43%(2)

                                                                          RATIO AND SUPPLEMENTAL DATA
                                           ---------------------------------------------------------------------------------------
                                                                                                     RATIO OF
                                                                                                       NET
                                                                                                      INVEST-
                                                                                                       MENT
                                                               RATIO OF                               INCOME
                                                               EXPENSES                                 TO
                                                                 TO                                   AVERAGE
                                                               AVERAGE            RATIO OF              NET
                                                              NET ASSETS            NET                ASSETS
                                                               PRIOR TO            INVEST-            PRIOR TO
                                           RATIO OF            EXPENSE              MENT              EXPENSE
                      NET ASSETS,          EXPENSES           LIMITATION           INCOME            LIMITATION
                        END OF               TO                  AND                TO                  AND
                        PERIOD             AVERAGE             EXPENSES            AVERAGE            EXPENSES
                         (000                NET                 PAID               NET                 PAID             PORTFOLIO
                       OMITTED)            ASSETS             INDIRECTLY           ASSETS            INDIRECTLY          TURNOVER
                      -----------          --------           ----------          --------           ----------          ---------
DELAWARE TAX-FREE
COLORADO FUND
Class A - 8/31/05         $____              ____%               ____%              ____%               ____%              ____%
Class A - 8/31/04       276,534              0.95%               0.95%              4.63%               4.63%                13%
Class A - 8/31/03       299,528              0.99%               0.99%              4.76%               4.76%                30%
Class A - 8/31/02(3)    314,695              0.95%               0.95%              4.86%               4.86%                36%
Class A - 8/31/01       318,550              1.00%               1.00%              5.09%               5.09%                64%

Class B - 8/31/05         $____              ____%               ____%              ____%               ____%              ____%
Class B - 8/31/04        12,411              1.70%               1.70%              3.88%               3.88%                13%
Class B - 8/31/03        13,108              1.74%               1.74%              4.01%               4.01%                30%
Class B - 8/31/02(3)     14,843              1.70%               1.70%              4.11%               4.11%                36%
Class B - 8/31/01        14,330              1.75%               1.75%              4.34%               4.34%                64%

Class C - 8/31/05         $____              ____%               ____%              ____%               ____%              ____%
Class C - 8/31/04         9,579              1.70%               1.70%              3.88%               3.88%                13%
Class C - 8/31/03         8,606              1.74%               1.74%              4.01%               4.01%                30%
Class C - 8/31/02(3)      8,074              1.70%               1.70%              4.11%               4.11%                36%
Class C - 8/31/01         5,617              1.75%               1.75%              4.34%               4.34%                64%

DELAWARE TAX-FREE
FLORIDA INSURED FUND
Class A - 8/31/05         $____              ____%               ____%              ____%               ____%              ____%
Class A - 8/31/04        87,591              0.90%               0.94%              4.72%               4.68%                 3%
Class A - 8/31/03        95,951              0.90%               0.94%              4.60%               4.56%                26%
Class A - 8/31/02(3)    105,773              0.90%               0.99%              4.80%               4.71%                46%
Class A - 8/31/01       107,365              0.90%               0.97%              4.81%               4.74%                12%

Class B - 8/31/05         $____              ____%               ____%              ____%               ____%              ____%
Class B - 8/31/04         5,002              1.65%               1.69%              3.97%               3.93%                 3%
Class B - 8/31/03         5,800              1.65%               1.69%              3.85%               3.81%                26%
Class B - 8/31/02(3)      5,223              1.65%               1.74%              4.05%               3.96%                46%
Class B - 8/31/01         5,014              1.65%               1.72%              4.06%               3.99%                12%

Class C - 8/31/05         $____              ____%               ____%              ____%               ____%              ____%
Class C - 8/31/04         1,088              1.65%               1.69%              3.97%               3.93%                 3%
Class C - 8/31/03           846              1.65%               1.69%              3.85%               3.81%                26%
Class C - 8/31/02(3)        560              1.65%               1.74%              4.05%               3.96%                46%
Class C - 8/31/01            53              1.65%               1.72%              4.06%               3.99%                12%

DELAWARE TAX-FREE
IDAHO FUND
Class A - 8/31/05         $____              ____%               ____%              ____%               ____%              ____%
Class A - 8/31/04        55,572              0.97%               0.97%              4.21%               4.21%                13%
Class A - 8/31/03        51,682              0.93%               1.00%              4.36%               4.29%                18%
Class A - 8/31/02(3)     45,108              1.00%               1.03%              4.69%               4.66%                11%
Class A - 8/31/01        38,228              1.00%               1.03%              4.94%               4.91%                14%

Class B - 8/31/05         $____              ____%               ____%              ____%               ____%              ____%
Class B - 8/31/04        13,044              1.72%               1.72%              3.46%               3.46%                13%
Class B - 8/31/03        16,801              1.68%               1.75%              3.61%               3.54%                18%
Class B - 8/31/02(3)     14,809              1.75%               1.78%              3.94%               3.91%                11%
Class B - 8/31/01        12,366              1.75%               1.78%              4.19%               4.16%                14%

Class C - 8/31/05         $____              ____%               ____%              ____%               ____%              ____%
Class C - 8/31/04        15,041              1.72%               1.72%              3.46%               3.46%                13%
Class C - 8/31/03        16,296              1.68%               1.75%              3.61%               3.54%                18%
Class C - 8/31/02(3)      9,829              1.75%               1.78%              3.94%               3.91%                11%
Class C - 8/31/01         4,931              1.75%               1.78%              4.19%               4.16%                14%

                                 INCOME (LOSS) FROM
                                     INVESTMENT                                LESS DIVIDENDS AND
                                     OPERATIONS                                   DISTRIBUTIONS
                     ------------------------------------------      ---------------------------------------







                                                        NET
                                                      REALIZED                       DISTRI-
                                                        AND                          BUTIONS
                                                     UNREALIZED       DIVIDENDS       FROM
                       NET                             GAIN             FROM           NET             NET
                      ASSET             NET          (LOSS) ON          NET          REALIZED         ASSET
                      VALUE,           INVEST-         FROM            INVEST-       GAIN ON          VALUE,
                     BEGINNING          MENT          INVEST-           MENT         INVEST-          END OF        TOTAL
                     OF PERIOD         INCOME          MENTS           INCOME         MENTS           PERIOD      RETURN(1)
                     ---------         ------        ---------        ---------      --------         ------      ---------
DELAWARE TAX-FREE
MINNESOTA FUND
Class A - 8/31/05       $____            ____            ____            ____            ____          $____         ____%
Class A - 8/31/04      12.450           0.590           0.348         (0.600)         (0.168)         12.620         7.72%
Class A - 8/31/03      12.610           0.622         (0.148)         (0.625)         (0.009)         12.450         3.80%
Class A - 8/31/02(3)   12.570           0.634           0.037         (0.631)             ---         12.610         5.54%
Class A - 8/31/01      12.120           0.615           0.450         (0.615)             ---         12.570         9.02%

Class B - 8/31/05       $____            ____            ____            ____            ____          $____         ____%
Class B - 8/31/04      12.460           0.496           0.348         (0.506)         (0.168)         12.630         6.91%
Class B - 8/31/03      12.620           0.529         (0.150)         (0.530)         (0.009)         12.460         3.02%
Class B - 8/31/02(3)   12.580           0.540           0.037         (0.537)             ---         12.620         4.75%
Class B - 8/31/01      12.120           0.523           0.460         (0.523)             ---         12.580         8.29%

Class C - 8/31/05       $____            ____            ____            ____            ____          $____         ____%
Class C - 8/31/04      12.480           0.495           0.348         (0.505)         (0.168)         12.650         6.90%
Class C - 8/31/03      12.640           0.529         (0.151)         (0.529)         (0.009)         12.480         3.01%
Class C - 8/31/02(3)   12.590           0.540           0.047         (0.537)             ---         12.640         4.82%
Class C - 8/31/01      12.140           0.523           0.450         (0.523)             ---         12.590         8.20%

DELAWARE TAX-FREE
MINNESOTA INSURED FUND
Class A - 8/31/05       $____            ____            ____            ____            ____          $____         ____%
Class A - 8/31/04      10.740           0.479           0.282         (0.481)             ---         11.020         7.20%
Class A - 8/31/03      10.940           0.498         (0.197)         (0.501)             ---         10.740         2.75%
Class A - 8/31/02(3)   10.900           0.514           0.038         (0.512)             ---         10.940         5.25%(2)
Class A - 8/31/01      10.480           0.514           0.421         (0.515)             ---         10.900         9.14%

Class B - 8/31/05       $____            ____            ____            ____            ____          $____         ____%
Class B - 8/31/04      10.730           0.397           0.282         (0.399)             ---         11.010         6.41%
Class B - 8/31/03      10.940           0.415         (0.207)         (0.418)             ---         10.730         1.89%
Class B - 8/31/02(3)   10.890           0.433           0.048         (0.431)             ---         10.940         4.56%(2)
Class B - 8/31/01      10.470           0.434           0.422         (0.436)             ---         10.890         8.34%

Class C - 8/31/05       $____            ____            ____            ____            ____          $____         ____%
Class C - 8/31/04      10.750           0.396           0.282         (0.398)             ---         11.030         6.39%
Class C - 8/31/03      10.950           0.414         (0.197)         (0.417)             ---         10.750         1.97%
Class C - 8/31/02(3)   10.910           0.433           0.038         (0.431)             ---         10.950         4.46%(2)
Class C - 8/31/01      10.480           0.434           0.432         (0.436)             ---         10.910         8.42%

DELAWARE TAX-FREE
MINNESOTA INTERMEDIATE FUND
Class A - 8/31/05       $____            ____            ____            ____            ____          $____         ____%
Class A - 8/31/04      10.630           0.444           0.260         (0.444)             ---         10.890         6.73%(2)
Class A - 8/31/03      10.720           0.469         (0.088)         (0.471)             ---         10.630         3.59%(2)
Class A - 8/31/02(3)   10.580           0.512           0.138         (0.510)             ---         10.720         6.34%
Class A - 8/31/01      10.350           0.526           0.230         (0.526)             ---         10.580         7.50%(2)

Class B - 8/31/05       $____            ____            ____            ____            ____          $____         ____%
Class B - 8/31/04      10.650           0.352           0.270         (0.352)             ---         10.920         5.91%(2)
Class B - 8/31/03      10.740           0.377         (0.088)         (0.379)             ---         10.650         2.70%(2)
Class B - 8/31/02(3)   10.600           0.423           0.137         (0.420)             ---         10.740         5.43%
Class B - 8/31/01      10.370           0.438           0.232         (0.440)             ---         10.600         6.59%(2)

Class C - 8/31/05       $____            ____            ____            ____            ____          $____         ____%
Class C - 8/31/04      10.640           0.352           0.270         (0.352)             ---         10.910         5.91%(2)
Class C - 8/31/03      10.730           0.377         (0.088)         (0.379)             ---         10.640         2.71%(2)
Class C - 8/31/02(3)   10.590           0.423           0.137         (0.420)             ---         10.730         5.44%
Class C - 8/31/01      10.360           0.437           0.233         (0.440)             ---         10.590         6.59%(2)

                                                                          RATIO AND SUPPLEMENTAL DATA
                                           ---------------------------------------------------------------------------------------
                                                                                                     RATIO OF
                                                                                                       NET
                                                                                                      INVEST-
                                                                                                       MENT
                                                               RATIO OF                               INCOME
                                                               EXPENSES                                 TO
                                                                 TO                                   AVERAGE
                                                               AVERAGE            RATIO OF              NET
                                                              NET ASSETS            NET                ASSETS
                                                               PRIOR TO            INVEST-            PRIOR TO
                                           RATIO OF            EXPENSE              MENT              EXPENSE
                      NET ASSETS,          EXPENSES           LIMITATION           INCOME            LIMITATION
                        END OF               TO                  AND                TO                  AND
                        PERIOD             AVERAGE             EXPENSES            AVERAGE            EXPENSES
                         (000                NET                 PAID               NET                 PAID             PORTFOLIO
                       OMITTED)            ASSETS             INDIRECTLY           ASSETS            INDIRECTLY          TURNOVER
                      -----------          --------           ----------          --------           ----------          ---------
DELAWARE TAX-FREE
MINNESOTA FUND
Class A - 8/31/05         $____              ____%               ____%              ____%               ____%              ____%
Class A - 8/31/04       348,000              0.94%               0.94%              4.68%               4.68%                25%
Class A - 8/31/03       340,029              0.97%               0.97%              4.90%               4.90%                27%
Class A - 8/31/02(3)    356,522              0.98%               0.98%              5.11%               5.11%                13%
Class A - 8/31/01       363,033              1.00%               1.00%              5.00%               5.00%                10%

Class B - 8/31/05         $____              ____%               ____%              ____%               ____%              ____%
Class B - 8/31/04        14,588              1.69%               1.69%              3.93%               3.93%                25%
Class B - 8/31/03        16,394              1.72%               1.72%              4.15%               4.15%                27%
Class B - 8/31/02(3)     17,043              1.73%               1.73%              4.36%               4.36%                13%
Class B - 8/31/01        15,927              1.75%               1.75%              4.25%               4.25%                10%

Class C - 8/31/05         $____              ____%               ____%              ____%               ____%              ____%
Class C - 8/31/04        10,811              1.69%               1.69%              3.93%               3.93%                25%
Class C - 8/31/03        10,161              1.72%               1.72%              4.15%               4.15%                27%
Class C - 8/31/02(3)      7,682              1.73%               1.73%              4.36%               4.36%                13%
Class C - 8/31/01         6,042              1.75%               1.75%              4.25%               4.25%                10%

DELAWARE TAX-FREE
MINNESOTA INSURED FUND
Class A - 8/31/05         $____              ____%               ____%              ____%               ____%              ____%
Class A - 8/31/04       227,018              0.89%               0.89%              4.37%               4.37%                15%
Class A - 8/31/03       231,738              0.93%               0.93%              4.52%               4.52%                30%
Class A - 8/31/02(3)    239,763              0.96%               0.96%              4.78%               4.78%                15%
Class A - 8/31/01       242,716              0.90%               0.90%              4.82%               4.82%                 7%

Class B - 8/31/05         $____              ____%               ____%              ____%               ____%              ____%
Class B - 8/31/04        14,317              1.64%               1.64%              3.62%               3.62%                15%
Class B - 8/31/03        15,647              1.68%               1.68%              3.77%               3.77%                30%
Class B - 8/31/02(3)     14,341              1.71%               1.71%              4.03%               4.03%                15%
Class B - 8/31/01        12,732              1.65%               1.65%              4.07%               4.07%                 7%

Class C - 8/31/05         $____              ____%               ____%              ____%               ____%              ____%
Class C - 8/31/04        12,028              1.64%               1.64%              3.62%               3.62%                15%
Class C - 8/31/03        11,966              1.68%               1.68%              3.77%               3.77%                30%
Class C - 8/31/02(3)      6,083              1.71%               1.71%              4.03%               4.03%                15%
Class C - 8/31/01         4,265              1.65%               1.65%              4.07%               4.07%                 7%

DELAWARE TAX-FREE
MINNESOTA INTERMEDIATE FUND
Class A - 8/31/05         $____              ____%               ____%              ____%               ____%              ____%
Class A - 8/31/04        57,012              0.84%               0.95%              4.10%               3.99%                30%
Class A - 8/31/03        57,635              0.86%               0.96%              4.32%               4.22%                23%
Class A - 8/31/02(3)     51,034              0.85%               0.85%              4.86%               4.86%                35%
Class A - 8/31/01        49,089              0.90%               0.93%              5.04%               5.01%                24%

Class B - 8/31/05         $____              ____%               ____%              ____%               ____%              ____%
Class B - 8/31/04         3,224              1.69%               1.70%              3.25%               3.24%                30%
Class B - 8/31/03         4,002              1.71%               1.73%              3.47%               3.45%                23%
Class B - 8/31/02(3)      2,852              1.70%               1.70%              4.01%               4.01%                35%
Class B - 8/31/01         2,443              1.75%               1.78%              4.19%               4.16%                24%

Class C - 8/31/05         $____              ____%               ____%              ____%               ____%              ____%
Class C - 8/31/04         7,188              1.69%               1.70%              3.25%               3.24%                30%
Class C - 8/31/03         6,544              1.71%               1.73%              3.47%               3.45%                23%
Class C - 8/31/02(3)      4,887              1.70%               1.70%              4.01%               4.01%                35%
Class C - 8/31/01         3,059              1.75%               1.78%              4.19%               4.16%                24%

                                 INCOME (LOSS) FROM
                                     INVESTMENT                                LESS DIVIDENDS AND
                                     OPERATIONS                                   DISTRIBUTIONS
                     ------------------------------------------      ---------------------------------------







                                                        NET
                                                      REALIZED                       DISTRI-
                                                        AND                          BUTIONS
                                                     UNREALIZED       DIVIDENDS       FROM
                       NET                             GAIN             FROM           NET             NET
                      ASSET             NET          (LOSS) ON          NET          REALIZED         ASSET
                      VALUE,           INVEST-         FROM            INVEST-       GAIN ON          VALUE,
                     BEGINNING          MENT          INVEST-           MENT         INVEST-          END OF          TOTAL
                     OF PERIOD         INCOME          MENTS           INCOME         MENTS           PERIOD        RETURN(1)
                     ---------         ------        ---------        ---------      --------         ------        ---------
DELAWARE MINNESOTA HIGH-
YIELD MUNICIPAL BOND FUND
Class A - 8/31/05       $____            ____            ____            ____            ____          $____         ____%
Class A - 8/31/04       9.910           0.512           0.328         (0.510)             ---         10.240         8.65%(2)
Class A - 8/31/03       9.950           0.550         (0.043)         (0.560)             ---          9.910         5.33%(2)
Class A - 8/31/02(3)    9.900           0.586           0.056         (0.592)             ---          9.950         6.74%(2)
Class A - 8/31/01       9.650           0.581           0.243         (0.574)             ---          9.900         8.84%(2)
Class A - 8/31/00      10.210           0.576         (0.564)         (0.572)             ---          9.650         0.32%(2)

Class B - 8/31/05       $____            ____            ____            ____            ____          $____         ____%
Class B - 8/31/04       9.930           0.435           0.318         (0.433)             ---         10.250         7.71%(2)
Class B - 8/31/03       9.970           0.475         (0.043)         (0.485)             ---          9.930         4.55%(2)
Class B - 8/31/02(3)    9.910           0.513           0.063         (0.516)             ---          9.970         6.03%(2)
Class B - 8/31/01       9.650           0.509           0.248         (0.497)             ---          9.910         8.09%(2)

Class C - 8/31/05       $____            ____            ____            ____            ____          $____         ____%
Class C - 8/31/04       9.930           0.435           0.318         (0.433)             ---         10.250         7.71%(2)
Class C - 8/31/03       9.970           0.475         (0.043)         (0.485)             ---          9.930         4.54%(2)
Class C - 8/31/02(3)    9.910           0.513           0.063         (0.516)             ---          9.970         6.03%(2)
Class C - 8/31/01       9.650           0.509           0.248         (0.497)             ---          9.910         8.09%(2)

DELAWARE TAX-FREE
MISSOURI INSURED FUND
Class A - 8/31/05       $____            ____            ____            ____            ____          $____         ____%
Class A - 8/31/04      10.640           0.464           0.065         (0.469)             ---         10.700       (5.06%)
Class A - 8/31/03      10.810           0.469         (0.172)         (0.467)             ---         10.640         2.75%
Class A - 8/31/02(3)   10.740           0.489           0.068         (0.487)             ---         10.810         5.38%
Class A - 8/31/01      10.340           0.497           0.400         (0.497)             ---         10.740         8.89%

Class B - 8/31/05       $____            ____            ____            ____            ____          $____         ____%
Class B - 8/31/04      10.640           0.385           0.054         (0.389)             ---         10.690         4.19%
Class B - 8/31/03      10.810           0.387         (0.172)         (0.385)             ---         10.640         1.99%
Class B - 8/31/02(3)   10.730           0.410           0.078         (0.408)             ---         10.810         4.70%
Class B - 8/31/01      10.340           0.418           0.390         (0.418)             ---         10.730         7.98%

Class C - 8/31/05       $____            ____            ____            ____            ____          $____         ____%
Class C - 8/31/04      10.660           0.384           0.054         (0.388)             ---         10.710         4.17%
Class C - 8/31/03      10.820           0.387         (0.162)         (0.385)             ---         10.660         2.08%
Class C - 8/31/02(3)   10.740           0.410           0.078         (0.408)             ---         10.820         4.68%
Class C - 8/31/01      10.350           0.418           0.390         (0.418)             ---         10.740         7.97%

DELAWARE TAX-FEE
NEW YORK FUND
Class A - 8/31/05       $____            ____            ____            ____            ____          $____         ____%
Class A - 8/31/04      10.220           0.479           0.250         (0.479)             ---         10.470         7.26%(2)
Class A - 8/31/03      10.340           0.484         (0.120)         (0.484)             ---         10.220         3.56%(2)
Class A - 8/31/02(3)   10.350           0.503         (0.010)         (0.503)             ---         10.340         4.98%(2)
Class A - 8/31/01       9.820           0.523           0.530         (0.523)             ---         10.350        11.03%(2)

Class B - 8/31/05       $____            ____            ____            ____            ____          $____         ____%
Class B - 8/31/04      10.200           0.401           0.250         (0.401)             ---         10.450         6.47%(2)
Class B - 8/31/03      10.330           0.406         (0.130)         (0.406)             ---         10.200         2.69%(2)
Class B - 8/31/02(3)   10.330           0.426             ---         (0.426)             ---         10.330         4.30%(2)
Class B - 8/31/01       9.810           0.448           0.520         (0.448)             ---         10.330        10.12%(2)

Class C - 8/31/05       $____            ____            ____            ____            ____          $____         ____%
Class C - 8/31/04      10.200           0.401           0.250         (0.401)             ---         10.450         6.47%(2)
Class C - 8/31/03      10.320           0.406         (0.120)         (0.406)             ---         10.200         2.79%(2)
Class C - 8/31/02(3)   10.330           0.426         (0.010)         (0.426)             ---         10.320         4.20%(2)
Class C - 8/31/01       9.800           0.449           0.530         (0.449)             ---         10.330        10.23%(2)

                                                                          RATIO AND SUPPLEMENTAL DATA
                                           ---------------------------------------------------------------------------------------
                                                                                                     RATIO OF
                                                                                                       NET
                                                                                                      INVEST-
                                                                                                       MENT
                                                               RATIO OF                               INCOME
                                                               EXPENSES                                 TO
                                                                 TO                                   AVERAGE
                                                               AVERAGE            RATIO OF              NET
                                                              NET ASSETS            NET                ASSETS
                                                               PRIOR TO            INVEST-            PRIOR TO
                                           RATIO OF            EXPENSE              MENT              EXPENSE
                      NET ASSETS,          EXPENSES           LIMITATION           INCOME            LIMITATION
                        END OF               TO                  AND                TO                  AND
                        PERIOD             AVERAGE             EXPENSES            AVERAGE            EXPENSES
                         (000                NET                 PAID               NET                 PAID             PORTFOLIO
                       OMITTED)            ASSETS             INDIRECTLY           ASSETS            INDIRECTLY          TURNOVER
                      -----------          --------           ----------          --------           ----------          ---------
DELAWARE MINNESOTA HIGH
YIELD MUNICIPAL BOND FUND
Class A - 8/31/05         $____              ____%               ____%              ____%               ____%              ____%
Class A - 8/31/04        42,636              0.75%               1.00%              5.03%               4.78%                24%
Class A - 8/31/03        36,644              0.75%               1.04%              5.48%               5.19%                32%
Class A - 8/31/02(3)     34,867              0.75%               1.01%              5.98%               5.72%                33%
Class A - 8/31/01        34,615              0.75%               0.94%              6.01%               5.82%                13%
Class A - 8/31/00        35,689              0.75%               1.14%              5.99%               5.60%                 8%

Class B - 8/31/05         $____              ____%               ____%              ____%               ____%              ____%
Class B - 8/31/04        12,463              1.50%               1.75%              4.28%               4.03%                24%
Class B - 8/31/03        12,513              1.50%               1.79%              4.73%               4.44%                32%
Class B - 8/31/02(3)     13,379              1.50%               1.76%              5.23%               4.97%                33%
Class B - 8/31/01        12,932              1.50%               1.69%              5.26%               5.07%                13%

Class C - 8/31/05         $____              ____%               ____%              ____%               ____%              ____%
Class C - 8/31/04        11,435              1.50%               1.75%              4.28%               4.03%                24%
Class C - 8/31/03        10,754              1.50%               1.79%              4.73%               4.44%                32%
Class C - 8/31/02(3)      7,840              1.50%               1.76%              5.23%               4.97%                33%
Class C - 8/31/01         6,807              1.50%               1.69%              5.26%               5.07%                13%

DELAWARE TAX-FREE
MISSOURI INSURED FUND
Class A - 8/31/05         $____              ____%               ____%              ____%               ____%              ____%
Class A - 8/31/04        45,745              0.94%               0.94%              4.33%               4.33%                20%
Class A - 8/31/03        44,026              0.98%               0.98%              4.31%               4.31%                31%
Class A - 8/31/02(3)     42,610              0.97%               0.97%              4.61%               4.61%                23%
Class A - 8/31/01        40,349              0.95%               0.95%              4.74%               4.74%                14%

Class B - 8/31/05         $____              ____%               ____%              ____%               ____%              ____%
Class B - 8/31/04         4,903              1.69%               1.69%              3.58%               3.58%                20%
Class B - 8/31/03         7,406              1.73%               1.73%              3.56%               3.56%                31%
Class B - 8/31/02(3)      9,264              1.72%               1.72%              3.86%               3.86%                23%
Class B - 8/31/01         9,693              1.70%               1.70%              3.99%               3.99%                14%

Class C - 8/31/05         $____              ____%               ____%              ____%               ____%              ____%
Class C - 8/31/04         1,257              1.69%               1.69%              3.58%               3.58%                20%
Class C - 8/31/03         1,257              1.73%               1.73%              3.56%               3.56%                31%
Class C - 8/31/02(3)      1,241              1.72%               1.72%              3.86%               3.86%                23%
Class C - 8/31/01           626              1.70%               1.70%              3.99%               3.99%                14%

DELAWARE TAX-FEE
NEW YORK FUND
Class A - 8/31/05         $____              ____%               ____%              ____%               ____%              ____%
Class A - 8/31/04        11,523              0.50%               1.02%              4.60%               4.08%                26%
Class A - 8/31/03        11,436              0.50%               1.05%              4.65%               4.10%                64%
Class A - 8/31/02(3)      9,490              0.50%(5)            1.15%              4.98%               4.33%                43%
Class A - 8/31/01        10,169              0.50%               1.02%              5.23%               4.71%                27%

Class B - 8/31/05         $____              ____%               ____%              ____%               ____%              ____%
Class B - 8/31/04         2,858              1.25%               1.77%              3.85%               3.33%                26%
Class B - 8/31/03         3,238              1.25%               1.80%              3.90%               3.35%                64%
Class B - 8/31/02(3)      3,352              1.25%(5)            1.90%              4.23%               3.58%                43%
Class B - 8/31/01         2,507              1.25%               1.77%              4.48%               3.96%                27%

Class C - 8/31/05         $____              ____%               ____%              ____%               ____%              ____%
Class C - 8/31/04         2,329              1.25%               1.77%              3.85%               3.33%                26%
Class C - 8/31/03         2,828              1.25%               1.80%              3.90%               3.35%                64%
Class C - 8/31/02(3)      1,115              1.25%(5)            1.90%              4.23%               3.58%                43%
Class C - 8/31/01         1,206              1.25%               1.77%              4.48%               3.96%                27%

                                 INCOME (LOSS) FROM
                                     INVESTMENT                                LESS DIVIDENDS AND
                                     OPERATIONS                                   DISTRIBUTIONS
                     ------------------------------------------      ---------------------------------------







                                                        NET
                                                      REALIZED                       DISTRI-
                                                        AND                          BUTIONS
                                                     UNREALIZED       DIVIDENDS       FROM
                       NET                             GAIN             FROM           NET             NET
                      ASSET             NET          (LOSS) ON          NET          REALIZED         ASSET
                      VALUE,           INVEST-         FROM            INVEST-       GAIN ON          VALUE,
                     BEGINNING          MENT          INVEST-           MENT         INVEST-          END OF          TOTAL
                     OF PERIOD         INCOME          MENTS           INCOME         MENTS           PERIOD        RETURN(1)
                     ---------         ------        ---------        ---------      --------         ------        ---------
DELAWARE TAX-FREE
OREGON INSURED FUND
Class A - 8/31/05       $____            ____            ____            ____            ____          $____         ____%
Class A - 8/31/04      10.380           0.453           0.163         (0.456)             ---         10.540         6.04%(2)
Class A - 8/31/03      10.530           0.461         (0.151)         (0.460)             ---         10.380         2.97%(2)
Class A - 8/31/02(3)   10.450           0.467           0.079         (0.466)             ---         10.530         5.41%(2)
Class A - 8/31/01       9.910           0.465           0.540         (0.465)             ---         10.450        10.39%(2)

Class B - 8/31/05       $____            ____            ____            ____            ____          $____         ____%
Class B - 8/31/04      10.390           0.374           0.163         (0.377)             ---         10.550         5.24%(2)
Class B - 8/31/03      10.540           0.382         (0.151)         (0.381)             ---         10.390         2.20%(2)
Class B - 8/31/02(3)   10.450           0.390           0.089         (0.389)             ---         10.540         4.73%(2)
Class B - 8/31/01       9.910           0.389           0.540         (0.389)             ---         10.450         9.57%(2)

Class C - 8/31/05       $____            ____            ____            ____            ____          $____         ____%
Class C - 8/31/04      10.400           0.374           0.173         (0.377)             ---         10.570         5.33%(2)
Class C - 8/31/03      10.550           0.381         (0.151)         (0.380)             ---         10.400         2.19%(2)
Class C - 8/31/02(3)   10.470           0.389           0.079         (0.388)             ---         10.550         4.62%(2)
Class C - 8/31/01       9.920           0.388           0.550         (0.388)             ---         10.470         9.66%(2)


                                                                          RATIO AND SUPPLEMENTAL DATA
                                           ---------------------------------------------------------------------------------------
                                                                                                     RATIO OF
                                                                                                       NET
                                                                                                      INVEST-
                                                                                                       MENT
                                                               RATIO OF                               INCOME
                                                               EXPENSES                                 TO
                                                                 TO                                   AVERAGE
                                                               AVERAGE            RATIO OF              NET
                                                              NET ASSETS            NET                ASSETS
                                                               PRIOR TO            INVEST-            PRIOR TO
                                           RATIO OF            EXPENSE              MENT              EXPENSE
                      NET ASSETS,          EXPENSES           LIMITATION           INCOME            LIMITATION
                        END OF               TO                  AND                TO                  AND
                        PERIOD             AVERAGE             EXPENSES            AVERAGE            EXPENSES
                         (000                NET                 PAID               NET                 PAID             PORTFOLIO
                       OMITTED)            ASSETS             INDIRECTLY           ASSETS            INDIRECTLY          TURNOVER
                      -----------          --------           ----------          --------           ----------          ---------
DELAWARE TAX-FREE
OREGON INSURED FUND
Class A - 8/31/05         $____              ____%               ____%              ____%               ____%              ____%
Class A - 8/31/04        30,817              0.85%               0.90%              4.30%               4.25%                16%
Class A - 8/31/03        29,410              0.84%               0.96%              4.35%               4.23%                16%
Class A - 8/31/02(3)     25,082              0.85%               1.00%              4.52%               4.37%                20%
Class A - 8/31/01        22,973              0.85%               0.99%              4.59%               4.45%                28%

Class B - 8/31/05         $____              ____%               ____%              ____%               ____%              ____%
Class B - 8/31/04         7,878              1.60%               1.65%              3.55%               3.50%                16%
Class B - 8/31/03         8,750              1.59%               1.71%              3.60%               3.48%                16%
Class B - 8/31/02(3)      8,489              1.60%               1.75%              3.77%               3.62%                20%
Class B - 8/31/01         7,928              1.60%               1.74%              3.84%               3.70%                28%

Class C - 8/31/05         $____              ____%               ____%              ____%               ____%              ____%
Class C - 8/31/04         6,344              1.60%               1.65%              3.55%               3.50%                16%
Class C - 8/31/03         5,395              1.59%               1.71%              3.60%               3.48%                16%
Class C - 8/31/02(3)      3,253              1.60%               1.75%              3.77%               3.62%                20%
Class C - 8/31/01         1,820              1.60%               1.74%              3.84%               3.70%                28%

NOTES TO FINANCIAL HIGHLIGHTS

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(2) Total return reflects the expense limitations in effect for the Fund. Performance would have been lower had the expense limitations not been in effect.

(3) As required, effective September 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premium and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was as follows:

                                                                                Increase (Decrease)
                                                         -------------------------------------------------------------------
                                                                                 Net Realized and         Ratio of Net
                                                           Net Investment         Unrealized Gain     Investment Income to
                                                          Income per Share       (Loss) per Share      Average Net Assets
Delaware Tax-Free Arizona Fund                                  ---                     ---                     ---
Delaware Tax-Free Arizona Insured Fund                          ---                     ---                     ---
Delaware Tax-Free California Fund                               ---                     ---                     ---
Delaware Tax-Free California Insured Fund                       ---                     ---                     ---
Delaware Tax-Free Colorado Fund                                 ---                     ---                     ---
Delaware Tax-Free Florida Fund                                  ---                     ---                     ---
Delaware Tax-Free Florida Insured Fund                          ---                     ---                     ---
Delaware Tax-Free Idaho Fund                                   $0.001                 ($0.001)                 0.01%
Delaware Tax-Free Minnesota Fund                               $0.003                 ($0.003)                 0.03%
Delaware Tax-Free Minnesota Insured Fund                       $0.002                 ($0.002)                 0.02%
Delaware Tax-Free Minnesota Intermediate Fund                   ---                     ---                     ---
Delaware Minnesota High-Yield Municipal Bond Fund              $0.001                 ($0.001)                 0.01%
Delaware Tax-Free Missouri Insured Fund                        $0.002                 ($0.002)                 0.02%
Delaware Tax-Free New York Fund                                 ---                     ---                     ---
Delaware Tax-Free Oregon Insured Fund                          $0.001                 ($0.001)                 0.01%

Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(4) Ratio for the year ended August 31, 2002 including fee paid indirectly in accordance with Securities and Exchange Commission rules was 0.76%, 1.51% and 1.51% for Class A, Class B and Class C, respectively.

(5) Ratio for the years ended August 31, 2003 and 2002 including fee paid indirectly in accordance with Securities and Exchange Commission rules was 0.51%, 1.26% and 1.26% for Class A, Class B and Class C, respectively.

FUND SYMBOLS

                                                                    NASDAQ SYMBOLS                        CUSIP NUMBERS
                                                             ----------------------------      ------------------------------------
                                                             CLASS A   CLASS B    CLASS C       CLASS A       CLASS B      CLASS C
                                                             -------   -------    -------       -------       -------      -------
Delaware Tax-Free Arizona Insured Fund                        VAZIX     DVABX      DVACX       928916204     928928639    928916501
Delaware Tax-Free California Fund                             DVTAX     DVTFX      DVFTX       928928829     928928811    928928795
Delaware Tax-Free Colorado Fund                               VCTFX     DVBTX      DVCTX       928920107     928928787    92907R101
Delaware Tax-Free Florida Insured Fund                        VFLIX     DVDBX      -----       928921105     928921873    928928571
Delaware Tax-Free Idaho Fund                                  VIDAX     DVTIX      DVICX       928928704     928928746    928928803
Delaware Tax-Free Minnesota Fund                              DEFFX     DMOBX      DMOCX       928918101     928928696    928918408
Delaware Tax-Free Minnesota Insured Fund                      MNINX     DVMBX      DVMCX       928916105     928928563    928916600
Delaware Tax-Free Minnesota Intermediate Fund                 DXCCX     DVSBX      DVSCX       928930106     928928399    928930205
Delaware Minnesota High-Yield Municipal Bond Fund             DVMHX     DVMYX      DVMMX       928928316     928928290    928928282
Delaware Tax-Free Missouri Insured Fund                       VMOIX     DVTBX      DVTCX       928921402     928921865    928928555
Delaware Tax-Free New York Fund                               FTNYX     DVTNX      DVFNX       928928274     928928266    928928258
Delaware Tax-Free Oregon Insured Fund                         VORIX     DVYBX      DVYCX       928921808     928921840    928928548

GLOSSARY

HOW TO USE THIS GLOSSARY
This glossary includes definitions of investment terms, many of which are used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

ALTERNATIVE MINIMUM TAX
A federal tax designed to ensure that individuals and corporations with large incomes owe at least some income tax.

AMORTIZED COST
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is amortized equally over the time remaining until maturity.

AVERAGE MATURITY
An average of when the individual bonds and other debt securities held in a portfolio will mature.

BOND
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise. See Fixed-income securities.

BOND RATINGS
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical ratings organization.

CAPITAL
The amount of money you invest.

CAPITAL APPRECIATION
An increase in the value of an investment.

CAPITAL GAINS DISTRIBUTIONS
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

COMMISSION
The fee an investor pays to a financial advisor for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

COMPOUNDING
Earnings on an investment's previous earnings.

CONSUMER PRICE INDEX (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

CONTINGENT DEFERRED SALES CHARGE (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial advisor for advice and service, rather than an up-front commission.

CORPORATE BOND
A debt security issued by a corporation. See Bond.

DEPRECIATION
A decline in an investment's value.

DIVERSIFICATION
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

DIVIDEND DISTRIBUTION
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

DURATION
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

EXPENSE RATIO
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

FINANCIAL ADVISOR
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

FIXED-INCOME SECURITIES
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bond.

INFLATION
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

INVESTMENT GOAL
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

LEHMAN BROTHERS FIVE-YEAR MUNICIPAL BOND INDEX
Lehman Brothers Five-Year Municipal Bond Index is an index based on municipal bonds having an approximate maturity of 5 years.

LEHMAN BROTHERS MUNICIPAL BOND INDEX
The Lehman Brothers Municipal Bond Index is an index that includes approximately 15,000 bonds. To be included in the index, a municipal bond must meet the following criteria: a minimum credit rating of at least Baa; has been part of a deal of at least $50 million; has been issued within the last five years, and has a maturity of at least two years. Bonds subject to the alternative minimum tax re excluded. Bonds with floating or zero coupons are also excluded.

MANAGEMENT FEE
The amount paid by a mutual fund to the investment advisor for management services, expressed as an annual percentage of the fund's average daily net assets.

MARKET CAPITALIZATION
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

MATURITY
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

NASD REGULATION, INC. (NASDR(SM))
The independent subsidiary of the National Association of Securities Dealers, Inc. responsible for regulating the securities industry.

NATIONALLY RECOGNIZED STATISTICAL RATINGS ORGANIZATION (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service, Inc. (Moody's), Standard & Poor's (S&P) and Fitch, Inc. (Fitch).

NET ASSETS
Net assets, for the purposes of a fund's 80% investment policy, equal the total value of all assets in the fund's portfolio, minus any liabilities, plus the amount of borrowings for investment purposes, if any.

PRINCIPAL
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

PROSPECTUS
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

REDEEM
To cash in your shares by selling them back to the mutual fund.

RISK
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

SALES CHARGE
Charge on the purchase or redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate advisors for advice and service provided.

SEC (SECURITIES AND EXCHANGE COMMISSION)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

SHARE CLASSES
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

SIGNATURE GUARANTEE
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

STANDARD DEVIATION
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

TOTAL RETURN
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

UNIFORM GIFTS TO MINORS ACT AND UNIFORM TRANSFERS TO MINORS ACT
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

VOLATILITY
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

FIXED INCOME
FUNDS

Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the report period. You can find more detailed information about the Funds in the current Statement of Additional Information (SAI), which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. If you want a free copy of the SAI, the annual or semiannual report, or if you have any questions about investing in these Funds, you can write to us at 2005 Markets Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918. You may also obtain additional information about the Funds from your financial advisor.

You can find reports and other information about the Funds on the EDGAR Database on the SEC web site (http://www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Funds, including their SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 942-8090.

--------------------------------------------------------------------------------

WEB SITE
www.delawareinvestments.com

E-MAIL
service@delinvest.com

SHAREHOLDER SERVICE CENTER
800 523-1918
Call the Shareholder Service Center Monday to Friday, 8 a.m. to 7 p.m. Eastern
Time:
|_|  For fund information, literature, price, yield and performance figures.
|_| For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions and telephone exchanges.

DELAPHONE SERVICE
800 362-FUND (800 362-3863)
|_| For convenient access to account information or current performance information on all Delaware Investments funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Investment Company Act file numbers: 811-4977, 811-4364, 811-6411, 811-7742,
811-4989 and 811-3910




PR-319 [8/05] IVES 12/05

                                                                        ------------------------------------------------------------
Delaware Investments includes funds with a wide range of investment     DELAWARE INVESTMENTS MUNICIPAL TRUST
objectives.  Stock funds, income funds, national and state-specific     VOYAGEUR INSURED FUNDS
tax exempt funds, money market funds, global and international funds    VOYAGEUR INTERMEDIATE TAX FREE FUNDS
and closed-end funds give investors the ability to create a portfolio   VOYAGEUR MUTUAL FUNDS
that fits their personal financial goals.  For more information,        VOYAGEUR MUTUAL FUNDS II
shareholders of the Classes should contact their financial advisor or   VOYAGEUR TAX FREE FUNDS
call Delaware Investments at 800 523-1918.
                                                                        ------------------------------------------------------------

INVESTMENT MANAGER                                                      A CLASS
Delaware Management Company                                             B CLASS
2005 Market Street                                                      C CLASS
Philadelphia, PA 19103-7094
                                                                        ------------------------------------------------------------
NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
2005 Market Street
Philadelphia, PA 19103-7094

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
2005 Market Street                                                      PART B
Philadelphia, PA 19103-7094
                                                                        STATEMENT OF
LEGAL COUNSEL                                                           ADDITIONAL INFORMATION
Stradley, Ronon, Stevens & Young, LLP                                   ------------------------------------------------------------
2005 Market Street
Philadelphia, PA 19103-7094
                                                                        DECEMBER 30, 2005
INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
[__________________________]
2001 Market Street
Philadelphia, PA  19103-7055

CUSTODIAN
Mellon Bank, N.A.
One Mellon Center
Pittsburgh, PA  15258
                                                                                               Delaware
                                                                                               Investments(R)
                                                                                               -----------------------------------
                                                                                               A member of Lincoln Financial Group


                       STATEMENT OF ADDITIONAL INFORMATION
                                DECEMBER 30, 2005

                      DELAWARE INVESTMENTS MUNICIPAL TRUST
                      (FORMERLY VOYAGEUR INVESTMENT TRUST)
                             VOYAGEUR INSURED FUNDS
                      VOYAGEUR INTERMEDIATE TAX FREE FUNDS
                              VOYAGEUR MUTUAL FUNDS
                            VOYAGEUR MUTUAL FUNDS II
                             VOYAGEUR TAX FREE FUNDS

                 2005 MARKET STREET, PHILADELPHIA, PA 19103-7094

       FOR PROSPECTUS, PERFORMANCE AND INFORMATION ON EXISTING ACCOUNTS OF CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES: NATIONWIDE 800 523-1918

         DEALER SERVICES: (BROKER/DEALERS ONLY) NATIONWIDE 800 362-7500

         This Statement of Additional Information ("Part B") describes shares of each fund listed below (individually, a "Fund" and collectively, the "Funds"), which is a series of an open-end investment management company, commonly referred to as a mutual fund. This Part B supplements the information contained in the current Prospectus for the Funds dated December 30, 2005, as it may be amended from time to time. Part B should be read in conjunction with the Funds' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into the Prospectus. The Prospectus for the Funds may be obtained by writing or calling your investment dealer or by contacting the Funds' national distributor, Delaware Distributors, L.P. (the "Distributor"), 2005 Market Street, Philadelphia, PA 19103-7094. The Funds' financial statements, the notes relating thereto, the financial highlights and the report of independent registered public accounting firm are incorporated by reference from the Annual Reports into this Part B. The Annual Reports will accompany any request for Part B. The Annual Reports can be obtained, without charge, by calling 800 523-1918.

Delaware Tax-Free Arizona Insured Fund               Delaware Tax-Free Minnesota Insured Fund
Delaware Tax-Free California Fund                    Delaware Tax-Free Minnesota Intermediate Fund
Delaware Tax-Free Colorado Fund                      Delaware Minnesota High-Yield Municipal Bond Fund
Delaware Tax-Free Florida Insured Fund               Delaware Tax-Free Missouri Insured Fund
Delaware Tax-Free Idaho Fund                         Delaware Tax-Free New York Fund
Delaware Tax-Free Minnesota Fund                     Delaware Tax-Free Oregon Insured Fund

         Each Fund offers three retail classes of shares: "Class A Shares," "Class B Shares" and "Class C Shares" (individually, a "Class" and collectively, the "Classes"). This Part B describes each Fund and each Class, except where noted.

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                                                                 TABLE OF CONTENTS
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                                                          PAGE                                                             PAGE
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
COVER PAGE                                                        DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS AND POLICIES                              TAXES
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE                                                         INVESTMENT MANAGEMENT AGREEMENTS
------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE INFORMATION                                           OFFICERS AND TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
TRADING PRACTICES AND BROKERAGE                                   GENERAL INFORMATION
------------------------------------------------------------------------------------------------------------------------------------
PURCHASING SHARES                                                 FINANCIAL STATEMENTS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PLANS                                                  APPENDIX A - SPECIAL FACTORS AFFECTING THE FUNDS
------------------------------------------------------------------------------------------------------------------------------------
DETERMINING OFFERING PRICE AND NET ASSET VALUE                    APPENDIX B - DESCRIPTION OF RATINGS
------------------------------------------------------------------------------------------------------------------------------------
REDEMPTION AND EXCHANGE
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT RESTRICTIONS AND POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS
         The Funds have adopted certain investment restrictions set forth below which cannot be changed without approval by holders of a majority of the outstanding voting shares of a Fund. As defined in the Investment Company Act of 1940 (the "1940 Act"), this means the lesser of the vote of (1) 67% of the shares of a Fund at a meeting where more than 50% of the outstanding shares of a Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of a Fund.

         Each Fund may not:

         (1) Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.

         (2) Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

         (3) Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

         (4) Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (5) Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (6) Make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS
         In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus, each Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

         (1) The Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, the Fund may not operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

         (2) The Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

         The following investment restrictions are non-fundamental to Tax-Free Arizona Insured Fund, Tax-Free Colorado Fund, Tax-Free Minnesota Insured Fund, Tax-Free Minnesota Intermediate Fund, Tax-Free Minnesota Fund, Tax-Free Florida Insured Fund, Tax-Free Missouri Insured Fund and Tax-Free Oregon Insured Fund.

         These Funds will not:

         (1) Borrow money, except from banks for temporary or emergency purposes in an amount not exceeding 20% (10% for Tax-Free Colorado Fund) of the value of such Fund's total assets, including the amount borrowed. The Funds may not borrow for leverage purposes, and securities will not be purchased while borrowings are outstanding. Interest paid on any money borrowed will reduce such Fund's net income.

         (2) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of its total assets (taken at the lower of cost or current value) and then only to secure borrowings permitted by restriction (1) above.

         (3) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities.

         (4) Make short sales of securities or maintain a short position for the account of such Fund unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

         (5) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

         (6) Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate.

         (7) Purchase or sell commodities or commodity contracts (including futures contracts).

         (8) Make loans, except by purchase of debt obligations in which such Fund may invest consistent with its investment policies, and through repurchase agreements.

         (9) Invest in securities of any issuer if, to the knowledge of such Fund, officers and directors or trustees of such Fund or officers and directors or trustees of such Fund's investment advisor who beneficially own more than 1/2 of 1% of the securities of that issuer together own more than 5% of such securities.

         (10) Invest 25% or more of its assets in the securities of issuers in any single industry, except that the Funds may invest without limitation, in circumstances in which other appropriate available investments may be in limited supply, in housing, health care and utility obligations; provided that there shall be no limitation on the purchase of Tax Exempt Obligations and, for defensive purposes, obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. (Note: For purposes of this investment restriction, the Funds' investment advisor (the "Manager") interprets "Tax Exempt Obligations" to exclude limited obligation bonds payable only from revenues derived from facilities or projects within a single industry.)

         (11) Invest more than 15% of its net assets in illiquid investments.

         The following restrictions are non-fundamental to Tax-Free California Fund, Tax-Free Idaho Fund, Minnesota High-Yield Municipal Bond Fund ("Minnesota High-Yield Fund") and Tax-Free New York Fund.

         These Funds will not:

         (1) Borrow money (provided that such Fund may enter into reverse repurchase agreements and, with respect to Minnesota High-Yield Fund only, repurchase agreements may not exceed 10% of its total assets), except from banks for temporary or emergency purposes in an amount not exceeding 20% of the value of such Fund's total assets, including the amount borrowed. The Funds may not borrow for leverage purposes, provided that such Funds may enter into reverse repurchase agreements for such purposes, and securities will not be purchased while outstanding borrowings exceed 5% of the value of such Fund's total assets.

         (2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of portfolio investments, such Fund may be deemed to be an underwriter under federal securities laws.

         (3) Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate.

         (4) Make loans, except by purchase of debt obligations in which such Fund may invest consistent with its investment policies, and through repurchase agreements.

         (5) Except with respect to Minnesota High-Yield Fund, invest 25% or more of its assets in the securities of issuers in any single industry (except that it may invest without limitation, in circumstances in which other appropriate available investments may be in limited supply, in housing, health care, utility, transportation, education and/or industrial obligations); provided that there shall be no limitation on the purchase of Tax Exempt Obligations and, for defensive purposes, obligations issued or guaranteed by the
U. S. government, its agencies or instrumentalities. (Note: For purposes of this investment restriction, the Manager interprets "Tax Exempt Obligations" to exclude limited obligation bonds payable only from revenues derived from facilities or projects within a single industry.) Minnesota High-Yield Fund may not invest 25% or more of its total assets in the securities of any industry, although, for purposes of this limitation, tax-exempt securities and U.S. government obligations are not considered to be part of any industry.

         (6) Issue any senior securities (as defined in the 1940 Act), except as set forth in investment restriction number (1) above, and except to the extent that using options, futures contracts and options on futures contracts, purchasing or selling on a when-issued or forward commitment basis or using similar investment strategies may be deemed to constitute issuing a senior security.

         (7) Purchase or sell commodities or futures or options contracts with respect to physical commodities. This restriction shall not restrict such Fund from purchasing or selling, on a basis consistent with any restrictions contained in its then-current prospectus, any financial contracts or instruments which may be deemed commodities (including, by way of example and not by way of limitation, options, futures, and options on futures with respect, in each case, to interest rates, currencies, stock indices, bond indices or interest rate indices).

         The following non-fundamental investment restrictions apply to each Fund.

         None of the Funds will:

         (1) Invest more than 5% of its total assets in securities of any single investment company, nor more than 10% of its total assets in securities of two or more investment companies, except as part of a merger, consolidation or acquisition of assets.

         (2) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

         (3) With respect to Tax-Free California Fund, Tax-Free Idaho Fund, Minnesota High-Yield Fund and Tax-Free New York Fund, make short sales of securities or maintain a short position for the account of such Fund, unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

         (4) With respect to Minnesota High-Yield Fund, write puts if, as a result, more than 50% of such Fund's assets would be required to be segregated to cover such puts.

         Except for Minnesota High-Yield Fund's policy with respect to borrowing, any investment restriction or limitation which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or a utilization of assets and such excess results therefrom.

         The Funds' investment objectives and policies are described in the Prospectus. Certain additional investment information is provided below.

TAX EXEMPT OBLIGATIONS
         The term "Tax Exempt Obligations" refers to debt obligations issued by or on behalf of a state or territory or its agencies, instrumentalities, municipalities and political subdivisions, the interest payable on which is, in the opinion of bond counsel, excludable from gross income for purposes of federal income taxation (except, in certain instances, the alternative minimum tax, depending upon the shareholder's tax status) and with respect to the Funds, personal income tax of the state specified in a Fund's name, if any. Tax Exempt Obligations are generally issued to obtain funds for various public purposes, including the construction or improvement of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Tax Exempt Obligations may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, Tax Exempt Obligations may be issued by or on behalf of public bodies to obtain funds to provide for the construction, equipping, repair or improvement of housing facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities and certain local facilities for water supply, gas, electricity, sewage or solid waste disposal.

         Securities in which the Funds may invest, including Tax Exempt Obligations, are subject to the provisions of bankruptcy, insolvency, reorganization and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by the United States Congress or a state's legislature extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations within constitutional limitations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest on and principal of their Tax Exempt Obligations may be materially affected.

         From time to time, legislation has been introduced in the United States Congress for the purpose of restricting the availability of or eliminating the federal income tax exemption for interest on Tax Exempt Obligations, some of which have been enacted. Additional proposals may be introduced in the future which, if enacted, could affect the availability of Tax Exempt Obligations for investment by the Funds and the value of each Fund's portfolio. In such event, management of the Funds may discontinue the issuance of shares to new investors and may reevaluate each Fund's investment objective and policies and submit possible changes in the structure of each Fund for shareholder approval.

         To the extent that the ratings given by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P"), or Fitch, Inc. (formerly Fitch Investors Service, L.P.) ("Fitch") for Tax Exempt Obligations may change as a result of changes in such organizations or their rating systems, the Funds will attempt to use comparable ratings as standards for their investments in accordance with the investment policies contained in the Funds' Prospectus and this Part B. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the Tax Exempt Obligations which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings provide an initial criterion for selection of portfolio investments, the Manager will subject these securities to other evaluative criteria prior to investing in such securities.

         Each Fund may also acquire Derivative Tax Exempt Obligations, which are custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain Tax Exempt Obligations. The sponsor of these certificates or receipts typically purchases and deposits the securities in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Although under the terms of a custodial receipt, a Fund typically would be authorized to assert its rights directly against the issuer of the underlying obligation, a Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if a Fund had purchased a direct obligation of the issuer.

         In addition, in the event that the trust or custodial account in which the underlying security had been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, it would be subject to state (and with respect to Tax-Free New York Fund, potentially New York City) income tax (but not federal income tax) on the income it earned on the underlying security, and the yield on the security paid to such Fund and its shareholders would be reduced by the amount of taxes paid. Furthermore, amounts paid by the trust or custodial account to a Fund would lose their tax-exempt character and become taxable, for federal and state purposes, in the hands of such Fund and its shareholders. However, each Fund will only invest in custodial receipts which are accompanied by a tax opinion stating that interest payable on the receipts is tax exempt. If a Fund invests in custodial receipts, it is possible that a portion of the discount at which that Fund purchases the receipts might have to be accrued as taxable income during the period that such Fund holds the receipts.

         The principal and interest payments on the Tax Exempt Obligations underlying custodial receipts or trust certificates may be allocated in a number of ways. For example, payments may be allocated such that certain custodial receipts or trust certificates may have variable or floating interest rates and others may be stripped securities which pay only the principal or interest due on the underlying Tax Exempt Obligations. The Funds may also invest in custodial receipts or trust certificates which are "inverse floating obligations" (also sometimes referred to as "residual interest bonds"). These securities pay interest rates that vary inversely to changes in the interest rates of specified short-term Tax Exempt Obligations or an index of short-term Tax Exempt Obligations. Thus, as market interest rates increase, the interest rates on inverse floating obligations decrease. Conversely, as market rates decline, the interest rates on inverse floating obligations increase. Such securities have the effect of providing a degree of investment leverage, since the interest rates on such securities will generally change at a rate which is a multiple of the change in the interest rates of the specified Tax Exempt Obligations or index. As a result, the market values of inverse floating obligations will generally be more volatile than the market values of other Tax Exempt Obligations and investments in these types of obligations will increase the volatility of the net asset value of shares of the Funds.

         For each Fund, other than Minnesota High-Yield Fund, investments in Derivative Tax Exempt Obligations, when combined with investments in below investment grade rated securities, will not exceed 20% of each Fund's total assets.

FORWARD COMMITMENTS
         New issues of Tax Exempt Obligations and other securities are often purchased on a "when issued" or delayed delivery basis, with delivery and payment for the securities normally taking place 15 to 45 days after the date of the transaction. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. Each Fund may enter into such "forward commitments" if it holds and maintains, until the settlement date in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price. There is no percentage limitation on each Fund's total assets which may be invested in forward commitments. Tax Exempt Obligations purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in value (both generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Tax Exempt Obligations purchased on a when-issued basis may expose a Fund to risk because they may experience such fluctuations prior to their actual delivery. Purchasing Tax Exempt Obligations on a when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Any significant commitment by a Fund to the purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value. Although each Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if the Manager deems it appropriate to do so. The Funds may realize short-term profits or losses upon the sale of forward commitments.

FLOATING AND VARIABLE RATE DEMAND NOTES
         Variable rate master demand notes in which the Funds may invest are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. In determining dollar-weighted average effective portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

         A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by the Manager, under guidelines established by the Funds' Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under a Fund's investment policies. In making such determinations, the Manager will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, such Fund may re-sell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for a Fund to dispose of the variable or floating rate note involved in the event the issuer of the note defaulted on its payment obligations, and a Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

         With respect to Minnesota High-Yield Fund, variable and floating rate notes for which no readily available market exists will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceed 10% of such Fund's total assets only if such notes are subject to a demand feature that will permit that Fund to demand payment of the Principal within seven days after demand by such Fund. If not rated, such instruments must be found by the Fund's Manager under guidelines established by such Fund's Board of Trustees, to be of comparable quality to instruments that are rated high quality. A rating may be relied upon only if it is provided by a nationally recognized statistical rating organization that is not affiliated with the issuer or guarantor of the instruments.

ESCROW SECURED BONDS OR DEFEASED BONDS
         Escrow secured bonds or defeased bonds are created when an issuer refunds in advance of maturity (or pre-refunds) some of its outstanding bonds and it becomes necessary or desirable to set aside funds for redemption or payment of the bonds at a future date or dates. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest of the advance refunded bond. Escrow secured bonds will often receive a triple A rating from S&P, Moody's and Fitch. The Tax-Free Insured Funds will purchase escrow secured bonds without additional insurance only where the escrow is invested in securities of the U.S. government or agencies or instrumentalities of the U.S. government.

STATE OR MUNICIPAL LEASE OBLIGATIONS
         Municipal leases may take the form of a lease with an option to purchase, an installment purchase contract, a conditional sales contract or a participation certificate in any of the foregoing. In determining leases in which the Funds will invest, the Manager will evaluate the credit rating of the lessee and the terms of the lease. Additionally, the Manager may require that certain municipal leases be secured by a letter of credit or put arrangement with an independent financial institution. State or municipal lease obligations frequently have the special risks described below which are not associated with general obligation or revenue bonds issued by public bodies.

         The statutes of many states contain requirements with which such states and municipalities must comply whenever incurring debt. These requirements may include approving voter referendums, debt limits, interest rate limits and public sale requirements. Leases have evolved as a means for public bodies to acquire property and equipment without needing to comply with all of the statutory requirements for the issuance of debt. The debt-issuance limitations may be inapplicable for one or more of the following reasons: (1) the inclusion in many leases or contracts of "nonappropriation" clauses that provide that the public body has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis (the "nonappropriation" clause); (2) the exclusion of a lease or conditional sales contract from the definition of indebtedness under relevant state law; or (3) the lease provides for termination at the option of the public body at the end of each fiscal year for any reason or, in some cases, automatically if not affirmatively renewed.

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         If the lease is terminated by the public body for nonappropriation or another reason not constituting a default under the lease, the rights of the lessor or holder of a participation interest therein are limited to repossession of the leased property without any recourse to the general credit of the public body. The disposition of the leased property by the lessor in the event of termination of the lease might, in many cases, prove difficult or result in loss.

CONCENTRATION
         In applying a Fund's policy on concentration: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.

CONCENTRATION POLICY
         Except with respect to Minnesota High-Yield Fund, although each Fund may invest more than 25% of its total assets in limited obligation bonds, no Fund will invest more than 25% of its total assets in limited obligation bonds payable only from revenues derived from facilities or projects within a single industry, except that the Funds may invest without limitation, in circumstances in which other appropriate available investments may be in limited supply, in housing, health care and/or utility obligations. Tax-Free California Fund, Tax-Free Idaho Fund and Tax-Free New York Fund also may, under such circumstances, invest in transportation, education and/or industrial obligations. Minnesota High-Yield Fund has a non-fundamental policy that restricts it from investing more than 25% of its total assets in the securities of any industry, although, for purposes of this limitation, tax exempt securities and U.S. government obligations are not considered to be part of any industry. Minnesota High-Yield Fund may invest more than 25% of its total assets in industrial development revenue bonds. In addition, it is possible that such Fund from time to time will invest more than 25% of its total assets in a particular segment of the municipal bond market, such as housing, health care, utility, transportation, education or industrial obligations. In such circumstances, economic, business, political or other changes affecting one bond (such as proposed legislation affecting the financing of a project; shortages or price increases of needed materials; or a declining market or need for the project) might also affect other bonds in the same segment, thereby potentially increasing market or credit risk.

         Appropriate available investments may be in limited supply, from time to time in the opinion of the Manager, due to, among other things, each Fund's investment policy of investing primarily in obligations of its state (and the state's municipalities, other political subdivisions and public authorities) and of investing primarily in investment grade (high grade, with respect to the Tax-Free Insured Funds) securities. Additionally, the insurance policies of the Tax-Free Insured Funds may affect the appropriate available investment supply from time to time in the opinion of the Manager. Certain of the risks set forth below may be reduced or eliminated to the extent a Fund invests in insured Tax Exempt Obligations.

         Housing Obligations. Each Fund may invest, from time to time, more than 25% of its total assets in obligations of public bodies, including state and municipal housing authorities, issued to finance the purchase of single-family mortgage loans or the construction of multifamily housing projects. Economic and political developments, including fluctuations in interest rates, increasing construction and operating costs and reductions in federal housing subsidy programs, may adversely impact on revenues of housing authorities. Furthermore, adverse economic conditions may result in an increasing rate of default of mortgagors on the underlying mortgage loans. In the case of some housing authorities, inability to obtain additional financing also could reduce revenues available to pay existing obligations. Single-family mortgage revenue bonds are subject to extraordinary mandatory redemption at par at any time in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period which may be within a year from the date of issue.

         Health Care Obligations. Each Fund may invest, from time to time, more than 25% of its total assets in obligations issued by public bodies, including state and municipal authorities, to finance hospital or health care facilities or equipment. The ability of any health care entity or hospital to make payments in amounts sufficient to pay maturing principal and interest obligations is generally subject to, among other things, the capabilities of its management, the confidence of physicians in management, the availability of physicians and trained support staff, changes in the population or economic condition of the service area, the level of and restrictions on federal funding of Medicare and federal and state funding of Medicaid, the demand for services, competition, rates, government regulations and licensing requirements and future economic and other conditions, including any future health care reform.

         Utility Obligations. Each Fund may invest, from time to time, more than 25% of its total assets in obligations issued by public bodies, including state and municipal utility authorities, to finance the operation or expansion of utilities. Various future economic and other conditions may adversely impact utility entities, including inflation, increases in financing requirements, increases in raw material costs and other operating costs, changes in the demand for services and the effects of environmental and other governmental regulations.

         Transportation Obligations. Certain Funds may invest, from time to time, more than 25% of their total assets in obligations issued by public bodies, including state and municipal authorities, to finance airports and highway, bridge and toll road facilities. The major portion of an airport's gross operating income is generally derived from fees received from signatory airlines pursuant to use agreements which consist of annual payments for airport use, occupancy of certain terminal space, service fees and leases. Airport operating income may therefore be affected by the ability of the airlines to meet their obligations under the use agreements. The air transport industry is experiencing significant variations in earnings and traffic, due to increased competition, excess capacity, increased costs, deregulation, traffic constraints and other factors, and several airlines are experiencing severe financial difficulties. The revenues of issuers which derive their payments from bridge, road or tunnel toll revenues could be adversely affected by competition from toll-free vehicular bridges and roads and alternative modes of transportation. Such revenues could also be adversely affected by a reduction in the availability of fuel to motorists or significant increases in the costs thereof.

         Education Obligations. Certain Funds may invest, from time to time, more than 25% of their total assets in obligations of issuers which are, or which govern the operation of, schools, colleges and universities and whose revenues are derived mainly from tuition, dormitory revenues, grants and endowments. General problems of such issuers include the prospect of a declining percentage of the population consisting of college aged individuals, possible inability to raise tuition and fees sufficiently to cover increased operating costs, the uncertainty of continued receipt of federal grants, state funding and alumni support, and government legislation or regulations which may adversely affect the revenues or costs of such issuers.

         Industrial Revenue Obligations. Certain Funds may invest, from time to time, more than 25% of their total assets in obligations issued by public bodies, including state and municipal authorities, to finance the cost of acquiring, constructing or improving various industrial projects. These projects are usually operated by corporate entities. Issuers are obligated only to pay amounts due on the bonds to the extent that funds are available from the unexpended proceeds of the bonds or receipts or revenues of the issuer under an arrangement between the issuer and the corporate operator of a project. The arrangement may be in the form of a lease, installment sale agreement, conditional sale agreement or loan agreement, but in each case the payments of the issuer are designed to be sufficient to meet the payments of amounts due on the bonds. Regardless of the structure, payment of bonds is solely dependent upon the creditworthiness of the corporate operator of the project and, if applicable, the corporate guarantor. Corporate operators or guarantors may be affected by many factors which may have an adverse impact on the credit quality of the particular company or industry. These include cyclicality of revenues and earnings, regulatory and environmental restrictions, litigation resulting from accidents or deterioration resulting from leveraged buy-outs or takeovers. The bonds may be subject to special or extraordinary redemption provisions which may provide for redemption at par or accredited value, plus, if applicable, a premium.

         Other Risks. The exclusion from gross income for purposes of federal income taxes and the personal income taxes of certain states for certain housing, health care, utility, transportation, education and industrial revenue bonds depends on compliance with relevant provisions of the Internal Revenue Code of 1986, as amended (the "Code"). The failure to comply with these provisions could cause the interest on the bonds to become includable in gross income, possibly retroactively to the date of issuance, thereby reducing the value of the bonds, subjecting shareholders to unanticipated tax liabilities and possibly requiring the Funds to sell the bonds at the reduced value. Furthermore, such a failure to meet these ongoing requirements may not enable the holder to accelerate payment of the bond or require the issuer to redeem the bond.

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ZERO COUPON BONDS AND PAY-IN-KIND BONDS
         The Funds may invest in zero-coupon and payment-in-kind Tax Exempt Obligations. Zero-coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at discount from their face amounts or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. Current federal income tax law requires that a holder of a taxable zero coupon security report as income each year the portion of the original issue discount of such security that accrues that year, even though the holder receives no cash payments of interest during the year. Each Fund has qualified as a regulated investment company under the Internal Revenue Code. Accordingly, during periods when a Fund receives no interest payments on its zero coupon securities, it will be required, in order to maintain its desired tax treatment, to distribute cash approximating the income attributable to such securities. Such distribution may require the sale of portfolio securities to meet the distribution requirements and such sales may be subject to the risk factor discussed above. Payment-in-kind securities are securities that pay interest through the issuance of additional securities. Such securities generally are more volatile in response to changes in interest rates and are more speculative investments than are securities that pay interest periodically in cash.

TAXABLE OBLIGATIONS
         The Funds may invest to a limited extent in obligations and instruments, the interest on which is includable in gross income for purposes of federal and state income taxation.

GOVERNMENT OBLIGATIONS
         The Funds may invest in securities issued or guaranteed by the U. S. government or its agencies or instrumentalities. These securities include a variety of Treasury securities, which differ in their interest rates, maturities and times of issuance. Treasury Bills generally have maturities of one year or less; Treasury Notes generally have maturities of one to ten years; and Treasury Bonds generally have maturities of greater than ten years. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, such as Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; other obligations, such as those of the Federal Home Loan Banks, are secured by the right of the issuer to borrow from the Treasury; other obligations, such as those issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and other obligations, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the instrumentality itself. Although the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. The Funds will invest in such securities only when the Manager is satisfied that the credit risk with respect to the issuer is minimal.

REPURCHASE AGREEMENTS
         The Funds may invest in repurchase agreements. A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to a Fund, if any, would be the difference between the repurchase price and the market value of the security. Each Fund will limit its investments in repurchase agreements to those which the Manager, under the guidelines of the Board of Trustees, determines to present minimal credit risks and which are of high quality. In addition, each Fund must have collateral of 102% of the repurchase price, including the portion representing a Fund's yield under such agreements which is monitored on a daily basis.

         The Funds' custodian will hold the securities underlying any repurchase agreement or such securities will be part of the Federal Reserve Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price of the repurchase agreement (including any accrued interest), the obligor under the agreement will promptly furnish additional collateral to the Funds' custodian (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).

         The funds in the Delaware Investments family have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow certain funds in the Delaware Investments family jointly to invest cash balances. The Funds may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

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

REVERSE REPURCHASE AGREEMENTS
         Certain Funds (Tax-Free California Fund, Tax-Free Idaho Fund, Minnesota High-Yield Fund and Tax-Free New York Fund) may engage in "reverse repurchase agreements" with banks and securities dealers with respect to not more than 10% of the Fund's total assets. Reverse repurchase agreements are ordinary repurchase agreements in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. Because certain of the incidents of ownership of the security are retained by the Fund, reverse repurchase agreements are considered a form of borrowing by the Fund from the buyer, collateralized by the security. At the time a Fund enters into a reverse repurchase agreement, cash or liquid having a value sufficient to make payments for the securities to be repurchased will be segregated, and will be marked to market daily and maintained throughout the period of the obligation. Reverse repurchase agreements may be used as a means of borrowing for investment purposes subject to the 10% limitation set forth above. This speculative technique is referred to as leveraging. Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. Money borrowed for leveraging will be subject to interest costs which may or may not be recovered by income from or appreciation of the securities purchased. Because the Funds do not currently intend to utilize reverse repurchase agreements in excess of 10% of total assets, the Funds believe the risks of leveraging due to use of reverse repurchase agreements to principal are reduced. The Manager believes that the limited use of leverage may facilitate the Funds' ability to provide current income without adversely affecting the Funds' ability to preserve capital.

OTHER TAXABLE INVESTMENTS
         The Funds also may invest in certificates of deposit, bankers' acceptances and other time deposits. Certificates of deposit are certificates representing the obligation of a bank to repay the Funds deposited (plus interest thereon) at a time certain after the deposit. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. With respect to Tax-Free Colorado Fund, investments in time deposits generally are limited to London branches of domestic banks that have total assets in excess of one billion dollars.

OPTIONS AND FUTURES TRANSACTIONS
         Each Fund may buy and sell put and call options on the securities in which they may invest, and certain Funds may enter into futures contracts and options on futures contracts with respect to fixed-income securities or based on financial indices including any index of securities in which a Fund may invest. Futures and options will be used to facilitate allocation of a Fund's investments among asset classes, to generate income or to hedge against changes in interest rates or declines in securities prices or increases in prices of securities proposed to be purchased. Different uses of futures and options have different risk and return characteristics. Generally, selling futures contracts, purchasing put options and writing (i.e. selling) call options are strategies designed to protect against falling securities prices and can limit potential gains if prices rise. Purchasing futures contracts, purchasing call options and writing put options are strategies whose returns tend to rise and fall together with securities prices and can cause losses if prices fall. If securities prices remain unchanged over time option writing strategies tend to be profitable, while option buying strategies tend to decline in value. The ability of Minnesota High-Yield Fund to engage in options is discussed separately, below.

         Writing Options. The Funds may write (i.e. sell) covered put and call options with respect to the securities in which they may invest. By writing a call option, a Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price if the option is exercised. The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option; the writer may be assigned an exercise notice at any time prior to the termination of the obligation. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. With respect to put options written by any Fund, there will have been a predetermination that acquisition of the underlying security is in accordance with the investment objective of such Fund.

         "Covered options" means that so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). A Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of a put option, it deposits and maintains with its custodian cash, U.S. government securities or other liquid high-grade debt obligations having a value equal to or greater than the exercise price of the option.

         Through the writing of call or put options, a Fund may obtain a greater current return than would be realized on the underlying securities alone. A Fund receives premiums from writing call or put options, which it retains whether or not the options are exercised. By writing a call option, a Fund might lose the potential for gain on the underlying security while the option is open, and by writing a put option, a Fund might become obligated to purchase the underlying security for more than its current market price upon exercise.

         Purchasing Options. The Funds may purchase put options in order to protect portfolio holdings in an underlying security against a decline in the market value of such holdings. Such protection is provided during the life of the put because a Fund may sell the underlying security at the put exercise price, regardless of a decline in the underlying security's market price. Any loss to a Fund is limited to the premium paid for, and transaction costs paid in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the exercise price. However, if the market price of such security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put is sold.

         A Fund may wish to protect certain portfolio securities against a decline in market value at a time when no put options on those particular securities are available for purchase. A Fund may therefore purchase a put option on securities other than those it wishes to protect even though it does not hold such other securities in its portfolio.

         Each of the Funds may also purchase call options. During the life of the call option, a Fund may buy the underlying security at the call exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, a Fund will reduce any profit it might have realized had it bought the underlying security at the time it purchased the call option by the premium paid for the call option and by transaction costs.

         Minnesota High-Yield Fund. Minnesota High-Yield Fund may purchase call options, write call options on a covered basis, write secured put options and purchase put options on a covered basis only, and will not engage in option writing strategies for speculative purposes. The Fund may invest in options that are either listed on a national securities exchange (an "Exchange") or traded over-the-counter. The Fund may write covered call options from time to time on such portion of its portfolio, without limit, as the Manager determines is appropriate in seeking to obtain the Fund's investment objective. The Fund may purchase call options to the extent that premiums paid by the Fund do not aggregate more than 2% of the Fund's total assets. The Fund may liquidate such a position by effecting a closing transaction. The Fund also may invest up to 2% of its total assets in the purchase of put options. The Fund will, at all times during which it holds a put option, own the security covered by such option. The Fund may sell a put option which it previously purchased prior to the sale of the underlying options. The Fund may sell a put option purchased on individual securities and may enter into closing transactions.

         Minnesota High-Yield Fund may also write put options on a secured basis which means that the Fund will maintain in a segregated account with its custodian, cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash or U.S. government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where the Manager wishes to purchase the underlying security for the Fund's portfolio at a price lower than the current market price of the security. In such event, the Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. The Fund may effect closing transactions with respect to put options it previously wrote.

         The risks associated with Minnesota High-Yield Fund's options transactions are the same as those discussed above for Tax-Free Funds, Tax-Free Insured Funds and Tax-Free Minnesota Intermediate Fund.

         Securities Index Option Trading. The Funds, other than Minnesota High-Yield Fund, may purchase and write put and call options on securities indexes. Options on securities indexes are similar to options on securities except that, rather than the right to take or make delivery of a security at a specified price, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The writer of the option is obligated to make delivery of this amount.

         The effectiveness of purchasing or writing index options as a hedging technique depends upon the extent to which price movements in a Fund's portfolio correlate with price movements of the index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of prices in the relevant underlying securities markets generally or, in the case of certain indexes, in an industry market segment, rather than movements in the price of a particular security. Accordingly, successful use by a Fund of options on security indexes will be subject to the Manager's ability to predict correctly movements in the direction of the stock market or interest rates market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual securities. In the event the Manager is unsuccessful in predicting the movements of an index, a Fund could be in a worse position than had no hedge been attempted.

         Because exercises of index options are settled in cash, a Fund cannot determine the amount of its settlement obligations in advance and, with respect to call writing, cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. When a Fund writes an option on an index, that Fund will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option, cash, high-grade liquid debt securities or "qualified securities" with a market value determined on a daily basis of not less than 100% of the current market value of the option.

         Options purchased and written by a Fund may be exchange traded or may be options entered into by that Fund in negotiated transactions with investment dealers and other financial institutions (over-the-counter or "OTC" options) (such as commercial banks or savings and loan associations) deemed creditworthy by the Manager. OTC options are illiquid and it may not be possible for a Fund to dispose of options it has purchased or to terminate its obligations under an option it has written at a time when the Manager believes it would be advantageous to do so. Over the counter options are subject to each Fund's 15% illiquid investment limitation.

         Futures Contracts and Options on Futures Contracts. Certain Funds may enter into futures contracts and purchase and write options on these contracts, including but not limited to interest rate and securities index contracts and put and call options on these futures contracts. These contracts will be entered into on domestic and foreign exchanges and boards of trade, subject to applicable regulations of the Commodity Futures Trading Commission. These transactions may be entered into for bona fide hedging and other permissible risk management purposes.

         In connection with transactions in futures contracts and writing related options, each Fund will be required to deposit as "initial margin" a specified amount of cash or short-term, U.S. government securities. The initial margin required for a futures contract is set by the exchange on which the contract is traded. It is expected that the initial margin would be approximately1 1/2% to 5% of a contract's face value. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the futures contract. No Fund will purchase or sell futures contracts or related options if, as a result, the sum of the initial margin deposit on that Fund's existing futures and related options positions and premiums paid for options or futures contracts entered into for other than bona fide hedging purposes would exceed 5% of such Fund's assets.

         Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled through offsetting before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded, a Fund will incur brokerage fees when it purchases or sells futures contracts.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND OPTIONS
         Hedging Risks in Futures Contracts Transactions. There are several risks in using securities index or interest rate futures contracts as hedging devices. One risk arises because the prices of futures contracts may not correlate perfectly with movements in the underlying index or financial instrument due to certain market distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than making additional variation margin payments, investors may close the contracts through offsetting transactions which could distort the normal relationship between the index or security and the futures market. Second, the margin requirements in the futures market are lower than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Because of possible price distortion in the futures market and because of imperfect correlation between movements in indexes of securities and movements in the prices of futures contracts, even a correct forecast of general market trends may not result in a successful hedging transaction over a very short period.

         Another risk arises because of imperfect correlation between movements in the value of the futures contracts and movements in the value of securities subject to the hedge. With respect to index futures contracts, the risk of imperfect correlation increases as the composition of a Fund's portfolio diverges from the financial instruments included in the applicable index.

         Successful use of futures contracts by a Fund is subject to the ability of the Manager to predict correctly movements in the direction of interest rates or the relevant underlying securities market. If a Fund has hedged against the possibility of an increase in interest rates adversely affecting the value of fixed-income securities held in its portfolio and interest rates decrease instead, that Fund will lose part or all of the benefit of the increased value of its security which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market or decline in interest rates. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

         Although each Fund believes that the use of futures contracts and options thereon will benefit it, if the Manager's judgment about the general direction of securities prices or interest rates is incorrect, a Fund's overall performance may be poorer than if it had not entered into futures contracts or purchased or sold options thereon. For example, if a Fund seeks to hedge against the possibility of an increase in interest rates, which generally would adversely affect the price of fixed-income securities held in its portfolio, and interest rates decrease instead, such Fund will lose part or all of the benefit of the increased value of its assets which it has hedged due to the decrease in interest rates because it will have offsetting losses in its futures positions. In addition, particularly in such situations, a Fund may have to sell assets from its portfolio to meet daily margin requirements at a time when it may be disadvantageous to do so.

         Liquidity of Futures Contracts. A Fund may elect to close some or all of its contracts prior to expiration. The purpose of making such a move would be to reduce or eliminate the hedge position held by that Fund. A Fund may close its positions by taking opposite positions. Final determinations of variation margin are then made, additional cash as required is paid by or to a Fund, and that Fund realizes a loss or a gain.

         Positions in futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts. Although the Funds intend to enter into futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular contract at any particular time.

         In addition, most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, it will not be possible to close a futures position and, in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

         Risk of Options. The use of options on financial instruments and indexes and on interest rate and index futures contracts also involves additional risk. Compared to the purchase or sale of futures contracts, the purchase of call or put options involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transactions costs). The writing of a call option generates a premium, which may partially offset a decline in the value of a Fund's portfolio assets. By writing a call option, such Fund becomes obligated to sell an underlying instrument or a futures contract, which may have a value higher than the exercise price. Conversely, the writing of a put option generates a premium, but such Fund becomes obligated to purchase the underlying instrument or futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options may exceed the amount of the premium received.

         The effective use of options strategies is dependent, among other things, on a Fund's ability to terminate options positions at a time when the Manager deems it desirable to do so. Although a Fund will enter into an option position only if the Manager believes that a liquid secondary market exists for such option, there is no assurance that such Fund will be able to effect closing transactions at any particular time or at an acceptable price. The Funds' transactions involving options on futures contracts will be conducted only on recognized exchanges.

         A Fund's purchase or sale of put or call options will be based upon predictions as to anticipated interest rates or market trends by the Manager, which could prove to be inaccurate. Even if the expectations of the Manager are correct, there may be an imperfect correlation between the change in the value of the options and of the Fund's portfolio securities.

         The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option; the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security at the exercise price which will usually exceed the then market value of the underlying security.

         The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of a purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

         Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit a Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

         A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; a Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

         An option position may be closed out only where there exists a secondary market for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that a Fund would have to exercise the options in order to realize any profit. If a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by a national securities exchange ("Exchange") on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

         Certain Funds may purchase put options to hedge against a decline in the value of their portfolios. By using put options in this way, such Funds will reduce any profit they might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

         Certain Funds may purchase call options to hedge against an increase in price of securities that such Funds anticipate purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to that Fund.

         As discussed above, options may be traded over-the-counter ("OTC options"). In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. OTC options are illiquid and it may not be possible for the Funds to dispose of options they have purchased or terminate their obligations under an option they have written at a time when the Manager believes it would be advantageous to do so. Accordingly, OTC options are subject to each Fund's limitation that a maximum of 15% of its net assets be invested in illiquid securities. In the event of the bankruptcy of the writer of an OTC option, a Fund could experience a loss of all or part of the value of the option. The Manager anticipates that options on Tax Exempt Obligations will consist primarily of OTC options.

ILLIQUID INVESTMENTS
         Each Fund is permitted to invest up to 15% of the value of its net assets in illiquid investments. An investment is generally deemed to be "illiquid" if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the investment company is valuing the investment. "Restricted securities" are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933 (the "1933 Act"). Such securities generally have been considered illiquid by the staff of the Securities and Exchange Commission (the "SEC"), since such securities may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. However, the SEC has acknowledged that a market exists for certain restricted securities (for example, securities qualifying for resale to certain "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act, certain forms of interest-only and principal-only, mortgaged-backed U.S. government securities and commercial paper issued pursuant to the private placement exemption of Section 4(2) of the 1933 Act). The Funds may invest without limitation in these forms of restricted securities if such securities are deemed by the Manager to be liquid in accordance with standards established by the Funds' Board of Trustees. Minnesota High-Yield Fund, however, is subject to a 10% limit with respect to certain restricted floating or variable rate demand notes. Under these guidelines, the Manager must consider, among other things, (a) the frequency of trades and quotes for the security, (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (c) dealer undertakings to make a market in the security, and (d) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer.)

         If the Manager determines that a Rule 144A Security that was previously determined to be liquid is no longer liquid and, as a result, a Fund's holdings of illiquid securities exceed such Fund's 15% limit on investment in such securities, the Manager will determine what action to take to ensure that such Fund continues to adhere to such limitation.

         At the present time, it is not possible to predict with accuracy how the markets for certain restricted securities will develop. Investing in restricted securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified purchasers of the securities become, for a time, uninterested in purchasing these securities.

         As described in the Funds' Prospectus, the Funds are permitted to invest in municipal leases. Traditionally, municipal leases have been viewed by the SEC staff as illiquid investments. However, subject to Board standards similar to the standards applicable to restricted securities (as discussed above), the Manager may treat certain municipal leases as liquid investments and not subject to the policy limiting illiquid investments.

INSURANCE

         The Manager anticipates that substantially all of the insured Tax Exempt Obligations in the Insured Fund's investment portfolio will be covered by either Primary Insurance or Secondary Market Insurance. However, as a non-fundamental policy, the Insured Fund must obtain Portfolio Insurance on all Tax Exempt Obligations requiring insurance that are not covered by either Primary Insurance or Secondary Market Insurance. Both Primary Insurance and Secondary Market Insurance are non-cancelable and continue in force so long as the insured security is outstanding and the respective insurer remains in business. Premiums for Portfolio Insurance, if any, would be paid from Fund assets and would reduce the current yield on its investment portfolio by the amount of such premiums. However, the Insured Fund is permitted to invest up to 20% of its net assets in non-insured municipal securities.

         Because Portfolio Insurance coverage terminates upon the sale of an insured security from a Fund's portfolio, such insurance does not have an effect on the resale value of the security. Therefore, unless a Fund elects to purchase Secondary Market Insurance with respect to such securities or such securities are already covered by Primary Insurance, it generally will retain any such securities insured by Portfolio Insurance which are in default or in significant risk of default, and will place a value on the insurance equal to the difference between the market value of the defaulted security and the market value of similar securities which are not in default.

         The Insured Funds are authorized to obtain Portfolio Insurance from insurers that have obtained a claims-paying ability rating of "AAA" from Standard & Poor's ("S&P") or Fitch or "Aaa" (or a short-term rating of "MIG-1") from Moody's Investors Service ("Moody's"), or including AMBAC Indemnity Corporation ("AMBAC"), Municipal Bond Investors Assurance Corporation ("MBIA"), Financial Guaranty Insurance Company ("FGIC"), Financial Security Assurance, Inc. ("FSA"), XL Capital Assurance, Inc. ("XLCA") and CIFG.

         A Moody's insurance claims-paying ability rating is an opinion of the ability of an insurance company to repay punctually senior policyholder obligations and claims. An insurer with an insurance claims-paying ability rating of Aaa is adjudged by Moody's to be of the best quality. In the opinion of Moody's, the policy obligations of an insurance company with an insurance claims-paying ability rating of Aaa carry the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company's fundamentally strong position. An S&P insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with its terms. An insurer with an insurance claims-paying ability rating of AAA has the highest rating assigned by S&P. The capacity of an insurer so rated to honor insurance contracts is adjudged by S&P to be extremely strong and highly likely to remain so over a long period of time. A Fitch Insurer Financial Strength ("IFS") rating provides an assessment of the financial strength of an insurance company and its capacity to meet senior obligations to policyholders and contract holders on a timely basis. Insurers that are assigned a AAA IFS rating by Fitch are viewed as possessing exceptionally strong capacity to meet policyholder and contract obligations. For such companies, risk factors are minimal and the impact of any adverse business and economic factors are expected to be extremely small.

         An insurance claims-paying ability rating by Moody's, S&P, or Fitch does not constitute an opinion on any specific insurance contract in that such an opinion can only be rendered upon the review of the specific insurance contract. Furthermore, an insurance claims-paying ability rating does not take into account deductibles, surrender or cancellation penalties or the timeliness of payment; nor does it address the ability of a company to meet non-policy obligations (i.e., debt contracts).

         The assignment of ratings by Moody's, S&P, or Fitch to debt issues that are fully or partially supported by insurance policies, contracts or guarantees is a separate process from the determination of insurance claims-paying ability ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a likely element in the rating determination for such debt issues.

         Each of AMBAC, MBIA, FGIC, FSA, XLCA, and CIFG has insurance claims-paying ability ratings of Aaa from Moody's, AAA from S&P, and AAA from Fitch.

         AMBAC has received a letter ruling from the Internal Revenue Service which holds in effect that insurance proceeds representing maturing interest on defaulted municipal obligations paid by AMBAC to municipal bond funds substantially similar to the Insured Fund, under policy provisions substantially identical to those contained in its municipal bond insurance policy, will be excludable from federal gross income under Section 103(a) of the Code.

         As of June 30, 2005, AMBAC's total equity capital (GAAP) was $5,293,100,000, which represents an increase of 18.6% over the June 30, 2004 equity capital position of $4,464,200,000. AMBAC reported total claims paying resources of $11,469,289,000 as of June 30, 2005. As of June 30, 2005, AMBAC had historical net par outstanding of $467,188,000,000, with exposure of 54.9% in public finance, 28.7% in structured finance, and 16.4% in international finance.

         As of June 30, 2005, MBIA has total equity capital (GAAP) of $6,587,498,000, an increase of 0.13% from the $6,579,071,000 equity capital position recorded at the end of 2004. As of June 30, 2005, MBIA had total claims paying resources of $13,037,902,000. As of June 30, 2005, MBIA had net par outstanding of $580,690,000,000, with 65.1% exposure in public finance, 18.4% in structured finance, and 16.5% in international.

         As of June 30, 2005, FGIC's total equity capital (GAAP) amounted to $2,030,400,000. This represents an increase of 5.89 % from the $1,918,000,000 equity capital position recorded as of June 30, 2004. As of June 30, 2005, FGIC had total claims paying resources of $3,808,100,000. As of June 30, 2005, FGIC had net par outstanding of $249,106,800,000, with 83.2% exposure in public finance, 15.7% in structured finance, and 1.1% in international. In August 2003, FGIC was sold by General Electric Capital Corp. to a group of investors led by the PMI Group (42.2%). Additional investors include the Cypress Group (23.1%), the Blackstone Group (23.1%), CIVC/Bank of America (7.0%), while GE Capital will retain a 4.5% ownership position in FGIC.

         As of June 30, 2005, FSA's total equity capital (GAAP) was $2,672,600,000, which represents an increase of 4.8% over the $2,550,000,000 equity capital position recorded at the end of 2004. As of June 30, 2005, FSA had total claims paying resources of $5,465,620,000. As of June 30, 2005, FSA had net par outstanding of $339,397,000,000, with 59% exposure in public finance, 28.7% in structured finance, and 12.3% in international.

         XL Capital Assurance, Inc. (XLCA) began underwriting financial guaranty policies in 1999. XLCA is a wholly owned subsidiary of XL Reinsurance America, Inc., which is ultimately owned by XL Capital Ltd., a Bermuda based insurance holding company. XLCA's AAA rating is derived in part from a strong capital base and explicit claims paying support from its highly rated parent company XL Financial Assurance, Ltd. (XLFA). As of June 30, 2005, XLCA's total equity capital was $234,700,000 while XLFA had total equity capital of $606,600,000. XLCA's ultimate parent, XL Capital Ltd., had total equity capital of $8,372,000,000 as of June 30, 2005. As of June 30, 2005 XLCA and XLFA had combined claims paying resources of $1,857,800,000. As of June 30, 2005, XLCA had net par outstanding of $7,573,500,000, with 43.7% exposure in public finance, 33.9% in structured finance. 13.7% in domestic taxable and 8.7% in international. As of June 30, 2005, XLFA had net par outstanding of $65,967,000, with 40.5% in public finance, 37.1% in structured finance and 22.4% in structured single risk.

         CIFG is the newest AAA rated bond insurer, which began underwriting financial guaranty policies in June 2002. CIFG is an independent subsidiary of CDC IXIS (a major European bank) and received Aaa rating from Moody's and AAA ratings from S&P and Fitch in June of 2002, reflecting a strong capital base and a conservative business plan. As of June 30, 2005, CIFG's total equity capital was $565,881,000, which represents an increase of 2.26% over the $553,400,000 equity capital position as of June 30, 2004. As of June 30, 2005, it reported total claims paying resources of $987,906,000. CIFG's net par outstanding at June 30, 2005 was $28,559,082,000, which represents 35.5% in global single risk and 64.5% in global structured finance. Of the $28,559,082,000 net par outstanding, a total of $7,126,000,000 (24.95%) is U.S. Public Finance. As of August 22, 2005, CIFG NA was licensed in 46 states in the US, including Florida, Illinois, Massachusetts, Michigan, New Jersey, New York, Pennsylvania, Texas, and Washington.

         None of AMBAC, MBIA, FGIC, FSA, XLCA, or CIFG or any associate thereof, has any material business relationship, direct or indirect, with the Funds.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

         The Funds has adopted a policy generally prohibiting providing portfolio holdings to any person until after thirty calendar days have passed. We post a list of each Fund's portfolio holdings monthly, with a thirty day lag, on the Funds' website, www.delawarefunds.com. In addition, on a ten day lag, we also make available a month-end summary listing of the number of each Fund's securities, country and asset allocations, and top ten securities and sectors by percentage of holdings for each Fund. This information is available publicly to any and all shareholders free of charge once posted on the website by calling 800 523-1918.

         Other entities, including institutional investors and intermediaries that distribute the Funds' shares, are generally treated similarly and are not provided with the Funds' portfolio holdings in advance of when they are generally available to the public. Third-party service providers and affiliated persons of the Funds are provided with the Funds' portfolio holdings only to the extent necessary to perform services under agreements relating to the Funds.

         Third-party rating agencies and consultants who have signed agreements ("Non-Disclosure Agreements") with each Fund or the Manager may receive portfolio holdings information more quickly than the thirty day lag. The Non-Disclosure Agreements require that the receiving entity hold the information in the strictest confidence and prohibit the receiving entity from disclosing the information or trading on the information (either in Fund shares or in shares of each Fund's portfolio securities). In addition, the receiving party must agree to provide copies of any research or reports generated using the portfolio holdings information in order to allow for monitoring of use of the information. Neither the Funds, the Manager nor any affiliate receive any compensation or consideration with respect to these agreements.

Non-Disclosure Agreements must be approved by a member of the Manager's Legal Department and Compliance Department and any deviation in the use of the portfolio holdings information by the receiving party must be approved in writing by the Funds' Chief Compliance Officer prior to such use.

PERFORMANCE INFORMATION

         From time to time, each Fund may state total return for its Classes in advertisements and other types of literature. Any statement of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent 1-year, 5-year and 10-year, or life of fund periods, as applicable. Each Fund may also advertise aggregate and average total return information for its Classes over additional periods of time.

         In presenting performance information for Class A Shares, the Limited CDSC or other CDSC, applicable only to certain redemptions of those shares will not be deducted from any computation of total return. See the Prospectus for the Classes for a description of the Limited CDSC and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares.

         The average annual total rate of return for a Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:
                                             n
                                     P(1 + T) = ERV

             Where:     P  =   a hypothetical initial purchase order of $1,000
                               from which, in the case of only Class A Shares,
                                the maximum front-end sales charge is deducted;
                        T  =   average annual total return;
                        n  =   number of years; and
                      ERV  =   redeemable value of the hypothetical $1,000
                               purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.

         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made and that all distributions are reinvested at net asset value, and with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.

         Average annual total return performance is shown in this section. For purposes of life of fund returns, the Classes of each Fund commenced operations on the following dates:

--------------------------------------------------------------------------------------------------------------
TAX-FREE ARIZONA INSURED FUND                           TAX-FREE MINNESOTA INSURED FUND
Class A           April 1, 1991                         Class A           May 1, 1987
Class B           March 10, 1995                        Class B           March 7, 1995
Class C           May 26, 1994                          Class C           May 4, 1994
--------------------------------------------------------------------------------------------------------------
TAX-FREE CALIFORNIA FUND                                TAX-FREE MINNESOTA INTERMEDIATE FUND
Class A           March 2, 1995                         Class A           October 27, 1985
Class B           August 23, 1995                       Class B           August 15, 1995
Class C           April 9, 1996                         Class C           May 4, 1994
--------------------------------------------------------------------------------------------------------------
TAX-FREE COLORADO FUND                                  MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND
Class A           April 23, 1987                        Class A           June 4, 1996
Class B           March 22, 1995                        Class B           June 12, 1996
Class C           May 6, 1994                           Class C           June 12, 1996
--------------------------------------------------------------------------------------------------------------
TAX-FREE FLORIDA INSURED FUND                           TAX-FREE MISSOURI INSURED FUND
Class A           January 1, 1992                       Class A           November 2, 1992
Class B           March 11, 1994                        Class B           March 12, 1994
Class C           September 29, 1997                    Class C           November 11, 1995
--------------------------------------------------------------------------------------------------------------
TAX-FREE IDAHO FUND                                     TAX-FREE NEW YORK FUND
Class A           January 4, 1995                       Class A           November 6, 1987
Class B           March 16, 1995                        Class B           November 14, 1994
Class C           January 11, 1995                      Class C           April 26, 1995
--------------------------------------------------------------------------------------------------------------
TAX-FREE MINNESOTA FUND                                 TAX-FREE OREGON INSURED FUND
Class A           February 29, 1984                     Class A           August 1, 1993
Class B           March 11, 1995                        Class B           March 12, 1994
Class C           May 4, 1994                           Class C           July 7, 1995
--------------------------------------------------------------------------------------------------------------

         The performance, as shown below, is the average annual total return quotations of each Class of each Fund through August 31, 2005, computed as described above. The average annual total return for Class A Shares at offer reflects the maximum front-end sales charge of 4.50% with respect to Tax-Free Funds, Tax-Free Insured Funds and Minnesota High-Yield Fund and 2.75% with respect to Tax-Free Minnesota Intermediate Fund paid on the purchase of shares. The average annual total return for Class A Shares at net asset value (NAV) does not reflect the payment of any front-end sales charge. The average annual return for Class B Shares and Class C Shares including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at August 31, 2005. The average annual total return for Class B Shares and Class C Shares excluding deferred sales charge assumes the shares were not redeemed at August 31, 2005 and therefore does not reflect the deduction of a CDSC.

         Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the period presented and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of a Fund's returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

         The average annual total return for each Class is shown for the 1-year, 5-year or 10-year periods ending August 31, 2005. If a Class has not been in existence for a full 1-year, 5-year or 10-year period, then the life of fund return is shown. Life of fund returns are not shown if performance information exists for the 10-year period. Securities prices fluctuated during the periods covered and past results should not be considered as representative of future performance.

                                                    AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CLASS B
                                                                   CLASS A                                           SHARES
                                                                  SHARES (AT                            CLASS B    (INCLUDING
                                                       CLASS A   OFFER AFTER                CLASS B      SHARES     CDSC AFTER
                                                     SHARES (AT   TAXES ON                  SHARES     (INCLUDING    TAXES ON
                                           CLASS A   OFFER AFTER  DISTRIBU-      CLASS A  (INCLUDING    CDSC AFTER   DISTRIBU-
                                          SHARES (AT  TAXES ON    TIONS AND    SHARES (AT    CDSC       TAXES ON     TIONS AND
                                        OFFER BEFORE  DISTRIBU-  SALE OF FUND  NAV BEFORE   BEFORE      DISTRIBU-  SALE OF FUND
                                          TAXES)(2)   TIONS) (2)  SHARES)(2)     TAXES)    TAXES)(3)    TIONS)(3)   SHARES)(3)
-------------------------------------------------------------------------------------------------------------------------------
TAX-FREE ARIZONA INSURED FUND(1)
-------------------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/05                        ____%       ____%        ____%       ____%       ____%        ____%       ____%
-------------------------------------------------------------------------------------------------------------------------------
5 years ended 8/31/05                       ____%       ____%        ____%       ____%       ____%        ____%       ____%
-------------------------------------------------------------------------------------------------------------------------------
10 years or Life of Fund ended 8/31/05      ____%       ____%        ____%       ____%       ____%        ____%       ____%
-------------------------------------------------------------------------------------------------------------------------------
TAX-FREE CALIFORNIA FUND(1)
-------------------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/05                        ____%       ____%        ____%       ____%       ____%        ____%       ____%
-------------------------------------------------------------------------------------------------------------------------------
5 years ended 8/31/05                       ____%       ____%        ____%       ____%       ____%        ____%       ____%
-------------------------------------------------------------------------------------------------------------------------------
Life of Fund ended 8/31/05                  ____%       ____%        ____%       ____%       ____%        ____%       ____%
-------------------------------------------------------------------------------------------------------------------------------
TAX-FREE COLORADO FUND(1)
-------------------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/05                        ____%       ____%        ____%       ____%       ____%        ____%       ____%
-------------------------------------------------------------------------------------------------------------------------------
5 years ended 8/31/05                       ____%       ____%        ____%       ____%       ____%        ____%       ____%
-------------------------------------------------------------------------------------------------------------------------------
10 years or Life of Fund ended 8/31/05      ____%       ____%        ____%       ____%       ____%        ____%       ____%
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                                                               CLASS C
                                                                               SHARES
                                                                  CLASS C    (INCLUDING
                                         CLASS B      CLASS C     SHARES     CDSC AFTER    CLASS C
                                          SHARES      SHARES     (INCLUDING   TAXES ON     SHARES
                                       (EXCLUDING   (INCLUDING   CDSC AFTER   DISTRIBU-  (EXCLUDING
                                          CDSC         CDSC      TAXES ON     TIONS AND     CDSC
                                          BEFORE      BEFORE     DISTRIBU-   SALE OF FUND  BEFORE
                                          TAXES)     TAXES)(4)   TIONS)(4)    SHARES)(4)    TAXES)
--------------------------------------------------------------------------------------------------
TAX-FREE ARIZONA INSURED FUND(1)
--------------------------------------------------------------------------------------------------
1 year ended 8/31/05                      ____%        ____%       ____%        ____%       ____%
--------------------------------------------------------------------------------------------------
5 years ended 8/31/05                     ____%        ____%       ____%        ____%       ____%
--------------------------------------------------------------------------------------------------
10 years or Life of Fund ended 8/31/05    ____%        ____%       ____%        ____%       ____%
--------------------------------------------------------------------------------------------------
TAX-FREE CALIFORNIA FUND(1)
--------------------------------------------------------------------------------------------------
1 year ended 8/31/05                      ____%        ____%       ____%        ____%       ____%
--------------------------------------------------------------------------------------------------
5 years ended 8/31/05                     ____%        ____%       ____%        ____%       ____%
--------------------------------------------------------------------------------------------------
Life of Fund ended 8/31/05                ____%        ____%       ____%        ____%       ____%
--------------------------------------------------------------------------------------------------
TAX-FREE COLORADO FUND(1)
--------------------------------------------------------------------------------------------------
1 year ended 8/31/05                      ____%        ____%       ____%        ____%       ____%
--------------------------------------------------------------------------------------------------
5 years ended 8/31/05                     ____%        ____%       ____%        ____%       ____%
--------------------------------------------------------------------------------------------------
10 years or Life of Fund ended 8/31/05    ____%        ____%       ____%        ____%       ____%
--------------------------------------------------------------------------------------------------

(1) Reflects applicable expense caps in effect during the periods. See Investment Management Agreement for information regarding expense caps for the Fund. In the absence of such waivers, performance would have been affected negatively.
(2) Effective November 18, 2002, the maximum front-end sales charge is 4.50%. The above performance numbers have been calculated using 4.50% as the applicable sales charge for all time periods.
(3) Effective November 18, 2002, the CDSC schedule for Class B Shares is: 4.00% during the first year, 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter. The above figures have been calculated using this schedule.
(4) Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this schedule.

                                                    AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CLASS B
                                                                    CLASS A                                          SHARES
                                                                   SHARES (AT                           CLASS B    (INCLUDING
                                                       CLASS A    OFFER AFTER               CLASS B      SHARES    CDSC AFTER
                                                     SHARES (AT    TAXES ON                 SHARES     (INCLUDING   TAXES ON
                                          CLASS A    OFFER AFTER   DISTRIBU-     CLASS A  (INCLUDING   CDSC AFTER   DISTRIBU-
                                          SHARES (AT  TAXES ON     TIONS AND   SHARES (AT    CDSC       TAXES ON   TIONS AND
                                        OFFER BEFORE  DISTRIBU-  (SALE OF FUND NAV BEFORE   BEFORE      DISTRIBU- SALE OF FUND
                                          TAXES)(2)    TIONS(2)    SHARES)(2)   TAXES)     TAXES)(3)    TIONS)(3)  SHARES)(3)
------------------------------------------------------------------------------------------------------------------------------
TAX-FREE FLORIDA INSURED FUND(1,)(5)
------------------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/05                        ____%       ____%        ____%       ____%       ____%        ____%       ____%
------------------------------------------------------------------------------------------------------------------------------
5 years ended 8/31/05                       ____%       ____%        ____%       ____%       ____%        ____%       ____%
------------------------------------------------------------------------------------------------------------------------------
10 years or Life of Fund ended 8/31/05      ____%       ____%        ____%       ____%       ____%        ____%       ____%
------------------------------------------------------------------------------------------------------------------------------
TAX-FREE IDAHO FUND(1)
------------------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/05                        ____%       ____%        ____%       ____%       ____%        ____%       ____%
------------------------------------------------------------------------------------------------------------------------------
5 years ended 8/31/05                       ____%       ____%        ____%       ____%       ____%        ____%       ____%
------------------------------------------------------------------------------------------------------------------------------
Life of Fund ended 8/31/05                  ____%       ____%        ____%       ____%       ____%        ____%       ____%
------------------------------------------------------------------------------------------------------------------------------
TAX-FREE MINNESOTA FUND(1)
------------------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/05                        ____%       ____%        ____%       ____%       ____%        ____%       ____%
------------------------------------------------------------------------------------------------------------------------------
5 years ended 8/31/05                       ____%       ____%        ____%       ____%       ____%        ____%       ____%
------------------------------------------------------------------------------------------------------------------------------
10 years or Life of Fund ended 8/31/05      ____%       ____%        ____%       ____%       ____%        ____%       ____%
------------------------------------------------------------------------------------------------------------------------------
TAX-FREE MINNESOTA INSURED FUND(1)
------------------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/05                        ____%       ____%        ____%       ____%       ____%        ____%       ____%
------------------------------------------------------------------------------------------------------------------------------
5 years ended 8/31/05                       ____%       ____%        ____%       ____%       ____%        ____%       ____%
------------------------------------------------------------------------------------------------------------------------------
10 years or Life of Fund ended 8/31/05      ____%       ____%        ____%       ____%       ____%        ____%       ____%
------------------------------------------------------------------------------------------------------------------------------
TAX-FREE MINNESOTA INTERMEDIATE FUND(1)
------------------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/05                        ____%       ____%        ____%       ____%       ____%        ____%       ____%
------------------------------------------------------------------------------------------------------------------------------
5 years ended 8/31/05                       ____%       ____%        ____%       ____%       ____%        ____%       ____%
------------------------------------------------------------------------------------------------------------------------------
10 years or Life of Fund ended 8/31/05      ____%       ____%        ____%       ____%       ____%        ____%       ____%
------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                                                                CLASS C
                                                                                SHARES
                                                                   CLASS C     (INCLUDING
                                          CLASS B      CLASS C     SHARES      CDSC AFTER   CLASS C
                                          SHARES       SHARES     (INCLUDING    TAXES ON    SHARES
                                        (EXCLUDING   (INCLUDING   CDSC AFTER    DISTRIBU- (EXCLUDING
                                            CDSC        CDSC      TAXES ON      TIONS AND    CDSC
                                           BEFORE      BEFORE     DISTRIBU-   SALE OF FUND  BEFORE
                                           TAXES)     TAXES)(4)   TIONS)(4)    SHARES)(4)   TAXES)
----------------------------------------------------------------------------------------------------
TAX-FREE FLORIDA INSURED FUND(1,)(5)
---------------------------------------------------------------------------------------------------
1 year ended 8/31/05                       ____%        ____%       ____%        ____%       ____%
---------------------------------------------------------------------------------------------------
5 years ended 8/31/05                      ____%        ____%       ____%        ____%       ____%
---------------------------------------------------------------------------------------------------
10 years or Life of Fund ended 8/31/05     ____%        ____%       ____%        ____%       ____%
---------------------------------------------------------------------------------------------------
TAX-FREE IDAHO FUND(1)
---------------------------------------------------------------------------------------------------
1 year ended 8/31/05                       ____%        ____%       ____%        ____%       ____%
---------------------------------------------------------------------------------------------------
5 years ended 8/31/05                      ____%        ____%       ____%        ____%       ____%
---------------------------------------------------------------------------------------------------
Life of Fund ended 8/31/05                 ____%        ____%       ____%        ____%       ____%
---------------------------------------------------------------------------------------------------
TAX-FREE MINNESOTA FUND(1)
---------------------------------------------------------------------------------------------------
1 year ended 8/31/05                       ____%        ____%       ____%        ____%       ____%
---------------------------------------------------------------------------------------------------
5 years ended 8/31/05                      ____%        ____%       ____%        ____%       ____%
---------------------------------------------------------------------------------------------------
10 years or Life of Fund ended 8/31/05     ____%        ____%       ____%        ____%       ____%
---------------------------------------------------------------------------------------------------
TAX-FREE MINNESOTA INSURED FUND(1)
---------------------------------------------------------------------------------------------------
1 year ended 8/31/05                       ____%        ____%       ____%        ____%       ____%
---------------------------------------------------------------------------------------------------
5 years ended 8/31/05                      ____%        ____%       ____%        ____%       ____%
---------------------------------------------------------------------------------------------------
10 years or Life of Fund ended 8/31/05     ____%        ____%       ____%        ____%       ____%
---------------------------------------------------------------------------------------------------
TAX-FREE MINNESOTA INTERMEDIATE FUND(1)
---------------------------------------------------------------------------------------------------
1 year ended 8/31/05                       ____%        ____%       ____%        ____%       ____%
---------------------------------------------------------------------------------------------------
5 years ended 8/31/05                      ____%        ____%       ____%        ____%       ____%
---------------------------------------------------------------------------------------------------
10 years or Life of Fund ended 8/31/05     ____%        ____%       ____%        ____%       ____%
---------------------------------------------------------------------------------------------------

(1) Reflects applicable expense caps in effect during the periods. See Investment Management Agreement for information regarding expense caps for the Fund. In the absence of such waivers, performance would have been affected negatively.
(2) Effective November 18, 2002, the maximum front-end sales charge is 4.50%. The above performance numbers have been calculated using 4.50% as the applicable sales charge for all time periods. Effective June 9, 1997, the Tax-Free Minnesota Intermediate Fund's maximum front-end sales charge was reduced from 3.00% to 2.75%. The above performance numbers have been calculated using 2.75% as the applicable sales charge for all time periods, and are more favorable than they would have been had they been calculated using the former front-end sales charges.
(3) Effective November 18, 2002, the CDSC schedule for Class B Shares is: 4.00% during the first year, 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter. For the Tax-Free Minnesota Intermediate Fund, the CDSC schedule for Class B Shares is: 2.00% during the first year, 1.00% during the second and third years and 0% thereafter. The above figures have been calculated using these schedules.
(4) Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this schedule.
(5) Class C Shares were redeemed and outstanding from September 29, 1997 until December 18, 1997, when all of the outstanding Class C Shares were redeemed. There were no outstanding Class C Shares or shareholder activity from December 19, 1997 through January 7, 1999. The performance for Class C shares during the period from December 19, 1997 through January 7, 1999 is based on the performance of Class B shares.

                                                    AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CLASS B
                                                                     CLASS A                                          SHARES
                                                                   SHARES (AT                            CLASS B   (INCLUDING
                                                      CLASS A     OFFER AFTER               CLASS B       SHARES   CDSC AFTER
                                                     SHARES (AT     TAXES ON                SHARES     (INCLUDING   TAXES ON
                                          CLASS A    OFFER AFTER    DISTRIBU-   CLASS A   (INCLUDING   CDSC AFTER   DISTRIBU-
                                         SHARES (AT   TAXES ON     TIONS AND   SHARES (AT    CDSC       TAXES ON    TIONS AND
                                        OFFER BEFORE  DISTRIBU-   SALE OF FUND NAV BEFORE   BEFORE      DISTRIBU-  SALE OF FUND
                                          TAXES)(2)   TIONS)(2)    SHARES)(2)   TAXES)     TAXES)(3)    TIONS)(3)   SHARES)(3)
-------------------------------------------------------------------------------------------------------------------------------
MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND(1)
-------------------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/05                        ____%       ____%        ____%       ____%       ____%        ____%       ____%
-------------------------------------------------------------------------------------------------------------------------------
5 years ended 8/31/05                       ____%       ____%        ____%       ____%       ____%        ____%       ____%
-------------------------------------------------------------------------------------------------------------------------------
Life of Fund ended 8/31/05                  ____%       ____%        ____%       ____%       ____%        ____%       ____%
-------------------------------------------------------------------------------------------------------------------------------
TAX-FREE MISSOURI INSURED FUND(1)
-------------------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/05                        ____%       ____%        ____%       ____%       ____%        ____%       ____%
-------------------------------------------------------------------------------------------------------------------------------
5 years ended 8/31/05                       ____%       ____%        ____%       ____%       ____%        ____%       ____%
-------------------------------------------------------------------------------------------------------------------------------
10 years or Life of Fund ended 8/31/05      ____%       ____%        ____%       ____%       ____%        ____%       ____%
-------------------------------------------------------------------------------------------------------------------------------
TAX-FREE NEW YORK FUND(1)
-------------------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/05                        ____%       ____%        ____%       ____%       ____%        ____%       ____%
-------------------------------------------------------------------------------------------------------------------------------
5 years ended 8/31/05                       ____%       ____%        ____%       ____%       ____%        ____%       ____%
-------------------------------------------------------------------------------------------------------------------------------
10 years or Life of Fund ended 8/31/05      ____%       ____%        ____%       ____%       ____%        ____%       ____%
-------------------------------------------------------------------------------------------------------------------------------
TAX-FREE OREGON INSURED FUND(1)
-------------------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/05                        ____%       ____%        ____%       ____%       ____%        ____%       ____%
-------------------------------------------------------------------------------------------------------------------------------
5 years ended 8/31/05                       ____%       ____%        ____%       ____%       ____%        ____%       ____%
-------------------------------------------------------------------------------------------------------------------------------
10 years or Life of Fund ended 8/31/05      ____%       ____%        ____%       ____%       ____%        ____%       ____%
-------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                                                   CLASS C
                                                                                   SHARES
                                                                      CLASS C    (INCLUDING
                                             CLASS B      CLASS C     SHARES     CDSC AFTER    CLASS C
                                             SHARES       SHARES    (INCLUDING    TAXES ON     SHARES
                                           (EXCLUDING   (INCLUDING  CDSC AFTER    DISTRIBU-  (EXCLUDING
                                              CDSC         CDSC      TAXES ON     TIONS AND     CDSC
                                              BEFORE    BEFORE  OF   DISTRIBU-  (SALE OF FUND  BEFORE
                                              TAXES)     TAXES)(4)   TIONS)(4)    SHARES)(4)   TAXES)
------------------------------------------------------------------------------------------------------
MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND(1)
------------------------------------------------------------------------------------------------------
1 year ended 8/31/05                          ____%        ____%       ____%        ____%       ____%
------------------------------------------------------------------------------------------------------
5 years ended 8/31/05                         ____%        ____%       ____%        ____%       ____%
------------------------------------------------------------------------------------------------------
Life of Fund ended 8/31/05                    ____%        ____%       ____%        ____%       ____%
------------------------------------------------------------------------------------------------------
TAX-FREE MISSOURI INSURED FUND(1)
------------------------------------------------------------------------------------------------------
1 year ended 8/31/05                          ____%        ____%       ____%        ____%       ____%
------------------------------------------------------------------------------------------------------
5 years ended 8/31/05                         ____%        ____%       ____%        ____%       ____%
------------------------------------------------------------------------------------------------------
10 years or Life of Fund ended 8/31/05        ____%        ____%       ____%        ____%       ____%
------------------------------------------------------------------------------------------------------
TAX-FREE NEW YORK FUND(1)
------------------------------------------------------------------------------------------------------
1 year ended 8/31/05                          ____%        ____%       ____%        ____%       ____%
------------------------------------------------------------------------------------------------------
5 years ended 8/31/05                         ____%        ____%       ____%        ____%       ____%
------------------------------------------------------------------------------------------------------
10 years or Life of Fund ended 8/31/05        ____%        ____%       ____%        ____%       ____%
------------------------------------------------------------------------------------------------------
TAX-FREE OREGON INSURED FUND(1)
------------------------------------------------------------------------------------------------------
1 year ended 8/31/05                          ____%        ____%       ____%        ____%       ____%
------------------------------------------------------------------------------------------------------
5 years ended 8/31/05                         ____%        ____%       ____%        ____%       ____%
------------------------------------------------------------------------------------------------------
10 years or Life of Fund ended 8/31/05        ____%        ____%       ____%        ____%       ____%
------------------------------------------------------------------------------------------------------


(1) Reflects applicable expense caps in effect during the periods. See Investment Management Agreement for information regarding expense caps for the Fund. In the absence of such waivers, performance would have been affected negatively.
(2) Effective November 18, 2002, the maximum front-end sales charge is 4.50%. The above performance numbers have been calculated using 4.50% as the applicable sales charge for all time periods.
(3) Effective November 18, 2002, the CDSC schedule for Class B Shares is: 4.00% during the first year, 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter. The above figures have been calculated using this schedule.
(4) Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this schedule.

         Each Fund may also quote its respective Classes' current yield in advertisements and investor communications. The yield computation is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the resulting figure, according to the following formula:
                                                      a-b 6
                                 YIELD = 2[(-------- + 1) -- 1]
                                                 cd
                 Where:  a    =   dividends and interest earned during the
                                  period;

                         b    =   expenses accrued for the period (net of
                                  reimbursements);

                         c    =   the average daily number of shares outstanding
                                  during the period that were entitled to
                                  receive dividends; and
                         d    =   the maximum offering price per share on the
                                  last day of the period.

         The above formula will be used in calculating quotations of yield for each Class, based on specified 30-day periods identified in advertising by the Funds. Using this formula, the yields for the Funds for the 30-day period ended August 31, 2004 were as follows:

                                       30-DAY YIELD AT 8/31/05*
Tax-Free Arizona Insured Fund - Class A ____%   Tax-Free Minnesota Insured Fund - Class A      ____%
Tax-Free Arizona Insured Fund - Class B ____%   Tax-Free Minnesota Insured Fund - Class B      ____%
Tax-Free Arizona Insured Fund - Class C ____%   Tax-Free Minnesota Insured Fund - Class C      ____%
Tax-Free California Fund - Class A      ____%   Tax-Free Minnesota Intermediate Fund - Class A ____%
Tax-Free California Fund - Class B      ____%   Tax-Free Minnesota Intermediate Fund - Class B ____%
Tax-Free California Fund - Class C      ____%   Tax-Free Minnesota Intermediate Fund - Class C ____%
Tax-Free Colorado Fund - Class A        ____%   Minnesota High-Yield Fund - Class A            ____%
Tax-Free Colorado Fund - Class B        ____%   Minnesota High-Yield Fund - Class B            ____%
Tax-Free Colorado Fund - Class C        ____%   Minnesota High-Yield Fund - Class C            ____%
Tax-Free Florida Insured Fund - Class A ____%   Tax-Free Missouri Insured Fund - Class A       ____%
Tax-Free Florida Insured Fund - Class B ____%   Tax-Free Missouri Insured Fund - Class B       ____%
Tax-Free Florida Insured Fund - Class C ____%   Tax-Free Missouri Insured Fund - Class C       ____%
Tax-Free Idaho Fund - Class A           ____%   Tax-Free New York Fund - Class A               ____%
Tax-Free Idaho Fund - Class B           ____%   Tax-Free New York Fund - Class B               ____%
Tax-Free Idaho Fund - Class C           ____%   Tax-Free New York Fund - Class C               ____%
Tax-Free Minnesota Fund - Class A       ____%   Tax-Free Oregon Insured Fund - Class A         ____%
Tax-Free Minnesota Fund - Class B       ____%   Tax-Free Oregon Insured Fund - Class B         ____%
Tax-Free Minnesota Fund - Class C       ____%   Tax-Free Oregon Insured Fund - Class C         ____%

* Reflects fee waivers and payment of expenses in effect for the Funds during the period. Performance would have been lower without fee waivers and expense payments. See Investment Management Agreements for information about fee waivers and expense payments.

         Yield calculations assume the maximum front-end sales charge, if any, and do not reflect the deduction of any CDSC or Limited CDSC. Actual yield on Class A Shares may be affected by variations in front-end sales charges on investments. Past performance, such as is reflected in quoted yields, should not be considered as a representation of the results which may be realized from an investment in any Class of a Fund in the future.

         The Funds may also publish a tax-equivalent yield for a Class based on federal tax rates and, if applicable, state tax rates, which demonstrates the taxable yield necessary to produce an after-tax yield equivalent to such Class' yield. Taxable equivalent yield is computed by dividing that portion of a Class' yield which is tax exempt by one minus a stated marginal income tax rate and adding the product to that portion, if any, of the yield of that Fund that is not tax exempt.

         The taxable equivalent yields for the Funds for the 30-day period ended August 31, 2005 are set forth below. These taxable equivalent yields are based on the Federal marginal income tax rates combined with state marginal income tax rates. Each combined marginal rate assumes a single taxpayer and that state income taxes paid are fully deductible for purposes of computing federal taxable income. The combined marginal rates do not reflect federal rules concerning the phase-out of personal exemptions and limitations on the allowance of itemized deductions for certain high-income taxpayers. In addition, the combined marginal rates do not reflect any state personal property taxes, such as the Florida intangible tax, or any local taxes that may apply. The highest state marginal tax rate was used for each Federal taxable income bracket.

         ---------------------------------------------------------- ----------------------------------------------------------
                                                                                            ARIZONA*
         ---------------------------------------------------------- ----------------------------------------------------------
                                                                           27.81%        31.40%         36.16%         38.28%
         ---------------------------------------------------------- -------------- ------------- -------------- --------------
         Tax-Free Arizona Insured Fund - Class A                            ____%         ____%          ____%          ____%
         ---------------------------------------------------------- -------------- ------------- -------------- --------------
         Tax-Free Arizona Insured Fund - Class B                            ____%         ____%          ____%          ____%
         ---------------------------------------------------------- -------------- ------------- -------------- --------------
         Tax-Free Arizona Insured Fund - Class C                            ____%         ____%          ____%          ____%
         ---------------------------------------------------------- ----------------------------------------------------------
                                                                                           CALIFORNIA*
         ---------------------------------------------------------- -------------- ------------- -------------- --------------
                                                                           31.98%        34.70%         39.23%         41.05%
         ---------------------------------------------------------- -------------- ------------- -------------- --------------
         Tax-Free California Fund - Class A                                 ____%         ____%          ____%          ____%
         ---------------------------------------------------------- -------------- ------------- -------------- --------------
         Tax-Free California Fund - Class B                                 ____%         ____%          ____%          ____%
         ---------------------------------------------------------- -------------- ------------- -------------- --------------
         Tax-Free California Fund - Class C                                 ____%         ____%          ____%          ____%
         ---------------------------------------------------------- ----------------------------------------------------------
                                                                                            COLORADO*
         ---------------------------------------------------------- -------------- ------------- -------------- --------------
                                                                           28.47%        31.33%         36.10%         38.01%
         ---------------------------------------------------------- -------------- ------------- -------------- --------------
         Tax-Free Colorado Fund - Class A                                   ____%         ____%          ____%          ____%
         ---------------------------------------------------------- -------------- ------------- -------------- --------------
         Tax-Free Colorado Fund - Class B                                   ____%         ____%          ____%          ____%
         ---------------------------------------------------------- -------------- ------------- -------------- --------------
         Tax-Free Colorado Fund - Class C                                   ____%         ____%          ____%          ____%
         ---------------------------------------------------------- ----------------------------------------------------------
                                                                                            FLORIDA*
         ---------------------------------------------------------- -------------- ------------- -------------- --------------
                                                                           25.00%        28.00%         33.00%         35.00%
         ---------------------------------------------------------- -------------- ------------- -------------- --------------
         Tax-Free Florida Insured Fund - Class A                            ____%         ____%          ____%          ____%
         ---------------------------------------------------------- -------------- ------------- -------------- --------------
         Tax-Free Florida Insured Fund - Class B                            ____%         ____%          ____%          ____%
         ---------------------------------------------------------- -------------- ------------- -------------- --------------
         Tax-Free Florida Insured Fund - Class C                            ____%         ____%          ____%          ____%
         ---------------------------------------------------------- -------------- ------------- -------------- --------------

         ---------------------------------------------------------- ----------------------------------------------------------
                                                                                             IDAHO*
         ---------------------------------------------------------- -------------- ------------- -------------- --------------
                                                                           30.85%        33.62%         38.23%         40.07%
         ---------------------------------------------------------- -------------- ------------- -------------- --------------
         Tax-Free Idaho Fund - Class A                                      ____%         ____%          ____%          ____%
         ---------------------------------------------------------- -------------- ------------- -------------- --------------
         Tax-Free Idaho Fund - Class B                                      ____%         ____%          ____%          ____%
         ---------------------------------------------------------- -------------- ------------- -------------- --------------
         Tax-Free Idaho Fund - Class C                                      ____%         ____%          ____%          ____%
         ---------------------------------------------------------- -------------- ------------- -------------- --------------


         ---------------------------------------------------------- ----------------------------------------------------------
                                                                                           MINNESOTA*
         ---------------------------------------------------------- ----------------------------------------------------------
                                                                           30.29%        33.65%         38.26%         40.10%
         ---------------------------------------------------------- -------------- ------------- -------------- --------------
         Tax-Free Minnesota Fund - Class A                                  ____%         ____%          ____%          ____%
         ---------------------------------------------------------- -------------- ------------- -------------- --------------
         Tax-Free Minnesota Fund - Class B                                  ____%         ____%          ____%          ____%
         ---------------------------------------------------------- -------------- ------------- -------------- --------------
         Tax-Free Minnesota Fund - Class C                                  ____%         ____%          ____%          ____%
         ---------------------------------------------------------- -------------- ------------- -------------- --------------
         Tax-Free Minnesota Insured Fund - Class A                          ____%         ____%          ____%          ____%
         ---------------------------------------------------------- -------------- ------------- -------------- --------------
         Tax-Free Minnesota Insured Fund - Class B                          ____%         ____%          ____%          ____%
         ---------------------------------------------------------- -------------- ------------- -------------- --------------
         Tax-Free Minnesota Insured Fund - Class C                          ____%         ____%          ____%          ____%
         ---------------------------------------------------------- -------------- ------------- -------------- --------------
         Tax-Free Minnesota Intermediate Fund - Class A                     ____%         ____%          ____%          ____%
         ---------------------------------------------------------- -------------- ------------- -------------- --------------
         Tax-Free Minnesota Intermediate Fund - Class B                     ____%         ____%          ____%          ____%
         ---------------------------------------------------------- -------------- ------------- -------------- --------------
         Tax-Free Minnesota Intermediate Fund - Class C                     ____%         ____%          ____%          ____%
         ---------------------------------------------------------- -------------- ------------- -------------- --------------
         Minnesota High-Yield Fund - Class A                                ____%         ____%          ____%          ____%
         ---------------------------------------------------------- -------------- ------------- -------------- --------------
         Minnesota High-Yield Fund - Class B                                ____%         ____%          ____%          ____%
         ---------------------------------------------------------- -------------- ------------- -------------- --------------
         Minnesota High-Yield Fund - Class C                                ____%         ____%          ____%          ____%
         ---------------------------------------------------------- ----------------------------------------------------------
                                                                                            MISSOURI*
         ---------------------------------------------------------- ----------------------------------------------------------
                                                                           29.50%        32.32%         37.02%         38.90%
         ---------------------------------------------------------- -------------- ------------- -------------- --------------
         Tax-Free Missouri Insured Fund - Class A                           ____%         ____%          ____%          ____%
         ---------------------------------------------------------- -------------- ------------- -------------- --------------
         Tax-Free Missouri Insured Fund - Class B                           ____%         ____%          ____%          ____%
         ---------------------------------------------------------- -------------- ------------- -------------- --------------
         Tax-Free Missouri Insured Fund - Class C                           ____%         ____%          ____%          ____%
         ---------------------------------------------------------- ----------------------------------------------------------
                                                                                            NEW YORK*
         ---------------------------------------------------------- ----------------------------------------------------------
                                                                           32.54%        35.24%         39.73%         41.53%
         ---------------------------------------------------------- -------------- ------------- -------------- --------------
         Tax-Free New York Fund - Class A                                   ____%         ____%          ____%          ____%
         ---------------------------------------------------------- -------------- ------------- -------------- --------------
         Tax-Free New York Fund - Class B                                   ____%         ____%          ____%          ____%
         ---------------------------------------------------------- -------------- ------------- -------------- --------------
         Tax-Free New York Fund - Class C                                   ____%         ____%          ____%          ____%
         ---------------------------------------------------------- -------------- ------------- -------------- --------------

         ---------------------------------------------------------- ----------------------------------------------------------
                                                                                             OREGON*
         ---------------------------------------------------------- ----------------------------------------------------------
                                                                           31.75%        34.48%         39.03%         40.85%
         ---------------------------------------------------------- -------------- ------------- -------------- --------------
         Tax-Free Oregon Insured Fund - Class A                             ____%         ____%          ____%          ____%
         ---------------------------------------------------------- -------------- ------------- -------------- --------------
         Tax-Free Oregon Insured Fund - Class B                             ____%         ____%          ____%          ____%
         ---------------------------------------------------------- -------------- ------------- -------------- --------------
         Tax-Free Oregon Insured Fund - Class C                             ____%         ____%          ____%          ____%
         ---------------------------------------------------------- -------------- ------------- -------------- --------------

        * Reflects fee waivers and payment of expenses in effect for the Funds during the period. Performance would have been lower without fee waivers and expense payments. See Investment Management Agreements for information about fee waivers and expense payments

         Investors should note that the income earned and dividends paid by a Fund will vary with the fluctuation of interest rates and performance of the portfolio. The net asset value of a Fund may change. Unlike money market funds, each Fund invests in longer-term securities that fluctuate in value and do so in a manner inversely correlated with changing interest rates. Each Fund's net asset value will tend to rise when interest rates fall. Conversely, each Fund's net asset values will tend to fall as interest rates rise. Normally, fluctuations in interest rates have a greater effect on the prices of longer-term bonds. The value of the securities held in a Fund will vary from day to day and investors should consider the volatility of a Fund's net asset values as well as the yield before making a decision to invest.

DOLLAR-COST AVERAGING
        For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval - for example, monthly or quarterly - as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

        Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. Investors also should consider their financial ability to continue to purchase shares during periods of low fund share prices. Delaware Investments offers three services - Automatic Investing Plan, Direct Deposit Purchase Plan and the Wealth Builder Option - that can help to keep your regular investment program on track. See Investing by Electronic Fund Transfer - Direct Deposit Purchase Plan, Investing by Electronic Fund Transfer - Automatic Investing Plan and Wealth Builder Option under Investment Plans for a complete description of these services, including restrictions or limitations.

        The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share of a stock or bond fund over a period of time will be lower than the average price per share of the same time period.

                         INVESTMENT         PRICE PER          NUMBER OF SHARES
                           AMOUNT             SHARE               PURCHASED

Month 1                     $100             $10.00                    10
Month 2                     $100             $12.50                     8
Month 3                     $100              $5.00                    20
Month 4                     $100             $10.00                    10
-------------------- ----------------- ------------------ ----------------------
                            $400             $37.50                    48

Total Amount Invested: $400
Total Number of Shares Purchased:  48
Average Price Per Share: $9.38 ($37.50/4)
Average Cost Per Share: $8.33 ($400/48 shares)

         This example is for illustration purposes only. It is not intended to represent the actual performance of any stock or bond fund in the Delaware Investments family. Dollar-cost averaging can be appropriate for investments in shares of funds that tend to fluctuate in value. Please obtain the prospectus of any fund in the Delaware Investments family in which you plan to invest through a dollar-cost averaging program. The prospectus contains additional information, including charges and expenses. Please read it carefully before you invest or send money.

THE POWER OF COMPOUNDING

        When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding. Each Fund may include illustrations showing the power of compounding in advertisements and other types of literature.

TRADING PRACTICES AND BROKERAGE

        The Funds select brokers, dealers and banks to execute transactions on behalf of a Fund for the purchase or sale of portfolio securities on the basis of the Manager's judgment of their professional capability to provide the service. The primary consideration is to have banks, brokers or dealers execute transactions at best execution. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. When a commission is paid, a Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of the Manager's trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty. Trades generally are made on a net basis where a Fund either buys or sells the securities directly from or to a broker, dealer or bank. In these instances, there is no direct commission charged but there is a spread (the difference between the ask and bid price) which is the equivalent of a commission.

         During the fiscal years ended August 31, 2003, 2004 and 2005, [no brokerage commissions] were paid by the Funds.

         During the fiscal year ended August 31, 2005, [Fund, as applicable] acquired and sold securities of ____________________, each a regular broker/dealer. On August 31, 2005, the [Fund, as applicable] owned the following amounts of securities of its regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act, or their parents: _______, with an approximate aggregate market value of $____________.

        The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

        During the fiscal year ended August 31, 2005, there were [no portfolio transactions] of any Fund resulting in brokerage commissions directed to brokers for brokerage and research services.

        As provided in the Securities Exchange Act of 1934 (the "1934 Act") and the Investment Management Agreement for each Fund, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Funds believe that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Funds and to other funds in the Delaware Investments family. Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

        The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order that receives allocation may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

        Consistent with the NASD Regulation, Inc. ("NASDR(SM)"), and subject to seeking best execution, the Funds may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Investments family such as custodian fees.

PORTFOLIO TURNOVER
        Portfolio trading will be undertaken principally to accomplish each Fund's objective in relation to anticipated movements in the general level of interest rates. A Fund is free to dispose of portfolio securities at any time, subject to complying with the Code and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the investment objective. A Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover. Such a turnover always will be incidental to transactions undertaken with a view to achieving a Fund's investment objective.

        The degree of portfolio activity may affect brokerage costs of a Fund and taxes payable by such Fund's shareholders. A turnover rate of 100% would occur, for example, if all the investments in a Fund's portfolio at the beginning of the year were replaced by the end of the year, or if a single investment was frequently traded. In investing to achieve its investment objective, a Fund may hold securities for any period of time. A Fund's portfolio turnover will be increased if that Fund writes a large number of call options which are subsequently exercised. To the extent a Fund realizes gains on securities held for less than six months, such gains are taxable to the shareholder subject to tax or to a Fund at ordinary income tax rates. The turnover rate also may be affected by cash requirements from redemptions and repurchases of Fund shares. High portfolio turnover involves correspondingly greater brokerage costs and may affect taxes payable by shareholders that are subject to federal income taxes.

        The portfolio turnover rate of a Fund is calculated by dividing the lesser of purchases or sales of securities for the particular fiscal year by the monthly average of the value of the securities owned by the Fund during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.

        The portfolio turnover rates for each Fund for the past two fiscal periods were as follows:

       FUND                                                  2005          2004
       Tax-Free Arizona Insured Fund                        ____%          19%
       Tax-Free California Fund                             ____%          48%
       Tax-Free Colorado Fund                               ____%          13%
       Tax-Free Florida Insured Fund                        ____%           3%
       Tax-Free Idaho Fund                                  ____%          19%
       Tax-Free Minnesota Fund                              ____%          25%
       Tax-Free Minnesota Insured Fund                      ____%          15%
       Tax-Free Minnesota Intermediate Fund                 ____%          30%
       Minnesota High-Yield Municipal Bond Fund             ____%          24%
       Tax-Free Missouri Insured Fund                       ____%          20%
       Tax-Free New York Fund                               ____%          26%
       Tax-Free Oregon Insured Fund                         ____%          16%

       The Funds generally have a portfolio turnover rate below 100%.


PURCHASING SHARES

        The Distributor serves as the national distributor for each Fund's shares and has agreed to use its best efforts to sell shares of each Fund. See the Prospectus for additional information on how to invest. Shares of each Fund are offered on a continuous basis and may be purchased through authorized investment dealers or directly by contacting a Fund or the Distributor.

        The minimum initial investment generally is $1,000 for each Class of each Fund. Subsequent purchases generally must be at least $100. The initial and subsequent minimum investments for Class A Shares will be waived for purchases by officers, directors or trustees and employees of any fund in the Delaware Investments family, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner strategy selected.

        Each purchase of Class B Shares is subject to a maximum purchase limitation of $100,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. A Fund will reject any purchase order of more than $100,000 of Class B Shares and $1,000,000 or more for Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more of Class A Shares which are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

         Selling dealers have the responsibility of transmitting orders promptly. Each Fund reserves the right to reject any order for the purchase of its shares if in the opinion of management such rejection is in such Fund's best interest. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. A Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

         Each Fund also reserves the right, following shareholder notification, to charge a service fee on accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

         Each Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

        The NASDR(SM) has adopted amendments to its Conduct Rules relating to investment company sales charges. The Funds and the Distributor intend to operate in compliance with these rules.

        Class A Shares of Tax-Free Funds, Tax-Free Insured Funds and Minnesota High-Yield Fund are purchased at the offering price which reflects a maximum front-end sales charge of 4.50%. Class A Shares of Tax-Free Minnesota Intermediate Fund are also purchased at the offering price which reflects a maximum front-end sales charge of 2.75%. Lower sales charges apply for larger purchases. See the table in the Prospectus. Class A Shares are also subject to annual 12b-1 Plan expenses for the life of the investment.

        Class B Shares of Tax-Free Funds, Tax-Free Insured Funds and Minnesota High-Yield Fund are purchased at net asset value and are subject to a CDSC of:
(i) 4.00% if shares are redeemed within the first year of purchase; (ii) 3.00% if shares are redeemed during the second year following purchase; (iii) 2.25% if shares are redeemed during the third year following purchase; (iv) 1.50% if shares are redeemed during the fourth and fifth years following purchase; (v) 1.00% if shares are redeemed during the sixth year following purchase; and (vi) 0% thereafter. Shares of such Funds are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against Class B Shares for approximately eight years after purchase. Class B Shares of Tax-Free Funds, Tax-Free Insured Funds and Minnesota High-Yield Fund will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.25% of average daily net assets of such shares. See Automatic Conversion of Class B Shares, below.

        Class B Shares of Tax-Free Minnesota Intermediate Fund are purchased at net asset value and are subject to a CDSC of: (i) 2.00% if shares are redeemed within the first year of purchase; (ii) 1.00% if shares are redeemed during the second and third years following purchase; and (iii) 0% thereafter. Shares of such Funds are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against Class B Shares for approximately five years after purchase. Class B Shares of Tax-Free Minnesota Intermediate Fund will automatically convert to Class A Shares at the end of approximately five years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.25% of average daily net assets of such shares. See Automatic Conversion of Class B Shares, below.

        Class C Shares of each Fund are purchased at net asset value and are subject to a CDSC of 1.00% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject. Unlike Class B Shares, Class C Shares do not convert to another class.

        Class A Shares, Class B Shares and Class C Shares represent a proportionate interest in a Fund's assets and will receive a proportionate interest in that Fund's income, before application, as to Class A Shares, Class B Shares and Class C Shares, of any expenses under the Fund's 12b-1 Plans.

        See Determining Offering Price and Net Asset Value and Plans Under Rule 12b-1 in this Part B.

        Certificates representing shares purchased are not ordinarily issued. Purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact a Fund for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

ALTERNATIVE PURCHASE ARRANGEMENTS
        The alternative purchase arrangements of Class A, Class B and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.25% of the average daily net assets of Class A Shares, or to purchase either Class B Shares or Class C Shares and have the entire initial purchase amount invested in a Fund with the investment thereafter subject to a CDSC and annual 12b-1 expenses.

         The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of the classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.

         For the distribution and related services provided to, and the expenses borne on behalf of, the Funds, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisors may receive different compensation for selling Class A Shares, Class B Shares and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Plans under Rule 12b-1.

         Dividends, if any, paid on Class A Shares, Class B Shares and Class C Shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See Determining Offering Price and Net Asset Value.

CLASS A SHARES

        Purchases of $100,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the tables in the Prospectus, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Special Purchase Features - Class A Shares, below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

        From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charge. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of funds in the Delaware Investments family may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws.

DEALER'S COMMISSION
        As described in the Prospectus, for initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisors through whom such purchases are effected.

         For accounts with assets over $1 million, the dealer commission resets annually to the highest incremental commission rate on the anniversary of the first purchase. In determining a financial advisor's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Investments funds as to which a Limited CDSC applies (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange) may be aggregated with those of the Class A Shares of a Fund. Financial advisors also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisors should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

         An exchange from other Delaware Investments funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES AND CLASS C SHARES
         Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within prescribed periods after purchase may be subject to a CDSC imposed at the rates and within the time periods set forth above, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemption of shares acquired through the reinvestment of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of a Fund, even if those shares are later exchanged for shares of another Delaware Investments fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange. See Waiver of Contingent Deferred Sales Charge--Class B Shares and Class C Shares under Redemption and Exchange for a list of the instances in which the CDSC is waived.

         During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares of Tax-Free Funds, Tax-Free Insured Funds and Minnesota High-Yield Fund will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. See Automatic Conversion of Class B Shares, below. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.25% of average daily net assets of such shares.

        During the fourth year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares of Tax-Free Minnesota Intermediate Fund will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. See Automatic Conversion of Class B Shares, below. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.25% of average daily net assets representing such shares.

        In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that Class B Shares of Tax-Free Funds, Tax-Free Insured Funds and Minnesota High-Yield Fund held for more than six years and Class B Shares of Tax-Free Minnesota Intermediate Fund held for more than three years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year or three-year period, as applicable. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

        The CDSC is waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange.

DEFERRED SALES CHARGE ALTERNATIVE - CLASS B SHARES
         Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class B Shares of Tax-Free Funds, Tax-Free Insured Funds and Minnesota High-Yield Fund at the time of purchase from its own assets in an amount equal to no more than 4% of the dollar amount purchased. Such payments for Class B Shares of Tax-Free Minnesota Intermediate Fund is currently in an amount equal to no more than 2%. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% for approximately eight years after purchase for Tax-Free Funds, Tax-Free Insured Funds and Minnesota High-Yield Fund and approximately five years after purchase for Tax-Free Minnesota Intermediate Fund and, if Class B Shares of Tax-Free Funds, Tax-Free Insured Funds and Minnesota High-Yield Fund are redeemed within six years of purchase and Class B Shares of Tax-Free Minnesota Intermediate Fund are redeemed within three years of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees, if any, are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for a Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

         Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Part B, even after the exchange. Tax-Free Funds' Class B Shares, Tax-Free Insured Funds' Class B Shares and Minnesota High-Yield Fund's Class C Shares CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

AUTOMATIC CONVERSION OF CLASS B SHARES
         Class B Shares of Tax-Free Funds, Tax-Free Insured Funds and Minnesota High-Yield Fund, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Class B Shares of Tax-Free Minnesota Intermediate Fund, other than shares acquired through reinvestment of dividends, held for five years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the 18th business day or next business day of March, June, September and December (each, a "Conversion Date"). If, as applicable, the eighth or fifth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If such anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after the anniversary. Consequently, if a shareholder's anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after, as applicable, the eighth or fifth anniversary of purchase before the shares will automatically convert into Class A Shares. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.25% of average daily net assets representing such shares.

         Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, the Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

         All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.

LEVEL SALES CHARGE ALTERNATIVE - CLASS C SHARES
         Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

         Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Part B. See Redemption and Exchange.

PLANS UNDER RULE 12B-1
        Pursuant to Rule 12b-1 under the 1940 Act, each of the Class A Shares, Class B Shares and Class C Shares of the Funds have a separate distribution plan under Rule 12b-1 (the "Plans"). Each Plan permits the particular Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the Class to which the Plan applies. Such shares are not included in calculating the Plans' fees.

        The Plans permit the Funds, pursuant to its Distribution Agreement, to pay out of the assets of the respective Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of the shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. The Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

        In addition, each Fund may make payments out of the assets of the respective Class A Shares, Class B Shares and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such Classes.

        The maximum aggregate fee payable by a Fund under its Plans, and each Fund's Distribution Agreement, is on an annual basis, up to 0.25% of average daily net assets of Class A Shares, and up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and Class C Shares' average daily net assets for the year. The Distributor may contractually waive these amounts or a portion of the amount at any time.

        All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A Shares, Class B Shares and Class C Shares would be borne by such persons without any payment from such Classes. Subject to seeking best execution, a Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans. From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

        The Plans and the Distribution Agreements, as amended, have been approved by the Board of Trustees of each Fund, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Plans, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Distribution Agreements. Continuation of the Plans and the Distribution Agreements, as amended, must be approved annually by the Board of Trustees in the same manner as specified above.

        Each year, the trustees must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares and Class C Shares of each Fund and that there is a reasonable likelihood of the Plan relating to a Class providing a benefit to that Class. The Plans and the Distribution Agreements, as amended, may be terminated at any time without penalty by a majority of those trustees who are not "interested persons" or by a majority vote of the relevant Fund Class' outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Fund Class' outstanding voting securities, as well as by a majority vote of those trustees who are not "interested persons." With respect to each Class A Shares' Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of the respective Fund's B Class. Also, any other material amendment to the Plans must be approved by a majority vote of the trustees including a majority of the noninterested trustees of the Funds having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of trustees who are not "interested persons" of the Funds must be effected by the trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

        The following table shows the amounts paid under each Class' 12b-1 Plan for the fiscal year ended August 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    SALARY &
                                          ANNUAL/SEMI-                       DEALER  INTEREST ON   COMMISSION PROMOTIONAL
                                             ANNUAL     BROKER BROKER SALES  SERVICE  BROKER SALES      TO     BROKER   PROMOTIONAL
                               ADVERTISING  REPORTS     TRAILS    CHARGES    EXPENSES   CHARGES   WHOLESALERS MEETINGS     OTHER
------------------------------------------------------------------------------------------------------------------------------------
TAX-FREE ARIZONA INSURED FUND
------------------------------------------------------------------------------------------------------------------------------------
Class A                           $____      $____      $____      $____       $____      $____      $____     $_____     $_____
------------------------------------------------------------------------------------------------------------------------------------
Class B                           $____      $____      $____      $____       $____      $____      $____     $_____     $_____
------------------------------------------------------------------------------------------------------------------------------------
Class C                           $____      $____      $____      $____       $____      $____      $____     $_____     $_____
------------------------------------------------------------------------------------------------------------------------------------
TAX-FREE CALIFORNIA FUND
------------------------------------------------------------------------------------------------------------------------------------
Class A                           $____      $____      $____      $____       $____      $____      $____     $_____     $_____
------------------------------------------------------------------------------------------------------------------------------------
Class B                           $____      $____      $____      $____       $____      $____      $____     $_____     $_____
------------------------------------------------------------------------------------------------------------------------------------
Class C                           $____      $____      $____      $____       $____      $____      $____     $_____     $_____
------------------------------------------------------------------------------------------------------------------------------------
TAX-FREE COLORADO FUND
------------------------------------------------------------------------------------------------------------------------------------
Class A                           $____      $____      $____      $____       $____      $____      $____     $_____     $_____
------------------------------------------------------------------------------------------------------------------------------------
Class B                           $____      $____      $____      $____       $____      $____      $____     $_____     $_____
------------------------------------------------------------------------------------------------------------------------------------
Class C                           $____      $____      $____      $____       $____      $____      $____     $_____     $_____
------------------------------------------------------------------------------------------------------------------------------------
TAX-FREE FLORIDA INSURED FUND
------------------------------------------------------------------------------------------------------------------------------------
Class A                           $____      $____      $____      $____       $____      $____      $____     $_____     $_____
------------------------------------------------------------------------------------------------------------------------------------
Class B                           $____      $____      $____      $____       $____      $____      $____     $_____     $_____
------------------------------------------------------------------------------------------------------------------------------------
Class C                           $____      $____      $____      $____       $____      $____      $____     $_____     $_____
------------------------------------------------------------------------------------------------------------------------------------
TAX-FREE IDAHO FUND
------------------------------------------------------------------------------------------------------------------------------------
Class A                           $____      $____      $____      $____       $____      $____      $____     $_____     $_____
------------------------------------------------------------------------------------------------------------------------------------
Class B                           $____      $____      $____      $____       $____      $____      $____     $_____     $_____
------------------------------------------------------------------------------------------------------------------------------------
Class C                           $____      $____      $____      $____       $____      $____      $____     $_____     $_____
------------------------------------------------------------------------------------------------------------------------------------
TAX-FREE MINNESOTA FUND
------------------------------------------------------------------------------------------------------------------------------------
Class A                           $____      $____      $____      $____       $____      $____      $____     $_____     $_____
------------------------------------------------------------------------------------------------------------------------------------
Class B                           $____      $____      $____      $____       $____      $____      $____     $_____     $_____
------------------------------------------------------------------------------------------------------------------------------------
Class C                           $____      $____      $____      $____       $____      $____      $____     $_____     $_____
------------------------------------------------------------------------------------------------------------------------------------
TAX-FREE MINNESOTA INSURED FUND
------------------------------------------------------------------------------------------------------------------------------------
Class A                           $____      $____      $____      $____       $____      $____      $____     $_____     $_____
------------------------------------------------------------------------------------------------------------------------------------
Class B                           $____      $____      $____      $____       $____      $____      $____     $_____     $_____
------------------------------------------------------------------------------------------------------------------------------------
Class C                           $____      $____      $____      $____       $____      $____      $____     $_____     $_____
------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------


                                PROSPECTUS            WHOLESALER
                                PRINTING   TELEPHONE   EXPENSES    OTHER       TOTAL
-------------------------------------------------------------------------------------
TAX-FREE ARIZONA INSURED FUND
-------------------------------------------------------------------------------------
Class A                          $_____      $____     $_____      $____       $____
-------------------------------------------------------------------------------------
Class B                          $_____      $____     $_____      $____       $____
-------------------------------------------------------------------------------------
Class C                          $_____      $____     $_____      $____       $____
-------------------------------------------------------------------------------------
TAX-FREE CALIFORNIA FUND
-------------------------------------------------------------------------------------
Class A                          $_____      $____     $_____      $____       $____
-------------------------------------------------------------------------------------
Class B                          $_____      $____     $_____      $____       $____
-------------------------------------------------------------------------------------
Class C                          $_____      $____     $_____      $____       $____
-------------------------------------------------------------------------------------
TAX-FREE COLORADO FUND
-------------------------------------------------------------------------------------
Class A                          $_____      $____     $_____      $____       $____
-------------------------------------------------------------------------------------
Class B                          $_____      $____     $_____      $____       $____
-------------------------------------------------------------------------------------
Class C                          $_____      $____     $_____      $____       $____
-------------------------------------------------------------------------------------
TAX-FREE FLORIDA INSURED FUND
-------------------------------------------------------------------------------------
Class A                          $_____      $____     $_____      $____       $____
-------------------------------------------------------------------------------------
Class B                          $_____      $____     $_____      $____       $____
-------------------------------------------------------------------------------------
Class C                          $_____      $____     $_____      $____       $____
-------------------------------------------------------------------------------------
TAX-FREE IDAHO FUND
-------------------------------------------------------------------------------------
Class A                          $_____      $____     $_____      $____       $____
-------------------------------------------------------------------------------------
Class B                          $_____      $____     $_____      $____       $____
-------------------------------------------------------------------------------------
Class C                          $_____      $____     $_____      $____       $____
-------------------------------------------------------------------------------------
TAX-FREE MINNESOTA FUND
-------------------------------------------------------------------------------------
Class A                          $_____      $____     $_____      $____       $____
-------------------------------------------------------------------------------------
Class B                          $_____      $____     $_____      $____       $____
-------------------------------------------------------------------------------------
Class C                          $_____      $____     $_____      $____       $____
-------------------------------------------------------------------------------------
TAX-FREE MINNESOTA INSURED FUND
-------------------------------------------------------------------------------------
Class A                          $_____      $____     $_____      $____       $____
-------------------------------------------------------------------------------------
Class B                          $_____      $____     $_____      $____       $____
-------------------------------------------------------------------------------------
Class C                          $_____      $____     $_____      $____       $____
-------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     SALARY &
                                            ANNUAL/SEMI-                     DEALER   INTEREST ON   COMMISSION PROMOTIONAL
                                              ANNUAL  BROKER   BROKER SALES SERVICE   BROKER SALES    TO       BROKER  PROMOTIONAL
                               ADVERTISING   REPORTS   TRAILS     CHARGES    EXPENSES   CHARGES    WHOLESALERS MEETINGS    OTHER
------------------------------------------------------------------------------------------------------------------------------------
TAX-FREE MINNESOTA INTERMEDIATE FUND
------------------------------------------------------------------------------------------------------------------------------------
Class A                           $____      $____      $____      $____       $____      $____      $____     $_____     $_____
------------------------------------------------------------------------------------------------------------------------------------
Class B                           $____      $____      $____      $____       $____      $____      $____     $_____     $_____
------------------------------------------------------------------------------------------------------------------------------------
Class C                           $____      $____      $____      $____       $____      $____      $____     $_____     $_____
------------------------------------------------------------------------------------------------------------------------------------
MINNESOTA HIGH-YIELD FUND
------------------------------------------------------------------------------------------------------------------------------------
Class A                           $____      $____      $____      $____       $____      $____      $____     $_____     $_____
------------------------------------------------------------------------------------------------------------------------------------
Class B                           $____      $____      $____      $____       $____      $____      $____     $_____     $_____
------------------------------------------------------------------------------------------------------------------------------------
Class C                           $____      $____      $____      $____       $____      $____      $____     $_____     $_____
------------------------------------------------------------------------------------------------------------------------------------
TAX-FREE MISSOURI INSURED FUND
------------------------------------------------------------------------------------------------------------------------------------
Class A                           $____      $____      $____      $____       $____      $____      $____     $_____     $_____
------------------------------------------------------------------------------------------------------------------------------------
Class B                           $____      $____      $____      $____       $____      $____      $____     $_____     $_____
------------------------------------------------------------------------------------------------------------------------------------
Class C                           $____      $____      $____      $____       $____      $____      $____     $_____     $_____
------------------------------------------------------------------------------------------------------------------------------------
TAX-FREE NEW YORK FUND
------------------------------------------------------------------------------------------------------------------------------------
Class A                           $____      $____      $____      $____       $____      $____      $____     $_____     $_____
------------------------------------------------------------------------------------------------------------------------------------
Class B                           $____      $____      $____      $____       $____      $____      $____     $_____     $_____
------------------------------------------------------------------------------------------------------------------------------------
Class C                           $____      $____      $____      $____       $____      $____      $____     $_____     $_____
------------------------------------------------------------------------------------------------------------------------------------
TAX-FREE OREGON INSURED FUND
------------------------------------------------------------------------------------------------------------------------------------
Class A                           $____      $____      $____      $____       $____      $____      $____     $_____     $_____
------------------------------------------------------------------------------------------------------------------------------------
Class B                           $____      $____      $____      $____       $____      $____      $____     $_____     $_____
------------------------------------------------------------------------------------------------------------------------------------
Class C                           $____      $____      $____      $____       $____      $____      $____     $_____     $_____
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                    PROSPECTUS            WHOLESALER
                                     PRINTING   TELEPHONE  EXPENSES     OTHER      TOTAL
------------------------------------------------------------------------------------------
TAX-FREE MINNESOTA INTERMEDIATE FUND
------------------------------------------------------------------------------------------
Class A                               $_____      $____     $_____      $____       $____
------------------------------------------------------------------------------------------
Class B                               $_____      $____     $_____      $____       $____
------------------------------------------------------------------------------------------
Class C                               $_____      $____     $_____      $____       $____
------------------------------------------------------------------------------------------
MINNESOTA HIGH-YIELD FUND
------------------------------------------------------------------------------------------
Class A                               $_____      $____     $_____      $____       $____
------------------------------------------------------------------------------------------
Class B                               $_____      $____     $_____      $____       $____
------------------------------------------------------------------------------------------
Class C                               $_____      $____     $_____      $____       $____
------------------------------------------------------------------------------------------
TAX-FREE MISSOURI INSURED FUND
------------------------------------------------------------------------------------------
Class A                               $_____      $____     $_____      $____       $____
------------------------------------------------------------------------------------------
Class B                               $_____      $____     $_____      $____       $____
------------------------------------------------------------------------------------------
Class C                               $_____      $____     $_____      $____       $____
------------------------------------------------------------------------------------------
TAX-FREE NEW YORK FUND
------------------------------------------------------------------------------------------
Class A                               $_____      $____     $_____      $____       $____
------------------------------------------------------------------------------------------
Class B                               $_____      $____     $_____      $____       $____
------------------------------------------------------------------------------------------
Class C                               $_____      $____     $_____      $____       $____
------------------------------------------------------------------------------------------
TAX-FREE OREGON INSURED FUND
------------------------------------------------------------------------------------------
Class A                               $_____      $____     $_____      $____       $____
------------------------------------------------------------------------------------------
Class B                               $_____      $____     $_____      $____       $____
------------------------------------------------------------------------------------------
Class C                               $_____      $____     $_____      $____       $____
------------------------------------------------------------------------------------------

OTHER PAYMENTS TO DEALERS - CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
         From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the funds in the Delaware Investments family. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of fund shares in the Delaware Investments family.

SPECIAL PURCHASE FEATURES - CLASS A SHARES

BUYING CLASS A SHARES AT NET ASSET VALUE
         Class A Shares may be reinvested without a front-end sales charge under the Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

         Current and former officers, trustees/directors and employees of each Fund, any other fund in the Delaware Investments family, the Manager or any of the Manager's current affiliates and those that may in the future be created, legal counsel to the funds and registered representatives, and employees of broker/dealers who have entered into Dealer's Agreements with the Distributor may purchase Class A Shares of a Fund and any such class of shares of any of the other funds in the Delaware Investments family, including any fund that may be created, at net asset value per share. Family members (regardless of age) of such persons at their direction, and any employee benefit plan established by any of the foregoing funds, corporations, counsel or broker/dealers may also purchase shares at net asset value.

         Shareholders who own Class A shares of Delaware Cash Reserve Fund as a result of a liquidation of a fund in the Delaware Investments Family of Funds may exchange into Class A shares of another Fund at net asset value.

         Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months of a change of the registered representative's employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of funds in the Delaware Investments family. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisors affiliated with a broker or dealer, if such broker, dealer or investment advisor has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Such purchasers are required to sign a letter stating that the purchase is for investment only and that the securities may not be resold except to the issuer. Such purchasers may also be required to sign or deliver such other documents as the Funds may reasonably require to establish eligibility for purchase at net asset value.

         Each Fund must be notified in advance that the trade qualifies for purchase at net asset value.

LETTER OF INTENTION
         The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or the Funds, which provides for the holding in escrow by the Transfer Agent, of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Those purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all Classes of shares of a Fund and of the other mutual funds in Delaware Investments previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter, except as described below. Those purchasers cannot include shares that did not carry a front-end sales charge, CDSC or Limited CDSC, unless the purchaser acquired those shares through an exchange from a Delaware Investments fund that did carry a front-end sales charge, CDSC or Limited CDSC.

COMBINED PURCHASES PRIVILEGE
         When you determine the availability of the reduced front-end sales charges on Class A Shares, you can include, subject to the exceptions described below, the total amount of any Class of shares you own of a Fund and all other Delaware Investments mutual funds. In addition, if you are an investment advisory client of the Manager's affiliates you may include assets held in a stable value account in the total amount. However, you cannot include mutual fund shares that do not carry a front-end sales charge, CDSC or Limited CDSC, unless you acquired those shares through an exchange from a Delaware Investments mutual fund that did carry a front-end sales charge, CDSC or Limited CDSC.

         The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

RIGHT OF ACCUMULATION
         When you determine the availability of the reduced front-end sales charges on Class A Shares, you can include, subject to the exceptions described below, the total amount of any Class of shares you own of a Fund and all other Delaware Investments mutual funds. However, you cannot include mutual fund shares that do not carry a front-end sales charge, CDSC or Limited CDSC, unless you acquired those shares through an exchange from a Delaware Investments mutual fund that did carry a front-end sales charge, CDSC or Limited CDSC. Using the Tax-Free Funds as an example, if any such purchaser has previously purchased and still holds shares of Class A Shares of those Funds and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $60,000 at offering price of additional shares of a Tax-Free Fund, the charge applicable to the $60,000 purchase would be 3.00%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges in the Prospectus for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-MONTH REINVESTMENT PRIVILEGE
         Holders of Class A Shares and Class B Shares of a Fund who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in the same Class of the Fund or in the same Class of any of the other funds in the Delaware Investments family. In the case of Class A Shares, the reinvestment will not be assessed a front-end sales charge and in the case of Class B Shares, the amount of the CDSC previously charged on the redemption will be reimbursed by the Distributor. The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold. This reinvestment privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Investments family, offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of Class C Shares.

         Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. In the case of Class B Shares, the time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions as well as the automatic conversion into Class A Shares.

         A redemption and reinvestment of Class B Shares could have income tax consequences. Shareholders will receive from the Fund the amount of the CDSC paid at the time of redemption as part of the reinvested shares, which may be treated as a capital gain to the shareholder for tax purposes. It is recommended that a tax advisor be consulted with respect to such transactions.

         Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of the fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.


         Investors should consult their financial advisors or the Transfer Agent, which also serves as the Fund's shareholder servicing agent, about the applicability of the Class A Limited CDSC in connection with the features described above.


INVESTMENT PLANS

REINVESTMENT PLAN/OPEN ACCOUNT
         Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Classes in which an investor has an account (based on the net asset value of that Fund in effect on the reinvestment date) and will be credited to the shareholder's account on that date. A confirmation of each dividend payment from net investment income will be mailed to shareholders quarterly. A confirmation of each distribution from realized securities profits, if any, will be mailed to shareholders in the first quarter of the fiscal year.

         Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the specific Fund and Class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectus and this Part B, are made for Class A Shares at the public offering price and for Class B Shares and Class C Shares at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

REINVESTMENT OF DIVIDENDS IN OTHER FUNDS IN THE DELAWARE INVESTMENTS FAMILY
         Subject to applicable eligibility and minimum initial purchase requirements, and the limitations set forth below, holders of Class A Shares, Class B Shares and Class C Shares may automatically reinvest dividends and/or distributions from a Fund in any of the other mutual funds in the Delaware Investments family, including the Funds, in states where their shares may be sold. Such investments will be made at net asset value per share at the close of business on the reinvestment date without any front-end sales charge, service fee, CDSC or Limited CDSC. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses. See also Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under How to Buy Shares in the Prospectus.

         Subject to the following limitations, dividends and/or distributions from other funds in the Delaware Investments family may be invested in shares of the Funds at net asset value, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares. Dividends from Class B Shares may only be directed to other Class B Shares, and dividends from Class C Shares may only be directed to other Class C Shares.

INVESTING BY EXCHANGE
         If you have an investment in another mutual fund in the Delaware Investments family, you may write and authorize an exchange of part or all of your investment into shares of a Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.

         Holders of Class A Shares of a Fund may exchange all or part of their shares for certain of the shares of other funds in the Delaware Investments family, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Fund or of any other fund in the Delaware Investments family. Holders of Class B Shares of a Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Investments funds. Similarly, holders of Class C Shares of a Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Investments funds. Class B Shares of a Fund and Class C Shares of a Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of a Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of that Fund.


         Permissible exchanges into Class A Shares of a Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of a Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

INVESTING BY ELECTRONIC FUND TRANSFER
         Direct Deposit Purchase Plan -- Investors may arrange for a Fund to accept for investment, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

         Automatic Investing Plan -- The Automatic Investing Plan enables shareholders to make regular monthly investments without writing checks. Shareholders may authorize, in advance, to make arrangements for their bank to withdraw a designated amount monthly directly from their checking account for deposit into a Class. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date, although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

                                      * * *

         Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such Plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

         Payments to a Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, a Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse such Fund.

DIRECT DEPOSIT PURCHASES BY MAIL
         Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. A Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact the Funds for proper instructions.

MONEYLINE(SM) ON DEMAND
        You or your investment dealer may request purchases of Fund Class shares by phone using MoneyLine(SM) On Demand. When you authorize a Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern Time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.

        It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service; however, your bank may charge a fee.

WEALTH BUILDER OPTION
         Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware Investments family. Shareholders of the Fund Classes may elect to invest in one or more of the other mutual funds in Delaware Investments family through the Wealth Builder Option. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.

         Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Investments family, subject to the conditions and limitations set forth in the Fund Classes' Prospectus. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

         Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Exchange Privilege for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

ASSET PLANNER
         To invest in Delaware Investments funds using the Asset Planner asset allocation service, you should complete an Asset Planner Account Registration Form, which is available only from a financial advisor or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisors or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Investments funds. With the help of a financial advisor, you may also design a customized asset allocation strategy.

         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange. Also see Buying Class A Shares at Net Asset Value. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B and Class C Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of a Fund and of other funds in the Delaware Investments family may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Investments funds.

         An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

         Orders for purchases of Class A Shares are effected at the offering price next calculated by a Fund in which shares are being purchased after receipt of the order by that Fund, its agent or certain other authorized persons. Orders for purchases of Class B Shares and Class C Shares of a Fund are effected at the net asset value per share next calculated by the Fund in which shares are being purchased after receipt of the order by that Fund or its agent. See Distribution and Service under Investment Management Agreements. Selling dealers have the responsibility of transmitting orders promptly.

         The offering price of Class A Shares consists of the net asset value per share, plus any applicable front-end sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m. Eastern Time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for days on which the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

         An example showing how to calculate the net asset value per share and, in the case of Class A Shares, the offering price per share, is included in each Fund's financial statements which are incorporated by reference into this Part B.

         Each Fund's net asset value per share is computed by adding the value of all securities and other assets in the portfolio of that Fund, deducting any liabilities and dividing by the number of shares outstanding. Expenses and income are accrued daily. In determining a Fund's total net assets, certain portfolio securities are valued at fair value, using methods determined in good faith by the Board of Trustees. This method utilizes the services of an independent pricing organization which employs a combination of methods including, among others, the obtaining of market valuations from dealers who make markets and deal in such securities, and by comparing valuations with those of other comparable securities in a matrix of such securities. A pricing service's activities and results are reviewed by the officers of the Funds.

         In addition, when determining a Fund's total net assets, certain portfolio securities, except for bonds, which are primarily listed or traded on a national or foreign securities exchange are generally valued at the closing price on that exchange, unless such closing prices are determined to not be readily available pursuant to the Funds' pricing procedures. Options are valued at the last reported sales price or, if no sales are reported, at the mean between bid and asked prices. Securities not traded on a particular day, over-the-counter securities and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. The use of a pricing service has been approved by the Board of Trustees.

         Each Class of a Fund will bear, pro-rata, all of the common expenses of the particular Fund. The net asset values of all outstanding shares of each Class of each Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in such Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in such Fund represented by the value of shares of such Classes, except that the Class A Shares, Class B Shares and Class C Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that would be allocable to each Class, the dividends paid to each Class of a Fund may vary. However, the net asset value per share of each Class of a Fund is expected to be equivalent.

REDEMPTION AND EXCHANGE

         YOU CAN REDEEM OR EXCHANGE YOUR SHARES IN A NUMBER OF DIFFERENT WAYS. Exchanges are subject to the requirements of each fund. An exchange constitutes, for tax purposes, the sale of one fund and the purchase of another. The sale may involve a capital gain or loss to the shareholder for federal income tax purposes. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial advisor or investment dealer to discuss which funds in Delaware Investments will best meet your changing objectives, and the consequences of any exchange transaction. You may also call the Delaware Investments directly for fund information.

         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

         Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800 523-1918. Each Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to any applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

         Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order by the Fund or certain other authorized persons (see Distribution and Service under Investment Management Agreements); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

         Each Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. Each Fund will honor redemption requests as to shares for which a check was tendered as payment, but a Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund involved will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to a Fund or to the Distributor.

         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for a Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, a Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

         Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund during any 90-day period for any one shareholder.

         The value of a Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

         Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange. Class B Shares of Tax-Free Funds, Tax-Free Insured Funds and Minnesota High-Yield Fund are subject to a CDSC of: (i) 4.00% if shares are redeemed within the first year of purchase; (ii) 3.00% if shares are redeemed during the second year following purchase; (iii) 2.25% if shares are redeemed during the third year following purchase; (iv) 1.50% if shares are redeemed during the fourth and fifth years following purchase; (v) 1.00% if shares are redeemed during the sixth year following purchase; and (vi) 0% thereafter. Class B Shares of Tax-Free Minnesota Intermediate Fund are subject to a CDSC of: (i) 2.00% if shares are redeemed within the first year of purchase; (ii) 1.00% if shares are redeemed during the second and third years following purchase; and (iii) 0% thereafter. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Purchasing Shares. Except for the applicable CDSC or Limited CDSC, and with respect to the expedited payment by wire for which there may be a bank wiring cost, neither the Funds nor the Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

         Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of the other funds in the Delaware Investments family (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of Original Shares as described in this Part B and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of shares from Tax-Free Funds B Class, Tax-Free Insured Funds B Class or Minnesota High-Yield Fund B Class, the CDSC schedule for such Class may be higher than the CDSC schedule relating to New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held Original Shares is added to the period of time that an investor held New Shares. The automatic conversion schedule of Original Shares of Class B Shares of Tax-Free Funds, Tax-Free Insured Funds and Minnesota High-Yield Fund may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of Tax-Free Funds, Tax-Free Insured Funds and Minnesota High-Yield Fund shares for a longer period of time than if the investment in New Shares were made directly.

         Each Fund reserves the right to refuse the purchase side of an exchange request by any person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets.

SMALL ACCOUNTS
         Before a Fund involuntarily redeems shares from an account that, under the circumstances noted in the relevant Prospectus, has remained below the minimum amounts required by the Prospectus and sends the proceeds to the shareholder, the shareholder will be notified in writing that the value of the shares in the account is less than the minimum required by the Prospectus and will be allowed 60 days from the date of notice to make an additional investment to meet the required minimum. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption. No CDSC or Limited CDSC will apply to the redemptions described in this paragraph.


                                      * * *

         Each Fund has made available certain redemption privileges, as described below. The Funds reserve the right to suspend or terminate these expedited payment procedures upon 60 days written notice to shareholders.

WRITTEN REDEMPTION
         You can write to your Fund at 2005 Market Street, Philadelphia, PA 19103-7094 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $100,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program ("STAMP"). Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

         Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.

WRITTEN EXCHANGE
         You may also write to your Fund (at 2005 Market Street, Philadelphia, PA 19103-7094) to request an exchange of any or all of your shares into another mutual fund in Delaware Investments, subject to the same conditions and limitations as other exchanges noted above.

TELEPHONE REDEMPTION AND EXCHANGE
         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

         The Telephone Redemption-Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Funds nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by the Fund Classes are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

TELEPHONE REDEMPTION - CHECK TO YOUR ADDRESS OF RECORD
         THE TELEPHONE REDEMPTION FEATURE IS A QUICK AND EASY METHOD TO REDEEM SHARES. You or your investment dealer of record can have redemption proceeds of $100,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

TELEPHONE REDEMPTION - PROCEEDS TO YOUR BANK
         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account. A bank fee may be deducted from redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

TELEPHONE EXCHANGE
         The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in Delaware Investments under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

         The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Investments family. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and each Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

MONEYLINE(SM) ON DEMAND
         You or your investment dealer may request redemptions of Fund shares by phone using MoneyLine(SM) On Demand. When you authorize a Fund to accept such requests from you or your investment dealer, funds will be deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern Time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions. See MoneyLine(SM) On Demand under Investment Plans.

SYSTEMATIC WITHDRAWAL PLANS
         Shareholders of Class A Shares, Class B Shares and Class C Shares who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Funds do not recommend any specific amount of withdrawal. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

         Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market. Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

         The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated.

         Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in a fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is Delaware Investments funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. The applicable Limited CDSC for Class A Shares and CDSC for Class B and C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subjected to the applicable contingent deferred sales charge, including an assessment for previously redeemed amounts under the Plan. Whether a waiver of the contingent deferred sales charge is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a contingent deferred sales charge because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. See Waivers of Contingent Deferred Sales Charges, below.

         An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Funds reserve the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

         Systematic Withdrawal Plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine(SM) Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for any this service; however, your bank may charge a fee.

         Shareholders should consult with their financial advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.

CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS OF CLASS A SHARES PURCHASED AT NET ASSET VALUE
         For purchases of $1,000,000 or more made on or after July 1, 1998, a Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) according to the following schedule: (1) 1% if shares are redeemed during the first year after the purchase; and (2) 0.50% if such shares of the Tax-Free Funds and Tax-Free Insured Funds are redeemed during the second year after the purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission described above.

         The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the net asset value at the time of purchase of the Class A Shares being redeemed or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Investments fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

         Redemptions of such Class A Shares held for more than two years (one year with respect to Tax-Free Minnesota Intermediate Fund) will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Investments fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the two-year holding period (one year holding period with respect to Tax-Free Minnesota Intermediate Fund. The Limited CDSC is assessed if such two year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of a Fund or Class A Shares acquired in the exchange.

         In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

WAIVERS OF CONTINGENT DEFERRED SALES CHARGES

WAIVER OF LIMITED CONTINGENT DEFERRED SALES CHARGE - CLASS A SHARES
         The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions from an account if the redemption results from the death of the registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed; and (ii) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Purchasing Shares).

WAIVER OF CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES AND CLASS C SHARES
         The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; and (ii) distributions from an account if the redemption results from the death of the registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         The CDSC of Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; and (ii) distributions from an account if the redemption results from the death of the registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         The applicable Limited CDSC for Class A Shares and CDSC for Class B and C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established.


DISTRIBUTIONS

         Each Fund will normally declare all its net investment income, if any, on a daily basis and distribute, as dividends, monthly. Dividends are declared each day the Funds are open. Net investment income earned on days when the Funds are not open will be declared as a dividend on the next business day.

         Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. In determining daily dividends, the amount of net investment income for each Fund will be determined at the time the offering price and net asset value are determined (see Determining Offering Price and Net Asset Value) and shall include investment income accrued by the respective Fund, less the estimated expenses of that Fund incurred since the last determination of net asset value. Gross investment income consists principally of interest accrued and, where applicable, net pro-rata amortization of premiums and discounts since the last determination. The dividend declared, as noted above, will be deducted immediately before the net asset value calculation is made.

         Purchases of Fund shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. However, if a Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying such Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Investors desiring to guarantee wire payments must have an acceptable financial condition and credit history in the sole discretion of that Fund. The Funds reserve the right to terminate this option at any time. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

         Each Class will share proportionately in the investment income and expenses of its respective Fund, except that Class A Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plan.

         Dividend distributions are automatically reinvested in additional shares of the paying Fund at net asset value of the ex-dividend date, unless an election to receive dividends in cash has been made. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above.

         If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine(SM) Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. This service is not available for certain retirement plans. It may take up to four business days for the transactions to be completed. You can initiate either service by completing an Account Services form. If your name and address on your designated bank account are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for any MoneyLine(SM) Service; however, your bank may charge a fee. Please call the Shareholder Service Center for additional information about these services.

         Each Fund will normally make payments from net realized securities profits, if any, as capital gains annually during the quarter following the close of the fiscal year. Such distributions will be reinvested in shares, unless the shareholder elects to receive them in cash. Shareholders will receive a quarterly statement showing a Class' dividends paid and all the transactions made during the period.

         Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder's account the costs of such Fund's effort to locate a shareholder if a shareholder's mail is returned by the United States Post Office or such Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

         Each Fund anticipates that most of its dividends paid to shareholders will be exempt from federal income taxes. See Taxes.

JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003
         On May 28, 2003, President Bush signed into law the Jobs and Growth Tax Relief Reconciliation Act of 2003 (JGTRRA) .The new law reduces the tax rate on dividends and capital gains to 15% (5% for taxpayers with income in the lower brackets; 0% for those taxpayers in 2008).

REDUCTION OF TAX RATE ON DIVIDENDS
         Qualifying dividends received by the funds after December 31,2002, will be taxed at a rate of 15% (5% for taxpayers with income in the lower brackets; 0% for these taxpayers in 2008). Prior law will apply for tax years beginning after December 31, 2008. Dividends paid on foreign corporation stocks that are readily tradable on U.S. securities markets are eligible for the lower rates.

         The amount of ordinary dividends qualifying for the lower tax rates that may be paid by a registered investment company for any tax year may not exceed the amount of the aggregate qualifying dividends received by the registered investment company, unless that aggregate is at least 95% of the registered investment company's gross income (as specially computed), in which case the entire dividend qualifies. Obviously, money market and bond mutual fund distributions will generally not qualify.

         The lower tax rates are not available for dividends to the extent that the taxpayer is obligated to make related payments with respect to positions in substantially similar or related property (e.g., payments in lieu of dividends under a short sale). The capital gain rates also do not apply to (1) dividends received from an organization that was exempt from tax under Section 501 or was a tax-exempt farmers' cooperative in either the tax year of the distribution or the preceding tax year; (2) dividends received from a mutual savings bank that received a deduction under Section 591; or (3) deductible dividends paid on employer securities (i.e., under Section 404(k)).

         Owners whose shares are lent in short sales would not qualify for the lower rate. The lower tax rates would not apply under the law as enacted to "payments in lieu of dividends," which are received by someone whose stock is loaned to a short-seller. Brokerages have commonly lent stock out of margin accounts to short sellers, but may need to accommodate investors who do not want to receive unfavorable dividend treatment because their stock was lent out. Depending on the details of regulations that may be issued later this year, brokerages may decide to limit any such loans after 2003 to securities that are held in accounts owned by tax-indifferent parties, such as pension funds. The legislative history indicates that the Service is to be liberal in waiving penalties for failure to report substitute payments properly for payors who are making good-faith efforts to comply, but cannot reasonably do so given the time needed to update their systems.

REDUCTION OF TAX RATE ON CAPITAL GAINS
         Under JGTRRA, the top individual rate on adjusted net capital gain, which was generally 20% (10% for taxpayers in the 10% and 15% brackets), is reduced to 15% (5% for taxpayers with income in the lower brackets). These lower rates apply to both the regular tax and the alternative minimum tax. The lower rates apply to assets held more than one year. For taxpayers with income in the lower brackets, the 5% rate is reduced to 0% for 2008.

         The tax rate on short-term capital gains is unchanged, and they will continue to be taxed at the ordinary income rate. The capital gains changes apply to sales and exchanges (and installment payments received) on or after May 6, 2003, but not with respect to tax years beginning after December 31, 2008.

         The special tax rates for gains on assets held for more than five years (8% for taxpayers with income in the 10% and 15% brackets; 18% for other taxpayers with respect to assets purchased after 2000) have been repealed.

BACK-UP WITHHOLDING CHANGES
         Prior to the passage of JGTRRA the backup withholding rate for shareholders that did not provide taxpayer identification numbers was 30%. This rate has been reduced to 28%, retroactive to January 1, 2003.


TAXES

         Under the Code, all or a portion of the interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as each of the Funds, will not be deductible by a shareholder. Indebtedness may be allocated to shares of a Fund even though not directly traceable to the purchase of such shares.

         Each Fund's present policy is to designate exempt-interest dividends at each daily distribution of net interest income. Shareholders are required for information purposes to report exempt-interest dividends and other tax-exempt interest on their tax returns.

         Each Fund will be subject to a nondeductible excise tax equal to 4% of the excess, if any, of the taxable amount required to be distributed for each calendar year over the amount actually distributed. In order to avoid this excise tax, each Fund must declare dividends by the end of the calendar year representing 98% of such Fund's ordinary income for the calendar year and 98% of its capital gain net income (both long- and short-term capital gain) for the 12-month period ending on October 31 of such year. For purposes of the excise tax, any income on which a Fund has paid corporate-level tax is considered to have been distributed. Each Fund intends to make sufficient distributions each year to avoid the payment of the excise tax.

         Under a special provision of the Revenue Reconciliation Act of 1993, all or a portion of the gain that a Fund realizes on the sale of a Tax Exempt Obligation that it purchased at a market discount may have to be treated as ordinary income rather than capital gain.

         For shareholders who are recipients of Social Security benefits, exempt-interest dividends are includable in computing "modified adjusted gross income" for purposes of determining the amount of Social Security benefits, if any, that is required to be included in gross income. The maximum amount of Social Security benefits that may be included in gross income is 85%.

         For federal income tax purposes, an alternative minimum tax ("AMT") is imposed on taxpayers to the extent that such tax, if any, exceeds a taxpayer's regular income tax liability (with certain adjustments). Exempt-interest dividends attributable to interest income on certain tax exempt obligations issued after August 7, 1986 to finance private activities are treated as an item of tax preference that is included in alternative minimum taxable income for purposes of computing the federal AMT for all taxpayers and the federal environmental tax on corporations. Liability for AMT will depend on each shareholder's individual tax situation.

         The Code imposes requirements on certain tax-exempt bonds which, if not satisfied, could result in loss of tax exemption for interest on such bonds, even retroactively to the date of issuance of the bonds. Proposals may be introduced before Congress in the future, the purpose of which will be to further restrict or eliminate the federal income tax exemption for tax-exempt bonds held by the Funds. The Funds will avoid investment in bonds which, in the opinion of the investment advisor, pose a material risk of the loss of tax exemption. Further, if a bond in any Fund's portfolio lost its exempt status, such Fund would make every effort to dispose of such investment on terms that are not detrimental to that Fund.

         Gain or loss on options is taken into account when realized by entering into a closing transaction or by exercise. In addition, with respect to many types of options held at the end of a Fund's taxable year, unrealized gain or loss on such contracts is taken into account at the then current fair market value thereof under a special "marked-to-market, 60/40 system" and such gain or loss is recognized for tax purposes. The gain or loss from such options (including premiums on certain options that expire unexercised) is treated as 60% long-term and 40% short-term capital gain or loss, regardless of their holding period. The amount of any capital gain or loss actually realized by a Fund in a subsequent sale or other disposition of such options will be adjusted to reflect any capital gain or loss taken into account by such Fund in a prior year as a result of the constructive sale under the "marked-to-market, 60/40 system."

         Each Fund will inform its shareholders of the amount of their income dividends and capital gain distributions, and will advise them of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in a Fund. Distributions declared in December but paid in January are taxable to you as if paid in December.

         Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different Delaware Investments fund, the IRS requires you to report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize is a capital gain or loss and is long-term or short-term, generally depending on how long you have owned your shares.

         Any loss incurred on the redemption or exchange of shares held for six months or less is treated as long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on those shares.

         All or any portion of any loss that you realize on the redemption of your Fund shares is disallowed to the extent that you buy other shares in a Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

         If you redeem some or all of your shares in a Fund, and then reinvest the redemption proceeds in a Fund or in another Delaware Investments fund within 12 months of buying the original shares, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated. In reporting any gains or loss in your redemption, all or a portion of the sales charge that you paid on your original shares in a Fund is excluded from your tax basis in the share sold and added to your tax basis for the new shares.

         The following discussion relates to certain state tax consequences of investing in each of the Funds described in this Prospectus. The information is current as of the date of this Prospectus. Distributions from the Funds including exempt-interest dividends and capital gains distributions may be subject to tax in states other than the one cited in each Fund's name. We do not intend this information to replace careful tax planning and we encourage you to consult your tax advisor regarding your own tax situation.

ARIZONA STATE TAXATION
You may exclude any exempt interest dividends paid to you by the Arizona Tax-Free Funds from your Arizona taxable income if they can be excluded from your gross income for federal income tax purposes and if they are derived from interest on:

[X] obligations of the State of Arizona and its political subdivisions; or
[X] qualifying obligations of United States territories and possessions that are exempt from state taxation under federal law.

You may exclude dividends derived from interest on these securities to the same extent as if you held these securities directly rather than investing in them through a mutual fund.

CALIFORNIA STATE TAXATION
You may exclude dividends paid to you by the California Tax-Free Funds from your taxable income for purposes of the California personal income tax, if:

[X] you are an individual; and
[X] your Fund properly identifies the dividends as California exempt interest dividends in a written notice mailed to you.

The portion of each California Tax-Free Fund's dividends that are designated as California exempt interest dividends may not exceed the amount of interest (minus certain non-deductible expenses) each Fund receives, during its taxable year, on obligations that pay tax-exempt interest if held by an individual.

Each California Tax-Free Fund may designate dividends as exempt from California income tax, only if:

[X] it qualifies as a regulated investment company under the Internal Revenue Code; and
[X] at the close of each quarter of its taxable year, at least 50 percent of the value of its total assets consists of obligations the interest on which is exempt from taxation by the State of California when held by an individual.

Shareholders subject to the California Corporation Tax Law may have to pay California tax on any distributions, including California exempt interest dividends that are paid by each California Tax-Free Fund.

COLORADO STATE TAXATION
You may exclude any exempt interest dividends paid to you by the Tax-Free Colorado Fund from your Colorado taxable income if they can be excluded from your gross income for federal income tax purposes and if they are attributable to interest on:

   [X] obligations of the State of Colorado or its political subdivisions which are issued on or after May 1, 1980;
   [X] obligations of the State of Colorado or its political subdivisions which were issued before May 1, 1980, to the extent that such interest is specifically exempt from income taxation under the Colorado state laws authorizing the issuance of such obligations; and
   [X] qualifying obligations of United States territories and possessions that are exempt from state taxation under federal law.

FLORIDA STATE TAXATION
Florida does not currently impose an income tax on individuals. Florida does, however, impose a tax on intangible personal property held by individuals as of the first day of each calendar year. Under interpretations promulgated by the Florida Department of Revenue, shares in the Florida Tax-Free Funds are not subject to the intangible property tax so long as, on the last business day of preceding calendar year, at least 90% of the net asset value of the assets of the Florida Tax-Free Funds consist of:

   [X] qualifying obligations of the United States and U.S. territories and possessions that are exempt from state taxation under federal law; or [X] obligations of the State of Florida and its municipalities, counties and other taxing districts; or
   [X] other assets exempt from the Florida intangible property tax.

If more than 10% of the net asset value of the assets of the Florida Tax-Free Funds consists of any other types of assets that are not exempt from the Florida intangible property tax on that date, then the entire value of the shares in the Florida Tax-Free Funds is subject to the intangible property tax (except that the portion attributable to U.S. government obligations may be exempt from the tax). If the Funds were to invest in non-exempt securities, each Tax-Free Florida Fund may have to sell non-exempt assets held in its portfolio during the year and reinvest the proceeds in exempt assets prior to December 31. If the Funds were to do so, transaction costs involved in repositioning the portfolio's assets would likely reduce each Fund's investment return and might, in extraordinary circumstances, eliminate any investment gains the Fund had achieved by investing in non-exempt assets during the year.

Florida does impose an income tax on corporations and certain other entities; distributions from the Florida Tax-Free Funds may be subject to this income tax.

IDAHO STATE TAXATION
According to a ruling which Tax-Free Idaho Fund received from the Idaho Department of Revenue, dated December 13, 1994, any exempt interest dividends paid to you by the Tax-Free Idaho Fund are not subject to either the Idaho personal income tax or the Idaho corporate income tax as long as the dividends are attributable to:

   [X] interest earned on bonds issued by the State of Idaho, its cities and political subdivisions; or
   [X] interest earned on qualifying obligations of the U.S. government or its territories and possessions that are exempt from state taxation under federal law.

MINNESOTA STATE TAXATION
Individuals, estates and trusts may exclude the portion of exempt interest dividends that is excluded from gross income for federal income tax purposes and that is derived from interest income on Minnesota tax-exempt obligations from their Minnesota taxable net income as long as the following condition is met:

   [X] interest income from Minnesota tax-exempt obligations must represent 95% of the total exempt interest dividends paid to shareholders by the Fund.

Exempt interest dividends that are excluded from Minnesota taxable net income but that are subject to the federal alternative minimum tax, are also subject to the Minnesota alternative minimum tax on individuals, estates and trusts. Corporations that receive distributions from the Minnesota Funds, including exempt interest dividends, may be subject to the Minnesota income tax imposed on corporations.


MISSOURI STATE TAXATION
Individuals, trusts, estates and certain corporations may exclude any exempt interest dividends paid by the Tax-Free Missouri Insured Fund from their taxable income for Missouri income tax purposes if the dividends can be excluded from gross income for federal income tax purposes and if the dividends are attributable to interest on:

   [X] obligations of the State of Missouri or any of its political subdivisions or authorities; or
   [X] qualifying obligations of possessions of the United States that are exempt from state taxation under federal law.

Tax-Free Missouri Insured Fund must identify the source of such dividends in an annual notice mailed to shareholders.

Distributions from the Tax-Free Missouri Insured Fund, including exempt interest dividends, may be subject to the franchise taxes imposed on banking institutions, credit institutions, credit unions and savings and loan associations when received by shareholders subject to such taxes.

NEW YORK STATE AND CITY TAXATION
You may exclude any exempt interest dividends paid to you by the Tax-Free New York Fund from your taxable income for purposes of the New York state income taxes and the New York City income tax on resident individuals, estates and trusts, if they can be excluded from your gross income for federal income tax purposes and if they are attributable to interest on:

   [X] obligations of the State of New York or its political subdivisions;
   [X] qualifying obligations of possessions of the United States that are exempt from state taxation under federal law.

Dividends from the Tax-Free New York Fund, including exempt interest dividends, may be taken into account in determining the New York State and New York City income and franchise taxes on business corporations, banking corporations and insurance companies when paid to shareholders subject to such taxes.

OREGON STATE TAXATION
You may exclude any exempt interest dividends paid to you by the Tax-Free Oregon Insured Fund from your taxable income for purposes of the income tax imposed by the State of Oregon on individuals, if the dividends can be excluded from gross income for federal income tax purposes and if they are attributable to interest on:

   [X] obligations of the State of Oregon or its political subdivisions; or
   [X] qualifying obligations of possessions of the United States that are exempt from state taxation under federal law.

Distributions from the Tax-Free Oregon Insured Fund, including exempt interest dividends, may be subject to the Oregon Corporate Excise Tax or Corporate Income Tax when paid to shareholders subject to such taxes.


INVESTMENT MANAGEMENT AGREEMENTS

         Delaware Management Company, a series of Delaware Management Business Trust (the "Manager"), located at 2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to each Fund, subject to the supervision and direction of the its Board of Trustees.

         The Manager and its predecessors have been managing the funds in the Delaware Investments family since 1938. On September 30, 2004, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $93.1 billion in assets in various institutional or separately managed, investment company, and insurance accounts. The Manager is a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

         The current Investment Management Agreement for each Fund is dated and was approved by Shareholders as follows:

         FUND                                                        AGREEMENT DATE               APPROVED BY SHAREHOLDERS
         Tax-Free Arizona Insured Fund                              November 1, 1999                  November 1, 1999
         Tax-Free California Fund                                   November 1, 1999                  November 1, 1999
         Tax-Free Colorado Fund                                     November 1, 1999                  November 1, 1999
         Tax-Free Florida Insured Fund                              January 1, 1999                   December 4, 1998
         Tax-Free Idaho Fund                                        November 1, 1999                  November 1, 1999
         Tax-Free Minnesota Fund                                    November 1, 1999                  November 1, 1999
         Tax-Free Minnesota Insured Fund                            November 1, 1999                  November 1, 1999
         Tax-Free Minnesota Intermediate Fund                       November 1, 1999                  November 1, 1999
         Minnesota High-Yield Fund                                   April 1, 1999                     March 17, 1999
         Tax-Free Missouri Insured Fund                             January 1, 1999                   December 4, 1998
         Tax-Free New York Fund                                     November 1, 1999                  November 1, 1999
         Tax-Free Oregon Insured Fund                               January 1, 1999                   December 4, 1998

         Each Agreement has an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund to which the Agreement relates, and only if the terms and the renewal thereof have been approved by the vote of a majority of the trustees of the Funds who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement is terminable without penalty on 60 days' notice by the trustees of the Funds or by the Manager. Each Agreement will terminate automatically in the event of its assignment.

         Under each Fund's current Investment Management Agreement, each Fund pays the Manager a monthly investment advisory fee equivalent on an annual basis, to the rates set forth below.

 -----------------------------------------------------------------------------------------------------------------------------------
 FUND                                                                               AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS
 -----------------------------------------------------------------------------------------------------------------------------------
 Tax-Free Arizona Insured Fund           Tax-Free Minnesota Intermediate Fund       0.50% on the first $500 million;
 Tax-Free Florida Insured Fund           Tax-Free Missouri Insured Fund             0.475% on the next $500 million;
 Tax-Free Minnesota Insured Fund         Tax-Free Oregon Insured Fund               0.45% on the next $1.5 billion;
                                                                                    0.425% on assets in excess of $2.5 billion
 -----------------------------------------------------------------------------------------------------------------------------------
 Tax-Free California Fund                Tax-Free Minnesota Fund                    0.55% on the first $500 million;
 Tax-Free Colorado Fund                  Tax-Free New York Fund                     0.50% on the next $500 million;
 Tax-Free Idaho Fund                     Minnesota High-Yield Fund                  0.45% on the next $1.5 billion;
                                                                                    0.425% on assets in excess of $2.5 billion
 -----------------------------------------------------------------------------------------------------------------------------------

         Prior to May 1, 1997, Voyageur Fund Managers, Inc. ("Voyageur") had been retained under an investment advisory contract to act as each Fund's investment advisor, subject to the authority of the Board of Trustees. Voyageur was an indirect, wholly owned subsidiary of Dougherty Financial Group, Inc. ("DFG"). After the close of business on April 30, 1997, Voyageur became an indirect, wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") as a result of Lincoln National's acquisition of DFG. Lincoln National, headquartered in Philadelphia, PA, owns and operates insurance and investment management businesses, including Delaware Management Holding, Inc. ("DMH"). Affiliates of DMH serve as advisor, distributor and transfer agent for the Delaware Investments family.

         Because Lincoln National's acquisition of DFG resulted in a change of control of Voyageur, the Funds' previous investment advisory agreements with Voyageur were "assigned", as that term is defined by the 1940 Act, and the previous agreements therefore terminated upon the completion of the acquisition. On February 14, 1997, new advisory agreements with the Manager on behalf of the Tax-Free Florida Funds and Tax-Free New York Fund and with Voyageur on behalf of the other Funds were unanimously approved by each Fund's respective board at a meeting held in person, and each such board called a shareholder meeting to approve these agreements. At a meeting held on April 11, 1997, the shareholders of each Fund approved its respective investment management agreement to become effective after the close of business on April 30, 1997, the date the acquisition was completed. On May 30, 1997, Voyageur was merged into the Manager and the Manager became the investment manager for these other Funds.

         Beginning May 1, 1997, the Manager, an indirect, wholly owned subsidiary of Lincoln National, was retained as investment manager of the Tax-Free Florida Funds and Tax-Free New York Fund and Voyageur was retained as investment manager for the other Funds. The Manager is a series of Delaware Management Business Trust. The Manager changed its form of organization from a corporation to a business trust on March 1, 1998.

         In connection with the merger transaction described above, the Manager agreed for a period of two years ending on April 30, 1999, to voluntarily waive that portion, if any, of the annual management fees payable by each Fund and to pay that Fund's expenses to the extent necessary to ensure that such Fund's total operating expenses (excluding 12b-1 Plan fees, interest expense, taxes, brokerage fees and commissions) did not exceed, on an annual basis, 1.00% of the average daily net assets of each Class of that Fund. This agreement replaced a similar provision in the Funds' investment advisory contracts with the Funds' predecessor investment advisor. The Manager and the Distributor reserve the right to voluntarily waive their fees in whole or part and to voluntarily pay or reimburse certain other of the Fund's expenses. This agreement replaced a similar provision in the Fund's investment advisory contracts with the Fund's predecessor investment advisor.

         The Manager has contracted to waive that portion, if any, of the annual management fees payable by a Fund and to pay that Fund's expenses to the extent necessary to ensure that such Fund's total operating expenses (excluding any 12b-1 Plan expenses, interest, taxes, brokerage fees, commissions, extraordinary expenses and certain insurance costs) do not exceed, on an annual basis, the amounts noted below as a percentage of the average daily net assets of that Fund through [December 31, 2006].

----------------------------------------- ------------- --------------------------------------------------- -------------
Tax-Free Colorado Fund                      [0.68%]     Tax-Free Minnesota Intermediate Fund                  [0.60%]
----------------------------------------- ------------- --------------------------------------------------- -------------
Tax-Free Idaho Fund                         [0.60%]     Minnesota High-Yield Municipal Bond Fund              [0.64%]
----------------------------------------- ------------- --------------------------------------------------- -------------
Tax-Free Missouri Insured Fund              [0.65%]     Tax-Free New York Fund                                [0.40%]
----------------------------------------- ------------- --------------------------------------------------- -------------
Tax-Free Minnesota Fund                     [0.69%]     Tax-Free Oregon Insured Fund                          [0.60%]
----------------------------------------- ------------- --------------------------------------------------- -------------
Tax-Free Minnesota Insured Fund             [0.64%]
----------------------------------------- ------------- --------------------------------------------------- -------------

         The Manager has contracted to waive that portion, if any, of the annual management fees payable by a Fund and to pay that Fund's expenses to the extent necessary to ensure that such Fund's total operating expenses (excluding any 12b-1 Plan expenses, interest, taxes, brokerage fees, commissions, extraordinary expenses and certain insurance costs) do not exceed, on an annual basis, the amounts noted below as a percentage of the average daily net assets of that Fund through [March 31, 2006].

----------------------------------------- -------------
Tax-Free Arizona Insured Fund               [0.55%]
----------------------------------------- -------------
Tax-Free California Fund                    [0.68%]
----------------------------------------- -------------
Tax-Free Florida Insured Fund               [0.66%]
----------------------------------------- -------------

         On August 31, 2005, the total net assets of each Fund were as follows:

----------------------------------------- -------------------- ---------------------------------------------------- ----------------
Tax-Free Arizona Insured Fund                           $____  Tax-Free Minnesota Insured Fund                                 $____
----------------------------------------- -------------------- ---------------------------------------------------- ----------------
Tax-Free California Fund                                $____  Tax-Free Minnesota Intermediate Fund                            $____
----------------------------------------- -------------------- ---------------------------------------------------- ----------------
Tax-Free Colorado Fund                                  $____  Minnesota High-Yield Municipal Bond Fund                        $____
----------------------------------------- -------------------- ---------------------------------------------------- ----------------
Tax-Free Florida Insured Fund                           $____  Tax-Free Missouri Insured Fund                                  $____
----------------------------------------- -------------------- ---------------------------------------------------- ----------------
Tax-Free Idaho Fund                                     $____  Tax-Free New York Fund                                          $____
----------------------------------------- -------------------- ---------------------------------------------------- ----------------
Tax-Free Minnesota Fund                                 $____  Tax-Free Oregon Insured Fund                                    $____
----------------------------------------- -------------------- ---------------------------------------------------- ----------------

         The Manager makes and implements all investment decisions on behalf of the Funds. The Funds pay all of their other expenses. Set forth below is information regarding the amount of investment advisory fees incurred, paid and waived, if any, by each Fund to the Manager during the periods indicated.

---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
                                                   INVESTMENT ADVISORY          INVESTMENT ADVISORY            FEES WAIVED AND
                                                      FEES INCURRED                   FEES PAID                 EXPENSES PAID
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
TAX-FREE ARIZONA INSURED FUND
------------------------------------------------------------------------------------------------------------------------------------
               9/1/04-8/31/05                                   $____                        $____                        $____
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/03-8/31/04                                $746,015                     $746,015                         None
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/02-8/31/03                                $806,609                     $728,033                      $78,576
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
TAX-FREE CALIFORNIA FUND
------------------------------------------------------------------------------------------------------------------------------------
               9/1/04-8/31/05                                   $____                        $____                        $____
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/03-8/31/04                                $251,894                      $41,900                     $209,994
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/02-8/31/03                                $262,705                      $54,885                     $207,820
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
TAX-FREE COLORADO FUND
------------------------------------------------------------------------------------------------------------------------------------
               9/1/04-8/31/05                                   $____                        $____                        $____
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/03-8/31/04                              $1,739,691                   $1,739,691                         None
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/02-8/31/03                              $1,836,240                   $1,836,240                         None
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
TAX-FREE FLORIDA INSURED FUND
------------------------------------------------------------------------------------------------------------------------------------
               9/1/04-8/31/05                                   $____                        $____                        $____
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/03-8/31/04                                $497,310                     $462,241                      $35,069
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/02-8/31/03                                $548,852                     $507,357                      $41,495
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
TAX-FREE IDAHO FUND
------------------------------------------------------------------------------------------------------------------------------------
               9/1/04-8/31/05                                   $____                        $____                        $____
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/03-8/31/04                                $470,303                     $470,303                         None
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/02-8/31/03                                $444,719                     $388,483                      $56,236
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
TAX-FREE MINNESOTA FUND
------------------------------------------------------------------------------------------------------------------------------------
               9/1/04-8/31/05                                   $____                        $____                        $____
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/03-8/31/04                              $2,051,409                   $2,051,409                         None
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/02-8/31/03                              $2,085,202                   $2,085,202                         None
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
TAX-FREE MINNESOTA INSURED FUND
------------------------------------------------------------------------------------------------------------------------------------
               9/1/04-8/31/05                                   $____                        $____                        $____
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/03-8/31/04                              $1,295,636                   $1,295,636                         None
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/02-8/31/03                              $1,326,132                   $1,326,132                         None
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
TAX-FREE MINNESOTA INTERMEDIATE FUND
------------------------------------------------------------------------------------------------------------------------------------
               9/1/04-8/31/05                                   $____                        $____                        $____
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/03-8/31/04                                $332,588                     $328,184                       $4,404
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/02-8/31/03                                $321,881                     $308,676                      $13,205
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
MINNESOTA HIGH-YIELD FUND
------------------------------------------------------------------------------------------------------------------------------------
               9/1/04-8/31/05                                   $____                        $____                        $____
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/03-8/31/04                                $348,064                     $189,164                     $158,900
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/02-8/31/03                                $322,838                     $151,294                     $171,544
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
TAX-FREE MISSOURI INSURED FUND
------------------------------------------------------------------------------------------------------------------------------------
               9/1/04-8/31/05                                   $____                        $____                        $____
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/03-8/31/04                                $262,747                     $262,747                         None
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/02-8/31/03                                $270,332                     $270,332                         None
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
TAX-FREE NEW YORK FUND
------------------------------------------------------------------------------------------------------------------------------------
               9/1/04-8/31/05                                   $____                        $____                        $____
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/03-8/31/04                                 $95,935                       $5,879                      $90,056
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/02-8/31/03                                 $89,444                         None                      $89,444
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
TAX-FREE OREGON INSURED FUND
------------------------------------------------------------------------------------------------------------------------------------
               9/1/04-8/31/05                                   $____                        $____                        $____
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/03-8/31/04                                $225,404                     $203,948                      $21,456
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------
               9/1/02-8/31/03                                $203,522                     $153,468                      $50,054
---------------------------------------------- ---------------------------- ---------------------------- ---------------------------

         Set forth below is information regarding the amount of transfer agent fees and accounting services fee paid by each Fund to Delaware Service Company, Inc. during the fiscal year ended August 31, 2005.

         ------------------------------------------------------ ------------------------- -------------------------------
         FUND                                                     TRANSFER AGENT FEES        ACCOUNTING SERVICES FEES
         ------------------------------------------------------ ------------------------- -------------------------------
         Tax-Free Arizona Insured Fund                                    $____                           $____
         ------------------------------------------------------ ------------------------- -------------------------------
         Tax-Free California Fund                                         $____                           $____
         ------------------------------------------------------ ------------------------- -------------------------------
         Tax-Free Colorado Fund                                           $____                           $____
         ------------------------------------------------------ ------------------------- -------------------------------
         Tax-Free Florida Insured Fund                                    $____                           $____
         ------------------------------------------------------ ------------------------- -------------------------------
         Tax-Free Idaho Fund                                              $____                           $____
         ------------------------------------------------------ ------------------------- -------------------------------
         Tax-Free Minnesota Fund                                          $____                           $____
         ------------------------------------------------------ ------------------------- -------------------------------
         Tax-Free Minnesota Insured Fund                                  $____                           $____
         ------------------------------------------------------ ------------------------- -------------------------------
         Tax-Free Minnesota Intermediate Fund                             $____                           $____
         ------------------------------------------------------ ------------------------- -------------------------------
         Minnesota High-Yield Municipal Bond Fund                         $____                           $____
         ------------------------------------------------------ ------------------------- -------------------------------
         Tax-Free Missouri Insured Fund                                   $____                           $____
         ------------------------------------------------------ ------------------------- -------------------------------
         Tax-Free New York Fund                                           $____                           $____
         ------------------------------------------------------ ------------------------- -------------------------------
         Tax-Free Oregon Insured Fund                                     $____                           $____
         ------------------------------------------------------ ------------------------- -------------------------------

       Except for those expenses borne by the Manager under the Investment Management Agreements and the Distributor under the Distribution Agreements, the Funds are responsible for all of their own expenses. Among others, these include the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

PROXY VOTING POLICY
         The Funds have formally delegated to its investment advisor, Delaware Management Company, the ability to make all proxy voting decisions in relation to portfolio securities held by a Fund. If and when proxies need to be voted on behalf of a Fund, the Manager will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the "Procedures"). The Manager has established a Proxy Voting Committee (the "Committee") which is responsible for overseeing the Manager's proxy voting process for the Funds. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Manager to vote proxies in a manner consistent with the goal of voting in the best interests of the Funds.

         In order to facilitate the actual process of voting proxies, the Manager has contracted with Institutional Shareholder Services ("ISS") to analyze proxy statements on behalf of the Funds and other Manager clients and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS's proxy voting activities. If a proxy has been voted for a Fund, ISS will create a record of the vote. By no later than August 31 of each year, information (if any) regarding how a Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

         The Procedures contain a general guideline that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Manager will normally vote against management's position when it runs counter to its specific Proxy Voting Guidelines (the "Guidelines"), and the Manager will also vote against management's recommendation when it believes that such position is not in the best interests of the Funds.

         As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Funds. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (iv) generally vote against proposals to create a new class of common stock with superior voting rights; (v) generally vote re-incorporation proposals on a case-by-case basis; (vi) votes with respect to management compensation plans are determined on a case-by-case basis; and (vii) generally vote for reports on the level of greenhouse gas emissions from the company's operations and products.

         Because the Funds have delegated proxy voting to the Manager, the Funds are not expected to encounter any conflict of interest issues regarding proxy voting and therefore do not have procedures regarding this matter. However, the Manager does have a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies which the Manager receives on behalf of the Funds are voted by ISS in accordance with the Procedures. Because almost all Fund proxies are voted by ISS pursuant to the pre-determined Procedures, it normally will not be necessary for the Manager to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Manager during the proxy voting process. In the very limited instances where the Manager is considering voting a proxy contrary to ISS's recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Manager or affiliated persons of the Manager. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Funds. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the Funds.

DISTRIBUTION AND SERVICE
       The Distributor, Delaware Distributors, L.P. ("DDLP"), located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the national distributor of each Fund's shares under separate Distribution Agreements dated April 19, 2001. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by each Fund on behalf of its Class A Shares, Class B Shares and Class C Shares under the 12b-1 Plan for each such Class. Delaware Distributors, L.P. is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

        Lincoln Financial Distributors, Inc. ("LFD"), an affiliate of the Manager, serves as the Funds' financial intermediary wholesaler pursuant to a Second Amended and Restated Financial Intermediary Distribution Agreement with the Distributor dated August 21, 2003. LFD is primarily responsible for promoting the sale of the Fund shares through broker/dealers, financial advisors and other financial intermediaries (collectively, "Financial Intermediaries"). The address of LFD is 2001 Market Street, Philadelphia, PA 19103-7055. The rate of compensation, which is calculated and paid monthly, to LFD for the sales of shares of the retail funds of Delaware Investments Family of Funds (excluding the shares of Delaware VIP Trust series, money market funds and house accounts and shares redeemed within 30 days of purchase) is a non-recurring fee equal to the amount shown below:

         ---------------------------------------------------------------------------------------- ---------------------------
                                                                                                     BASIS POINTS ON SALES
         ---------------------------------------------------------------------------------------- ---------------------------
         Retail Mutual Funds (Class A, B and C Shares)                                                      0.50%
         ---------------------------------------------------------------------------------------- ---------------------------
         Merrill Lynch Connect Program                                                                      0.25%
         ---------------------------------------------------------------------------------------- ---------------------------
         Registered Investment Advisors and                                                                 0.45%
         H.D. Vest Institutional Classes
         ---------------------------------------------------------------------------------------- ---------------------------
         Citigroup Global Capital Markets, Inc. (formerly Salomon Smith Barney) and                           0%
         Delaware International Value Equity Fund Class I Shares
         ---------------------------------------------------------------------------------------- ---------------------------

        In addition to the non-recurring fee set forth above, the Distributor pays LFD a fee at the annual rate set forth below of the average daily net assets of Fund shares of the Delaware Investments retail funds outstanding and beneficially owned by shareholders through Financial Intermediaries, including those Fund shares sold before the date of this Agreement.

         ---------------------------------------------------------------------------------------- ---------------------------
                                                                                                      BASIS POINTS ON SALES
         ---------------------------------------------------------------------------------------- ---------------------------
         Retail Mutual Funds (including shares of money market funds and house accounts and                 0.04%
         shares redeemed within 30 days of purchase)
         ---------------------------------------------------------------------------------------- ---------------------------
         Merrill Lynch Connect Program                                                                        0%
         ---------------------------------------------------------------------------------------- ---------------------------
         Registered Investment Advisors and                                                                 0.04%
         H.D. Vest Institutional Classes
         ---------------------------------------------------------------------------------------- ---------------------------
         Citigroup Global Capital Markets, Inc. (formerly Salomon Smith Barney) and                         0.04%
         Delaware International Value Equity Fund Class I Shares
         ---------------------------------------------------------------------------------------- ---------------------------

        The fees associated with LFD's services to the Funds are borne exclusively by the Distributor and not by the Funds.

       The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as each Fund's shareholder servicing, dividend disbursing and transfer agent pursuant to Shareholders Services Agreement. The Transfer Agent also provides accounting services to the Funds pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. and, therefore, Lincoln National Corporation.


       The Funds have authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of the Funds. For purposes of pricing, the Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Investors may be charged a fee when effecting transactions through a broker or agent.


PORTFOLIO MANAGERS

         The following chart lists certain information about types of other accounts for which the portfolio manager is primarily responsible as of August 31, 2005.

--------------------------------- --------------- ----------------- ------------------------------ ---------------------------------
                                       NO. OF        TOTAL ASSETS        NO. OF ACCOUNTS WITH         TOTAL ASSETS IN ACCOUNTS WITH
NAME                                  ACCOUNTS         MANAGED          PERFORMANCE-BASED FEES           PERFORMANCE-BASED FEES
--------------------------------- --------------- ----------------- ------------------------------ ---------------------------------
PATRICK P. COYNE
--------------------------------- --------------- ----------------- ------------------------------ ---------------------------------
Registered Investment Companies
--------------------------------- --------------- ----------------- ------------------------------ ---------------------------------
Other Pooled Investment Vehicles
--------------------------------- --------------- ----------------- ------------------------------ ---------------------------------
Other Accounts
--------------------------------- --------------- ----------------- ------------------------------ ---------------------------------
JOSEPH R. BAXTER
--------------------------------- --------------- ----------------- ------------------------------ ---------------------------------
Registered Investment Companies
--------------------------------- --------------- ----------------- ------------------------------ ---------------------------------
Other Pooled Investment Vehicles
--------------------------------- --------------- ----------------- ------------------------------ ---------------------------------
Other Accounts
--------------------------------- --------------- ----------------- ------------------------------ ---------------------------------
ROBERT F. COLLINS
--------------------------------- --------------- ----------------- ------------------------------ ---------------------------------
Registered Investment Companies
--------------------------------- --------------- ----------------- ------------------------------ ---------------------------------
Other Pooled Investment Vehicles
--------------------------------- --------------- ----------------- ------------------------------ ---------------------------------
Other Accounts
--------------------------------- --------------- ----------------- ------------------------------ ---------------------------------

DESCRIPTION OF MATERIAL CONFLICTS OF INTEREST
         Individual portfolio managers may perform investment management services for other accounts similar to those provided to the Funds and the investment action for each account and Fund may differ. For example, one account or Fund may be selling a security, while another account or Fund may be purchasing or holding the same security. As a result, transactions executed for one account and Fund may adversely affect the value of securities held by another account. Additionally, the management of multiple accounts and Funds may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple accounts and Funds. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or Fund. The investment opportunity may be limited, however, so that all accounts and Funds for which the investment would be suitable may not be able to participate. Delaware has adopted procedures designed to allocate investments fairly across multiple accounts.

         [_____ of the accounts managed by the portfolio managers has a performance-based fee. This compensation structure presents a potential conflict of interest. The portfolio manager has an incentive to manage this account so as to enhance its performance, to the possible detriment of other accounts for which the investment manager does not receive a performance-based fee.]

         A portfolio manager's management of personal accounts also may present certain conflicts of interest. While Delaware's code of ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

COMPENSATION STRUCTURE
         Each portfolio's manager's compensation consists of the following:

         BASE SALARY - Each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

         BONUS - Each portfolio manager is eligible to receive an annual cash bonus, which is based on quantitative and qualitative factors. There is one pool for bonus payments for the fixed income department. The amount of the pool for bonus payments is first determined by mathematical equation based on all assets managed (including investment companies, insurance product-related accounts and other separate accounts), management fees and related expenses (including fund waiver expenses) for registered investment companies, pooled vehicles, and managed separate accounts. Generally, 50%-70% of the bonus is quantitatively determined. For more senior portfolio managers, a higher percentage of the bonus is quantitatively determined. For investment companies, each manager is compensated according the Fund's Lipper peer group percentile ranking on a one-year and three-year basis, equally weighted. For managed separate accounts the portfolio managers are compensated according to the composite percentile ranking against the Frank Russell and Callan Associates databases on a one-year and three-year basis, with three-year performance more heavily weighted. There is no objective award for a fund that falls below the 50th percentile over the three-year period. There is a sliding scale for investment companies that are ranked above the 50th percentile. The remaining 30%-50% portion of the bonus is discretionary as determined by Delaware Investments and takes into account subjective factors.

         DEFERRED COMPENSATION - Each named portfolio manager is eligible to participate in the Lincoln National Corporation Executive Deferred Compensation Plan, which is available to all employees whose income exceeds a designated threshold. The Plan is a non-qualified unfunded deferred compensation plan that permits participating employees to defer the receipt of a portion of their cash compensation.

         STOCK OPTION INCENTIVE PLAN/EQUITY COMPENSATION PLAN - Portfolio managers may be awarded options to purchase common shares of Delaware Investments U.S., Inc. pursuant to the terms the Delaware Investments U.S., Inc. Stock Option Plan (non-statutory or "non-qualified" stock options). In addition, certain managers may be awarded restricted stock units, or "performance shares", in Lincoln National Corporation. Delaware Investments U.S., Inc., is an indirect, wholly-owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Holdings, Inc., is in turn a wholly-owned, indirect subsidiary of Lincoln National Corporation.

         The Delaware Investments U.S., Inc. Stock Option Plan was established in 2001 in order to provide certain Delaware investment personnel with a more direct means of participating in the growth of the investment manager. Under the terms of the plan, stock options typically vest in 25% increments on a four-year schedule and expire ten years after issuance. Options are awarded from time to time by the investment manager in its full discretion. Option awards may be based in part on seniority. The fair market value of the shares is normally determined as of each June 30 and December 31. Shares issued upon the exercise of such options must be held for six months and one day, after which time the shareholder may put them back to the issuer or the shares may be called back from the shareholder.

         Portfolio managers who do not participate in the Delaware Investments U.S., Inc. Stock Option Plan are eligible to participate in Lincoln's Long-Term Incentive Plan, which is designed to provide a long-term incentive to officers of Lincoln. Under the plan, a specified number of performance shares are allocated to each unit and are awarded to participants in the discretion of their managers in accordance with recommended targets related to the number of employees in a unit that may receive an award and the number of shares to be awarded. The performance shares have a three year vesting schedule and, at the end of the three years, the actual number of shares distributed to those who received awards may be equal to, greater than or less than the amount of the award based on Lincoln's achievement of certain performance goals relative to a pre-determined peer group.

         OTHER COMPENSATION - Portfolio managers may also participate in benefit plans and programs available generally to all employees.

OWNERSHIP OF SECURITIES
         As of August 31, 2005 the portfolio managers of the Funds owned the following amounts of Fund shares:

--------------------------------- -------------------------------------------- --------------------------------
                                                                                     DOLLAR RANGE OF FUND
PORTFOLIO MANAGER                 FUND                                                  SHARES OWNED(1)
--------------------------------- -------------------------------------------- --------------------------------
PATRICK P. COYNE                  USA Fund                                                  _____
--------------------------------- -------------------------------------------- --------------------------------
                                  Insured Fund                                              _____
--------------------------------- -------------------------------------------- --------------------------------
                                  Intermediate Fund                                         _____
--------------------------------- -------------------------------------------- --------------------------------
                                  National High-Yield Fund                                  _____
--------------------------------- -------------------------------------------- --------------------------------
JOSEPH R. BAXTER                  USA Fund                                                  _____
--------------------------------- -------------------------------------------- --------------------------------
                                  Insured Fund                                              _____
--------------------------------- -------------------------------------------- --------------------------------
                                  Intermediate Fund                                         _____
--------------------------------- -------------------------------------------- --------------------------------
                                  National High-Yield Fund                                  _____
--------------------------------- -------------------------------------------- --------------------------------
ROBERT F. COLLINS                 USA Fund                                                  _____
--------------------------------- -------------------------------------------- --------------------------------
                                  Insured Fund                                              _____
--------------------------------- -------------------------------------------- --------------------------------
                                  Intermediate Fund                                         _____
--------------------------------- -------------------------------------------- --------------------------------
                                  National High-Yield Fund                                  _____
---------------------------------------------------------------------------------------------------------------

(1) Includes Fund shares beneficially owned by portfolio manager and immediate family members sharing the same household.


OFFICERS AND TRUSTEES

       The business and affairs of the Funds are managed under the direction of its Board of Trustees.

       Certain officers and trustees of the Funds hold identical positions in each of the other funds in the Delaware Investments family. As of November 30, 2005, the officers and trustees of each investment company, as a group, owned [less than 1%] of the outstanding shares of each class of the Funds.

       As of November 30, 2005, management believes the following accounts held 5% or more of a Class of shares of a Fund. The Funds have no knowledge of beneficial ownership.

---------------------------------------- -------------------------------------------------------- ------------------ -------------
FUND/CLASS                               NAME AND ADDRESS OF ACCOUNT                                 SHARE AMOUNT     PERCENTAGE
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free Arizona Fund           ________________________________________________________ __________________ _____________
Class A Shares                           ________________________________________________________ __________________ _____________
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free Arizona Fund           ________________________________________________________ __________________ _____________
Class C Shares                           ________________________________________________________ __________________ _____________
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free Arizona Insured
Fund Class A Shares
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free Arizona Insured
Fund Class B Shares
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free Arizona Insured        ________________________________________________________ __________________ _____________
Fund Class C Shares
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free California Fund        ________________________________________________________ __________________ _____________
Class A Shares                           ________________________________________________________ __________________ _____________
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free California Fund
Class B Shares
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free California Fund        ________________________________________________________ __________________ _____________
Class C Shares
---------------------------------------- -------------------------------------------------------- ------------------ -------------
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free California             ________________________________________________________ __________________ _____________
Insured Fund Class A Shares
---------------------------------------- -------------------------------------------------------- ------------------ -------------

---------------------------------------- -------------------------------------------------------- ------------------ -------------
FUND/CLASS                               NAME AND ADDRESS OF ACCOUNT                                 SHARE AMOUNT     PERCENTAGE
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free California             ________________________________________________________ __________________ _____________
Insured Fund Class B Shares
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free California             ________________________________________________________ __________________ _____________
Insured Fund Class C Shares              ________________________________________________________ __________________ _____________
                                         ________________________________________________________ __________________ _____________
                                         ________________________________________________________ __________________ _____________
                                         ________________________________________________________ __________________ _____________
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free Colorado Fund          ________________________________________________________ __________________ _____________
Class B Shares
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free Colorado Fund          ________________________________________________________ __________________ _____________
Class C Shares
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free Florida Fund           ________________________________________________________ __________________ _____________
Class A Shares
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free Florida Fund           ________________________________________________________ __________________ _____________
Class B Shares                           ________________________________________________________ __________________ _____________
                                         ________________________________________________________ __________________ _____________
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free Florida Fund           ________________________________________________________ __________________ _____________
Class C Shares                           ________________________________________________________ __________________ _____________
                                         ________________________________________________________ __________________ _____________
                                         ________________________________________________________ __________________ _____________
                                         ________________________________________________________ __________________ _____________
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free Florida Insured
Fund Class A Shares
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free Florida Insured        ________________________________________________________ __________________ _____________
Fund Class B Shares
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free Florida Insured        ________________________________________________________ __________________ _____________
Fund Class C Shares                      ________________________________________________________ __________________ _____________
                                         ________________________________________________________ __________________ _____________
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free Idaho Fund
Class A Shares
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free Idaho Fund             ________________________________________________________ __________________ _____________
Class B Shares
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free Idaho Fund
Class C Shares
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free Minnesota Fund
Class B Shares
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free Minnesota Fund         ________________________________________________________ __________________ _____________
Class C Shares
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free Minnesota              ________________________________________________________ __________________ _____________
Insured Fund Class C Shares
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free Minnesota
Intermediate Fund Class A Shares
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free Minnesota              ________________________________________________________ __________________ _____________
Intermediate Fund Class B Shares         ________________________________________________________ __________________ _____________
                                         ________________________________________________________ __________________ _____________
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free Minnesota              ________________________________________________________ __________________ _____________
Intermediate Fund Class C Shares         ________________________________________________________ __________________ _____________
---------------------------------------- -------------------------------------------------------- ------------------ -------------

---------------------------------------- -------------------------------------------------------- ------------------ -------------
FUND/CLASS                               NAME AND ADDRESS OF ACCOUNT                                 SHARE AMOUNT     PERCENTAGE
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Minnesota High-Yield
Municipal Bond Fund Class B
Shares
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Minnesota High-Yield            ________________________________________________________ __________________ _____________
Municipal Bond Fund Class C              ________________________________________________________ __________________ _____________
Shares
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free Missouri
Insured Fund Class A Shares
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free Missouri               ________________________________________________________ __________________ _____________
Insured Fund Class B Shares
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free Missouri               ________________________________________________________ __________________ _____________
Insured Fund Class C Shares              ________________________________________________________ __________________ _____________
                                         ________________________________________________________ __________________ _____________
                                         ________________________________________________________ __________________ _____________
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free New York Fund
Class A Shares
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free New York Fund          ________________________________________________________ __________________ _____________
Class B Shares                           ________________________________________________________ __________________ _____________
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free New York Fund
Class C Shares
---------------------------------------- -------------------------------------------------------- ------------------ -------------
Delaware Tax-Free Oregon Insured         ________________________________________________________ __________________ _____________
Class C Shares                           ________________________________________________________ __________________ _____________
---------------------------------------- -------------------------------------------------------- ------------------ -------------

         DMH Corp., Delaware Investments U.S., Inc., Delaware General Management, Inc., Delaware Management Company, Inc., Delaware Service Company, Inc., Delaware Distributors, Inc., Delaware Management Trust Company, Delaware Management Business Trust, Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Management Company (a series of Delaware Management Business Trust), Delaware Capital Management (a series of Delaware Management Business Trust), Delaware Lincoln Cash Management (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Retirement Financial Services, Inc. and LNC Administrative Services Corporation are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). DMH is an indirect, wholly owned subsidiary, and subject to the ultimate control, of Lincoln National Corporation. Lincoln National Corporation, with headquarters in Philadelphia, Pennsylvania, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. Delaware Investments is the marketing name for DMH and its subsidiaries.

        Trustees and principal officers of the Funds are noted below along with their ages and their business experience for the past five years.

-------------------------- ------------------ ---------------- -------------------------------- --------------------- --------------
                                                                                                                         OTHER
                                                                                                       NUMBER OF      DIRECTORSHIPS
                                                                                                 PORTFOLIOS IN FUND      HELD BY
                                                                                                 COMPLEX OVERSEEN       TRUSTEE/
NAME, ADDRESS AND           POSITION(S) HELD   LENGTH OF TIME   PRINCIPAL OCCUPATION(S) DURING   BY TRUSTEE/DIRECTOR    DIRECTOR
BIRTHDATE                     WITH FUNDS          SERVED                PAST 5 YEARS                 OR OFFICER         OR OFFICER
-------------------------- ------------------ ---------------- -------------------------------- --------------------- --------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
JUDE T. DRISCOLL(2)            Chairman,         5 Years -       Mr. Driscoll has served in              86                   None
2005 Market Street         President, Chief      Executive      various executive capacities
Philadelphia, PA 19103         Executive          Officer      at different times at Delaware
                              Officer and                              Investments(1)
March 10, 1963                  Trustee          2 Years -
                                                  Trustee
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
THOMAS L. BENNETT               Trustee         Since March          Private Investor -                  86                   None
2005 Market Street                               23, 2005          (March 2004 - Present)
Philadelphia, PA 19103
                                                                    Investment Manager -
October 4, 1947                                                     Morgan Stanley & Co.
                                                                 (January 1984 - March 2004)

-------------------------- ------------------ ---------------- -------------------------------- --------------------- --------------

-------------------------- ------------------ ---------------- -------------------------------- --------------------- --------------
                                                                                                                         OTHER
                                                                                                       NUMBER OF      DIRECTORSHIPS
                                                                                                 PORTFOLIOS IN FUND      HELD BY
                                                                                                 COMPLEX OVERSEEN       TRUSTEE/
NAME, ADDRESS AND           POSITION(S) HELD   LENGTH OF TIME   PRINCIPAL OCCUPATION(S) DURING   BY TRUSTEE/DIRECTOR    DIRECTOR
BIRTHDATE                     WITH FUNDS          SERVED                PAST 5 YEARS                 OR OFFICER         OR OFFICER
-------------------------- ------------------ ---------------- -------------------------------- --------------------- --------------
JOHN A. FRY                     Trustee           4 Years                President -                     86             Director -
2005 Market Street                                               Franklin & Marshall College                        Community Health
Philadelphia, PA 19103                                              (June 2002 - Present)                               Systems

May 28, 1960                                                     Executive Vice President -
                                                                 University of Pennsylvania
                                                                  (April 1995 - June 2002)

-------------------------- ------------------ ---------------- -------------------------------- --------------------- --------------
ANTHONY D. KNERR                Trustee          12 Years        Founder/Managing Director -             86                   None
2005 Market Street                                               Anthony Knerr & Associates
Philadelphia, PA 19103                                             (Strategic Consulting)
                                                                      (1990 - Present)
December 7, 1938

-------------------------- ------------------ ---------------- -------------------------------- --------------------- --------------
LUCINDA S. LANDRETH             Trustee         Since March      Chief Investment Officer -              86                   None
2005 Market Street                               23, 2005              Assurant, Inc.
Philadelphia, PA 19103                                                   (Insurance)
                                                                        (2002 - 2004)
June 24, 1947
-------------------------- ------------------ ---------------- -------------------------------- --------------------- --------------

-------------------------- ------------------ ---------------- -------------------------------- --------------------- --------------
                                                                                                                         OTHER
                                                                                                     NUMBER OF      DIRECTORSHIPS
                                                                                                 PORTFOLIOS IN FUND      HELD BY
                                                                                                 COMPLEX OVERSEEN       TRUSTEE/
NAME, ADDRESS AND           POSITION(S) HELD   LENGTH OF TIME   PRINCIPAL OCCUPATION(S) DURING   BY TRUSTEE/DIRECTOR    DIRECTOR
BIRTHDATE                     WITH FUNDS          SERVED                PAST 5 YEARS                 OR OFFICER         OR OFFICER
-------------------------- ------------------ ---------------- -------------------------------- --------------------- --------------
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (continued)
------------------------------------------------------------------------------------------------------------------------------------
ANN R. LEVEN                    Trustee          16 Years      Treasurer/Chief Fiscal Officer            86       Director and Audit
2005 Market Street                                                - National Gallery of Art                           Committee
Philadelphia, PA 19103                                                  (1994 - 1999)                               Chairperson -
                                                                                                                     Andy Warhol
November 1, 1940                                                                                                      Foundation

                                                                                                                  Director and Audit
                                                                                                                  Committee Member -
                                                                                                                    Systemax Inc.

-------------------------- ------------------ ---------------- -------------------------------- --------------------- --------------
THOMAS F. MADISON               Trustee          11 Years         President/Chief Executive              86           Director -
2005 Market Street                                              Officer - MLM Partners, Inc.                        Banner Health
Philadelphia, PA 19103                                           (Small Business Investing &

Consulting) Director and Audit
February 25, 1936                                                 (January 1993 - Present)                       Committee Member -
                                                                                                                Center Point Energy

                                                                                                                Director and Audit
                                                                                                                Committee Member -
                                                                                                                Digital River Inc.

                                                                                                                  Director and Audit
                                                                                                                  Committee Member -
                                                                                                                  Rimage Corporation

                                                                                                                      Director -
                                                                                                                 Valmont Industries,
                                                                                                                        Inc.
-------------------------- ------------------ ---------------- -------------------------------- --------------------- --------------
JANET L. YEOMANS                Trustee           6 Years         Vice President/Mergers &               86               None
2005 Market Street                                                     Acquisitions -
Philadelphia, PA 19103                                                 3M Corporation
                                                                  (January 2003 - Present)
July 31, 1948
                                                                Ms. Yeomans has  held various
                                                                 management positions at 3M
                                                                  Corporation since 1983.

-------------------------- ------------------ ---------------- -------------------------------- --------------------- --------------
J. RICHARD ZECHER               Trustee         Since March               Founder -                      86       Director and Audit
2005 Market Street                               23, 2005            Investor Analytics                           Committee Member -
Philadelphia, PA 19103                                                (Risk Management)                           Investor Analytics
                                                                    (May 1999 - Present)
July 3, 1940                                                                                                      Director and Audit
                                                                                                                  Committee Member -
                                                                                                                    Oxigene, Inc.
-------------------------- ------------------ ---------------- -------------------------------- --------------------- --------------

-------------------------- ------------------ ---------------- -------------------------------- --------------------- --------------
                                                                                                                         OTHER
                                                                                                     NUMBER OF        DIRECTORSHIPS
                                                                                                 PORTFOLIOS IN FUND      HELD BY
                                                                                                 COMPLEX OVERSEEN       TRUSTEE/
NAME, ADDRESS AND           POSITION(S) HELD     LENGTH OF      PRINCIPAL OCCUPATION(S) DURING  BY TRUSTEE/DIRECTOR     DIRECTOR
BIRTHDATE                      WITH FUNDS        TIME SERVED            PAST 5 YEARS                 OR OFFICER         OR OFFICER
-------------------------- ------------------ ---------------- -------------------------------- --------------------- --------------
OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL P. BISHOF             Senior Vice          Chief          Mr. Bishof has served in               86                 None(3)
2005 Market Street           President and       Financial      various executive capacities
Philadelphia, PA 19103      Chief Financial    Officer since   at different times at Delaware
                                Officer        February 17,              Investments
August 18, 1962                                    2005

-------------------------- ------------------ ---------------- -------------------------------- --------------------- --------------
DAVID F. CONNOR             Vice President/    Since October      Mr. Connor has served in               86                   None
2005 Market Street          Deputy General       25, 2005       various executive capacities
Philadelphia, PA 19103     Counsel/Secretary                   at different times at Delaware
                                                                         Investments
December 2, 1963

-------------------------- ------------------ ---------------- -------------------------------- --------------------- --------------
DAVID P. O'CONNOR             Senior Vice      Since October     Mr. O'Connor has served in              86                   None
2005 Market Street         President/General     25, 2005       various executive capacities
Philadelphia, PA 19103       Counsel/Chief                     at different times at Delaware
                             Legal Officer                               Investments
February 21, 1966

-------------------------- ------------------ ---------------- -------------------------------- --------------------- --------------
JOHN J. O'CONNOR              Senior Vice        Treasurer       Mr. O'Connor has served in              86                 None(3)
2005 Market Street           President and    since February    various executive capacities
Philadelphia, PA 19103         Treasurer         17, 2005      at different times at Delaware
                                                                         Investments
June 16, 1957
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Funds' investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Funds' manager and distributor.
(3) Mr. Bishof and Mr. O'Connor also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter and transfer agent as the registrant.
--------------------------------------------------------------------------------

         Following is additional information regarding investment professionals affiliated with the Funds, along with their ages and their business experience for the past five years.

------------------------------ --------------------------------------- ------------------------------ ------------------------------
NAME, ADDRESS AND                                                                                     PRINCIPAL OCCUPATION(S) DURING
BIRTHDATE                          POSITION(S) HELD WITH THE FUNDS         LENGTH OF TIME SERVED               PAST 5 YEARS
------------------------------ --------------------------------------- ------------------------------ ------------------------------
PATRICK P. COYNE                 Executive Vice President/Managing                8 years            During the past five years, Mr.
2005 Market Street              Director/Chief Investment Officer -                                    Coyne has served in various
Philadelphia, PA 19103                         Equity                                               capacities at different times at
                                                                                                          Delaware Investments.
April 14, 1963

------------------------------ --------------------------------------- ------------------------------ ------------------------------
JOSEPH R. BAXTER                   Senior Vice President/Head of                  6 Years            During the past five years, Mr.
2005 Market Street                   Municipal Bond Investments                                         Baxter has served in various
Philadelphia, PA 19103                                                                              capacities at different times at
                                                                                                          Delaware Investments.
July 31, 1958

------------------------------ --------------------------------------- ------------------------------ ------------------------------
ROBERT F. COLLINS                 Vice President/Senior Portfolio                 1 Year              Prior to June 25, 2004, Mr.
2005 Market Street                            Manager                                                 Collins had served in various
Philadelphia, PA 19103                                                                               capacities as a Vice President,
                                                                                                           Director of Portfolio
May 26, 1956                                                                                            Management of the Municipal
                                                                                                          Investment Group at PNC
                                                                                                                 Advisors.
------------------------------ --------------------------------------- ------------------------------ ------------------------------

         The following table shows each Trustee's ownership of shares of each Fund and of all Delaware Investments funds as of December 31, 2004, unless otherwise noted.

-------------------------- ----------------------------------------------------- ---------------------------------------------------
                                                                                 AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                                                                                  REGISTERED INVESTMENT COMPANIES OVERSEEN BY
NAME                           DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS       TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
-------------------------- ----------------------------------------------------- ---------------------------------------------------
Jude T. Driscoll                                  ____                                               Over $100,000
-------------------------- ----------------------------------------------------- ---------------------------------------------------
Walter P. Babich(1)                               ____                                               Over $100,000
-------------------------- ----------------------------------------------------- ---------------------------------------------------
Thomas L. Bennett(2)                              ____                                                    None
-------------------------- ----------------------------------------------------- ---------------------------------------------------
John H. Durham(1)                                 ____                                               Over $100,000
-------------------------- ----------------------------------------------------- ---------------------------------------------------
John A. Fry                                       ____                                              Over $100,000(3)
-------------------------- ----------------------------------------------------- ---------------------------------------------------
Anthony D. Knerr                                  ____                                             $10,001 - $50,000
-------------------------- ----------------------------------------------------- ---------------------------------------------------
Lucinda S. Landreth(2)                            ____                                                    None
-------------------------- ----------------------------------------------------- ---------------------------------------------------
Ann R. Leven                                      ____                                               Over $100,000
-------------------------- ----------------------------------------------------- ---------------------------------------------------
Thomas F. Madison                                 ____                                             $10,001 - $50,000
-------------------------- ----------------------------------------------------- ---------------------------------------------------
Janet L. Yeomans                                  ____                                             $50,001 - $100,000
-------------------------- ----------------------------------------------------- ---------------------------------------------------
J. Richard Zecher(2)                              ____                                                    None
-------------------------- ----------------------------------------------------- ---------------------------------------------------

(1) Trustee retired from the Board on March 22, 2005.
(2) Trustee elected to the Board on March 23, 2005; information provided as of that date.
(3) As of December 31, 2004, John A. Fry held assets in a 529 Plan account. Under the terms of the Plan, a portion of the assets held in the Plan may be invested in the Funds. Mr. Fry held no shares of the Funds outside of the Plan as of December 31, 2004.

        The following is are compensation tables listing for each Trustee/Director entitled to receive compensation, the aggregate compensation expected to be received from each investment company noted below during the actual fiscal year and the total compensation received from all investment companies in the Delaware Investments family for the fiscal period ended August 31, 2005 and an estimate of annual benefits to be received upon retirement under the Delaware Investments Retirement Plan for Trustees/Directors as of August 31, 2005. Only the independent Trustees of the Funds receive compensation from the Funds.

----------------------- ------------- --------------- --------------- -------------- --------------- --------------- ---------------
                                                                                                                          TOTAL
                                                                                                                      COMPENSATION
                                                                                                                       FROM ALL 32
                                                                                                                       INVESTMENT
                          VOYAGEUR       VOYAGEUR        VOYAGEUR                       VOYAGEUR                        COMPANIES
                          INSURED      INTERMEDIATE     INVESTMENT      VOYAGEUR      MUTUAL FUNDS    VOYAGEUR TAX     IN DELAWARE
TRUSTEE/DIRECTOR           FUNDS      TAX FREE FUNDS      TRUST       MUTUAL FUNDS         II          FREE FUNDS    INVESTMENTS(1)
----------------------- ------------- --------------- --------------- -------------- --------------- --------------- ---------------
Thomas L. Bennett            $____           $____           $____          $____           $____           $____            $____
----------------------- ------------- --------------- --------------- -------------- --------------- --------------- ---------------
John A. Fry                  $____           $____           $____          $____           $____           $____            $____
----------------------- ------------- --------------- --------------- -------------- --------------- --------------- ---------------
Anthony D. Knerr             $____           $____           $____          $____           $____           $____            $____
----------------------- ------------- --------------- --------------- -------------- --------------- --------------- ---------------
Lucinda S. Landreth          $____           $____           $____          $____           $____           $____            $____
----------------------- ------------- --------------- --------------- -------------- --------------- --------------- ---------------
Ann R. Leven                 $____           $____           $____          $____           $____           $____            $____
----------------------- ------------- --------------- --------------- -------------- --------------- --------------- ---------------
Thomas F. Madison            $____           $____           $____          $____           $____           $____            $____
----------------------- ------------- --------------- --------------- -------------- --------------- --------------- ---------------
Janet L. Yeomans             $____           $____           $____          $____           $____           $____            $____
----------------------- ------------- --------------- --------------- -------------- --------------- --------------- ---------------
J. Richard Zecher            $____           $____           $____          $____           $____           $____            $____
----------------------- ------------- --------------- --------------- -------------- --------------- --------------- ---------------

------------------------------------------------------------------------------------------------------------------------------------
                         PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF EACH INVESTMENT COMPANY'S EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          TOTAL
                                                                                                                      COMPENSATION
                                                                                                                       FROM ALL 32
                                         VOYAGEUR                                                                      INVESTMENT
                           VOYAGEUR    INTERMEDIATE       VOYAGEUR       VOYAGEUR       VOYAGEUR       VOYAGEUR        COMPANIES
                           INSURED       TAX FREE        INVESTMENT       MUTUAL         MUTUAL        TAX FREE       IN DELAWARE
TRUSTEE/DIRECTOR            FUNDS          FUNDS            TRUST           FUNDS        FUNDS II         FUNDS       INVESTMENTS(1)
----------------------- -------------- ---------------- --------------- ------------- ---------------- ------------- ---------------
Thomas L. Bennett           None            None             None           None           None            None            None
----------------------- -------------- ---------------- --------------- ------------- ---------------- ------------- ---------------
John A. Fry                 None            None             None           None           None            None            None
----------------------- -------------- ---------------- --------------- ------------- ---------------- ------------- ---------------
Anthony D. Knerr            None            None             None           None           None            None            None
----------------------- -------------- ---------------- --------------- ------------- ---------------- ------------- ---------------
Lucinda S. Landreth         None            None             None           None           None            None            None
----------------------- -------------- ---------------- --------------- ------------- ---------------- ------------- ---------------
Ann R. Leven                None            None             None           None           None            None            None
----------------------- -------------- ---------------- --------------- ------------- ---------------- ------------- ---------------
Thomas F. Madison           None            None             None           None           None            None            None
----------------------- -------------- ---------------- --------------- ------------- ---------------- ------------- ---------------
Janet L. Yeomans            None            None             None           None           None            None            None
----------------------- -------------- ---------------- --------------- ------------- ---------------- ------------- ---------------
J. Richard Zecher           None            None             None           None           None            None            None
----------------------- -------------- ---------------- --------------- ------------- ---------------- ------------- ---------------

(1) Each independent Trustee/Director currently receives a total annual retainer fee of $80,000 for serving as a Trustee/Director for all 32 investment companies in Delaware Investments, plus $5,000 for each Board Meeting attended. The following compensation is in the aggregate from all investment companies in the complex. Members of the audit committee receive additional compensation of $2,500 for each meeting. Members of the nominating committee receive additional compensation of $1,700 for each meeting. In addition, the chairpersons of the audit and nominating committees each receive an annual retainer of $10,000 and $1,500, respectively. The Coordinating Trustee/Director of the Delaware Investments funds receives an additional retainer of $25,000.

------------------------------------------------------------------------------------------------------------------------------------
                  ESTIMATED ANNUAL BENEFITS UPON RETIREMENT(2)
------------------------------------------------------------------------------------------------------------------------------------
                                                VOYAGEUR
                                              INTERMEDIATE         VOYAGEUR
                              VOYAGEUR          TAX FREE          INVESTMENT          VOYAGEUR          VOYAGEUR       VOYAGEUR TAX
TRUSTEE/DIRECTOR(2)        INSURED FUNDS          FUNDS              TRUST          MUTUAL FUNDS     MUTUAL FUNDS II     FREE FUNDS
------------------------- ----------------- ------------------ ------------------ ----------------- ------------------ -------------
Thomas L. Bennett              $____              $____              $____             $____              $____             $____
------------------------- ----------------- ------------------ ------------------ ----------------- ------------------ -------------
John A. Fry                    $____              $____              $____             $____              $____             $____
------------------------- ----------------- ------------------ ------------------ ----------------- ------------------ -------------
Anthony D. Knerr               $____              $____              $____             $____              $____             $____
------------------------- ----------------- ------------------ ------------------ ----------------- ------------------ -------------
Lucinda S. Landreth            $____              $____              $____             $____              $____             $____
------------------------- ----------------- ------------------ ------------------ ----------------- ------------------ -------------
Ann R. Leven                   $____              $____              $____             $____              $____             $____
------------------------- ----------------- ------------------ ------------------ ----------------- ------------------ -------------
Thomas F. Madison              $____              $____              $____             $____              $____             $____
------------------------- ----------------- ------------------ ------------------ ----------------- ------------------ -------------
Janet L. Yeomans               $____              $____              $____             $____              $____             $____
------------------------- ----------------- ------------------ ------------------ ----------------- ------------------ -------------
J. Richard Zecher              $____              $____              $____             $____              $____             $____
------------------------- ----------------- ------------------ ------------------ ----------------- ------------------ -------------

(2) Under the terms of the Delaware Investments Retirement Plan for Trustees/Directors, each disinterested Trustee/Director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for which he or she serves as Trustee/Director for a period equal to the lesser of the number of years that such person served as a Trustee/Director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to trustees/directors of each investment company at the time of such person's retirement. If an eligible Trustee/Director retired as of August 31, 2004, he or she would be entitled to annual payments totaling the amounts noted above, in the aggregate, from all of the investment companies in the Delaware Investments family for which he or she serves as a trustee or director, based on the number of investment companies in the Delaware Investments family as of that date.

        The Board of Trustees has the following committees:

        AUDIT COMMITTEE. This committee monitors accounting and financial reporting policies and practices, and internal controls for the Delaware Investments funds. It also oversees the quality and objectivity of the Delaware Investments funds' financial statements and the independent audit thereof, and acts as a liaison between the Delaware Investments funds' independent auditors and the full Board of Trustees. The Audit Committee of the Funds consists of the following four independent trustees appointed by the Board: Thomas F. Madison, Chairperson; Jan L. Yeomans, Thomas L. Bennett and J. Richard Zecher. The Audit Committee held [four] meetings during the Trust's last fiscal year.

        NOMINATING AND CORPORATE GOVERNANCE COMMITTEE. This committee recommends Board members, fills vacancies and considers the qualifications of Board members. The committee also monitors the performance of counsel for independent trustees. The Nominating Committee will consider selections for Board of Directors nominations from shareholders. The Nominating Committee of the Funds currently consists of the following three trustees/directors appointed by the
Board: John A. Fry, Chairperson; Anthony D. Knerr and Lucinda S. Landreth; Ann
R. Leven is an ex officio member, all of whom are independent. The Nominating Committee held [10] meetings during the Trust's last fiscal year.

        INDEPENDENT TRUSTEE COMMITTEE. This committee develops and recommends to the Board a set of corporate governance principles and oversees the evaluation of the Board, its committees and its activities. The Independent Trustee Committee of the Fund currently consists of the following eight independent Trustees/Directors: Thomas L. Bennett, John A. Fry, Anthony D. Knerr, Lucinda S. Landreth, Ann R. Leven, Thomas F. Madison, Jan L. Yeomans and J. Richard Zecher. The Independent Trustee Committee held [six] meetings during the Trust's last fiscal year.

GENERAL INFORMATION

         The shares of the Funds constitute separate series of parent entities, which are open-end investment companies. Each Fund is non-diversified as defined by the Investment Company Act of 1940. Below shows each Fund's original and current form of organization.

--------------------------------------------------- ---------------------------------------- ---------------------------------------
PARENT                                                    ORIGINAL FORM OF ORGANIZATION       CURRENT FORM OF ORGANIZATION
                                                                     (DATE)                             (DATE)
--------------------------------------------------- ---------------------------------------- ---------------------------------------
VOYAGEUR INSURED FUNDS                                       Minnesota Corporation                   Delaware Business Trust
Tax-Free Arizona Insured Fund                                  (January 6, 1987)                       (November 1, 1999)
Tax-Free Minnesota Insured Fund
--------------------------------------------------- ---------------------------------------- ---------------------------------------
VOYAGEUR INTERMEDIATE TAX FREE FUNDS                         Minnesota Corporation                   Delaware Business Trust
Tax-Free Minnesota Intermediate Fund                          (January 21, 1985)                       (November 1, 1999)
--------------------------------------------------- ---------------------------------------- ---------------------------------------
VOYAGEUR INVESTMENT TRUST                                Massachusetts Business Trust             Massachusetts Business Trust
Tax-Free Florida Insured Fund                                (September 16, 1991)                     (September 16, 1991)
Tax-Free Missouri Insured Fund
Tax-Free Oregon Insured Fund
--------------------------------------------------- ---------------------------------------- ---------------------------------------
VOYAGEUR MUTUAL FUNDS
Tax-Free California Fund                                    Minnesota Corporation                   Delaware Business Trust
Tax-Free Idaho Fund                                            (April 14, 1993)                        (November 1, 1999)
Tax-Free New York Fund
Minnesota High-Yield Fund
--------------------------------------------------- ---------------------------------------- ---------------------------------------
VOYAGEUR MUTUAL FUNDS II                                     Minnesota Corporation                   Delaware Business Trust
Tax-Free Colorado Fund                                        (January 13, 1987)                       (November 1, 1999)
--------------------------------------------------- ---------------------------------------- ---------------------------------------
VOYAGEUR TAX FREE FUNDS                                      Minnesota Corporation                   Delaware Business Trust
Tax-Free Minnesota Fund                                       (November 10, 1983)                      (November 1, 1999)
--------------------------------------------------- ---------------------------------------- ---------------------------------------

         The Manager is the investment manager of each Fund. The Manager also provides investment management services to certain of the other funds in the Delaware Investments family. An affiliate of the Manager manages private investment accounts. While investment decisions for each Fund are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for each Fund.


         The Manager manages several of the investment options for Delaware-Lincoln ChoicePlus and Delaware Medallion(SM) III Variable Annuities. ChoicePlus is issued and distributed by Lincoln National Life Insurance Company. ChoicePlus offers a variety of different investment styles managed by leading money managers. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers various investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through ChoicePlus and Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Investments mutual funds available outside the annuity, although actual performance will differ due to such factors as different expense levels, asset size and its timing of purchases and redemptions.

         The Delaware Investments Family of Funds, the Manager, the Distributor and the Financial intermediary wholesaler, in compliance with SEC Rule 17j-1 under the 1940 Act, have adopted Codes of Ethics which govern personal securities transactions. Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Funds, subject to the requirements set forth in Rule 17j-1 and certain other procedures set forth in the applicable Code of Ethics. The Codes of Ethics for the Delaware Investments Family of Funds, the Manager, the Distributor and the Financial intermediary wholesaler are on public file with, and are available from, the SEC.

         The Distributor acts as national distributor for each Fund and for the other mutual funds in the Delaware Investments family. The Distributor received net commissions from each Fund on behalf of the Class A Shares, after allowances to dealers, as follows:

------------------------------------------- -------------------------------------------- -------------------------------------------
                                                                                                  UNDERWRITING COMMISSIONS
                                                   TOTAL UNDERWRITING COMMISSIONS                 RETAINED BY UNDERWRITER
                                            -------------------------------------------- -------------------------------------------
                                                       FISCAL YEAR ENDED 8/31                       FISCAL YEAR ENDED 8/31
                                            -------------------------------------------- -------------------------------------------
FUND                                              2005           2004           2003           2005           2004           2003
------------------------------------------- -------------- -------------- -------------- -------------- -------------- -------------
Tax-Free Arizona Insured Fund                     $____       $165,589       $299,923          $____        $23,312        $36,679
------------------------------------------- -------------- -------------- -------------- -------------- -------------- -------------
Tax-Free California Fund                          $____        $97,078       $127,568          $____        $13,959        $15,919
------------------------------------------- -------------- -------------- -------------- -------------- -------------- -------------
Tax-Free Colorado Fund                            $____       $226,129       $403,094          $____        $30,881        $47,613
------------------------------------------- -------------- -------------- -------------- -------------- -------------- -------------
Tax-Free Florida Insured Fund                     $____        $76,924       $115,078          $____        $10,391         $5,379
------------------------------------------- -------------- -------------- -------------- -------------- -------------- -------------
Tax-Free Idaho Fund                               $____       $270,138       $416,909          $____        $35,034        $54,962
------------------------------------------- -------------- -------------- -------------- -------------- -------------- -------------
Tax-Free Minnesota Fund                           $____       $394,512       $433,443          $____        $67,149        $49,242
                                            -------------- -------------- -------------- -------------- -------------- -------------
------------------------------------------- -------------- -------------- -------------- -------------- -------------- -------------
Tax-Free Minnesota Insured Fund                   $____       $239,843       $405,484          $____        $38,071        $52,150
------------------------------------------- -------------- -------------- -------------- -------------- -------------- -------------
Tax-Free Minnesota Intermediate Fund              $____        $88,918        $92,096          $____        $17,079        $14,769
------------------------------------------- -------------- -------------- -------------- -------------- -------------- -------------
Minnesota High-Yield Fund                         $____       $225,166       $136,522          $____        $34,085        $16,971
------------------------------------------- -------------- -------------- -------------- -------------- -------------- -------------
Tax-Free Missouri Insured Fund                    $____        $29,997        $49,812          $____         $4,824         $6,900
------------------------------------------- -------------- -------------- -------------- -------------- -------------- -------------
Tax-Free New York Fund                            $____        $10,081        $17,914          $____         $1,240         $2,155
-------------------------------------------                                              -------------- -------------- -------------
------------------------------------------- -------------- -------------- -------------- -------------- -------------- -------------
Tax-Free Oregon Insured Fund                      $____       $135,128       $193,588          $____        $22,365        $24,860
------------------------------------------- -------------- -------------- -------------- -------------- -------------- -------------

         The Distributor received in the aggregate Limited CDSC payments with respect to Class A Shares of each Fund as follows:

--------------------------------------------------------------------------------------------------------------
                                            LIMITED CDSC PAYMENTS
--------------------------------------------------------------------------------------------------------------
                                               CLASS A SHARES
--------------------------------------------------------------------------------------------------------------
FUND                                                             FISCAL YEAR ENDED 8/31
------------------------------------------- ------------------------------------------------------------------
                                                    2005                  2004                   2003
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free Arizona Insured Fund                       $____                    ---                $5,000
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free California Fund                            $____                    ---                   ---
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free Colorado Fund                              $____                    ---               $10,056
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free Florida Insured Fund                       $____                    ---                  $500
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free Idaho Fund                                 $____                    ---                   ---
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free Minnesota Fund                             $____                    ---               $10,071
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free Minnesota Insured Fund                     $____                    ---                   ---
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free Minnesota Intermediate Fund                $____                    ---                   ---
------------------------------------------- --------------------- ---------------------- ---------------------
Minnesota High-Yield Fund                           $____                    ---                   ---
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free Missouri Insured Fund                      $____                    ---                   ---
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free New York Fund                              $____                    ---                   ---
------------------------------------------- --------------------- ---------------------- ---------------------
Tax-Free Oregon Insured Fund                        $____                    ---                   ---
------------------------------------------- --------------------- ---------------------- ---------------------

         The Distributor received in the aggregate CDSC payments with respect to Class B Shares of each Fund as follows:

--------------------------------------------------------------------------------------------------------------
                                                CDSC PAYMENTS
--------------------------------------------------------------------------------------------------------------
                                               CLASS B SHARES
--------------------------------------------------------------------------------------------------------------
                                                                  FISCAL YEAR ENDED 8/31
------------------------------------------- ------------------------------------------------------------------
FUND                                                 2005                   2004                  2003
------------------------------------------- ---------------------- --------------------- ---------------------
Tax-Free Arizona Insured Fund                        $____               $40,856               $30,164
------------------------------------------- ---------------------- --------------------- ---------------------
Tax-Free California Fund                             $____               $32,523               $35,224
------------------------------------------- ---------------------- --------------------- ---------------------
Tax-Free Colorado Fund                               $____               $15,634               $45,798
------------------------------------------- ---------------------- --------------------- ---------------------
Tax-Free Florida Insured Fund                        $____               $29,747                $9,216
------------------------------------------- ---------------------- --------------------- ---------------------
Tax-Free Idaho Fund                                  $____               $29,621               $14,523
------------------------------------------- ---------------------- --------------------- ---------------------
Tax-Free Minnesota Fund                              $____               $20,365               $22,944
------------------------------------------- ---------------------- --------------------- ---------------------
Tax-Free Minnesota Insured Fund                      $____               $18,953               $19,940
------------------------------------------- ---------------------- --------------------- ---------------------
Tax-Free Minnesota Intermediate Fund                 $____                $6,451                $5,654
------------------------------------------- ---------------------- --------------------- ---------------------
Minnesota High-Yield Fund                            $____                $7,867               $18,889
------------------------------------------- ---------------------- --------------------- ---------------------
Tax-Free Missouri Insured Fund                       $____               $14,146                $2,307
------------------------------------------- ---------------------- --------------------- ---------------------
Tax-Free New York Fund                               $____               $10,900                $6,138
------------------------------------------- ---------------------- --------------------- ---------------------
Tax-Free Oregon Insured Fund                         $____               $13,139               $16,434
------------------------------------------- ---------------------- --------------------- ---------------------

       The Distributor received in the aggregate CDSC payments with respect to Class C Shares of each Fund as follows:

--------------------------------------------------------------------------------------------------------------
                                                CDSC PAYMENTS
--------------------------------------------------------------------------------------------------------------
                                               CLASS C SHARES
--------------------------------------------------------------------------------------------------------------
                                                                  FISCAL YEAR ENDED 8/31
------------------------------------------- ------------------------------------------------------------------
FUND                                                 2005                   2004                  2003
------------------------------------------- ---------------------- --------------------- ---------------------
Tax-Free Arizona Insured Fund                        $____                $1,769                $4,954
------------------------------------------- ---------------------- --------------------- ---------------------
Tax-Free California Fund                             $____                $3,006                $3,637
------------------------------------------- ---------------------- --------------------- ---------------------
Tax-Free Colorado Fund                               $____                $1,459               $10,918
------------------------------------------- ---------------------- --------------------- ---------------------
Tax-Free Florida Insured Fund                        $____                  $235                  $570
------------------------------------------- ---------------------- --------------------- ---------------------
Tax-Free Idaho Fund                                  $____                $6,574                $9,813
------------------------------------------- ---------------------- --------------------- ---------------------
Tax-Free Minnesota Fund                              $____                  $885                $1,484
------------------------------------------- ---------------------- --------------------- ---------------------
Tax-Free Minnesota Insured Fund                      $____                $1,926                $4,124
------------------------------------------- ---------------------- --------------------- ---------------------
Tax-Free Minnesota Intermediate Fund                 $____                    $4                $2,033
------------------------------------------- ---------------------- --------------------- ---------------------
Minnesota High-Yield Fund                            $____                $2,178                  $546
------------------------------------------- ---------------------- --------------------- ---------------------
Tax-Free Missouri Insured Fund                       $____                  $255                  $527
------------------------------------------- ---------------------- --------------------- ---------------------
Tax-Free New York Fund                               $____                  $336                  ---
------------------------------------------- ---------------------- --------------------- ---------------------
Tax-Free Oregon Insured Fund                         $____                $1,570                $2,771
------------------------------------------- ---------------------- --------------------- ---------------------

         The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for each Fund and for the other mutual funds in the Delaware Investments Family of Funds. The Transfer Agent is paid a fee by each Fund for providing these services consisting of an annual per account charge for (i) each open and closed account on the their records and each account held on a sub-accounting system maintained by firms that hold accounts on an omnibus basis ("Shareholder Accounts"); and (ii) each account on a retirement processing system ("Retirement Accounts"). These charges are as follows:

                              Shareholder Accounts    $21.25 Per Annum
                              Retirement Accounts     $30.00 Per Annum

         These charges are assessed monthly on a pro rata basis and determined by using the number of Shareholder and Retirement Accounts maintained as of the last calendar day of each month. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the disinterested trustees.

         The Transfer Agent also provides accounting services to each Fund. Those services include performing all functions related to calculating each Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments Family of Funds for which it provides such accounting services. Such fee is equal to 0.025% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.020% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each Fund and the other mutual funds in the Delaware Investments Family of Funds, on an aggregate pro rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculation based on the type and number of classes per Fund.

         Mellon Bank, N.A. ("Mellon"), One Mellon Center, Pittsburgh, PA 15285, is custodian of each Fund's securities and cash. As custodian for the Funds, Mellon maintains a separate account or accounts for each Fund, receives, holds and releases portfolio securities on account of each Fund, receives and disburses money on behalf of each Fund, and collects and receives income and other payments and distributions on account of each Fund's portfolio securities.

CAPITALIZATION
         Each Trust has a present unlimited authorized number of shares of beneficial interest with no par value allocated to each Class.

         While all shares have equal voting rights on matters affecting each corporate entity, shareholders of each Fund would vote separately on any matter, such as any change in its own investment objective and policies or action to dissolve a Fund and as prescribed by the 1940 Act. Shares of a Fund have a priority in the assets of that Fund, and in gains on and income from the portfolio of such Fund. Class A Shares, Class B Shares and Class C Shares of each Fund represent a proportionate interest in the assets of a Fund and have the same voting and other rights and preferences, except that, as a general matter, Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by a Fund under the Plan relating to the respective Class A Shares. The shares of each Class have no preemptive rights are fully transferable and, when issued, are fully paid and nonassessable.

         Effective June 9, 1997, the names of the Funds were changed as follows:

PREVIOUS NAME                                                    NEW NAME
Voyageur Arizona Insured Tax Free Fund                           Delaware-Voyageur Tax-Free Arizona Insured Fund
Voyageur California Tax Free Fund                                Delaware-Voyageur Tax-Free California Fund
Voyageur Colorado Tax Free Fund                                  Delaware-Voyageur Tax-Free Colorado Fund
Voyageur Florida Insured Tax Free Fund                           Delaware-Voyageur Tax-Free Florida Insured Fund
Voyageur Idaho Tax Free Fund                                     Delaware-Voyageur Tax-Free Idaho Fund
Voyageur Minnesota Limited Term Tax Free Fund                    Delaware-Voyageur Tax-Free Minnesota Intermediate Fund
Voyageur Minnesota Insured Fund                                  Delaware-Voyageur Minnesota Insured Fund
Voyageur Minnesota Tax Free Fund                                 Delaware-Voyageur Tax-Free Minnesota Fund
Voyageur Minnesota High-Yield Municipal Bond Fund                Delaware-Voyageur Minnesota High-Yield Municipal Bond Fund
Voyageur Missouri Insured Tax Free Fund                          Delaware-Voyageur Tax-Free Missouri Insured Fund
Voyageur New York Tax Free Fund                                  Delaware-Voyageur Tax-Free New York Fund
Voyageur Oregon Insured Tax Free Fund                            Delaware-Voyageur Tax-Free Oregon Insured Fund

         Effective August 16, 1999, the names of the Funds were changed as follows:

PREVIOUS NAME                                                               NEW NAME
Delaware-Voyageur Tax-Free Arizona Insured Fund                             Delaware Tax-Free Arizona Insured Fund
Delaware-Voyageur Tax-Free California Fund                                  Delaware Tax-Free California Fund
Delaware-Voyageur Tax-Free Colorado Fund                                    Delaware Tax-Free Colorado Fund
Delaware-Voyageur Tax-Free Florida Insured Fund                             Delaware Tax-Free Florida Insured Fund
Delaware-Voyageur Tax-Free Idaho Fund                                       Delaware Tax-Free Idaho Fund
Delaware-Voyageur Tax-Free Minnesota Intermediate Fund                      Delaware Tax-Free Minnesota Intermediate Fund
Delaware-Voyageur Minnesota Insured Fund                                    Delaware Minnesota Insured Fund
Delaware-Voyageur Tax-Free Minnesota Fund                                   Delaware Tax-Free Minnesota Fund
Delaware-Voyageur Minnesota High-Yield Municipal Bond Fund                  Delaware Minnesota High-Yield Municipal Bond Fund
Delaware-Voyageur Tax-Free Missouri Insured Fund                            Delaware Tax-Free Missouri Insured Fund
Delaware-Voyageur Tax-Free New York Fund                                    Delaware Tax-Free New York Fund
Delaware-Voyageur Tax-Free Oregon Insured Fund                              Delaware Tax-Free Oregon Insured Fund

NONCUMULATIVE VOTING
         Each investment company's shares have noncumulative voting rights which means that the holders of more than 50% of the shares an investment company voting for the election of trustees can elect all the trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any trustees.

         This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.


FINANCIAL STATEMENTS

         [_________] serves as the independent registered public accounting firm for each Fund and, in its capacity as such, audits the annual financial statements of the Funds. Each Fund's Statement of Net Assets, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the reports of [______________] for the fiscal year ended August 31, 2005 are included in each Fund's Annual Report to shareholders. The financial statements and financial highlights, the notes relating thereto and the reports of [_________________] are incorporated by reference from the Annual Reports into this Part B.

[APPENDIX A - SPECIAL FACTORS AFFECTING THE FUNDS]

         The following information is a brief summary of particular state factors affecting the Funds and does not purport to be a complete description of such factors. The financial condition of a state, its public authorities and local governments could affect the market values and marketability of, and therefore the net asset value per share and the interest income of the respective state Fund, or result in the default of existing obligations, including obligations which may be held by a Fund. Further, each state faces numerous forms of litigation seeking significant damages that, if awarded, may adversely affect the financial situation of such state or issuers located in such state. It should be noted that the creditworthiness of obligations issued by local issues may be unrelated to the creditworthiness of a state, and there is no obligation on the part of a state to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by a state.

         Bond ratings received on a state's general obligation bonds, if any, are discussed below. Moody's, S&P and/or Fitch provide an assessment/rating of the creditworthiness of an obligor. The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by the rating service from other sources it considers reliable. Each rating service does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances. There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by any such rating agencies, if in their respective judgments, circumstances so warrant. The ratings are based, in varying degrees, on the following considerations:

         1. Likelihood of payment capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation.

         2. Nature and provisions of the obligation.

         3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement(s) under the laws of bankruptcy and other laws affecting creditors' rights.

         A revision or withdrawal of any such credit rating could have an effect on the market price of the related debt obligations. An explanation of the significance and status of such credit ratings may be obtained from the rating agencies furnishing the same. In addition, a description of Moody's and S&P's bond ratings is set forth in Appendix B.

         The information contained below is based primarily upon information derived from state official statements, Certified Annual Financial Reports, state and industry trade publications, newspaper articles, other public documents relating to securities offerings of issuers of such states, and other historically reliable sources. It is only a brief summary of the complex factors affecting the financial situation in various states discussed. It has not been independently verified by the Funds. The Funds make no representation or warranty regarding the completeness or accuracy of such information. The market value of shares of any Fund may fluctuate due to factors such as changes in interest rates, matters affecting a particular state, or for other reasons.

FACTORS AFFECTING THE TAX-FREE ARIZONA FUNDS
         Economic Condition and Outlook. Arizona's economy entered the new millennium with great zeal, however, in 2001 and 2002 Arizona's economy was dealt a series of economic blows as a drought sharply curtailed winter and summer activity in trade and services (of which many are tourism industries). This was worsened as fires ravaged several areas of the State, resulting in park closures and the loss of homes and businesses. The economy recovered relatively quickly following the 2002 downturn.

         The August 2004 seasonally adjusted unemployment rate for Arizona was
4.4 percent (compared with 5.4 percent for the United States). The August 2004 rates for the Phoenix and Tucson MSAs (metropolitan statistical areas) were 2.8 percent and 3.5 percent, respectively. Arizona's economy has been adding jobs for nearly two years and Arizona's economy is expected to continue expanding through 2005. The Arizona Department of Economic Security, Research Administration ("RA"), in its 2004-2005 forecast, expects a gain of 2.4 percent for non-farm jobs in 2004 and 3.0 percent in 2005.

         After 20 years of employment growth, represented by growth of more than 1,215,000 non-farm jobs, Arizona showed a loss of more than 100,000 jobs in 2002. A modest economic upturn began building momentum in the second half of 2002 and into the following year, with jobs growing at an annual average pace of more than 1 percent in 2003. This represented a gain of more than 34,000 jobs in 2003. Thus, RA's forecast update sees Arizona's businesses adding slightly more than 125,000 non-farm jobs over the two-year period.

         This economic recovery job growth is one in which businesses are expected (by shareholders, investors, and responsible management) to be very deliberate, yet cautious, while working through these slower, difficult times toward profitability.

         Arizona's goods-producing industries are anticipated to add nearly 1,000 jobs over the 2004-05 period. Meanwhile, service-producing industries are projected to add 16,000 jobs.

         Recent figures for manufacturing have only hinted at the industry leveling off from the losses that began nearly four years ago. RA expects manufacturing jobs will decline by more than 5,500 over the two year forecast horizon. Most of these losses are expected in 4 as the industry pares down more than 3 percent of its workforce. The forecast for 2005 is for some improvement, as levels simply remain relatively flat.

         Fueled with low interest rate financing and relatively vibrant demand for housing, Arizona's construction industry endured a decade of strong growth between 1991 and 2001, with annual average figures that showed that Arizona's economy added more than 87,000 construction jobs. RA's forecast calls for an increase of 28,000 construction jobs over the two-year period. About 60 percent of these increases are anticipated to occur in 2004.

         Mining and natural resources is forecast to lose 100 jobs, less than a 2 percent industry decline in employment over the forecast period. Increased energy costs and greater global demand for industrial materials have resulted in an increase in the use of local resources.

         Arizona's trade, transportation and utilities industry is forecast to add 19,000 jobs in the 2004-2005 period.

         In all, RA's forecast calls for an increase of slightly more than 7,000 trade jobs in 2004 and nearly 12,000 in 2005.

         Service is another industry largely affected by tourism, but as well by business activity. In spite of tight budgets, consumers are still anticipated to spend on travel and recreation as economies in other areas continue to improve. One sector that remains strong through the forecast horizon is health services. It is one of the fastest job-growing sectors.

         The service industry is forecast to gain 44,000 jobs in 2004 and gain slightly more than 55,000 in 2004. Thus, for the 2003-03 forecast period, better than 95,000 jobs are expected.

         The transportation, communications, and public utilities group is forecast to gain more than 19,000 jobs in the two-year period. Gains are anticipated to be 1.6 percent in 2004 and 2.6 percent in 2005.

         Transportation and communication sectors are expected to face continued pressure to control costs in the wake of retracted or, at best, tepid demand. Airlines, through competitive pricing, have struggled to achieve profitability, but it hasn't come easily. Public utility jobs have been fueled by the relative strong growth in the State's population and housing development.

         Arizona's finance, insurance, and real estate group is forecast to have fewer jobs created as a result of the slow expansion in the overall economy. Financial sectors have been digesting the increased risks that often come with a slowing economy. Financial and investment sectors are grappling with controlling their own costs amid public scrutiny.

         As reported by recent figures from the American Bankruptcy Institute, bankruptcies in Arizona achieved a record level in 2003 and the trends through the second quarter of 2004 are not looking better. Real estate buying and investment has spurred mortgage financing and refinancing, but this also comes with consumers struggling to consolidate debt.

         In conclusion, Arizona's economy has continued to strengthen in 2004. RA forecasts modest growth accelerating into 2005.

         General Fund. The General Fund ended the June 30, 2003 fiscal year with $343 million in unreserved fund balance and a $203 million reserved fund balance for a total fund balance of $ 546 million. This compares to the previous year total fund balance of $712 million. Included in the $203 million reserved fund balance is $14 million for the Budget Stabilization Fund. The Budget Stabilization Fund is a form of "Rainy Day Fund" established by the Legislature in 1991.

         At the time that the state legislature adjourned on June 19, 2003 it was not aware that revenues were improving and a $967 million deficit was originally forecasted for the fiscal year 2003-2004. However, the fiscal 2004 "Trigger" Report (relating to conditional appropriations) issued jointly by the Directors of the Governor's Office of Strategic Planning and Budgeting and the Joint Legislative Budget Committee, reports that fiscal 2004 General Fund collections totaled $6.69 billion, which was $135.66 million greater than the adjusted forecast for the fiscal year. Of that amount, $17 million remains in the General and will carry forward into the fiscal year 2005 ending balance.

         On October 15, 2004, the Director of the Joint Legislative Budget Committee issued a memo to the Committee staff as required by law regarding whether the estimated revenue and ending balance for fiscal 2005 are expected to change by more than $50 million from budgeted projections. The memo notes that the enacted 2004-2005 budget was based on permanent revenues of $6.88 billion. Including onetime sources, overall fiscal 2005 revenues were projected at $7.36 billion. The permanent revenue level was assumed to grow by 8.4 percent over fiscal 2004. The memo further notes that because fiscal 2004 revenues were $135 million higher than expected, if the 8.4 percent projected fiscal 2005 growth rate is retained, the higher fiscal 2004 base will result in roughly an additional $135 million in fiscal 2005 as well. The memo states that fiscal year-to-date revenue collections suggest that the surplus will be greater than $135 million. The September 2004 Monthly Fiscal Highlights issued by the Joint Legislative Budget Committee Staff on October 26, 2004 reports that September 2004 General Fund revenue collections were $705.7. This amount is $46.6 million over the forecast for the month and 18.7 percent over September of last year. Collections for the first 3 months of the fiscal year total $102.9 million over the budgeted forecast.

         Cash Management. The responsibility for cash management of the State is shared by the Office of the Treasurer ("Treasurer") and the General Accounting Office of the Department of Administration, Financial Services Division ("GAO"). The Treasurer is responsible for the depository, custodial and investment functions of cash. The GAO is responsible for drawing down monies available for State functions and the expenditure or disbursement of those monies. The State requires that Treasurer's deposits and investments with financial institutions be entirely covered by Federal depository insurance or alternatively collateralized with surety equal to 102 percent of the deposit or investment. Component units may have collateralization policies that differ from those of the Treasurer. The Legislature has passed statutes authorizing State investments. The Treasurer deposits receipts in accordance with applicable statutes and invests excess cash of the General Fund and various other funds. All interest, not otherwise apportioned by law, is deposited in the General Fund. Investment earnings for the General Fund totaled $21 million for the fiscal year ended June 30, 2003.

         Debt Administration. The Arizona Constitution, under Article 9 Section 5, provides that the State may contract debts not to exceed $350,000. This provision has been interpreted to restrict the State from pledging its credit as a sole payment for debts incurred for the operation of State government. As a result, the State, including the Enterprise Funds and the University Funds, finances most of its major capital needs by lease purchase transactions and issuing revenue bonds and grant anticipation notes. Lease purchase transactions are funded by certificates of participation Revenue bonds and grant anticipation notes are funded by dedicated revenue sources.

         The particular source of payment and security for each of the Arizona municipal bonds is detailed in the debt instruments themselves and in related offering materials. There can be no assurances with respect to whether the market value or marketability of any of the Arizona municipal bonds issued by an entity other than the State of Arizona will be affected by financial or other conditions of the State or of any entity located within the State. In addition, the State of Arizona, as well as counties, municipalities, political subdivisions and other public authorities of the State, are subject to limitations imposed by Arizona's Constitution with respect to ad valorem taxation, bonded indebtedness and other matters. For example, the State legislature cannot appropriate revenues in excess of 7 percent of the total personal income of the State in any fiscal year. These limitations may affect the ability of the issuers to generate revenues to satisfy their debt obligations.

         In 1994, the Arizona Supreme Court held that the state school financing scheme, with its reliance on disparate property tax assessments for wealthy and poor school districts, violated Article XI of the Arizona State Constitution which requires a "general and uniform public school system." In 1998, the Legislature passed a plan that reformulates education funding by providing $350 million of state funds to build new schools and places a statutory cap on the amount of bond indebtedness a school district may incur. Essentially, the legislation replaces general obligation bonding with a centralized state funded system. The bill should not affect the payment of debt service on any school district's bonds since the debt service on school district bonds is levied and collected directly by the counties on behalf of the school districts.

         Each Arizona Fund is susceptible to political, economic or regulatory factors affecting issuers of Arizona municipal obligations. These include the possible adverse effects of certain Arizona constitutional amendments, legislative measures, voter initiatives and other matters. At any given time there may be numerous civil actions pending against the state of Arizona which could, if determined adversely to the State, affect the State's expenditures and, in some cases, its revenues. The information provided is only a brief summary of the complex factors affecting the financial situation in Arizona and is derived from sources that are generally available to investors and are believed to be accurate. No independent verification has been made of the accuracy or completeness of any of the preceding information. It is based in part on information obtained from various State and local agencies in Arizona or contained in Official Statements for various Arizona municipal obligations.

FACTORS AFFECTING THE TAX-FREE CALIFORNIA FUNDS
         Economic Outlook. Economic Outlook. The California economy is the largest among the states and one of the largest in the world. Major components of the state's economy are high technology, entertainment, trade, agriculture, construction, services and tourism. California typically accounts for 11 percent of total national employment.

         The California economy was growing slowly through 2002. California experienced modest job growth and good personal income growth in the first half of 2002, but the budding recovery stalled in the second half with employment falling. As 2003 drew to a close, the state embarked on a period of more balanced and faster growth and the state's important high-tech sector was beginning to see improvement in business investment in high technology goods designed or produced in the California.

         Like the nation, California was experiencing a jobless recovery, but the economy has stabilized with the gain of 136,300 jobs between July 2003 and June 2004 as compared with the 341,200 jobs lost between March 2001 and July 2003. It is anticipated that 2004 gains will only be 0.8 percent because the labor markets did not improve substantially early in the year. Personal income rose 3.7 percent in 2003 and is forecasted to rise 5.4 percent in 2004.

         Increasing exports of California merchandise contributed to the state economy's growth in 2003. Exports were 2 percent above year-earlier levels. Exports to Mexico, the leading destination for California-made merchandise, rose
8.6 percent from April 2003 through March 2004. One of California's largest services exports - tourism - has yet to recover to pre-September 11 levels. The "drive-to" markets, like San Diego, are doing quite well, but "fly-to" markets that depend on out-of-state and foreign visitors continue to struggle.

         The outlook for the California economy in 2004 depends heavily on the fate of the national economy, as California awaits continued improvement in the economy at the nation level. On balance, the outlook is for slow growth in 2004 and moderate growth in 5.

         Revenues and Expenditures. The Legislative Analyst's Office, in its September 2004 report, estimated that the General Fund (the main operating fund of the State) will end the 2004-05 fiscal year with a balance of $1.7 billion. The year ending June 30, 2005, is facing a cumulative year-end deficit of $15 billion, absent any corrective action.

         Actions to resolve the deficit in the future will be more difficult because many of the one-time actions used in the 2003-04 and 2004-05 budgets cannot be replicated.

         Limitation on Taxes. Certain California municipal obligations may be obligations of issuers that rely in whole or in part, directly or indirectly, on ad valorem property taxes as a source of revenue. The taxing powers of California local governments and districts are limited by Article XIIIA of the California Constitution, enacted by the voters in 1978 and commonly known as "Proposition 13." Briefly, Article XIIIA limits to 1 percent of full cash value the rate of ad valorem property taxes on real property and generally restricts the reassessment of property to the rate of inflation, not to exceed 2 percent per year or decline in value, except upon new construction or change of ownership (subject to a number of exemptions). Taxing entities may, however, raise ad valorem taxes above the 1 percent limit to pay debt service on voter-approved bonded indebtedness.

         Under Article XIIIA, the basic 1 percent ad valorem tax levy is applied against the assessed value of property as of the owner's date of acquisition (or as of March 1, 1975, if acquired earlier), subject to certain adjustments. This system has resulted in widely varying amounts of tax on similarly situated properties. Several lawsuits have been filed challenging the acquisition-based assessment system of Proposition 13 and on June 18, 1992, the U.S. Supreme Court announced a decision upholding Proposition 13.

         Article XIIIA prohibits local governments from raising revenues through ad valorem property taxes above the 1 percent limit; it also requires voters of any governmental unit to give two-thirds approval to levy any "special tax." Court decisions, however, allowed non-voter approved levy of "general taxes" which were not dedicated to a specific use. In response to these decisions, the voters of the State in 1986 adopted an initiative that imposed significant new limits on the ability of local entities to raise or levy general taxes, except by receiving majority local voter approval. Significant elements of this initiative, "Proposition 62," have been overturned in recent court cases. An initiative proposed to re-enact the provisions of Proposition 62 as a constitutional amendment was defeated by the voters in November 1990, but such a proposal may be renewed in the future.

         Appropriations Limits. California and its local governments are subject to an annual "appropriations limit" imposed by Article XIIIB of the California Constitution, enacted by the voters in 1979 and significantly amended by Propositions 98 and 111 in 1988 and 1990, respectively. Article XIIIB prohibits the State or any covered local government from spending "appropriations subject to limitation" in excess of the appropriations limit imposed. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes," which consist of tax revenues, and certain other funds, including proceeds from regulatory licenses, user charges or other fees, to the extent that such proceeds exceed the cost of providing the product or service, but "proceeds of taxes" exclude most State subventions to local governments. No limit is imposed on appropriations of funds that are not "proceeds of taxes," such as reasonable user charges or fees, and certain other non-tax funds, including bond proceeds.

         Among the expenditures not included in the Article XIIIB appropriations limit are (1) the debt service cost of bonds issued or authorized prior to January 1, 1979 or subsequently authorized by the voters, (2) appropriations arising from certain emergencies declared by the Governor, (3) appropriations for certain capital outlay projects, (4) appropriations by the State of post-1989 increases in gasoline taxes and vehicle weight fees, and (5) appropriations made in certain cases of emergency.

         The appropriations limit for each year is adjusted annually to reflect changes in cost of living and population, and any transfers of service responsibilities between government units. The definitions for such adjustments were liberalized in 1990 by Proposition 111 to follow more closely growth in California's economy.

         "Excess" revenues are measured over a two-year cycle. With respect to local governments, excess revenues must be returned by a revision of tax rates or fee schedules within the two subsequent fiscal years. The appropriations limit for a local government may be overridden by referendum under certain conditions for up to four years at a time. With respect to the State, 50 percent of any excess revenues are to be distributed to K-12 school districts and community college districts (collectively, "K-14 districts") and the other 50 percent are to be refunded to taxpayers. With more liberal annual adjustment factors since 1988, and depressed revenues since 1990 because of the recession, few governments, including the State, are currently operating near their spending limits, but this condition may change over time. Local governments may by voter approval exceed their spending limits for up to four years.

         Because of the complex nature of Articles XIIIA and XIIIB of the California Constitution, the ambiguities and possible inconsistencies in their terms, and the impossibility of predicting future appropriations or changes in population and cost of living, and the probability of continuing legal challenges, it is not currently possible to determine fully the impact of
Article XIIIA or Article XIIIB on California Municipal Obligations (as defined below) or the ability of California or local governments to pay debt service on such California Municipal Obligations. It is not presently possible to predict the outcome of any pending litigation with respect to the ultimate scope, impact or constitutionality of either Article XIIIA or Article XIIIB, or the impact of any such determinations upon State agencies or local governments, or upon their ability to pay debt service on their obligations. Future initiatives or legislative changes in laws or the California Constitution may also affect the ability of the State or local issuers to repay their obligations.

         Obligations of the State of California. Under the California Constitution, debt service on outstanding general obligation bonds is the second charge to the General Fund after support of the public school system and public institutions of higher education. The State had approximately $32.9 billion aggregate principal amount of non-self liquidating general obligation bonds outstanding and approximately $29.6 billion of unissued non-self liquidating general obligation bonds as of August 1, 2004.

         On March 2, 2004 California voters approved to measures designed to address the cumulative budget deficit and to implement structural reform. Under the California Economic Recovery Bond Act (Proposition 57), the state is authorized to issue up to $15 billion of economic recovery bonds (of which $11.254 billion have been issued to date) to finance the negative General Fund reserve as of June 30, 2004. The Balanced Budget Amendment (Proposition 58) restricts future long-term deficit financing and requires the state to adopt and maintain a balanced budget and to establish a reserve fund.

         Other Issuers of California Municipal Obligations. There are a number of state agencies, instrumentalities and political subdivisions of the State that issue Municipal Obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued may vary considerably from the credit quality of the obligations backed by the full faith and credit of the State. The State of California has no obligation with respect to any obligations or securities of the County or any of the other participating entities, although under existing legal precedents, the State may be obligated to ensure that school districts have sufficient funds to operate.

         Bond Ratings. On August 24, 2004, Standard and Poor's raised its rating on California's general obligation bonds from "BBB" to "A." In doing so, it cited the easing of immediate liquidity pressure on the state following the sale of long-term bonds to fund operating fund deficits and the state's recent economic improvement accompanied by an 2005 state budget that continues to be reliant on substantial amounts of long-term borrowing. Also, on September 7, 2004, Fitch raised its rating on California's general obligation bonds from "BBB" to "A-." Citing an improving economy, the successful issuance of deficit funding bonds and revenues matching estimates, Fitch expects increases in employment and personal income to continue into the coming year. On May 31, 2004, Moody's raised its rating on California's general obligation bonds from "Baa1" to "A3," citing an established recovery trend in the California economy and tax revenues, as well as improved state budgetary and liquidity outlooks.

         There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State of California, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

         Legal Proceedings. Pending or future legal proceedings may, if decided against the State, require the State to make significant future expenditures and may substantially impair revenues. It is not possible to predict what impact, if any, such proceedings may have on the Fund.

         Other Considerations. Substantially all of California is within an active geologic region subject to major seismic activity. Northern California, in 1989, and southern California, in 1994, experienced major earthquakes causing billions of dollars in damages. Any California Municipal Obligation in a California Fund could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage at reasonable rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the Federal or State government to appropriate sufficient funds within their respective budget limitations.

         Each California Fund is susceptible to political, economic or regulatory factors affecting issuers of California municipal obligations. These include the possible adverse effects of certain California constitutional amendments, legislative measures, voter initiatives and other matters. The information provided is only a brief summary of the complex factors affecting the financial situation in California and is derived from sources that are generally available to investors and are believed to be accurate. No independent verification has been made of the accuracy or completeness of any of the preceding information. It is based in part on information obtained from various State and local agencies in California or contained in Official Statements for various California municipal obligations.

FACTORS AFFECTING THE TAX-FREE COLORADO FUND
         General. Colorado's major economic sectors include agriculture, manufacturing, technology, tourism, energy production, and mining. Considerable economic activity is generated in support of these sectors by government, wholesale and retail trade, transportation, communications, public utilities, finance, insurance, real estate, and other services. Given the state's semiarid climate, water resource development, allocation, and conservation are ongoing issues for state management.

         Economic Outlook. Historically, Colorado has lagged behind national economic recoveries and its delayed participation in the current national recovery matches that pattern. According to a September 2004 report from the Governor's Office of State Planning and Budgeting ("OSPB"), recent Colorado economic news has been favorable, citing improvements in the labor market, healthy construction activity, rising personal income and increased retail sales. Per capita income rose 1.7 percent in 2003, below the U.S. increase of
2.3 percent. The July 2004 seasonally adjusted unemployment rate was 5.1 percent, 1.0 percentage point below the state's July 2003 unemployment rate and
0.4 percentage points below the July 2004 national unemployment rate. Year-to-date July 2004 employment was 0.1 percent above the corresponding period in 2003.

         The OSPB notes that the Colorado economy is showing increasing strength. The OSPB forecasts that: employment will increase 0.8 percent in 2004, resume modest growth of above 2 percent in 2005, and accelerate to above 3 percent in 2007 and 2008; unemployment will average 5.3 percent in 2004, 5.0 percent or lower in 2005, and decline to 4.2 percent by 2009; wage and salary income growth will average 2.6 percent through 2004 and 4.8 percent in 2005; in-migration is expected to be slightly under 10,000 and total population growth will be 1.0 percent increasing to 1.6 percent by 2008. The Colorado inflation rate is forecasted to be 0.1 percent in 2004, 1.5 percent in 2005 and 2.1 percent in 2006.

         Revenues and Expenditures. The Colorado budget process is greatly impacted by a series of state constitutional and statutory limitations including the following: 1) a constitutional requirement that expenditures for any fiscal year not exceed revenues for such fiscal year; 2) by statute, the amount of General Fund revenues available for appropriation is based upon revenue estimates which, together with other available resources, must exceed annual appropriations by the amount of the unappropriated reserve requirement that is currently set at 4 percent; 3) a 1992 constitutional amendment that requires the State and local government to reserve a certain percentage of its fiscal year spending (excluding bonded debt service) for emergency use, that is currently set at 3 percent; 4) General Fund appropriations are also limited by statute to an amount equal to the cost of performing certain required reappraisals of taxable property plus an amount equal to the lesser of (i) 5 percent of Colorado personal income or (ii) 106 percent of the total General Fund appropriations for the previous fiscal year, with certain exceptions; 5) a constitutional amendment that restricts the ability of the State and local governments to increase revenues and impose taxes; 6) a constitutional amendment mandating the General Assembly to provide specific education-related increases each year; and 7) the Taxpayer's Bill of Rights ("TABOR"), Article X, Section 20 of the Colorado State Constitution, that limits the State's revenue growth to the sum of inflation plus population growth in the previous calendar year.

         State revenues subject to TABOR were $584.3 million below the limit in fiscal year 2002-03 and $365.7 million below the fiscal year 2001-02 limit. In fiscal year 2000-01 those revenues exceeded the limit by $927.2 million. This represents a significant swing in state revenues. However, this change is not apparent on the financial statements because in prior years TABOR refunds were reported as reductions of tax revenues. With this treatment, when both the revenues and TABOR refunds decline from a surplus condition, there is no change in the reported revenue. Fiscal year 2004-05 is the twelfth year of state operations under the TABOR revenue limitations. With certain exceptions, the rate of growth of state revenues is limited to the combination of the percentage change in the state's population and inflation based on the Denver-Boulder CPI-Urban index. The exceptions include federal funds, gifts, property sales, refunds, damage recoveries, transfers, and qualified enterprise fund revenues. Revenues collected in excess of the limitation must be returned to the citizens unless a vote at the annual election in November allows the state to retain the surplus. TABOR also limits the General Assembly's ability to raise taxes, to borrow money, and to increase spending limits (including the six percent limit on General Fund expenditure growth). With the exception of a declared emergency, taxes can only be raised by a vote of the people at the annual election. Multiple year borrowings can only be undertaken after approval by a vote of the people at the annual election. The TABOR limits are calculated and applied at the statewide level without regard to fund type; however, the TABOR refunds have historically been paid from the General Fund. The amount by which State revenues fall below the limit is also important to the State because the next year's limit on revenues is determined by adjusting the lower of the prior revenues or prior year limit. As a result any amount that revenues fall below the limit represents a permanent reduction in the State's ability to retain revenues. This is commonly referred to as the ratchet-down effect of Tabor. Therefore, the TABOR revenue, expenditure, debt, and tax-increase limitations are a significant factor in the changing fiscal health of the state's General Fund.

         In the first three years of operation under TABOR, the state did not exceed the revenue limitation. In fiscal years 1996-97 through 2000-01, state revenues exceeded the TABOR limitation by $139.0 million, $563.2 million, $679.6 million, $941.1 million, and $927.2 million, respectively. These amounts were refunded in subsequent years. The state did not exceed the TABOR limits in fiscal years 2001-02 or 2002-03; and therefore, no new TABOR liability was recorded during these fiscal years. However, a $48.9 million TABOR liability from fiscal year 2000-01 was refunded in fiscal year 2002-03. An additional $19.9 million in TABOR refunds were distributed during Fiscal 2002-03. For fiscal year 2003-04 there was no TABOR surplus, but a surplus is forecasted to reappear in the fiscal year 2004-05 and continue for the five fiscal years thereafter.

         Fiscal year 2002-03 opened with a $627.6 million reduction in anticipated General Fund revenues setting a pattern of declining revenue expectations that continued throughout the year. By the end of the fiscal year, the General Fund revenue estimates had been reduced by an additional $666.6 million. In total, estimated revenues were expected to be down by $1,294.2 million from the estimate upon which the original budget was set. Actual revenues were $70.8 million above the final estimate, but that amount was small in relation to the overall decline in the revenue estimate. The state's anemic revenues did not parallel the growth in the U.S. economy. The General Fund ended the fiscal year with a cash deficit of $126.8 million (compared with a cash deficit of $525.5 million in the prior fiscal year).

         In fiscal year 2003-04, the General Fund ended with a $346.3 reserve, which exceeded the statutory 4 percent reserve by $122.7 million. Based on September 2004 projections, fiscal year 2004-05 revenues will exceed the statutory 4 percent requirement by $13.9 million.

         After total General Fund revenues declined by 13.1 percent in fiscal year 2001-02 and by 2.9 percent in fiscal year 2002-03, collections increased by
6.8 percent in fiscal year 2003-04. The OSPB projects that fiscal year 2004-05 revenues will increase 4.2 percent and that appropriations will increase 3.6 percent over fiscal year 2003-04 appropriations. Total budgeted fiscal year 2004-05 appropriations are $5.83 billion.

         Debt Management. Under its constitution, the State of Colorado is not permitted to issue general obligation bonds secured by the full faith and credit of the State. However, certain agencies and instrumentalities of the State are authorized to issue bonds secured by revenues from specific projects and activities. The State enters into certain lease transactions, which are subject to annual renewal at the option of the State. In addition, the State is authorized to issue short-term revenue anticipation notes. Local governmental units in the State are also authorized to incur indebtedness. The major source of financing for such local government indebtedness is an ad valorem property tax. In addition, in order to finance public projects, local governments in the State can issue revenue bonds payable from the revenues of a utility or enterprise or from the proceeds of an excise tax, or assessment bonds payable from special assessments. Colorado local governments can also finance public projects through leases, which are subject to annual appropriation at the option of the local government. Local governments in Colorado also issue tax anticipation notes. The Amendment requires prior voter approval for the creation of any multiple fiscal year debt or other financial obligation whatsoever, except for refundings at a lower rate or obligations of an enterprise.

         The Tax-Free Colorado Fund is susceptible to political, economic or regulatory factors affecting issuers of Colorado municipal obligations. These include the possible adverse effects of certain Colorado constitutional amendments, legislative measures, voter initiatives and other matters. At any given time there may be numerous civil actions pending against the state of Colorado which could, if determined adversely to the State, affect the State's expenditures and, in some cases, its revenues. The information provided is only a brief summary of the complex factors affecting the financial situation in Colorado and is derived from sources that are generally available to investors and are believed to be accurate. No independent verification has been made of the accuracy or completeness of any of the preceding information. It is based in part on information obtained from various State and local agencies in Colorado or contained in Official Statements for various Colorado municipal obligations.

FACTORS AFFECTING THE TAX-FREE FLORIDA FUNDS
         Economic Outlook. According to the Florida Economic Estimating Conference forecast, the Florida economy will continue to expand at a modest pace, not as fast as in the 1990s, but faster than the past few years. During calendar year 2003, Florida personal income grew at an annual rate of 4.8 percent, per capita personal income in Florida rose 2.3 percent to $30,466, and the population increased by 2.58 percent.

         In the fiscal year 2003-04, personal income growth was 4.9 percent and non-farm payroll growth was projected to be 1.9 percent. Most industry sectors are expected to grow during fiscal year 2004-05. Only the mining and information services sectors are predicted to shed jobs. The construction sector remains robust and is expected to expand 1.3 percent in the same fiscal year and accelerate to 5.2. percent growth in 2004-05. Tourism, a cornerstone of the State's economic strength, is rebounding with an estimated 75.6 million people visiting Florida in 2003, a 2.4 percent increase over 2002. For the fiscal year 2003-04, Florida's average unemployment rate remained at the fiscal year 2001-02 level of 5.4 percent,

         Nominal personal income is projected to grow 6.6 percent in fiscal 2004-05 and 6.0 percent in 2005-06. Per capita income adjusted for inflation is expected to grow 2.3 percent in fiscal 2004-05 and 1.9 percent in fiscal 2005-06.

         The State's population is also expected to grow by 440,792 (2.58 percent in the calendar year 2004 and 359,996 (2.06 percent) in 2005. Population growth provides stimulus to the State's economic expansion. Because Florida has a proportionately greater retirement age population, property income (dividends, interest, and rent) and transfer payments (Social Security and pension benefits, among other sources of income) are relatively more important sources of income. Transfer payments are typically less sensitive to the business cycle than employment income and act as stabilizing forces in weak economic periods.

         Revenues and Expenditures. Governmental funds include general, special revenue, capital projects and debt service funds. Revenues are recognized when they are both measurable and available to finance current expenditures. As of the close of the 2003 fiscal year, the State's governmental funds reported a combined ending fund balance of $12.6 billion, with $4.7 billion reported as unreserved fund balance and the remaining amount of $7.9 billion reserved for specific purposes. The General Fund balance at June 30, 2003 totaled $3.6 billion, an increase of $292 million during the fiscal year.

         The State created a Florida Hurricane Catastrophe Fund in 1993 to provide an ongoing and stable source of reimbursement to qualified insurers for a portion of their catastrophic hurricane losses. It is intended to create additional insurance capacity to ensure that covered structures and their contents that have been damaged or destroyed in a hurricane may be repaired or reconstructed as soon as possible. As of June 30, 2003 the fund had $4.9 billion in net assets available to meet future catastrophic losses.

         Recent Events. During August and September of 2004, Florida was hit by four hurricanes. The Florida Division of Bond Finance estimates the total cost of disaster recovery and relief efforts resulting from Hurricanes Charlie, Frances and Ivan to be $4 billion. Florida's non-reimbursable share of the total cost for these three hurricanes is estimated to be $676 million. Reliable cost estimates for Hurricane Jeanne are not yet available. The State anticipates that higher than expected revenue collection for fiscal year 2004-05 may be sufficient to offset the disaster recovery costs of the hurricanes.

         Debt Management. Florida's Constitution and statutes require that Florida not run a deficit in its budget as a whole, or in any separate fund within its budget. Rather, its budget and funds must be kept in balance from currently available revenues each fiscal year. If the Governor or Comptroller believes a deficit will occur in any fund, by statute, he must certify his opinion to the Administrative Commission, which then is authorized to reduce all Florida agency budgets and releases by a sufficient amount to prevent a deficit in any fund. Additionally, the Florida Constitution prohibits Florida from borrowing by issuing bonds to fund its operations.

         Section 11 of Article VII of the State Constitution authorizes the State to issue general obligation bonds and revenues bonds to finance or refinance the cost of state fixed capital outlay projects authorized by law. General obligation bonds are secured by the full faith and credit of the State and payable from the proceeds of various taxes. Revenue bonds are payable from funds that receive legally restricted revenues. The Florida Division of Bond Finance of the State Board of Administration has the responsibility to issue all state bonds.


         Florida's outstanding general obligation bonds at June 30, 2003, totaled approximately $10.6 billion and were issued to finance capital outlay for educational projects of local school districts, community colleges and state universities, environmental protection and highway construction.

         Bond Ratings. Florida maintains a high bond rating from Moody's Investors Services (Aa2), Standard and Poor's Corporation (AA+) and Fitch, Inc.
(AA) on all State general obligation bonds (confirmed as of November 15, 2004). There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local Florida issuers may be unrelated to the creditworthiness of obligations issued by the State of Florida, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

         Litigation. Currently under litigation are several issues relating to state actions or state taxes that put at risk a portion of General Revenue Fund monies. There is no assurance that any of such matters, individually or in the aggregate, will not have a material adverse affect on the state's financial position.

         Florida's 1997 tobacco settlement is expected to total more than1` $11 billion over 25 years. As of June 30, 2003, the state has received approximately $3.8 billion from the settlement. The settlement anticipates that the state will use the funds for children's health care coverage and other health-related services and for mandated improvements in state enforcement efforts regarding the reduction of sales of tobacco products to minors.

         Each Florida Fund is susceptible to political, economic or regulatory factors affecting issuers of Florida municipal obligations. These include the possible adverse effects of certain Florida constitutional amendments, legislative measures, voter initiatives and other matters. The information provided is only a brief summary of the complex factors affecting the financial situation in Florida and is derived from sources that are generally available to investors and are believed to be accurate. No independent verification has been made of the accuracy or completeness of any of the preceding information. It is based in part on information obtained from various State and local agencies in Florida or contained in Official Statements for various Florida municipal obligations.

FACTORS AFFECTING THE TAX-FREE IDAHO FUND
         Economic Outlook. According to an October 2004 forecast by the Idaho Division of Financial Management Idaho's economy is poised to be stronger in the short run and then grow slightly slower in the long run, although the data provided some mixed indicators. It is anticipated that Idaho's economy will out-perform the national economy. It is estimated that Idaho non-farm employment will increase 2.4 percent in 2004, Idaho personal income will rise 6.0 percent, and population will increase 1.5 percent. In comparison, in 2003 non-farm employment expanded 0.86 percent, personal income rose 3.4 percent, and population grew 1.7 percent. The outlook calls for non-farm employment to slow slightly through 2005 with a 1.7 percent gain, followed by a 1.8 percent gain in 2006 and a 1.9 percent gain in 2007. Idaho personal income is expected to rise
4.9 percent in percent in 2005, 5.4 percent in 2006 and 5.5 percent in 2007. Population growth is expected to maintain the same level, averaging around 1.5 percent for each year through 2007.

         Non-goods producing industries, which include services and trade, account for eight of every 10 non-farm jobs. The non-goods producing sector is forecast to rise 2.4 percent in 2004, 2.2 percent in 2005, 2.4 percent in 2006 and 2.4 percent in 2007. The high tech sector is beginning to slowly grow after layoffs in 2001, 2002 and 2003 by some of the State's largest high tech employers. The number of jobs in this sector is currently forecast to increase
0.4 percent in 2004, 2.3 percent in 2005, 3.6 percent in 2006 and 4.0 percent in 2007. Following a four-year decline, the lumber and wood products sector is anticipated to increase 3.3 percent in 2004, but then decline 1.5 percent in 2005, 4.6 percent in 2006 and 3.3 percent in 2007.Most of the State's employment growth will continue to come from the constantly evolving services-producing sector.

         Highlights of Idaho's recent economic performance include the following: personal income grew 3.4 percent in 2003 and is estimated to have grown 6.0 percent in 2004; per capita income grew 1.7 percent in 2003 and is estimated to have grown 4.5 percent in 2004; real (inflation-adjusted) personal income grew 3.4 percent in 2003 and is estimated to have grown 6.0 percent in 2004; real (inflation-adjusted) per capita personal income grew by 1.71 percent in 2003 and is estimated to have grown by 4.5 percent in 2004; and population grew by 1.7 percent in 2003 and is estimated to have grown by 1.5 percent in 2004.

         Revenues and Expenditures. According to State of Idaho law, at no time can governmental expenditures exceed appropriations, so that financially-related legal compliance is assured. At fiscal year end, unexpended appropriation balances may: (1) revert to unreserved fund equity balances and be available for future appropriations; (2) be reappropriated as part of the spending authority for the future year; or (3) may be carried forward to subsequent years as outstanding encumbrances with the approval of the Division of Financial Management.

         During fiscal 2003, the governor and legislature faced a challenging fiscal situation with spending commitments that were approximately $214 million more than projected revenues. The majority of the gap was closed by transferring all of the State's available cash reserves, which totaled about $192.8 million, to the General Fund. The remainder of the gap was closed by a spending reduction plan that saved the State about $19.5 million and the imposition of a one-cent sales tax increase that generated about $13 million during the 2003 fiscal year.

         The assets of the State exceed its liabilities for the fiscal year ended June 30, 2003, by approximately $6 billion (reported as net assets). Of this amount, $355.6 million (unrestricted net assets) may be used to meet the State's ongoing obligations to citizens and creditors. In fiscal year 2003, the State's total net assets increased by $10.4 million. Net assets of governmental activities increased by $8.6 million, while net assets of business-type activities increased by $1.8 million.

         As of the close of the 2003 fiscal year, the State's governmental funds reported combined ending fund balances of $1.237 billion, with $807.1 million reserved for specific purposes and $429.7 million unreserved. This includes the General Fund's unreserved fund balance of $170.9 million.

         On July 15, 2004, the State Controller announced the financial condition of the State for the fiscal year ended June 30, 2004. He reported that the unexpended, unencumbered balance of the General Fund was $98.4 million, which is $26.2 million higher than expected. The Controller's report also noted that the Division of Financial Management had reported that tax revenues for the fiscal year would exceed projections by approximately $11.2 million.

         As a result of a November 1998 Master Settlement Agreement between the five largest tobacco manufacturers and 46 states, Idaho expects to receive approximately $711 million during its first 25 years of receipts. The annual payments are to be received in perpetuity, subject to numerous adjustments. The Millennium Fund, reported as part of the General Fund, was established by the Legislature to account for the money received and only allows earnings from the fund to be spent, while the annual settlement payments will continue to build up the principal. Fiscal year 2005's appropriation of $1.9 million was largely dedicated to tobacco related programs (e.g., health care, cessation programs, and research). The amount available for appropriation will grow as the principal and the earnings grow in coming years.

         Debt Management. The State of Idaho has no outstanding general obligation bond debt. Article VIII, Section 1 of the Idaho Constitution was amended in 1998 to specify that the Legislature shall not create any debts or liabilities, except in extreme emergencies, unless authorized by law then approved by the people in a general election. The section shall not apply to liabilities incurred for ordinary operating expenses, nor shall it apply to debts or liabilities that are repaid by the end of the fiscal year. The debts or liabilities of independent public bodies corporate and politic created by law and which have no power to levy taxes or obligate the General Fund of the State are not debts or liabilities of the State of Idaho. The provisions of this section shall not make illegal those types of financial transactions that were legal on or before November 3, 1998.

         By law, if the General Fund cash flow shortages exist for more than 30 days, the State Treasurer must issue a tax anticipation note to correct the shortfall. The State Treasurer has in the past issued internal General Fund tax anticipation notes to borrow monies from other available State funds or accounts, as well as external tax anticipation notes which were sold in the open market. All notes issued by the State must mature not later than the end of the then-current fiscal year. Each note when duly issued is a valid and binding obligation of the State of Idaho, backed by the full faith and credit of the State of Idaho.

         Article VIII, Section 2A, of the Idaho Constitution was created in November 2000 to establish the Municipal Bond Bank Authority. The Municipal Bond Bank Authority is empowered to purchase the bonds, notes, or other obligations of a municipality issued or undertaken for any purpose authorized by law. The Authority is authorized to lend money to a municipality with such loans to be secured by bonds, notes, or other obligations of the municipality issued or undertaken as authorized by law.


         At fiscal year-end 2003, the State had $428.1 million in bonds and notes outstanding versus $380.9 million the prior year, an increase of 12.4 percent. New debt resulted from the University of Idaho, Boise State University, and the Idaho State Building Authority issuing revenue bonds in the amounts of $17.6 million, $6.6 million, and $64.1 million respectively, for various projects.

         The credit rating for the State of Idaho did not change during the year. Although the State has no general obligation debt outstanding, Moody's, an investor rating service, has assigned the State an issuer rating of Aa3 with a stable outlook (confirmed on November 18, 2004). Per Moody, Idaho's credit quality is based on its expanding and multifaceted economy, cautious financial management, a track record of conservative cash flow projections, and a diverse General Fund tax base. In addition, the State's conservative debt policies have led to modest debt levels, well below that of most states.

         At any given time there may be numerous civil actions pending against the state of Idaho which could, if determined adversely to the State, affect the State's expenditures and, in some cases, its revenues.

         There can be no assurance that such rating will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local Idaho issuers may be unrelated to the creditworthiness of obligations, including Tax Anticipation Notes, issued by the State of Idaho, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

         The Idaho Fund is susceptible to political, economic or regulatory factors affecting issuers of Idaho municipal obligations. These include the possible adverse effects of certain Idaho constitutional amendments, legislative measures, voter initiatives and other matters. The information provided is only a brief summary of the complex factors affecting the financial situation in Idaho and is derived from sources that are generally available to investors and are believed to be accurate. No independent verification has been made of the accuracy or completeness of any of the preceding information. It is based in part on information obtained from various State and local agencies in Idaho or contained in Official Statements for various Idaho municipal obligations.

FACTORS AFFECTING THE TAX-EXEMPT MINNESOTA FUNDS
         Economic Outlook. Minnesota's economy turned in a mixed performance during the 2003 and early 2004. During calendar year 2003, Minnesota's average unemployment rate was 5.0 percent, 1 percentage point lower than the U.S. average of 6.0 percent and 0.6 percentage points below the state's unemployment rate at the end of 2002. During that same period, the U.S. unemployment rate had decreased by 0.2 percentage points. Also during this period Minnesota personal income grew at an annual rate of 1.3 percent. During calendar year 2003, per capita personal income in Minnesota was $35,400.

         Non-farm payroll in Minnesota fell by .9 percent over the period 2000-2003 but that drop was less than the 3.3 percent drop for the region. Manufacturing employment fell by 52,503 jobs between the first quarter of 2001 and the first quarter of 2004, accounting for most Minnesota job losses. A modest increase in manufacturing employment is predicted through 2005. In November 2004 the Minnesota Department of Employment and Economic Development reported that Minnesota employment was up by 24,900 jobs over the year in October 2004, a .9 percent increase. Nationally, employment was up 1.6 percent over the year in September 2004. The seasonally adjusted unemployment rate in Minnesota for October 2004 was 4.3 percent, below the 5.5 percent national rate. Minnesota ranked 8th among all states in personal income per capita in 2003.

         Following a two-year decline, Minnesota employment is forecast to grow again, but at pre-2001 recession levels. Payroll employment is anticipated to trail the U.S. in 2004 and 2005 with Minnesota employment increasing only 0.8 percent in 2004 and 1.4 percent in 2005. By 2006, total employment is expected to increase by 89,000. The industry concentration in the Minnesota job market is also changing with growth concentrated in health care and social services, manufacturing, and professional services sectors. Construction and trade are anticipated to have little impact on growth, while the role of leisure and hospitality will be diminished. The unemployment rate in Minnesota has remained relatively low, but there has been weakness in payroll employment dispersed throughout the state's economy.

         Revenues and Expenditures. Minnesota operates on a two-year budget cycle (a biennium). The governor's biennial budget is presented to the legislature in January of odd numbered years for the upcoming biennium. State statutes and its constitution require a balanced budget.

         The assets of the State exceeded liabilities at the fiscal year ended June 30, 2003 by $7.9 billion (presented as net assets). Of this amount, a deficit of $347 million was reported as unrestricted net assets. As of the end of the 2003 fiscal year, the state's governmental funds reported combined ending fund balances of $3.9 billion, a decrease of $1.8 billion in compared with the prior year.

         The General Fund is the chief operating fund of the state. At the end of the 2003 fiscal year, the General Fund included a deficit of $1.007 billion in unreserved fund balance, while the total fund balance had a deficit of $932 million. The fund balance of the state's General Fund decreased by $1.546 billion during the last fiscal year. This decrease primarily resulted from an economy only slowly rebounding from the economic downturn, which resulted in revenues that were insufficient to cover increases associated with education and health and human services expenditures.

         The February 2004 Department of Finance forecast for the 2004-05 biennium projects a deficit of $160 million in the absence of legislative action during the 2004 legislative session. However, the October forecast notes that non-dedicated General Fund revenues totaled $3.008 billion during the first quarter of fiscal 2005, $43 million (1.5 percent) more than end-of-session estimates. As noted above, the budget must be balanced for the biennium based on both state statutes and constitution. Borrowing for operating purposes beyond the biennium is not allowed. The fiscal year 2005 budget must be balanced before June 30, 2005.

         Legislation/Litigation. On May 8, 1998, Minnesota settled its lawsuit with the tobacco industry, resulting in a new revenue stream for the state. A small portion of the settlement ($202 million) was dedicated by the courts for specific purposes and will not be a part of the state's general revenues. A larger portion of the settlement (the one-time payments) was dedicated by the Governor and the legislature to be placed into endowments for specific purposes. The balance (the annual payments) will be deposited into the state's General Fund.

         The 2002 legislature expanded the uses of one-time tobacco settlement funds to allow for short-term borrowing by the state effective July 2003. The legislature created the endowments in response to the 1998 settlement and dedicated the proceeds to medical education and tobacco prevention. Up to five percent of the endowment's value is appropriated each year for health programs. After the recent law changes, appropriations may still be issued for medical education and tobacco prevention, but the state may use endowment balances if necessary to meet short-term cash flow needs.

         At any given time there may be numerous civil actions pending against the state of Minnesota which could, if determined adversely to the State, affect the State's expenditures and, in some cases, its revenues.

         Debt Management. The state debt management policy has five guidelines. The first requires that the ratio of the General Fund appropriation for debt service not exceed 3.0 percent of the total projected biennial General Fund non-dedicated revenues. The percentage of General Fund revenues for debt service for the biennium ended June 30, 2003 was 2.32 percent. The second and third guidelines state that the general obligation bonded debt should not exceed 2.5 percent of the total personal income for the state, and also that the total debt of state agencies should not exceed 3.5 percent of total personal income. These ratios were 1.7 percent and 3.03 percent, respectively based on outstanding debt at June 30, 2003 and estimated personal income for the year ended on that date. The fourth guideline states that the total amount of state general obligation debt, moral obligation debt, state bond guarantees, equipment capital leases and real estate leases should not exceed 5.0 percent of the total personal income for the state. That ratio was 3.2 percent at June 30, 2002. The fifth guideline states that 70 percent of general obligation debt shall be due within ten years and 40 percent within five years. As of June 30, 2004, 70.9 percent of the State's general obligation bonds were scheduled to mature within ten years and
40.1 percent were scheduled to mature within five years.

         The total amount of State general obligation bonds outstanding on August 1, 2004, was approximately $3.3 billion. The total amount of general obligation bonds authorized but unissued as of August 1, 2004, was approximately $1.1 billion.

         Fitch IBCA, Inc. rates State of Minnesota general obligation bonds as AAA; in June 2003 Moody's Investor Services lowered its rating of Minnesota's general obligation bonds Aaa to Aa1; and Standard & Poor's rates the state's general obligation at AAA (confirmed as of September 24, 2004).

         There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local Minnesota issuers may be unrelated to the creditworthiness of obligations issued by the State of Minnesota, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

         Each Minnesota Fund is susceptible to political, economic or regulatory factors affecting issuers of Minnesota municipal obligations. These include the possible adverse effects of certain Minnesota constitutional amendments, legislative measures, voter initiatives and other matters that are described. The information provided is only a brief summary of the complex factors affecting the financial situation in Minnesota and is derived from sources that are generally available to investors and are believed to be accurate. No independent verification has been made of the accuracy or completeness of any of the following information. It is based in part on information obtained from various State and local agencies in Minnesota or contained in Official Statements for various Minnesota municipal obligations.

FACTORS AFFECTING THE TAX-FREE MISSOURI FUND
         Economic Outlook. As with the national economy, the Missouri economic recovery is underway. Missouri's unemployment rate has generally been below the U.S. rate. The State's unemployment rate peaked at 5.8 percent from May 2003 to August 2003. The September 2004 seasonally adjusted unemployment rate edged up a tenth of a point to 5.6 percent. However, employment increased robustly by 10,400 jobs. Between July 2003 and July 2004, Missouri employment was up by more than 82,800. This recent growth has brought Missouri's employment back to a pre-recession level of 2,740,000. Substantial and sustained job growth consistent with overall economic growth now seems to be in place.

         The state economy remains diverse with strong presence in health care services and agriculture, as well as the travel and leisure industry. Indeed, employment in health care services has grown from 195,300 in 1990 to 257,000 in November 2003. As the U.S. economy continues to rebound, growth in the Missouri economy will likely continue. Major economic risks are believed to be the larger national issues, including high petroleum prices and weakness in consumer spending stemming from concern over the current situation in Iraq.

         Revenues and Expenditures. Although the Missouri economy has grown modestly, state revenue collection declined 4.6 percent in fiscal year 2003 and decisive action in 2003 was needed to balance the budget, often by relying on one-time revenue sources. The Missouri state government must balance its budget each year.

         For fiscal year 2005, Governor Holden, the Senate, and the House of Representatives have agreed to a consensus revenue forecast of $6,392.0 million net general revenue collections. This is an optimistic estimate, but is achievable if the economy and employment continue to improve. Also, it assumes the federal government does not make additional tax code changes that would depress Missouri collections. A critical part of the agreement is to reevaluate the situation in April, after additional information is known about revenue collections, and modify the estimate if warranted. All parties agreed to this reevaluation.

         Missouri's constitutional revenue and spending limit ("Article X") provides that over time the growth in state revenues and spending cannot exceed the growth in Missouri personal income. Calculations made pursuant to Article X show that total state revenues for fiscal year 2003 were below the total state revenue limit by $1.9 billion. The Office of Administration projects that total state revenues will not exceed the total state revenue limit in fiscal year 2004 or fiscal year 2005. These preliminary calculations are subject to change as actual revenue collections become known and as the federal government revises its estimates of Missouri personal income. As the federal tax cut phases in over the next few years and continues to reduce state revenue growth, Missouri's total state revenues as a percentage of personal income will likely go on to fall significantly.

         Tobacco Settlement. In November 1998 the National Association of Attorney Generals announced a national settlement agreement with five major tobacco companies. Attorney General Jay Nixon accepted the proposed agreement on behalf of the State of Missouri. The agreement is the largest settlement ever achieved by the State of Missouri. Over the next 25 years, the state will receive approximately $4.5 billion before the settlement's adjustments for inflation and discounts. Missouri received estimated tobacco settlement proceeds of about $166 million during fiscal year 2003 and will receive $145 million during fiscal year 2004.


         Following governor recommendations, the General Assembly passed SB 1191
(2002) to give the state the option to sell a portion of the tobacco settlement proceeds in a process called "securitization" for up to 30 percent of the tobacco settlement proceeds. Tobacco securitizations have been completed by other states and are somewhat similar to revenue bond borrowing.

         Debt Management. Missouri voters have approved constitutional amendments providing for the issuance of general obligation bonds used for a number of purposes. The amount of general obligation debt that can be issued by the State is limited to the amount approved by popular vote plus $1 million. The State's general obligation debt limit at June 30, 2003, was $1,776 billion of which $336.5 million was unissued. General obligation bonded debt (net of amount available in governmental funds) of the State at June 30, 2003 was $860.7 million and the debt per capita for general obligation debt was $151.06.

         During fiscal year 2003, $52.2 million of the bonds were retired and $45 million in new bonds were issued. At year-end, the total general obligation debt outstanding was $900.7 million and the interest rate range was 3.0-7.0 percent.

         Ratings. State of Missouri general obligation bond issues are currently rated as follows: Standard & Poor's Rating Services, AAA; Moody's Investors Service, Inc., Aaa; and Fitch IBCA, Inc., AAA (confirmed as of August 2004). There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local Missouri issuers may be unrelated to the creditworthiness of obligations issued by the State of Missouri, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

         The Missouri Fund is susceptible to political, economic or regulatory factors affecting issuers of Missouri municipal obligations. These include the possible adverse effects of certain Missouri constitutional amendments, legislative measures, voter initiatives and other matters. At any given time there may be numerous civil actions pending against the state of Missouri which could, if determined adversely to the State, affect the State's expenditures and, in some cases, its revenues. The information provided is only a brief summary of the complex factors affecting the financial situation in Missouri and is derived from sources that are generally available to investors and are believed to be accurate. No independent verification has been made of the accuracy or completeness of any of the preceding information. It is based in part on information obtained from various State and local agencies in Missouri or contained in Official Statements for various Missouri municipal obligations.

FACTORS AFFECTING THE TAX-FREE NEW YORK FUND
         Economic Condition and Outlook. Following two years of decline, the State's economy began to grow in 2003. Despite the recent recovery, the State's economy has not yet regained the number of jobs it had in 2000, and New York's gains continue to lag behind the rest of the country. The events of September 11, 2001 had a significant impact on the economies of New York State and the nation. In the wake of the recession, the terrorist attacks, and the financial market downturn, the State's employment performance deteriorated, falling to a rank of 42nd in the nation in 2002. The State's rank rose to its present 37th in the nation during 2003 despite a preliminary 0.7 percent decline in average annual State employment in 2003. According to the State Comptroller, recently revised New York State Department of Labor figures indicate that total State employment may have actually increased by 18,900 jobs in 2002 and 5,200 jobs in 2003.

         Statewide, the leisure and hospital sector and educational and health services sector added jobs in 2002 and 2003. Employment of in the financial activities sector declined in 2002 and 2003. The highest rate of job loss was in the information sector which had an 8.8 percent decline in 2002 and a 6.5 percent decline in 2003.

         State unemployment reached its low in early 2001 and then began to rise. The State's rate averaged 5.8 percent in 2002 and 6.0 percent in 2003. The gap between the State's unemployment rate and that of the nation's has narrowed in recent years, but for the month ended October 2004 New York had a higher unemployment rate than most states, ranking 32nd for the month.

         State personal income growth rose from 0.8 percent in 2002 to 2.6 percent in 2003 and to 5.5 percent in first quarter 2004 as compared to the same period one-year earlier. During the first quarter of 2004, the State's personal income gains ranked 23rd among the states, up from 46th in both 2002 and 2003.

          New York City (City) accounts for 42 percent of New York State's jobs and had a total employment of 3.5 million in 2003. The loss of 55,000 jobs in the City in 2003 was a major factor in the State's overall employment picture during 2003, representing all but 500 of the jobs lost in the State and offsetting gains made in some other parts of the State. While much of the State experienced employment declines, Long Island, the Lower Hudson Valley and Mid-Hudson Valley added jobs in 2003. While the City's economy had been slowing before the World Trade Center attack, in its aftermath business activity slowed in lower Manhattan and many of the City's major industries - finance, air transportation, business services, trade, and tourism - were all adversely affected. The only City sectors to experience gains were the educational and health sector and the leisure and hospitality sector with gains of 2 percent and
1.1. percent, respectively. Employment in the City declined at a rate of 1.5 percent in 2003 and 2.9 percent in 2002. The suburban area surrounding New York City weathered the recession better than the City and most upstate areas. Much of the area experienced annual employment gains. In Westchester and Rockland counties, job growth increased from a 0.1 percent decline in 2002 to a 0.3 percent gain in 2003. Long Island's economy has fared better, with job losses of
0.3 percent in 2002 giving way to 0.6 percent gains in 2003. In general, all areas of the State except the North Country showed an improvement in 2003 relative to 2002 - either through increased job gains or smaller job losses.

         The recession was also taking a toll on the upstate economy prior to September 11. Buffalo and Rochester experienced job losses of 0.3 percent and
2.3 percent, respectively, in 2002, and losses of 0.4 percent and 0.3 percent, respectively, in 2004. Small gains in 2001 gave way to losses in 2002 and 2003 for Syracuse and Binghamton. Nonetheless, the magnitude of job losses in New York City is much larger than upstate.

         Also contributing to New York's slow economic recovery were conditions in the securities industry. The securities industry is a major industry in the City, and although it only accounted for 5 percent of all jobs in the City in 2002, it continues to be a major source of income, accounting for over one fifth of all wages earned in the City. This income, together with securities firms' profits and the capital gains generated by financial market activity, are the basis for a major source of tax revenues for the City and State. However, continued losses in the financial markets contributed to a substantial drop in securities industry profits, from a record $21 billion in 2000, a fall in 2001 and 2002 and a rise of 143.5 percent to $16.8 billion in 2003. Job losses in the securities industry portion of the financial activities sector averaged 5.2 percent in 2003 and 9.6 percent in 2002. Job growth in the securities industry has not yet resumed, but the rate of decline has slowed. The real estate sector's 1.6 percent employment growth in 2003 helped to partially offset the loss of securities jobs.

         Although the financial markets continue to be buffeted by financial scandals, improvement on Wall Street has been a major factor in the New York City and State economies. The decline in the financial markets ended in 2003 as the S&P 500 Stock Index advanced 20.2 percent for the year, although the gain slowed to 2 percent during the first five months of 2004. New York State incomes are responding positively to the recovery in the financial markets and in higher Wall Street profits and bonuses

         General Government Results. An operating surplus of $3.0 billion is reported in the General Fund for fiscal year 2003-04. As a result, the General Fund now has an accumulated deficit of $281 million. The State completed its fiscal year March 31, 2004 with a combined Governmental Funds operating surplus of $3.2 billion as compared to a combined Governmental Funds operating deficit for the preceding fiscal year of $4.3 billion. The combined 2003-04 operating surplus of $3.2 billion included operating surpluses in the General Fund of $3.0 billion and other Governmental Funds of $198 million.

         The State's financial position as shown in its Combined Balance Sheet as of March 31, 2004 includes a fund balance in its Governmental Funds of $6.2 billion represented by liabilities of $19.7 billion and by assets available to liquidate such liabilities of $25.9 billion. The Governmental Funds fund balance includes a $281 million accumulated General Fund deficit.

         Debt Administration. There are a number of methods by which the State may incur debt. The State may issue general obligation bonds approved by the voters and notes in anticipation of such bonds. The State, with voter approval, may also directly guarantee obligations of public benefit corporations. Payments for debt service on State general obligation and State-guaranteed bonds or notes are legally enforceable obligations of the State. The State has never been called upon to make any direct payments pursuant to its guarantee.


         The State had $3.825 billion in general obligation bonds outstanding at 2004 fiscal year-end. During the year the State issued $139 million in general obligation bonds and redeemed $363 million. The total amount of general obligation bonded debt authorized but not yet issued at 2003-04 year-end was $1.0 billion. The Public Benefit Corporations' (Corporations) had $3.3 billion in nonstate supported bonds payable and short-term debt outstanding at year-end.

         The State has also entered into lease/purchase agreements with selected public benefit corporations and municipalities for certain of its capital facilities. Under the agreements, construction costs are initially paid from appropriations and repaid to the State from proceeds of bond issues. The State has also entered into other financing agreements with several public benefit corporations. The terms of these arrangements require the State to fund the debt service requirements of the specific debt issued by the entity. The public benefit corporations will generally retain title to the assets acquired with the bond proceeds. As of March 31, 2004, the State had long-term debt obligations of $33.673 billion under lease/purchase and other financing arrangements (nonvoter approved), an increase of $6.629 billion from fiscal 2003.

         In the most recent State annual report, concerns were raised regarding the increasing amount of non-voter approved debt issued through public authorities that has lead to an enormous debt load and structural deficit, with a $3.7 billion decline in State net assets fiscal 2003-04 and a 20 percent debt increase leading to a an outstanding debt load of $47 billion.

         Bond Ratings. The State's general obligation bonds are rated AA (with a stable outlook) by Standard and Poor's Corporation, A1 by Moody's Investors Services and AA- by Fitch (confirmed on November 22, 2004). There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local New York issuers may be unrelated to the creditworthiness of obligations issued by the State of New York, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

         Risk Management. New York State does not insure its buildings or their contents against theft, fire or other risks and does not insure its automobiles against the possibility of bodily injury and property damages. The State does, however, have fidelity insurance on State employees. Workers' compensation coverage is provided on a self-insurance basis.

         Litigation. The State is a defendant in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations. Such litigation includes, but is not limited to, claims asserted against the State arising from alleged torts, alleged breaches of contracts, condemnation proceedings and other alleged violations of State and Federal laws.

         Included in the State's outstanding litigation are a number of cases challenging the legality or the adequacy of a variety of significant social welfare programs primarily involving the State's Medicaid and mental health programs. Adverse judgments in these matters generally could result in injunctive relief coupled with prospective changes in patient care that could require substantial increased financing of the litigated programs in the future. Because of the prospective nature of these matters, no provision for this potential exposure has been made in the State's March 31, 2004 general-purpose financial statements.

         Also included is a Court of Appeals direction to the State to put in place reforms to school financing and governance to redress the funding mechanism for school aid. The Court did not specify the manner in which the reforms should be implemented and the State has not yet agreed to a solution so no provision for potential exposure was made in the 2003-04 State financial statements.

         Actions commenced by several Indian nations, including the St. Regis Mohawk Indian Nation, the Oneida Indian Nation, and the Cayuga Indian Nation, claim that significant amounts of land were unconstitutionally taken from the Indians in violation of various treaties and agreements during the eighteenth and nineteenth centuries. The claimants seek recovery of thousands of acres of land as well as compensatory and punitive damages. In addition, the State is party to other claims and litigation that its legal counsel has advised are not probable of adverse court decisions. Although the amounts of potential losses, if any, are not presently determinable, it is the State's opinion that its ultimate liability in these cases is not expected to have a material adverse effect on the State's financial position.

         With respect to pending and threatened litigation, the State has reported liabilities of $771 million for awarded and anticipated unfavorable judgments.

         The New York Fund is susceptible to political, economic or regulatory factors affecting issuers of New York municipal obligations. The information provided is only a brief summary of the complex factors affecting the financial situation in New York and is derived from sources that are generally available to investors and are believed to be accurate. No independent verification has been made of the accuracy or completeness of any of the preceding information. It is based in part on information obtained from various State agencies in New York or contained in Official Statements for various New York municipal obligations.

FACTORS AFFECTING THE TAX-FREE OREGON FUND
         Economic Condition and Outlook. After a robust expansion during the early and mid 1990's Oregon's economy was slowed in 1998 by repercussions from the economic slump in Asia, which led to decreased foreign investments and exports. The economy rebounded in 1999 and 2000 when export growth was boosted by the recovering economies of Oregon's key Asian trading partners. However, in 2001, growth was significantly dampened in the state's previously booming high-tech sector. At the same time as California's economy strengthened, net in-migration slowed and population growth moderated, which dampened growth in the construction, retail, and service-related sectors. Recent indicators reveal Oregon's economy is recovering. . The second quarter of 2004 marked the fourth consecutive quarter of positive job growth. The most recent Blue Chip Job Growth rankings placed Oregon 2ndin the nation for year over year job growth between June 2003 and June 2004 as jobs increased by 39,200 or 2.50 percent. For the year between June 2002 and June 2003, Oregon ranked 42nd. The Oregon Employment Department reports that as of June 2004, the State had recovered 2/3's of the jobs previously lost.

         The Oregon Office of Economic Analysis forecasts that after three consecutive years of job losses, employment will rise 2 percent in 2004, 2.3 percent in 2005 and 1.9 percent in 2006. Most major sectors are expected to post gains in the next year or so. The health and professional and business services sectors are anticipated to experience the most growth. Professional and business services are predicted to grow 6 percent in 2005 and health services to grow 2.7 percent. 2006 growth for the two sectors is anticipated to be 4 percent and 3 percent, respectively. Manufacturing will likely post a slight gain in 2004 with a 0.8 percent gain and 2005 with a 0.4 percent gain. The high technology sector is expected to show a slight gain in 2004; however, growth in this sector is anticipated to be 3.4 percent in 2005 and 2.4 percent in 2006. With continued low mortgage interest rates and office and industrial markets making up for the slow new single family dwelling market, growth in the construction sector is expected to increase in 2004, 2005 and 2006, reversing the decline in 2003. Additional information on specific industries within the State is available on the Office of Economic Analysis web site at http://www.oea.das.state.or.us.

         Employment growth is only one indicator of economic performance; there are many other factors to consider. For example, changes in personal income as well as wage and salary growth are reflective of ongoing economic conditions. Personal income is forecast to grow by 5.6 percent in 2004, followed by growth of 6.1 percent in 2005 and 6.0 percent in 2006. Per capita income in anticipated to stay below the U.S. average for the next 10 years. Non-farm proprietors' income in Oregon is projected to finish 2004with growth of 8.7 percent followed by slower growth of 6.3percent in 2005 and 4.2 percent in 2006.

         Unemployment rates and population are also impacted by the changing economy. Oregon's unemployment rate started 2004 at 8.2 percent, fully 2.2 percentage points higher than the nation's rate. By June, Oregon's rate had declined to 6.9 percent, still 1.3 points above that of the nation, and in October the rate was 7.2 percent, 1.7 percentage points above the national rate.

         Oregon is still attracting new residents although not as rapidly as during the mid-1990's. The State's population is anticipated to increase 1.1 percent in 2004 and 1.2 percent in both 2005 and 2006.

         The changing demographics in Oregon will continue to influence the type of services that citizens need their State government to provide. The fastest growth is anticipated in the 45-64 year old and the over 65 year old groups. This is due to the baby boom generation and the continued, though weak, net in-migration of elderly retirees and working age individuals. This will provide a significant challenge to Oregonians in determining how to care for their aging citizens. The anticipated decline in the growth of the 18- 24 year old age group through the next seven years will ease the pressures for public spending on college educations.


         The primary risks now facing the Oregon economy include the uncertain impact of the war on terrorism, a further major stock market correction, rising energy prices, slower than expected recovery for semiconductors, software, and communications, a rapid decline in the U.S. dollar that could negatively affect the manufacturing sector with its large reliance on international markets, and a collapse of the housing market which has been experiencing a boom in home refinancing as a result of the low interest rates. If the stock market experienced another major correction, this could further slow already dampened consumer spending which is the main driving force in the economy. Other risks that could impact the State's economy include rising energy prices, the possible effects of initiatives and referendum, obligations under the State's Public Employees Retirement System, and a slower than anticipated recovery in the semi-conductor, software and communications industries.

         Oregon's economy appears to be recovering from the recession, although the strength and duration of the recovery is uncertain.

         Revenues and Expenditures. The latest forecast by the Office of Economic Analysis for General Fund revenues for the 2003-05 biennium equals $10,198.9 million, a decline of $12.6 million from the September 2004 forecast. Projections for most major sources of revenue have been revised. Including $113.5 million in funds carried over from the prior biennium, total General Fund resources amount to $10,312.4 million. The new resource figure is $483.2 million lower than the 2003 Close of Session forecast.

         During the 2001-03 biennium, declining revenues resulted in a significant cash flow shortage. The 2001 Legislature approved the sale of Tax Anticipation Notes (TANS) to maintain positive cash balances throughout the remainder of the biennium, TANS were paid off prior to the end of the biennium and did not factor into balancing the 2001-03 budget. However, the interest expense on the TANS was not reflected in previous General Fund forecasts.

         Including the $16.4 million in TANS interest, the 2001-03 ending balance, and thus the 2003-05 beginning balance, was $113.5 million. In addition, $17.8 million in interest will be paid in the current biennium for two TANS issuances. The total result is a $34.2 million decrease in net resources for the 2003-05 biennium. Including TANS interest payments and the decrease in anticipated revenues, the projected ending balance for 2003-05 is $90.6 million, a decline of $46.7 million from the September forecast.

On December 1, 2004, the Governor will release his recommended budget for the 2005-07 biennium. Available resources will be based on the revenue forecast presented herein. For the biennium, General Fund revenues will total $11,068.2 million, an increase of 8.5 percent from the current biennial level. Including the projected beginning balance carried forward from the 2003-05 biennium, total resources amount to $11,158.8 million.

         Beyond the 2005-07 biennium, General Fund revenues are expected to mirror historical growth patterns, albeit slightly slower than the high-tech fueled peaks of the late 1980s and 1990s.

         Cash Management. The State Treasurer is responsible for the control of cash and the investment of State of Oregon funds. The Oregon Investment Council, of which the State Treasurer is a member, establishes investment policy for all State funds. To further Oregon's economic growth, the Council's continuing policy has been to invest locally when they can find investments of comparable yield, quality, and maturity in-state without damaging portfolio diversity. State-imposed safeguards minimize the dangers of investing in highly leveraged financial instruments, which have been a cause of national concern.

         Risk Management. The Department of Administrative Services, through an insurance fund within the Central Services Fund, provides for the State's self-insurance programs and for the administration, investigation, and settlement of claims against the insurance fund.

         Debt Administration. The State Debt Policy Advisory Commission advises the Governor and the legislative assembly regarding policies and actions that enhance and preserve the State's credit rating and maintain the future availability of low-cost capital financing. The State's debt credit ratings, which are an indication of the State's ability to repay its debt and a reflection of the State's sound financial management, were downgraded in 2003 to, Aa3 (Moody's Investors Service) and AA- (Standard & Poor's Rating Group confirmed as of August 13, 2004.


         The Oregon Fund is susceptible to political, economic or regulatory factors affecting issuers of Oregon municipal obligations. These include the possible adverse effects of certain Oregon constitutional amendments, legislative measures, voter initiatives and other matters. At any given time there may be numerous civil actions pending against the state of Oregon which could, if determined adversely to the State, affect the State's expenditures and, in some cases, its revenues. The information provided is only a brief summary of the complex factors affecting the financial situation in Oregon and is derived from sources that are generally available to investors and are believed to be accurate. No independent verification has been made of the accuracy or completeness of any of the preceding information. It is based in part on information obtained from various State and local agencies in Oregon or contained in Official Statements for various Oregon municipal obligations.

FACTORS AFFECTING PUERTO RICO
         Geographic Location and Demography. The Commonwealth of Puerto Rico ("Puerto Rico" or, the "Commonwealth") is the fourth largest Caribbean island and is located approximately 1,600 miles southeast of New York. It is approximately 100 miles long and 35 miles wide. According to the United States Census Bureau, the population of Puerto Rico was approximately 3,878,500 in July 2003, compared to 3,522,000 in 1990.

         Relationship with the United States. Puerto Rico came under the sovereignty of the United States with the signing of the Treaty of Paris on December 10, 1898, at the conclusion of the Spanish-American War. Puerto Ricans became citizens of the United States in 1917, by virtue of the Jones Act, approved by the Congress of the United States. In 1950, the Congress of the United States enacted Public Law 600 in order to provide for an increased Puerto Rican self-government. This law set forth the political, economic and fiscal relationship between Puerto Rico and the United States. It also provided for the drafting and adoption of a local constitution, which became effective July 25, 1952.

         The United States and the Commonwealth share a common defense, market and currency. Puerto Rico exercises virtually the same control over its internal affairs as any of the fifty states of the United States. However, it differs from the states in its relationship with the United States federal government. The people of Puerto Rico are citizens of the United States but do not vote in national elections (they can only vote in local (Puerto Rico) elections). The people of the Commonwealth are represented in Congress by a Resident Commissioner who has a voice, but no vote, in the House of Representatives. Puerto Rico is a self-governing commonwealth in association with the United States. The chief of state of the Commonwealth is the President of the United States. The head of government is an elected Governor. There are two legislative chambers: the House of Representatives and the Senate.

         While Puerto Rico has authority over its internal affairs, the United States controls interstate trade, foreign relations and commerce, customs administration, control of air, land and sea, immigration and emigration, nationality and citizenship, currency, maritime laws, military service, military bases, army, navy and air force, declaration of war, constitutionality of laws, jurisdictions and legal procedures, treaties, radio and television--communications, agriculture, mining and minerals, highways, postal system, social security, and other areas generally controlled by the federal government in the United States. Puerto Rican institutions control internal affairs unless U.S. law is involved, as in matters of public health and pollution. The major differences between Puerto Rico and the 50 states are its local taxation system and exemption from most federal taxes, its lack of voting representation in either house of the U.S. Congress, the ineligibility of Puerto Ricans to vote in presidential elections, and its lack of participation in some revenues reserved for the states.

         Economy. The Commonwealth has established policies and programs directed principally at developing the manufacturing and services sectors of the economy and expanding and modernizing the Commonwealth's infrastructure. Domestic and foreign investment has been stimulated by selective tax exemptions, development loans, and other financial and tax incentives. Infrastructure expansion and modernization have been to a large extent financed by bonds and notes issued by the Commonwealth, its public corporations and municipalities. Economic progress has been aided by significant increases in the levels of education and occupational skills of the Commonwealth's population.

         The economy of Puerto Rico is closely linked to the United States economy. The following exogenous variables are affected by the United States economy: exports, direct investment, transfer payments, interest rates, inflation and tourist expenditures. During fiscal year 2003 (July 2002 through June 2003), approximately 86 percent of Puerto Rico's exports were to the United States mainland, which was also the source of approximately 49 percent of Puerto Rico's imports.

         Puerto Rico has experienced more than two decades of economic expansion. Almost every sector of the economy participated, and record levels of employment were achieved. Factors contributing to this expansion included government-sponsored economic development programs, increases in the level of federal transfers, a significant expansion in construction investment driven by infrastructure projects and private investment, primarily in housing, the relatively low cost of borrowing and low oil prices.

         The dominant sectors of the Puerto Rico economy are manufacturing, services and government. The manufacturing sector has undergone fundamental changes over the years as a result of increased emphasis on higher wage, high technology industries, such as pharmaceuticals, biotechnology, electronics, computers, microprocessors, professional and scientific instruments and certain high technology machinery and equipment. During fiscal year 2003 this sector generated $31.3 billion or, 42.1 percent, of gross domestic product. The service sector, including finance, insurance, real estate, wholesale and retail trade and tourism, ranks second only to manufacturing in contribution to the gross domestic product and leads all sectors in providing employment, employing 506,941 workers in fiscal year 2003 and accounting for 51.1 percent of total non-farm employment. The service sector generated $28.7 billion, or 38.7 percent, of Puerto Rico's gross domestic product during fiscal year 2003. For fiscal year 2003 the government sector accounted for $7.1 billion, or 9.6 percent, of Puerto Rico's gross domestic product and employed 303,914 workers, which accounted for 30.3 percent of total non-farm employment in fiscal 2003.

         Puerto Rico is heavily dependent on oil imports for the production of electricity. As a result of the construction of two cogeneration plants, however, one of which is fueled by liquefied natural gas and the other by coal, Puerto Rico's dependence on oil imports for the production of electricity has been reduced from 99 percent to 74 percent. Current estimates indicate that these plants could provide up to 33 percent of the Electric Power Authority's electric energy requirements.

         The Commonwealth's gross product in fiscal year 2003 was $47.4 billion. This represents an increase in nominal gross product of 5.2 percent from fiscal year 2002. Since fiscal year 1985, personal income, both aggregate and per capita, has increased consistently each fiscal year. In fiscal year 2003, aggregate personal income was $43.6 billion and personal income per capita was $11279.

         According to the Puerto Rico Department of Labor and Human Resources Household Employment Survey (the "Survey"), average employment increased from 1,146,700 in fiscal year 1999 to 1,234,200 in fiscal year 2004. The average unemployment rate decreased from 12.5 percent in fiscal year 1999 to 11.4 percent in fiscal year 2004.

         According to the Survey, during fiscal year 2004, total monthly seasonally adjusted employment averaged 1,251,900 compared to 1,226,000 in fiscal year 2003. The seasonally adjusted unemployment rate for fiscal 2004 was
11.1 percent, which was a decrease from 2003's 11.9 percent.

         The Planning Board's preliminary report of real gross product for fiscal year 2003 indicates an increase of 1.9 percent. The Planning Board's gross product forecast for fiscal year 2004 projected an increase of 2.9 percent.

         Incentives under the United States Tax Code. United States corporations operating in Puerto Rico have been subject to special tax provisions since the Revenue Act of 1921. Prior to the enactment of the Tax Reform Act of 1976, under
Section 931 of the Internal Revenue Code, as amended (the "Code"), United States corporations operating in Puerto Rico (and meeting certain source of income tests) were taxed only on income arising from sources within the United States.

         The Tax Reform Act of 1976 created Section 936 of the Code, which revised the tax treatment of United States corporations operating in Puerto Rico by taxing such corporations on their worldwide income in a manner similar to that applicable to any other United States corporation but providing such corporations a full credit for the federal tax on their business and qualified investment income in Puerto Rico. The credit provided an effective 100 percent federal tax exemption for operating and qualifying investment income from Puerto Rico sources.

         As a result of amendments to Section 936 made in 1996 (the "1996 Amendments"), the tax credit is being phased out over a ten-year period for companies that were operating in Puerto Rico in 1995 and is no longer available for corporations that establish operations in Puerto Rico after October 13, 1995. The 1996 Amendments also eliminated the credit previously available for income derived from certain qualified investments in Puerto Rico.

         The 1996 Amendments added Section 30A to the Code. Section 30A permits a "qualifying domestic corporation" ("QDC") that meets certain gross income tests to claim a credit (the "Section 30A Credit") against federal income tax imposed on taxable income derived from sources outside the United States from the active conduct of a trade or business in Puerto Rico or from the sale of substantially all the assets used in such business ("Possession Income"). The
Section 30A Credit will not be available for taxable years commencing after 2005.

         The Section 30A Credit is limited to the sum of (i) 60 percent of qualified possession wages as defined in the Code, which includes wages up to 85 percent of the maximum earnings subject to the OASDI portion of Social Security taxes plus an allowance for fringe benefits of 15 percent of qualified possession wages, (ii) a specified percentage of depreciation deductions ranging between 15 percent and 65 percent, based on the class life of tangible property and (iii) a portion of Puerto Rico income taxes paid by the QDC, up to a 9 percent effective rate (but only if the QDC does not elect the profit-split method for allocating income from intangible property).

         In the case of taxable years beginning after December 31, 2001, the amount of Possession Income that qualifies for the Section 30A Credit is subject to a cap based on the QDC's Possession Income for an average adjusted base period ending before October 14, 1995.

         Under Section 936 of the Code, as amended by the 1996 Amendments, United States corporations that meet certain requirements and elect its application ("Section 936 Corporations") are entitled to credit against their United States corporate income tax the portion of such tax attributable to income derived from the active conduct of a trade or business within Puerto Rico and from the sale or exchange of substantially all assets used in the active conduct of such trade or business.

         A Section 936 Corporation may elect to compute its active business income, eligible for the Section 936 credit, under one of three formulas: (i) a cost-sharing formula, whereby it is allowed to claim all profits attributable to manufacturing intangibles and other functions carried out in Puerto Rico provided it makes a cost sharing payment in the amount required under Section 936; (ii) a profit-split formula, whereby it is allowed to claim 50 percent of the combined net income of its affiliated group from the sale of products manufactured in Puerto Rico; or (iii) a cost-plus formula, whereby it is allowed to claim a reasonable profit on the manufacturing costs incurred in Puerto Rico.

         The Section 936 credit is now only available to companies that were operating in Puerto Rico on October 13, 1995, and had elected the percentage of income credit provided by Section 936. Such percentage of income credit is equal to 40 percent of the federal income tax otherwise imposable on the Puerto Rico active business income or derived from the sale or exchange of substantially all assets used in such business.

         In the case of taxable years beginning on or after 1998, the Possession Income subject to the Section 936 credit is subject to a cap based on the
Section 936 Corporation's Possession Income for an average adjusted base period ending on October 14, 1995. The Section 936 credit is eliminated for taxable years commencing after 2005.

         More than 80 corporations, including most of the major pharmaceutical, instrument and electronics companies manufacturing in Puerto Rico, that are operating under sections 30A and 936 of the Code have reorganized their Puerto Rico operations to become controlled foreign corporations ("CFCs"). CFCs are corporations organized outside the U.S., but controlled by U.S. shareholders. Generally, a CFC may defer payment of federal income taxes on its trade or business income until such income is repatriated to the U.S. in the form of dividends or through investment in certain U.S. properties.

         One of the elements of the Commonwealth's new economic development plan involves amending the Code to provide a new tax regime applicable to United States-based businesses that have operations in Puerto Rico or other United States possessions. A proposal to amend the Code in this regard put forth by the Governor of Puerto Rico has been pursued for the last three years, but has not been acted upon by the United States Senate and the House of Representatives.

         The legislative process for consideration of this proposal is in the early stages and, thus, it is not possible at this time to determine whether the proposal will be enacted into law or what amendments, if any may be made to it.

         Debt and, Revenues and Expenditures. The Constitution of Puerto Rico limits the amount of general obligation (full faith and credit) debt that can be issued or guaranteed by the Commonwealth. The Commonwealth's policy has been and continues to be to maintain the amount of such debt prudently below the constitutional limitation. Direct debt of the Commonwealth is supported by Commonwealth taxes. Debt of municipalities of the Commonwealth, other than bond anticipation notes, is supported by real and personal property taxes and municipal license taxes. As of June 30, 2004, total public sector debt of the Commonwealth (in thousands) was equal to $33,942,644.

         Preliminary General Fund total revenues for fiscal year 2004 were $7,985 million, representing an increase of $393 million, or 5.2 percent, from fiscal year 2003 revenues. Preliminary expenditures for fiscal year 2004 were $8,004 million.

         The General Fund budget for fiscal year 2005 provides for total net revenues of $8.309 billion, which represents an increase of $324 million, or 4.1 percent, over the budget for fiscal year 2004 ($7.925 billion).

         Bond Ratings. All outstanding general obligation bonds of the Commonwealth are rated A- by Standard & Poor's Ratings Services and Baa1 by Moody's Investor's Service, Inc. (both with a negative outlook) (confirmed as of September 24, 2004). Any explanation concerning the significance of such ratings must be obtained from the rating agencies. There is no assurance that any ratings will continue for any period of time or that they will not be revised or withdrawn.

         Local Issuances. It should be noted that the creditworthiness of obligations issued by local Puerto Rican issuers may be unrelated to the creditworthiness of obligations issued by the Commonwealth of Puerto Rico, and there is no obligation on the part of the Commonwealth to make payment on such local obligations in the event of default.

APPENDIX B - DESCRIPTION OF RATINGS

GENERAL RATING INFORMATION
         The ratings list below can be further described as follows. For all categories lower than Aaa, Moody's Investors Service, Inc. includes a "1", "2" or "3" following the rating to designate a high, medium or low rating, respectively. Similarly, for all categories lower than AAA, Standard & Poor's and Fitch, Inc. may add a "+" or "-" following the rating to characterize a higher or lower rating, respectively.

BONDS
MOODY'S INVESTORS       Aaa       Highest quality, smallest degree of investment risk.
SERVICE, INC.           AA        High quality; together with Aaa bonds, they compose
                                  the high-grade bond group
                        A         Upper-medium-grade obligations; many favorable investment attributes.
                        Baa       Medium-grade obligations; neither highly protected nor poorly secured.
                                  Interest and principal appear adequate for the present, but certain protective elements may be lacking or may be unreliable over any great length of time.
                        Ba        More uncertain with speculative elements. Protective of interest and principal payments not well safeguarded in good and bad times.
                        B         Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
                        Caa       Poor standing, may be in default; elements of danger with respect to principal or interest payments.
                        Ca        Speculative in high degree; could be in default or have other marked shortcomings.
                        C         Lowest rated. Extremely poor prospects of ever attaining
                                  investment standing.
STANDARD & POOR'S       AAA       Highest rating; extremely strong capacity to pay principal and interest.
                        AA        High quality; very strong capacity to pay principal and interest.
                        A         Strong  capacity to pay  principal  and  interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
                        BBB       Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to weakened capacity to pay principal and interest than for higher-rated bonds.
                        BB,       Predominantly speculative with respect to the issuer's capacity to
                        B,
                        CCC,      meet required interest and principal
                        CC        payments. BB-lowest degree of
                                  speculation; CC-the highest degree of
                                  speculation. Quality and protective
                                  characteristics outweighed by large
                                  uncertainties or major risk exposure to
                                  adverse conditions.
                        D         In default.
FITCH, INC.             AAA       Highest quality;  obligor has exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
                        AA        Very high quality; obligor's ability to pay interest and repay principal is very strong. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
                        A         High quality; obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than higher-rated bonds.
                        BBB       Satisfactory credit quality; obligor's ability to pay interest and repay principal is considered adequate. Unfavorable changes in economic conditions and circumstances are more likely to adversely affect these bonds and impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for higher-rated bonds.
                        BB,       Not investment grade; predominantly speculative with respect to the issuer's capacity to repay
                        CCC,      interest and repay principal in accordance with the terms of the obligation for bond issues not
                        CC, C     in default. BB is the least speculative. C is the most speculative.

COMMERCIAL PAPER
MOODY'S                                    S&P                                         FITCH
P-1             Superior quality           A-1+        Extremely strong quality        F-1+      Exceptionally strong quality
                                           A-1         Strong quality                  F-1       Very strong quality
P-2             Strong quality             A-2         Satisfactory quality            F-2       Good credit quality
P-3             Acceptable quality         A-3         Adequate quality                F-3       Fair quality
                                           B           Speculative quality             F-S       Weak credit quality
                                           C           Doubtful quality
STATE AND MUNICIPAL NOTES
MOODY'S                                   S&P                                         FITCH
MIG1/           Best quality              SP1+         Very strong quality            F-1+       Exceptionally strong quality
VMIG1                                     SP1          Strong grade                   F-1        Very strong quality
MIG2/           High quality              SP2          Satisfactory grade             F-2        Good credit quality
VMIG2
MIG3/           Favorable quality                                                     F-3        Fair credit quality
VMIG3
MIG4/           Adequate quality
VMIG4
SG              Speculative quality       SP3          Speculative grade              F-S        Weak credit quality

EARNINGS AND DIVIDEND RANKINGS FOR COMMON STOCKS
         Standard & Poor's. The investment process involves assessment of various factors -- such as product and industry position, corporate resources and financial policy -- with results that make some common stocks more highly esteemed than others. In this assessment, Standard & Poor's believes that earnings and dividend performance is the end result of the interplay of these factors and that, over the long run, the record of this performance has a considerable bearing on relative quality. The rankings, however, do not pretend to reflect all of the factors, tangible or intangible, that bear on stock quality.

         Relative quality of bonds or other debt, that is, degrees of protection for principal and interest, called creditworthiness, cannot be applied to common stocks, and therefore rankings are not to be confused with bond quality ratings which are arrived at by a necessarily different approach.

         Growth and stability of earnings and dividends are deemed key elements in establishing Standard & Poor's earnings and dividend rankings for common stocks, which are designed to capsulize the nature of this record in a single symbol. It should be noted, however, that the process also takes into consideration certain adjustments and modifications deemed desirable in establishing such rankings.

         The point of departure in arriving at these rankings is a computerized scoring system based on per-share earnings and dividend records of the most recent ten years -- a period deemed long enough to measure significant time segments of secular growth, to capture indications of basic change in trend as they develop, and to encompass the full peak-to-peak range of the business cycle. Basic scores are computed for earnings and dividends, then adjusted as indicated by a set of predetermined modifiers for growth, stability within long-term trend, and cyclicality. Adjusted scores for earnings and dividends are then combined to yield a final score.

         Further, the ranking system makes allowance for the fact that, in general, corporate size imparts certain recognized advantages from an investment standpoint. Conversely, minimum size limits (in terms of corporate sales volume) are set for the various rankings, but the system provides for making exceptions where the score reflects an outstanding earnings-dividend record.

         The final score for each stock is measured against a scoring matrix determined by analysis of the scores of a large and representative sample of stocks. The range of scores in the array of this sample has been aligned with the following ladder of rankings:

         -------- ----------------------- ------ ----------------------- ----- ---------------------
         A+       Highest                 B+     Average                 C     Lowest
         -------- ----------------------- ------ ----------------------- ----- ---------------------
         A        High                    B      Below Average           D     In Reorganization
         -------- ----------------------- ------ ----------------------- ----- ---------------------
         A-       Above Average           B-     Lower
         -------- ----------------------- ------ ----------------------- ----- ---------------------

         NR signifies no ranking because of insufficient data or because the stock is not amenable to the ranking process.

         The positions as determined above may be modified in some instances by special considerations, such as natural disasters, massive strikes, and non-recurring accounting adjustments.

         A ranking is not a forecast of future market price performance, but is basically an appraisal of past performance of earnings and dividends, and relative current standing. These rankings must not be used as market recommendations; a high-score stock may at times be so overpriced as to justify its sale, while a low-score stock may be attractively priced for purchase. Rankings based upon earnings and dividend records are no substitute for complete analysis. They cannot take into account potential effects of management changes, internal company policies not yet fully reflected in the earnings and dividend record, public relations standing, recent competitive shifts, and a host of other factors that may be relevant to investment status and decision.

PREFERRED STOCK RATING
MOODY'S INVESTORS            Aaa       Considered to be a top-quality preferred
SERVICE, INC.                          stock. This rating indicates good asset
                                       protection and the least risk of dividend
                                       impairment within the universe of
                                       preferred stocks.
                             Aa        Considered a high-grade preferred stock.
                                       This rating indicates that there is
                                       reasonable assurance that earnings and
                                       asset protection will remain relatively
                                       well maintained in the foreseeable
                                       future.
                             A         Considered to be an upper-medium grade
                                       preferred stock. While risks are judged
                                       to be somewhat greater than in the "aaa"
                                       and "aa" classifications, earnings and
                                       asset protection are, nevertheless,
                                       expected to be maintained at adequate
                                       levels.
                             Baa       Considered to be medium-grade, neither
                                       highly protected nor poorly secured.
                                       Earnings and asset protection appear
                                       adequate at present but may be
                                       questionable over any great length of
                                       time.
                             Ba        Considered to have speculative elements
                                       and its future cannot be considered well
                                       assured. Earnings and asset protection
                                       may be very moderate and not well
                                       safeguarded during adverse periods.
                                       Uncertainty of position characterizes
                                       preferred stocks in this class.
                             B         Generally lacks the characteristics of a
                                       desirable investment. Assurance of
                                       dividend payments and maintenance of
                                       other terms of the issue over any long
                                       period of time may be small.
                             Caa       Likely to be in arrears on dividend
                                       payments. This rating designation does
                                       not purport to indicate the future status
                                       of payments.
                             Ca        Speculative in a high degree and is
                                       likely to be in arrears on dividends with
                                       little likelihood of eventual payment.
                             C         The lowest rated class of preferred or
                                       preference stock. Issues so rated can be
                                       regarded as having extremely poor
                                       prospects of ever attaining any real
                                       investment standing.
STANDARD & POOR'S            AAA       Has the highest rating that may be
                                       assigned by Standard & Poor's to a
                                       preferred  stock issue and indicates an
                                       extremely strong capacity to pay the
                                       preferred stock obligations.
                             AA        Qualifies as a high-quality fixed income
                                       security. The capacity to pay preferred
                                       stock obligations is very strong,
                                       although not as overwhelming as for
                                       issues rated "AAA."
                             A         Backed by a sound capacity to pay the
                                       preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

                             BBB       Regarded as backed by an adequate
                                       capacity to pay the preferred stock
                                       obligations. Whereas it normally exhibits
                                       adequate protection parameters, adverse
                                       economic conditions or changing
                                       circumstances are more likely to lead to
                                       a weakened capacity to make payments for
                                       a preferred stock in this category than
                                       for issues in the "A" category.
                             BB, B,    Regarded, on balance, as predominantly
                             CCC       speculative with respect to the issuer's
                                       capacity to pay preferred stock
                                       obligations. "BB" indicates the lowest
                                       degree of speculation and "CCC" the
                                       highest degree of speculation. While
                                       such issues will likely have some quality
                                       and protective characteristics, these are
                                       outweighed by large uncertainties or
                                       major risk exposures to adverse
                                       conditions.
                             CC        Reserved for a preferred stock issue in
                                       arrears on dividends or sinking fund
                                       payments but that is currently paying.
                             C         A non-paying issue.
                             D         A non-paying issue with the issuer in
                                       default on debt instruments.
                             NR        Indicates that no rating has been
                                       requested, that there is insufficient
                                       information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                                     PART C
                                OTHER INFORMATION


Item 23.          Exhibits
                  --------

                  (a)      Agreement and Declaration of Trust.

                           (1) Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 23 filed August 16, 1999.

                           (2) Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 23 filed August 16, 1999.

                  (b) By-Laws. Amended and Restated By-Laws (May 19, 2005) attached as Exhibit.

                  (c)      Copies of All Instruments Defining the Rights of
                           Holders.

                           (1) Agreement and Declaration of Trust. Articles III, V and VI of Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 23 filed August 16, 1999.

                           (2) By-Laws. Article II of Amended and Restated By-Laws attached as Exhibit (b).

                  (d) Investment Management Agreement. Investment Management Agreement (November 1, 1999) between Delaware Management Company and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 25 filed October 30, 2000.

                  (e)      (1) Distribution Agreement.

                                    (i)     Executed Distribution Agreement
                                            (April 19, 2001) between Delaware
                                            Distributors, L.P. and the
                                            Registrant on behalf of each Fund
                                            incorporated into this filing by
                                            reference to Post-Effective
                                            Amendment No. 26 filed October 31,
                                            2001.

                                    (ii)    Executed Second Amended and Restated
                                            Financial Intermediary Distribution
                                            Agreement (August 21, 2003) between
                                            Delaware Distributors, L.P. and
                                            Lincoln Financial Distributors, Inc.
                                            on behalf of the Registrant
                                            incorporated into this filing by
                                            reference to Post-Effective
                                            Amendment No. 28 filed October 31,
                                            2003.

                           (2) Dealer's Agreement. Dealer's Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 27 filed November 18, 2002.

                           (3) Vision Mutual Fund Gateway Agreement. Vision Mutual Fund Gateway Agreement (November
                                    2000) incorporated into this filing by
                                    reference to Post-Effective Amendment No. 27 filed November 18, 2002.

                           (4) Registered Investment Advisers Agreement. Registered Investment Advisers Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 27 filed November 18, 2002.

                           (5) Bank/Trust Agreement. Bank/Trust Agreement (August 2004) incorporated into this filing by reference to Post-Effective Amendment No 29 filed December 3, 2004.

                  (f)      Inapplicable.

                  (g)      Custodian Agreement.

                           (1) Executed Amended and Restated Mutual Fund Custody and Services Agreement (May 16,
                                    2002) between Mellon Bank, N.A. and the
                                    Registrant incorporated into this filing by reference to Post-Effective Amendment No. 27 filed November 18, 2002.

                           (2) Executed Amendment (November 28, 2003) to the Amended and Restated Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No 29 filed December 3, 2004.

                  (h)      Other Material Contracts.

                           (1) Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 26 filed October 31, 2001.

                                    (i)     Executed Schedule B (May 19, 2005)
                                            to the Shareholder Services
                                            Agreement attached as Exhibit.

                                    (ii)    Executed Amendment Letter (August
                                            23, 2002) to the Shareholder
                                            Services Agreement incorporated into
                                            this filing by reference to
                                            Post-Effective Amendment No. 28
                                            filed October 31, 2003.

                           (2) Executed Fund Accounting Agreement between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 18 filed August 28, 1997.

                                    (i)     Executed Schedule B (May 19, 2005)
                                            to Fund Accounting Agreement
                                            attached as Exhibit.

                                    (ii)    Executed Amendment No. 27 to
                                            Schedule A (October 1, 2003) of
                                            Delaware Family of Funds Fund
                                            Accounting Agreement incorporated
                                            into this filing by reference to
                                            Post-Effective Amendment No. 28
                                            filed October 31, 2003.

                  (i) Opinion of Counsel. Incorporated into this filing by reference to Post-Effective Amendment No. 23 filed August 16, 1999.

                  (j) Consent of Independent Registered Accounting Firm. To be filed by amendment.

                  (k)      Inapplicable.

                  (l) Letter of Investment Intent. Incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on August 27, 1993.

                  (m) Plans under Rule 12b-1. Plan under Rule 12b-1 for Class A, B and C Shares incorporated into this filing by reference to Post-Effective Amendment No. 26 filed October 31, 2001.

                  (n)      Plan under Rule 18f-3. Plan under Rule 18f-3 (May 1,
                           2003) incorporated into this filing by reference to Post-Effective Amendment No. 28 filed October 31, 2003.

                  (o)      Inapplicable.

                  (p)      Code of Ethics.

                           (1) Code of Ethics for the Delaware Investments' Family of Funds (December 2004) attached as Exhibit.

                           (2) Code of Ethics for Delaware Management Company (a series of Delaware Management Business Trust) and Delaware Distributors, L.P. (December 2004) attached as Exhibit.

                           (3) Code of Ethics for Lincoln Financial Distributors, Inc. (April 2005) attached as Exhibit.

                  (q)      Power of Attorney. Attached as Exhibit.

Item 24.          Persons Controlled by or under Common Control with Registrant.
                  None.

Item 25. Indemnification. Article VI of the Amended and Restated By-Laws attached as Exhibit (b).

Item 26.          Business and Other Connections of Investment Advisor.
                  Delaware Management Company, a series of Delaware Management Business Trust, (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-advisor to certain of the other funds in the Delaware Investments family (Delaware Group Adviser Funds, Delaware Group Cash Reserve, Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Foundation Funds, Delaware Group Global & International Funds, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Fund, Delaware Group Tax-Free Money Fund, Delaware Pooled Trust, Delaware VIP Trust, Voyageur Insured Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Tax-Free Funds, Delaware Investments Municipal Trust, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Global Dividend and Income Fund, Inc., Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Insured Municipal Income Fund, Inc., Delaware Investments Florida Insured Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund, Inc., Delaware Investments Minnesota Municipal Income Fund II, Inc. and Delaware Investments Minnesota Municipal Income Fund III, Inc.). In addition, certain officers of the Manager also serve as Trustees/Directors of the other funds in the Delaware Investments family, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's indirect parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 27 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family

                  (a) The following persons serving as directors or officers of the Manager have held the following positions during the past two years. Unless noted, the principal business address of the Manager is 2005 Market Street, Philadelphia, PA 19103-7094

------------------------------ ----------------------------- ---------------------------------- ------------------------------------
NAME AND PRINCIPAL             POSITIONS & OFFICES           POSITIONS & OFFICES WITH           OTHER POSITIONS AND OFFICES
BUSINESS ADDRESS               WITH MANAGER                  REGISTRANT                         HELD
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Jude T. Driscoll               President/Chief               Chairman/President/Chief           Mr. Driscoll has served in various
                               Executive Officer             Executive Officer                  executive capacities within Delaware
                                                                                                Investments

                                                                                                President/Chief Executive Officer
                                                                                                and Director -
                                                                                                Lincoln National Investments
                                                                                                Companies, Inc.

                                                                                                Director - HYPPCO Finance Company
                                                                                                Ltd.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Ryan K. Brist                  Executive Vice                Executive Vice                     Mr. Brist has served in various
                               President/Managing            President/Managing                 executive capacities within Delaware
                               Director/Co-Head - Fixed      Director/Chief Investment          Investments
                               Income                        Officer - Fixed Income
                                                                                                Vice President - Lincoln National
                                                                                                Income Fund, Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
John C.E. Campbell             Executive Vice                Senior Vice President/Deputy       Mr. Campbell has served in various
                               President/Global              Chief Investment Officer -         executive capacities within Delaware
                               Marketing & Client            Fixed Income                       Investments
                               Services
                                                                                                President/Chief Executive Officer -
                                                                                                Optimum Fund Trust
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Patrick P. Coyne               Executive Vice                Executive Vice President/          Mr. Coyne has served in various
                               President/Managing            Managing Director/Chief            executive capacities within Delaware
                               Director/Chief                Investment Officer - Fixed         Investments
                               Investment Officer - Income
                               Fixed Income                                                     Managing Director - Fixed
                                                                                                Income -
                                                                                                Lincoln National Investment
                                                                                                Companies, Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Joseph H. Hastings             Executive Vice                None                               Mr. Hastings has served in various
                               President/Chief Financial                                        executive capacities within Delaware
                               Officer/Treasurer/Controller                                     Investments

                                                                                                Executive Vice President/Chief
                                                                                                Financial
                                                                                                Officer/Treasurer/Controller -
                                                                                                Lincoln National Investment
                                                                                                Companies, Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------

------------------------------ ----------------------------- ---------------------------------- ------------------------------------
NAME AND PRINCIPAL             POSITIONS & OFFICES           POSITIONS & OFFICES WITH           OTHER POSITIONS AND OFFICES
BUSINESS ADDRESS               WITH MANAGER                  REGISTRANT                         HELD
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Philip N. Russo(1)             Executive Vice                None                               Mr. Russo has served in various
                               President/Chief Financial                                        executive capacities within Delaware
                               Officer                                                          Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
See Yeng Quek                  Executive Vice                Executive Vice                     Mr. Quek has served in various
                               President/Managing            President/Managing                 executive capacities within Delaware
                               Director/Chief                Director/Chief Investment          Investments
                               Investment Officer -          Officer - Fixed Income
                               Fixed Income
                                                                                                Director/Trustee - HYPPCO
                                                                                                Finance Company Ltd.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Douglas L. Anderson            Senior Vice                   None                               Mr. Anderson has served in various
                               President/Operations                                             executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Marshall T. Bassett            Senior Vice President/Chief   Senior Vice President/Chief        Mr. Bassett has served in various
                               Investment Officer -          Investment Officer - Emerging      executive capacities within Delaware
                               Emerging Growth               Growth                             Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Joseph Baxter                  Senior Vice President/Head    Senior Vice President/Head of      Mr. Baxter has served in various
                               of Municipal Bond             Municipal Bond Investments         executive capacities within Delaware
                               Investments                                                      Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Christopher S. Beck            Senior Vice                   Senior Vice President/Senior       Mr. Beck has served in various
                               President/Senior Portfolio    Portfolio Manager                  executive capacities within Delaware
                               Manager                                                          Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Michael P. Bishof              Senior Vice                   Chief Financial Officer            Mr. Bishof has served in various
                               President/Investment                                             executive capacities within Delaware
                               Accounting                                                       Investments

                                                                                                Chief Financial Officer - Lincoln
                                                                                                National Convertible Securities
                                                                                                Fund, Inc. and Lincoln National
                                                                                                Income Fund, Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Michael P. Buckley             Senior Vice                   Vice President/Portfolio           Mr. Buckley has served in various
                               President/Director of         Manager/Senior Municipal Bond      executive capacities within Delaware
                               Municipal Research            Analyst                            Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Stephen R. Cianci              Senior Vice                   Senior Vice President/Senior       Mr. Cianci has served in various
                               President/Senior Portfolio    Portfolio Manager                  executive capacities within Delaware
                               Manager                                                          Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Robert F. Collins              Senior Vice                   Vice President/Senior Portfolio    Mr. Collins has served in various
                               President/Senior Portfolio    Manager                            executive capacities within Delaware
                               Manager                                                          Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Timothy G. Connors             Senior Vice President/Chief   Senior Vice President/Chief        Mr. Connors has served in various
                               Investment Officer - Value    Investment Officer - Value         executive capacities within Delaware
                               Investing                     Investing                          Investments

                                                                                                Senior Vice President/Chief
                                                                                                Investment Officer - Value Investing
                                                                                                of Lincoln National Investment
                                                                                                Companies, Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------

------------------------------ ----------------------------- ---------------------------------- ------------------------------------
NAME AND PRINCIPAL             POSITIONS & OFFICES           POSITIONS & OFFICES WITH           OTHER POSITIONS AND OFFICES
BUSINESS ADDRESS               WITH MANAGER                  REGISTRANT                         HELD
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
George E. Deming               Senior Vice President/Senior  Senior Vice President/Senior       Mr. Deming has served in various
                               Portfolio Manager             Portfolio Manager                  executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
John B. Fields                 Senior Vice President/Senior  Senior Vice President/Senior       Mr. Fields has served in various
                               Portfolio Manager             Portfolio Manager                  executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Brian Funk                     Senior Vice President/Senior  Vice President/Senior High Yield   Mr. Funk has served in various
                               Research Analyst              Analyst                            executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Brent C. Garrels               Senior Vice President/Senior  Vice President/High Yield Analyst  Mr. Garrels has served in various
                               Research Analyst                                                 executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Paul Grillo                    Senior Vice President/Senior  Vice President/Senior Portfolio    Mr. Grillo has served in various
                               Portfolio Manager             Manager                            executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Jonathan Hatcher(2)            Senior Vice President/Senior  Senior Vice President/Senior       Mr. Hatcher has served in various
                               Research Analyst              Research Analyst                   executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Carolyn McIntyre(3)            Senior Vice President/Human   None                               Ms. McIntyre has served in
                               Resources                                                        various executive capacities
                                                                                                within Delaware Investments

                                                                                                Senior Vice President/Human
                                                                                                Resources - Lincoln National
                                                                                                Investment Companies, Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Francis X. Morris              Senior Vice                   Director, Fundamental              Mr. Morris has served in various
                               President/Director,           Research/Senior Portfolio Manager  executive capacities within
                               Fundamental Research/Senior                                      Delaware Investments
                               Portfolio Manager
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Brian L. Murray, Jr.(4)        Senior Vice President/Chief   Chief Compliance Officer           Mr. Murray has served in various
                               Compliance Officer                                               executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Susan L. Natalini              Senior Vice President/Global  None                               Ms. Natalini has served in
                               Marketing & Client Services                                      various executive capacities
                                                                                                within Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
D. Tysen Nutt(5)               Senior Vice President/Head of Senior Vice President/Head of      Mr. Nutt has served in various
                               Large Cap Value               Large Cap Value                    executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- --- --------------------------------
David P. O'Connor              Senior Vice President/General Senior Vice President/Associate    Mr. O'Connor has served in
                               Counsel/Chief Legal Officer   General Counsel/Assistant          various executive capacities
                                                             Secretary                          within Delaware Investments

                                                                                                Vice President/Associate General
                                                                                                Counsel/Assistant Secretary -
                                                                                                Lincoln National Investment
                                                                                                Companies, Inc.
------------------------------ -------------------------------- ------------------------------- ------------------------------------

------------------------------ -------------------------------- ---------------------------------- ---------------------------------
NAME AND PRINCIPAL             POSITIONS & OFFICES WITH         POSITIONS & OFFICES WITH           OTHER POSITIONS AND OFFICES
BUSINESS ADDRESS               MANAGER                          REGISTRANT                         HELD
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
John J. O'Connor               Senior Vice                      Senior Vice President/Treasurer    Mr. O'Connor has served in
                               President/Investment Accounting                                     various executive capacities
                                                                                                   within Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Philip R. Perkins(6)           Senior Vice President/Senior     Senior Vice President/Senior       Mr. Perkins has served in various
                               Portfolio Manager                Portfolio Manager                  executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Timothy L. Rabe                Senior Vice President/Senior     Senior Vice President/Senior       Mr. Rabe has served in various
                               Portfolio Manager/Head of High   Portfolio Manager                  executive capacities within
                               Yield                                                               Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
James L. Shields               Senior Vice President/Chief      None                               Mr. Shields has served in various
                               Information Officer                                                 executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Jeffrey S. Van Harte(7)        Senior Vice President/Chief      Senior Vice President/Chief        Mr. Van Harte has served in
                               Investment Officer - Focus       Investment Officer - Focus Growth  various executive capacities
                               Growth                                                              within Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Gary T. Abrams                 Vice President/Senior Equity     None                               Mr. Abrams has served in various
                               Trader                                                              executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Christopher S. Adams           Vice President/Portfolio         Vice President/Portfolio           Mr. Adams has served in various
                               Manager/Senior Equity Analyst    Manager/Senior Equity Analyst      executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Renee E. Anderson              Vice President/Senior Equity     Vice President/Senior Equity       Mr. Anderson has served in
                               Analyst II                       Analyst II                         various executive capacities
                                                                                                   within Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Damon J. Andres                Vice President/Senior Fixed      Vice President/Senior Fixed        Mr. Andres has served in various
                               Income Portfolio Manager I       Income Portfolio Manager           executive capacities within
                                                                                                   Delaware Investments

                                                                                                   Vice President - Lincoln National
                                                                                                   Convertible Securities Fund, Inc.
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Richard E. Biester             Vice President/Equity Trader     None                               Mr. Biester has served in various
                                                                                                   executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Christopher J. Bonavico(8)     Vice President/Senior            Vice President/Senior Portfolio    Mr. Bonavico has served in
                               Portfolio Manager                Manager                            various executive capacities
                                                                                                   within Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Vincent A. Brancaccio          Vice President/Senior Equity     None                               Mr. Brancaccio has served in
                               Trader                                                              various executive capacities
                                                                                                   within Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Edward J. Brennan              Vice President/Private           Assistant Vice President/Fixed     Mr. Brennan has served in various
                               Placement Analyst                Income Structural Analyst II       executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Kenneth F. Broad(9)            Vice President/Senior            Vice President/Senior Portfolio    Mr. Broad has served in various
                               Portfolio Manager                Manager                            executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Mary Ellen M. Carrozza         Vice President/Client Services   Vice President/Client Services     Ms. Carrozza has served in
                                                                                                   various executive capacities
                                                                                                   within Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------

------------------------------ -------------------------------- ---------------------------------- ---------------------------------
NAME AND PRINCIPAL             POSITIONS & OFFICES WITH         POSITIONS & OFFICES WITH           OTHER POSITIONS AND OFFICES
BUSINESS ADDRESS               MANAGER                          REGISTRANT                         HELD
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Stephen G. Catricks            Vice President/Equity Analyst    Vice President/Equity Analyst II   Mr. Catricks has served in
                               II                                                                  various executive capacities
                                                                                                   within Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
David F. Connor                Vice President/Deputy General    Vice President/Deputy General      Mr. Connor has served in various
                               Counsel/Secretary                Counsel/Assistant Secretary        executive capacities within
                                                                                                   Delaware Investments

                                                                                                   Vice President/Deputy General
                                                                                                   Counsel/Assistant Secretary -
                                                                                                   Lincoln National Investment
                                                                                                   Companies, Inc.

                                                                                                   Secretary - Lincoln National
                                                                                                   Convertible Securities Fund, Inc.
                                                                                                   and Lincoln National Income Fund,
                                                                                                   Inc.
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Stephen J. Czepiel             Vice President/Senior Fixed      None                               Mr. Czepiel has served in various
                               Income Trader                                                       executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Joseph F. DeMichele            Vice President/High Grade        None                               Mr. DeMichele has served in
                               Trading                                                             various executive capacities
                                                                                                   within Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Christopher M. Ericksen(10)    Vice President/Portfolio         Vice President/Portfolio Manager   Mr. Ericksen has served in
                               Manager                                                             various executive capacities
                                                                                                   within Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Joel A. Ettinger               Vice President/Taxation          Vice President/Taxation            Mr. Ettinger has served in
                                                                                                   various executive capacities
                                                                                                   within Delaware Investments

                                                                                                   Vice President/Taxation - Lincoln
                                                                                                   National Investment Companies,
                                                                                                   Inc.
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Phoebe W. Figland              Vice President/Investment        Vice President/Investment          Ms. Figland has served in various
                               Accounting                       Accounting                         executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Joseph Fiorilla                Vice President/Trading           None                               Mr. Fiorilla has served in
                               Operations                                                          various executive capacities
                                                                                                   within Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Charles E. Fish                Vice President/Senior Equity     None                               Mr. Fish has served in various
                               Trader                                                              executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Clifford M. Fisher(11)         Vice President/Senior Bond       None                               Mr. Fisher has served in various
                               Trader                                                              executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Patrick G. Fortier(12)         Vice President/Senior            Vice President/Senior Portfolio    Mr. Fortier has served in various
                               Portfolio Manager                Manager                            executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------

------------------------------ -------------------------------- ---------------------------------- ---------------------------------
NAME AND PRINCIPAL             POSITIONS & OFFICES WITH         POSITIONS & OFFICES WITH           OTHER POSITIONS AND OFFICES
BUSINESS ADDRESS               MANAGER                          REGISTRANT                         HELD
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Denise A. Franchetti           Vice President/Portfolio         Vice President/Portfolio           Ms. Franchetti has served in
                               Manager/Municipal Bond Credit    Manager/Municipal Bond Credit      various executive capacities
                               Analyst                          Analyst                            within Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
James A. Furgele               Vice President/Investment        Vice President/Investment          Mr. Furgele has served in various
                               Accounting                       Accounting                         executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Daniel V. Geatens              Vice President/Investment        Vice President/Investment          Mr. Geatens has served in various
                               Accounting                       Accounting                         executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Stuart M. George               Vice President/Equity Trader     None                               Mr. George has served in various
                                                                                                   executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Barry S. Gladstein             Vice President/Portfolio         Vice President/Equity Analyst      Mr. Gladstein has served in
                               Analyst                                                             various executive capacities
                                                                                                   within Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Brian T. Hannon                Vice President/Senior            Vice President/Senior Portfolio    Mr. Hannon has served in various
                               Portfolio Manager                Manager                            executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Lisa L. Hansen(13)             Vice President/Head Trader of    Vice President/Head Trader of      Ms. Hansen has served in various
                               Focus Growth Equity Trading      Focus Growth Equity Trading        executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Gregory M. Heywood(14)         Vice President/Senior Research   Vice President/Senior Research     Mr. Heywood has served in various
                               Analyst                          Analyst                            executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Michael E. Hughes              Vice President/Senior Equity     Vice President/Senior Equity       Mr. Hughes has served in various
                               Analyst I                        Analyst I                          executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Jeffrey W. Hynoski             Vice President/Portfolio         Vice President/Portfolio Manager   Mr. Hynoski has served in various
                               Manager                                                             executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Jordan L. Irving(15)           Vice President/Senior            Vice President/Senior Portfolio    Mr. Irving has served in various
                               Portfolio Manager                Manager                            executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Cynthia Isom                   Vice President/Senior            Vice President/Portfolio Manager   Ms. Isom has served in various
                               Portfolio Manager                                                   executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Kenneth R. Jackson             Vice President/Equity Analyst    Vice President/Equity Analyst      Mr. Jackson has served in various
                                                                                                   executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Andrew Kronschnabel            Vice President/High Grade        None                               Mr. Kronschnabel has served in
                               Trader                                                              various executive capacities
                                                                                                   within Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Roseanne L. Kropp              Vice President/Senior Fund       Vice President/Senior Fund         Ms. Kropp has served in various
                               Analyst II/High Yield            Analyst II/High Yield              executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Nikhil G. Lalvani              Vice President/Senior Equity     Vice President/Senior Equity       Mr. Lalvani has served in various
                               Analyst I                        Analyst I                          executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------

------------------------------ -------------------------------- ---------------------------------- ---------------------------------
NAME AND PRINCIPAL BUSINESS    POSITIONS & OFFICES WITH         POSITIONS & OFFICES WITH           OTHER POSITIONS AND OFFICES HELD
ADDRESS                        MANAGER                          REGISTRANT
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Steven T. Lampe                Vice President/Portfolio         Vice President/Portfolio Manager   Mr. Lampe has served in various
                               Manager                                                             executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Alfio Leone IV                 Vice President/High Grade        None                               Mr. Leone has served in various
                               Trader                                                              executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Anthony A. Lombardi(16)        Vice President/Senior            Vice President/Senior Portfolio    Mr. Lombardi has served in
                               Portfolio Manager                Manager                            various executive capacities
                                                                                                   within Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Charles (Tom) T. McClintic     Vice President/High Yield        None                               Mr. McClintic has served in
                               Trader                                                              various executive capacities
                                                                                                   within Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Andrew M. McCullagh, Jr.       Vice President/Senior            Vice President/Senior Portfolio    Mr. McCullagh has served in
                               Portfolio Manager                Manager                            various executive capacities
                                                                                                   within Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Michael S. Morris              Vice President/Portfolio         Vice President/Senior Equity       Mr. Morris has served in various
                               Manager                          Analyst                            executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Scott Moses                    Vice President/Fixed Income      None                               Mr. Moses has served in various
                               Trader                                                              executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
John R. Murray                 Vice President/Senior Equity     None                               Mr. Murray has served in various
                               Analyst                                                             executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Philip O. Obazee               Vice President/Derivatives       Vice President/Derivatives         Mr. Obazee has served in various
                               Manager                          Manager                            executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Donald G. Padilla              Vice President/Equity Analyst    Vice President/Equity Analyst II   Mr. Padilla has served in various
                               II                                                                  executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Daniel J. Prislin(17)          Vice President/Senior            Vice President/Senior Portfolio    Mr. Prislin has served in various
                               Portfolio Manager                Manager                            executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Craig S. Remsen                Vice President/Research Analyst  None                               Mr. Remsen has served in various
                                                                                                   executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Joseph T. Rogina               Vice President/Equity Trader     None                               Mr. Rogina has served in various
                                                                                                   executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Richard Salus                  Vice President/Deputy            None                               Mr. Salus has served in various
                               Controller                                                          executive capacities within
                                                                                                   Delaware Investments

                                                                                                   Vice President/Deputy Controller
                                                                                                   - Lincoln National Investment
                                                                                                   Companies, Inc.
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Kevin C. Schildt               Vice President/Senior            Vice President/Senior Research     Mr. Schildt has served in various
                               Municipal Credit Analyst         Analyst                            executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------

------------------------------ -------------------------------- ---------------------------------- ---------------------------------
NAME AND PRINCIPAL             POSITIONS & OFFICES WITH         POSITIONS & OFFICES WITH           OTHER POSITIONS AND OFFICES
BUSINESS ADDRESS               MANAGER                          REGISTRANT                         HELD
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Richard D. Seidel              Vice President/Assistant         None                               Mr. Seidel has served in various
                               Controller/Manager - Payroll                                        executive capacities within
                                                                                                   Delaware Investments

                                                                                                   Vice President/Assistant
                                                                                                   Controller/Manager - Payroll -
                                                                                                   Lincoln National Investment
                                                                                                   Companies, Inc.
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Thomas Socha                   Vice President/Senior Fixed      Vice President/Senior Fixed        Mr. Socha has served in various
                               Income Analyst                   Income Analyst                     executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Brenda L. Sprigman             Vice President/Business          None                               Ms. Sprigman has served in
                               Manager - Fixed Income                                              various executive capacities
                                                                                                   within Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Matthew J. Stephens            Vice President/Senior High       Vice President/Senior High Grade   Mr. Stephens has served in
                               Grade Analyst                    Analyst                            various executive capacities
                                                                                                   within Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Michael T. Taggart             Vice President/Facilities &      None                               Mr. Taggart has served in various
                               Administrative Services                                             executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Matthew Todorow(18)            Vice President/Portfolio         Vice President/Portfolio Manager   Mr. Todorow has served in various
                               Manager                                                             executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Spencer M. Tullo               Vice President/Fixed Income      None                               Mr. Tullo has served in various
                               Trader                                                              executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Robert A. Vogel, Jr.(19)       Vice President/Senior            Vice President/Senior Portfolio    Mr. Vogel has served in various
                               Portfolio Manager                Manager                            executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Lori P. Wachs                  Vice President/Portfolio         Vice President/Portfolio Manager   Ms. Wachs has served in various
                               Manager                                                             executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
Laura A. Wagner                Vice President/Investment        Vice President/Investment          Ms. Wagner has served in various
                               Accounting                       Accounting                         executive capacities within
                                                                                                   Delaware Investments
------------------------------ -------------------------------- ---------------------------------- ---------------------------------
James J. Wright                Vice President/Senior Equity     Vice President/Senior Equity       Mr. Wright has served in various
                               Analyst                          Analyst                            executive capacities within
                                                                                                   Delaware Investments
------------------------------------------------------------------------------------------------------------------------------------

(1)  VICE PRESIDENT OF FINANCE, Prudential Investment Management, Inc.,
     1998-2004.
(2)  SENIOR RESEARCH ANALYST, Strong Capital Management, 2000-2002.
(3)  HEAD OF HUMAN RESOURCES, Lincoln Life, 2001-2003.
(4)  ASSOCIATE GENERAL COUNSEL, Franklin Templeton Investments, 1998-2002.
(5)  MANAGING DIRECTOR/U.S. ACTIVE LARGE-CAP VALUE TEAM, Merrill Lynch,
     1994-2004.
(6)  MANAGING DIRECTOR/GLOBAL MARKETS, Deutsche Bank, 1998-2003.
(7) PRINCIPAL/EXECUTIVE VICE PRESIDENT, Transamerica Investment Management, LLC, 1980-2005.
(8) PRINCIPAL/PORTFOLIO MANAGER, Transamerica Investment Management, LLC, 1993-2005.
(9) PRINCIPAL/PORTFOLIO MANAGER, Transamerica Investment Management, LLC, 2000-2005.
(10) PORTFOLIO MANAGER, Transamerica Investment Management, LLC, 2004-2005; VICE PRESIDENT/PORTFOLIO MANAGER, Goldman Sachs 1994-2004.
(11) VICE PRESIDENT/MUNICIPAL BOND, Advest, Inc., 1999-2002.
(12) PORTFOLIO MANAGER, Transamerica Investment Management, LLC, 2000-2005.
(13) PRINCIPAL/PORTFOLIO MANAGER/SENIOR TRADER, Transamerica Investment Management, LLC, 1997-2005.
(14) SENIOR RESEARCH ANALYST, Transamerica Investment Management, LLC, 2004-2005; SENIOR ANALYST, Wells Capital Management, LLC 2003-2004; SENIOR ANALYST, Montgomery Asset Management 1996-2003.
(15) VICE PRESIDENT/U.S. ACTIVE LARGE-CAP VALUE TEAM, Merrill Lynch, 1998-2004.
(16) DIRECTOR/U.S. ACTIVE LARGE-CAP VALUE TEAM, Merrill Lynch, 1998-2004.
(17) PRINCIPAL/PORTFOLIO MANAGER, Transamerica Investment Management, LLC, 1998-2005.
(18) EXECUTIVE DIRECTOR/PORTFOLIO MANAGER, Morgan Stanley Investment Management, 1994-2003.
(19) DIRECTOR/U.S. ACTIVE LARGE-CAP VALUE TEAM, Merrill Lynch, 1992-2004.

Item 27.  Principal Underwriters.
          ----------------------

          (a)(1) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments Family of Funds.

          (b)(1) Information with respect to each officer or partner of the principal underwriter and the Registrant is provided below. Unless noted, the principal business address of Delaware Distributors, L.P. is 2005 Market Street, Philadelphia, PA 19103-7094.

---------------------------------------- ---------------------------------------------- --------------------------------------------
NAME & PRINCIPAL BUSINESS ADDRESS        POSITIONS & OFFICES WITH UNDERWRITER           POSITIONS & OFFICES WITH REGISTRANT
---------------------------------------- ---------------------------------------------- --------------------------------------------
Delaware Distributors, Inc.              General Partner                                None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Delaware Capital Management              Limited Partner                                None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Delaware Investment Advisers             Limited Partner                                None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Kevin J. Lucey                           President/Chief Executive Officer              None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Philip N. Russo                          Executive Vice President                       None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Douglas L. Anderson                      Senior Vice President/Operations               None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Michael P. Bishof                        Senior Vice President/Investment               Senior Vice President/Chief Financial
                                         Accounting                                     Officer
---------------------------------------- ---------------------------------------------- --------------------------------------------
Joseph H. Hastings                       Senior Vice President/Senior Financial         None
                                         Services Officer
---------------------------------------- ---------------------------------------------- --------------------------------------------
Jeffrey M. Kellogg                       Senior Vice President/Senior Product           None
                                         Manager/Communications Manager
---------------------------------------- ---------------------------------------------- --------------------------------------------
Deb Landsman-Yaros                       Senior Vice President/Head of Retail           None
                                         Investor Services
---------------------------------------- ---------------------------------------------- --------------------------------------------
Thomas M. McConnell                      Senior Vice President/Senior 529 Plans         None
                                         Product Manager
---------------------------------------- ---------------------------------------------- --------------------------------------------
Carolyn McIntyre                         Senior Vice President/Human Resources          None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Brian L. Murray, Jr.                     Senior Vice President/Compliance               Senior Vice President/Chief Compliance
                                                                                        Officer
---------------------------------------- ---------------------------------------------- --------------------------------------------
David P. O'Connor                        Senior Vice President/Strategic Investment     Senior Vice President/Strategic Investment
                                         Relationships and Initiatives/General Counsel  Relationships and Initiatives/General
                                                                                        Counsel/Chief Legal Officer
---------------------------------------- ---------------------------------------------- --------------------------------------------
Daniel J. Perullo                        Senior Vice President/Eastern Director,        None
                                         Institutional Sales
---------------------------------------- ---------------------------------------------- --------------------------------------------
Robert E. Powers                         Senior Vice President/Senior Domestic Sales    None
                                         Manager
---------------------------------------- ---------------------------------------------- --------------------------------------------
Richard Salus                            Senior Vice President/Controller/              None
                                         Treasurer/Financial Operations Principal
---------------------------------------- ---------------------------------------------- --------------------------------------------
James L. Shields                         Senior Vice President/Chief Information        None
                                         Officer
---------------------------------------- ---------------------------------------------- --------------------------------------------
Trevor M. Blum                           Vice President/Senior Consultant               None
                                         Relationship Manager
---------------------------------------- ---------------------------------------------- --------------------------------------------
E. Zoe Bradley                           Vice President/Product Management Manager      None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Mel Carrozza                             Vice President/Client Services                 None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Anthony G. Ciavarelli                    Vice President/Counsel/Assistant Secretary     Vice President/Associate General
                                                                                        Counsel/Assistant Secretary
---------------------------------------- ---------------------------------------------- --------------------------------------------
Elisa C. Colkitt                         Vice President/Broker Dealer Operations &      None
                                         Service Support
---------------------------------------- ---------------------------------------------- --------------------------------------------
David F. Connor                          Vice President/Deputy General                  Vice President/Deputy General
                                         Counsel/Assistant Secretary                    Counsel/Secretary
---------------------------------------- ---------------------------------------------- --------------------------------------------

---------------------------------------- ---------------------------------------------- --------------------------------------------
NAME & PRINCIPAL BUSINESS ADDRESS        POSITIONS & OFFICES WITH UNDERWRITER           POSITIONS & OFFICES WITH REGISTRANT
---------------------------------------- ---------------------------------------------- --------------------------------------------
Joel A. Ettinger                         Vice President/Taxation                        Vice President/Taxation
---------------------------------------- ---------------------------------------------- --------------------------------------------
Edward M. Grant                          Vice President/Senior Domestic Sales Manager   None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Audrey Kohart                            Vice President/Financial Planning and          None
                                         Reporting
---------------------------------------- ---------------------------------------------- --------------------------------------------
Josephine O'Brien                        Vice President/RFP Group Manager               None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Robinder Pal                             Vice President/Senior Retail                   None
                                         e-Business/Production Services Manager
---------------------------------------- ---------------------------------------------- --------------------------------------------
Marlene D. Petter                        Vice President/Marketing Communications        None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Christian Reimer                         Vice President/529 Plans Product Manager       None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Richard D. Seidel                        Vice President/Assistant                       None
                                         Controller/Assistant Treasurer
---------------------------------------- ---------------------------------------------- --------------------------------------------
Michael T. Taggart                       Vice President/Facilities & Administrative     None
                                         Services
---------------------------------------- ---------------------------------------------- --------------------------------------------
Molly Thompson                           Vice President/Associate Product Management    None
                                         Manager
---------------------------------------- ---------------------------------------------- --------------------------------------------
Kathryn R. Williams                      Vice President/Senior Counsel/Assistant        Vice President/Associate General
                                         Secretary                                      Counsel/Assistant Secretary
---------------------------------------- ---------------------------------------------- --------------------------------------------

                  (a)(2) Lincoln Financial Distributors, Inc. ("LFD") serves as financial intermediary wholesaler for all the mutual funds in the Delaware Investments Family of Funds.

                  (b)(2) Information with respect to each officer or partner of LFD and the Registrant is provided below. Unless noted, the principal business address of LFD is 2001 Market Street, Philadelphia, PA 19103-7055.

---------------------------------------- ---------------------------------------------- --------------------------------------------
NAME & PRINCIPAL BUSINESS ADDRESS        POSITIONS & OFFICE WITH LFD                    POSITIONS & OFFICES WITH REGISTRANT
---------------------------------------- ---------------------------------------------- --------------------------------------------
Westley V. Thompson                      President and Chief Executive Officer          None
---------------------------------------- ---------------------------------------------- --------------------------------------------
David M. Kittredge                       Senior Vice President                          None
---------------------------------------- ---------------------------------------------- --------------------------------------------
William C. Miller                        Senior Vice President                          None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Terrance Mullen                          Senior Vice President                          None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Donald Roberson                          Senior Vice President                          None
---------------------------------------- ---------------------------------------------- --------------------------------------------
David L. Ahrendt(3)                      Vice President                                 None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Duane L. Bernt(2)                        Vice President and Treasurer                   None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Nancy Briguglio                          Vice President                                 None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Patrick J. Caulfield(1)                  Vice President and Chief Compliance Officer    None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Daniel P. Hickey(2)                      Vice President                                 None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Karina Istvan                            Vice President                                 None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Rochelle Krombolz                        Vice President                                 None
---------------------------------------- ---------------------------------------------- --------------------------------------------
William Lamoin                           Vice President                                 None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Diane McCarthy                           Vice President, Chief Financial Officer and    None
                                         Chief Administrative Officer
---------------------------------------- ---------------------------------------------- --------------------------------------------
Henry Orvin                              Vice President                                 None
---------------------------------------- ---------------------------------------------- --------------------------------------------
James Ryan                               Vice President                                 None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Gregory Smith                            Vice President                                 None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Marjorie Snelling                        Vice President                                 None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Marilyn K. Ondecker(3)                   Secretary                                      None
---------------------------------------- ---------------------------------------------- --------------------------------------------

(1) 350 Church Street, Hartford, CT 06103
(2) 1500 Market Street, Philadelphia, PA 19103
(3) 1300 Clinton Street, Fort Wayne, IN 46802

                  (c)      Not Applicable.

Item 28. Location of Accounts and Records. All accounts and records are maintained in Philadelphia at 2005 Market Street, Philadelphia, PA 19103-7094.

Item 29. Management Services. None.

Item 30. Undertakings. Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 28th day of October, 2005.

                                        VOYAGEUR MUTUAL FUNDS

                                        By:           Jude T. Driscoll
                                            ---------------------------------
                                                      Jude T. Driscoll
                                                          Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

             SIGNATURE                                           TITLE                                       DATE
-------------------------------------          --------------------------------------------              ----------------
Jude T. Driscoll                               President/Chief Executive Officer (Principal              October 28, 2005
------------------------------------           Executive Officer) and Trustee
Jude T. Driscoll

                                    *          Trustee                                                   October 28, 2005
-------------------------------------
Thomas L. Bennett

                                    *          Trustee                                                   October 28, 2005
-------------------------------------
John A. Fry

                                    *          Trustee                                                   October 28, 2005
-------------------------------------
Anthony D. Knerr

                                    *          Trustee                                                   October 28, 2005
-------------------------------------
Lucinda S. Landreth

                                    *          Trustee                                                   October 28, 2005
-------------------------------------
Ann R. Leven

                                    *          Trustee                                                   October 28, 2005
-------------------------------------
Thomas F. Madison

                                    *          Trustee                                                   October 28, 2005
-------------------------------------
Janet L. Yeomans

                                    *          Trustee                                                   October 28, 2005
-------------------------------------
J. Richard Zecher

                                    *          Senior Vice President/Chief Financial Officer             October 28, 2005
-------------------------------------          (Principal Accounting Officer)
Michael P. Bishof


                                                  * By: Jude T. Drsicoll
                                                       ------------------------------
                                                        Jude T. Driscoll
                                                    as Attorney-in-Fact for
                                                 each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549













                                    EXHIBITS
                                       TO
                                    FORM N-1A






















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.       Exhibit
-----------       -------

EX-99.B           Amended and Restated By-Laws (May 19, 2005)

EX-99.H1(i)       Executed Schedule B (May 19, 2005) to the Shareholder Services
                  Agreement

EX-99.H2(i)       Executed Schedule B (May 19, 2005) to the Fund Accounting
                  Agreement

EX-99.P1 Code of Ethics for the Delaware Investments Family of Funds (December 2004)

EX-99.P2 Code of Ethics for Delaware Management Company (a series of Delaware Management Business Trust) and Delaware Distributors, L.P. (December 2004)

EX-99.P3          Code of Ethics for Lincoln Financial Distributors, Inc.
                  (April 2005)

EX-99.Q           Power of Attorneys